UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-PX/A ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY ICA File Number: 811-21922 Reporting Period: 07/01/2007 - 06/30/2008 RS Variable Products Trust RS Variable Products Trust ------------------------------------------------------------------------- (Exact name of registrant as specified in charter) 388 Market Street Suite 1700 San Francisco, CA 94111 ------------------------------------------------------------------------- (Address of principal executive offices) Terry R. Otton 388 Market Street Suite 1700 San Francisco, CA 94111 ------------------------------------------------------------------------- (Name and address of agent for service) Registrant's telephone number, including area code: 415-591-2700 ======================== RS ASSET ALLOCATION VIP SERIES ======================== ========================== RS CORE EQUITY VIP SERIES =========================== ABBOTT LABORATORIES Ticker: ABT Security ID: 002824100 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R.S. Austin For For Management 1.2 Elect Director W.M. Daley For For Management 1.3 Elect Director W.J. Farrell For For Management 1.4 Elect Director H.L. Fuller For For Management 1.5 Elect Director W.A. Osborn For For Management 1.6 Elect Director D.A.L. Owen For For Management 1.7 Elect Director B. Powell, Jr. For For Management 1.8 Elect Director W.A. Reynolds For For Management 1.9 Elect Director R.S. Roberts For For Management 1.10 Elect Director S.C. Scott, III For For Management 1.11 Elect Director W.D. Smithburg For For Management 1.12 Elect Director G.F. Tilton For For Management 1.13 Elect Director M.D. White For For Management 2 Ratify Auditors For For Management 3 Amend Human Rights Policy to Address Against Against Shareholder Access to Medicines 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ACCENTURE LTD Ticker: ACN Security ID: G1150G111 Meeting Date: FEB 7, 2008 Meeting Type: Annual Record Date: DEC 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 RE-APPOINTMENT OF THE FOLLOWING NOMINEE For For Management TO THE BOARD OF DIRECTORS: BLYTHE J. MCGARVIE 2 RE-APPOINTMENT OF THE FOLLOWING NOMINEE For For Management TO THE BOARD OF DIRECTORS: SIR MARK MOODY-STUART 3 AMENDMENT OF THE BYE-LAWS OF ACCENTURE For For Management LTD, WHICH WOULD ENABLE ACCENTURE TO DELIVER FUTURE COPIES OF OUR PROXY MATERIALS TO SHAREHOLDERS ELECTRONICALLY BY POSTING THESE MATERIALS ON AN INTERNET WEBSITE AND NOTIFYING OUR SHAREHOLDERS OF THE POSTING. 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AES CORP., THE Ticker: AES Security ID: 00130H105 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul Hanrahan For For Management 1.2 Elect Director Kristina M. Johnson For For Management 1.3 Elect Director John A. Koskinen For For Management 1.4 Elect Director Philip Lader For For Management 1.5 Elect Director Sandra O. Moose For For Management 1.6 Elect Director Philip A. Odeen For For Management 1.7 Elect Director Charles O. Rossotti For For Management 1.8 Elect Director Sven Sandstrom For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALTRIA GROUP, INC. Ticker: MO Security ID: 02209S103 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Elizabeth E. Bailey For For Management 2 Elect Director Gerald L. Baliles For For Management 3 Elect Director Dinyar S. Devitre For For Management 4 Elect Director Thomas F. Farrell II For For Management 5 Elect Director Robert E. R. Huntley For For Management 6 Elect Director Thomas W. Jones For For Management 7 Elect Director George Munoz For For Management 8 Elect Director Michael E. Szymanczyk For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 11 Provide for Cumulative Voting Against For Shareholder 12 Adopt the Marketing and Advertising Against Against Shareholder Provisions of the U.S. Master Settlement Agreement Globally 13 Cease Advertising Campaigns Oriented to Against Against Shareholder Prevent Youth Smoking 14 Implement the "Two Cigarette" Marketing Against Against Shareholder Approach 15 Adopt Principles for Health Care Reform Against Against Shareholder -------------------------------------------------------------------------------- AMERICA MOVIL, S.A.B. DE C.V. Ticker: AMX Security ID: 02364W105 Meeting Date: APR 29, 2008 Meeting Type: Special Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPOINTMENT OR, AS THE CASE MAY BE, For For Management REELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS OF THE SERIES L SHARES ARE ENTITLED TO APPOINT. ADOPTION OF RESOLUTIONS THEREON. 2 APPOINTMENT OF DELEGATES TO EXECUTE AND, For For Management IF APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON. -------------------------------------------------------------------------------- AMERICREDIT CORP. Ticker: ACF Security ID: 03060R101 Meeting Date: OCT 25, 2007 Meeting Type: Annual Record Date: AUG 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A.R. Dike For For Management 1.2 Elect Director Douglas K. Higgins For For Management 1.3 Elect Director Kenneth H. Jones, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMR CORP. Ticker: AMR Security ID: 001765106 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gerard J. Arpey For For Management 1.2 Elect Director John W. Bachmann For For Management 1.3 Elect Director David L. Boren For For Management 1.4 Elect Director Armando M. Codina For For Management 1.5 Elect Director Rajat K. Gupta For For Management 1.6 Elect Director Alberto Ibarguen For For Management 1.7 Elect Director Ann M. Korologos For For Management 1.8 Elect Director Michael A. Miles For For Management 1.9 Elect Director Philip J. Purcell For For Management 1.10 Elect Director Ray M. Robinson For For Management 1.11 Elect Director Judith Rodin For For Management 1.12 Elect Director Matthew K. Rose For For Management 1.13 Elect Director Roger T. Staubach For For Management 2 Ratify Auditors For For Management 3 Provide for Cumulative Voting Against For Shareholder 4 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 5 Require Independent Board Chairman Against For Shareholder 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AON CORP. Ticker: AOC Security ID: 037389103 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick G. Ryan For For Management 1.2 Elect Director Gregory C. Case For For Management 1.3 Elect Director Fulvio Conti For For Management 1.4 Elect Director Edgar D. Jannotta For For Management 1.5 Elect Director Jan Kalff For Withhold Management 1.6 Elect Director Lester B. Knight For For Management 1.7 Elect Director J. Michael Losh For For Management 1.8 Elect Director R. Eden Martin For For Management 1.9 Elect Director Andrew J. McKenna For For Management 1.10 Elect Director Robert S. Morrison For For Management 1.11 Elect Director Richard B. Myers For For Management 1.12 Elect Director Richard C. Notebaert For For Management 1.13 Elect Director John W. Rogers, Jr. For For Management 1.14 Elect Director Gloria Santona For For Management 1.15 Elect Director Carolyn Y. Woo For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AT&T INC Ticker: T Security ID: 00206R102 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Randall L. Stephenson For For Management 2 Elect Director William F. Aldinger III For For Management 3 Elect Director Gilbert F. Amelio For For Management 4 Elect Director Reuben V. Anderson For For Management 5 Elect Director James H. Blanchard For For Management 6 Elect Director August A. Busch III For For Management 7 Elect Director James P. Kelly For For Management 8 Elect Director Jon C. Madonna For For Management 9 Elect Director Lynn M. Martin For For Management 10 Elect Director John B. McCoy For For Management 11 Elect Director Mary S. Metz For For Management 12 Elect Director Joyce M. Roche For For Management 13 Elect Director Laura D' Andrea Tyson For For Management 14 Elect Director Patricia P. Upton For For Management 15 Ratify Auditors For For Management 16 Report on Political Contributions Against For Shareholder 17 Exclude Pension Credits from Earnings Against For Shareholder Performance Measure 18 Require Independent Lead Director Against For Shareholder 19 Establish SERP Policy Against For Shareholder 20 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- BOEING CO., THE Ticker: BA Security ID: 097023105 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John H. Biggs For For Management 2 Elect Director John E. Bryson For For Management 3 Elect Director Arthur D. Collins, Jr. For For Management 4 Elect Director Linda Z. Cook For For Management 5 Elect Director William M. Daley For For Management 6 Elect Director Kenneth M. Duberstein For For Management 7 Elect Director James L. Jones For For Management 8 Elect Director Edward M. Liddy For For Management 9 Elect Director John F. McDonnell For For Management 10 Elect Director W. James McNerney, Jr. For For Management 11 Elect Director Mike S. Zafirovski For For Management 12 Ratify Auditors For For Management 13 Report on Foreign Arms Sales Against Against Shareholder 14 Adopt Principles for Health Care Reform Against Against Shareholder 15 Adopt Human Rights Policy Against Against Shareholder 16 Require Independent Lead Director Against For Shareholder 17 Performance-Based and/or Time-Based Against For Shareholder Equity Awards 18 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 19 Restrict Severance Agreements Against For Shareholder (Change-in-Control) -------------------------------------------------------------------------------- CAMPBELL SOUP CO. Ticker: CPB Security ID: 134429109 Meeting Date: NOV 16, 2007 Meeting Type: Annual Record Date: SEP 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edmund M. Carpenter For For Management 1.2 Elect Director Paul R. Charron For For Management 1.3 Elect Director Douglas R. Conant For For Management 1.4 Elect Director Bennett Dorrance For For Management 1.5 Elect Director Kent B. Foster For For Management 1.6 Elect Director Harvey Golub For For Management 1.7 Elect Director Randall W. Larrimore For For Management 1.8 Elect Director Philip E. Lippincott For For Management 1.9 Elect Director Mary Alice D. Malone For For Management 1.10 Elect Director Sara Mathew For For Management 1.11 Elect Director David C. Patterson For For Management 1.12 Elect Director Charles R. Perrin For For Management 1.13 Elect Director A. Barry Rand For For Management 1.14 Elect Director George Strawbridge, Jr. For For Management 1.15 Elect Director Les C. Vinney For For Management 1.16 Elect Director Charlotte C. Weber For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CELGENE CORP. Ticker: CELG Security ID: 151020104 Meeting Date: JUN 18, 2008 Meeting Type: Annual Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sol J. Barer For For Management 1.2 Elect Director Robert J. Hugin For For Management 1.3 Elect Director Michael D. Casey For For Management 1.4 Elect Director Rodman L. Drake For For Management 1.5 Elect Director A. Hull Hayes, Jr. For Withhold Management 1.6 Elect Director Gilla Kaplan For For Management 1.7 Elect Director James J. Loughlin For For Management 1.8 Elect Director Ernest Mario For For Management 1.9 Elect Director Walter L. Robb For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- CEPHALON, INC. Ticker: CEPH Security ID: 156708109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Baldino, Jr., Ph.D. For For Management 1.2 Elect Director William P. Egan For For Management 1.3 Elect Director Martyn D. Greenacre For For Management 1.4 Elect Director Vaughn M. Kailian For For Management 1.5 Elect Director Kevin E. Moley For For Management 1.6 Elect Director Charles A. Sanders, M.D. For For Management 1.7 Elect Director Gail R. Wilensky, Ph.D. For For Management 1.8 Elect Director Dennis L. Winger For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHUBB CORP., THE Ticker: CB Security ID: 171232101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Zoe Baird For For Management 2 Elect Director Sheila P. Burke For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Joel J. Cohen For For Management 5 Elect Director John D. Finnegan For For Management 6 Elect Director Klaus J. Mangold For For Management 7 Elect Director Martin G. McGuinn For For Management 8 Elect Director Lawrence M. Small For For Management 9 Elect Director Jess Soderberg For For Management 10 Elect Director Daniel E. Somers For For Management 11 Elect Director Karen Hastie Williams For For Management 12 Elect Director Alfred W. Zollar For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- COVIDIEN LTD. Ticker: COV Security ID: G2552X108 Meeting Date: MAR 18, 2008 Meeting Type: Annual Record Date: JAN 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: CRAIG ARNOLD For For Management 2 ELECTION OF DIRECTOR: ROBERT H. BRUST For For Management 3 ELECTION OF DIRECTOR: JOHN M. CONNORS, For Against Management JR. 4 ELECTION OF DIRECTOR: CHRISTOPHER J. For For Management COUGHLIN 5 ELECTION OF DIRECTOR: TIMOTHY M. DONAHUE For For Management 6 ELECTION OF DIRECTOR: KATHY J. HERBERT For For Management 7 ELECTION OF DIRECTOR: RANDALL J. HOGAN, For For Management III 8 ELECTION OF DIRECTOR: RICHARD J. MEELIA For For Management 9 ELECTION OF DIRECTOR: DENNIS H. REILLEY For For Management 10 ELECTION OF DIRECTOR: TADATAKA YAMADA For For Management 11 ELECTION OF DIRECTOR: JOSEPH A. For For Management ZACCAGNINO 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- D.R. HORTON, INC. Ticker: DHI Security ID: 23331A109 Meeting Date: JAN 31, 2008 Meeting Type: Annual Record Date: DEC 3, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald R. Horton For For Management 1.2 Elect Director Bradley S. Anderson For For Management 1.3 Elect Director Michael R. Buchanan For For Management 1.4 Elect Director Richard I. Galland For For Management 1.5 Elect Director Michael W. Hewatt For For Management 1.6 Elect Director Bob G. Scott For For Management 1.7 Elect Director Donald J. Tomnitz For For Management 1.8 Elect Director Bill W. Wheat For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Pay For Superior Performance Against For Shareholder 5 Other Business For For Management -------------------------------------------------------------------------------- DAVITA INC. Ticker: DVA Security ID: 23918K108 Meeting Date: JUN 9, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles G. Berg For For Management 2 Elect Director Willard W. Brittain, Jr. For For Management 3 Elect Director Nancy-Ann DeParle For For Management 4 Elect Director Paul J. Diaz For For Management 5 Elect Director Peter T. Grauer For For Management 6 Elect Director John M. Nehra For For Management 7 Elect Director William L. Roper, M.D. For For Management 8 Elect Director Kent J. Thiry For For Management 9 Elect Director Roger J. Valine For For Management 10 Elect Director Richard C. Vaughan For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- DEVON ENERGY CORP. Ticker: DVN Security ID: 25179M103 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David A. Hager For For Management 1.2 Elect Director John A. Hill For For Management 1.3 Elect Director Mary P. Ricciardello For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Approve Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- EMC CORP. Ticker: EMC Security ID: 268648102 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael W. Brown For For Management 1.2 Elect Director Michael J. Cronin For For Management 1.3 Elect Director Gail Deegan For For Management 1.4 Elect Director John R. Egan For For Management 1.5 Elect Director W. Paul Fitzgerald For For Management 1.6 Elect Director Olli-Pekka Kallasvuo For Withhold Management 1.7 Elect Director Edmund F. Kelly For For Management 1.8 Elect Director Windle B. Priem For For Management 1.9 Elect Director Paul Sagan For For Management 1.10 Elect Director David N. Strohm For For Management 1.11 Elect Director Joseph M. Tucci For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Reduce Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- ENTERPRISE PRODUCTS PARTNERS L.P. Ticker: EPD Security ID: 293792107 Meeting Date: JAN 29, 2008 Meeting Type: Special Record Date: DEC 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FIDELITY NATIONAL INFORMATION SERVICES INC Ticker: FIS Security ID: 31620M106 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Marshall Haines For For Management 1.2 Elect Director David K. Hunt For For Management 1.3 Elect Director Cary H. Thompson For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- FREDDIE MAC Ticker: FRE Security ID: 313400301 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Geoffrey T. Boisi For For Management 1.3 Elect Director Michelle Engler For For Management 1.4 Elect Director Richard R. Glauber For For Management 1.5 Elect Director Richard Karl Goeltz For For Management 1.6 Elect Director Thomas S. Johnson For For Management 1.7 Elect Director Jerome P. Kenney For For Management 1.8 Elect Director William M. Lewis, Jr. For For Management 1.9 Elect Director Nicolas P. Retsinas For For Management 1.10 Elect Director Stephen A. Ross For For Management 1.11 Elect Director Richard F. Syron For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- GENERAL DYNAMICS CORP. Ticker: GD Security ID: 369550108 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Nicholas D. Chabraja For For Management 2 Elect Director James S. Crown For For Management 3 Elect Director William P. Fricks For For Management 4 Elect Director Charles H. Goodman For For Management 5 Elect Director Jay L. Johnson For For Management 6 Elect Director George A. Joulwan For For Management 7 Elect Director Paul G. Kaminski For For Management 8 Elect Director John M. Keane For For Management 9 Elect Director Deborah J. Lucas For For Management 10 Elect Director Lester L. Lyles For For Management 11 Elect Director Carl E. Mundy, Jr. For For Management 12 Elect Director J. Christopher Reyes For For Management 13 Elect Director Robert Walmsley For For Management 14 Ratify Auditors For For Management 15 Adopt Ethical Criteria for Military Against Against Shareholder Contracts 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- GENERAL ELECTRIC CO. Ticker: GE Security ID: 369604103 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James I. Cash, Jr. For For Management 2 Elect Director William M. Castell For For Management 3 Elect Director Ann M. Fudge For For Management 4 Elect Director Claudio X. Gonzalez For Against Management 5 Elect Director Susan Hockfield For For Management 6 Elect Director Jeffrey R. Immelt For For Management 7 Elect Director Andrea Jung For For Management 8 Elect Director Alan G. Lafley For For Management 9 Elect Director Robert W. Lane For For Management 10 Elect Director Ralph S. Larsen For For Management 11 Elect Director Rochelle B. Lazarus For For Management 12 Elect Director James J. Mulva For For Management 13 Elect Director Sam Nunn For For Management 14 Elect Director Roger S. Penske For For Management 15 Elect Director Robert J. Swieringa For For Management 16 Elect Director Douglas A. Warner III For For Management 17 Ratify Auditors For For Management 18 Provide for Cumulative Voting Against For Shareholder 19 Require Independent Board Chairman Against For Shareholder 20 Claw-back of Payments under Restatements Against For Shareholder 21 Adopt Policy on Overboarded Directors Against For Shareholder 22 Report on Charitable Contributions Against Against Shareholder 23 Report on Global Warming Against Against Shareholder 24 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- GENERAL MILLS, INC. Ticker: GIS Security ID: 370334104 Meeting Date: SEP 24, 2007 Meeting Type: Annual Record Date: JUL 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul Danos For For Management 2 Elect Director William T. Esrey For For Management 3 Elect Director Raymond V. Gilmartin For For Management 4 Elect Director Judith Richards Hope For For Management 5 Elect Director Heidi G. Miller For Against Management 6 Elect Director Hilda Ochoa-Brillemberg For For Management 7 Elect Director Steve Odland For For Management 8 Elect Director Kendall J. Powell For For Management 9 Elect Director Michael D. Rose For For Management 10 Elect Director Robert L. Ryan For For Management 11 Elect Director Stephen W. Sanger For For Management 12 Elect Director A. Michael Spence For Against Management 13 Elect Director Dorothy A. Terrell For For Management 14 Ratify Auditors For For Management 15 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- GILEAD SCIENCES, INC. Ticker: GILD Security ID: 375558103 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul Berg For For Management 1.2 Elect Director John F. Cogan For For Management 1.3 Elect Director Etienne F. Davignon For For Management 1.4 Elect Director James M. Denny For For Management 1.5 Elect Director Carla A. Hills For For Management 1.6 Elect Director John W. Madigan For For Management 1.7 Elect Director John C. Martin For For Management 1.8 Elect Director Gordon E. Moore For For Management 1.9 Elect Director Nicholas Moore For For Management 1.10 Elect Director Gayle E. Wilson For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- GOLDMAN SACHS GROUP, INC., THE Ticker: GS Security ID: 38141G104 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors Lloyd C. Blankfein For For Management 2 Elect Directors John H. Bryan For For Management 3 Elect Directors Gary D. Cohn For For Management 4 Elect Directors Claes Dahlback For For Management 5 Elect Directors Stephen Friedman For For Management 6 Elect Directors William W. George For For Management 7 Elect Directors Rajat K. Gupta For For Management 8 Elect Directors James A. Johnson For For Management 9 Elect Directors Lois D. Juliber For For Management 10 Elect Directors Edward M. Liddy For For Management 11 Elect Directors Ruth J. Simmons For For Management 12 Elect Directors Jon Winkelried For For Management 13 Ratify Auditors For For Management 14 Prohibit Executive Stock-Based Awards Against Against Shareholder 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 16 Prepare Sustainability Report Against Against Shareholder -------------------------------------------------------------------------------- GOOGLE INC Ticker: GOOG Security ID: 38259P508 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Eric Schmidt For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Larry Page For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ann Mather For For Management 1.8 Elect Director Paul S. Otellini For For Management 1.9 Elect Director K. Ram Shriram For For Management 1.10 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Adopt Internet Censorship Policies Against Against Shareholder 5 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HALLIBURTON CO. Ticker: HAL Security ID: 406216101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director James R. Boyd For For Management 3 Elect Director Milton Carroll For For Management 4 Elect Director Kenneth T. Derr For For Management 5 Elect Director S. Malcolm Gillis For For Management 6 Elect Director James T. Hackett For For Management 7 Elect Director David J. Lesar For For Management 8 Elect Director J. Landis Martin For For Management 9 Elect Director Jay A. Precourt For For Management 10 Elect Director Debra L. Reed For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Adopt Human Rights Policy Against Against Shareholder 14 Report on Political Contributions Against Against Shareholder 15 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HOME DEPOT, INC. Ticker: HD Security ID: 437076102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director David H. Batchelder For For Management 3 Elect Director Francis S. Blake For For Management 4 Elect Director Ari Bousbib For For Management 5 Elect Director Gregory D. Brenneman For For Management 6 Elect Director Albert P. Carey For For Management 7 Elect Director Armando Codina For For Management 8 Elect Director Brian C. Cornell For For Management 9 Elect Director Bonnie G. Hill For For Management 10 Elect Director Karen L. Katen For For Management 11 Ratify Auditors For For Management 12 Amend Executive Incentive Bonus Plan For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Affirm Political Nonpartisanship Against Against Shareholder 15 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 16 Report on Employment Diversity Against Against Shareholder 17 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 18 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- ILLINOIS TOOL WORKS INC. Ticker: ITW Security ID: 452308109 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William F. Aldinger For For Management 2 Elect Director Marvin D. Brailsford For For Management 3 Elect Director Susan Crown For For Management 4 Elect Director Don H. Davis, Jr. For For Management 5 Elect Director Robert C. McCormack For For Management 6 Elect Director Robert S. Morrison For For Management 7 Elect Director James A. Skinner For For Management 8 Elect Director Harold B. Smith For For Management 9 Elect Director David B. Speer For For Management 10 Elect Director Pamela B. Strobel For For Management 11 Approve Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- JABIL CIRCUIT, INC. Ticker: JBL Security ID: 466313103 Meeting Date: AUG 2, 2007 Meeting Type: Annual Record Date: JUL 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Laurence S. Grafstein For For Management 1.2 Elect Director Mel S. Lavitt For For Management 1.3 Elect Director Timothy L. Main For For Management 1.4 Elect Director William D. Morean For For Management 1.5 Elect Director Lawrence J. Murphy For For Management 1.6 Elect Director Frank A. Newman For For Management 1.7 Elect Director Steven A. Raymund For For Management 1.8 Elect Director Thomas A. Sansone For For Management 1.9 Elect Director Kathleen A. Walters For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Other Business For For Management -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director Robert I. Lipp For For Management 10 Elect Director David C. Novak For For Management 11 Elect Director Lee R. Raymond For For Management 12 Elect Director William C. Weldon For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For Against Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Report on Government Service of Employees Against Against Shareholder 17 Report on Political Contributions Against Against Shareholder 18 Require Independent Board Chairman Against Against Shareholder 19 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 20 Require More Director Nominations Than Against Against Shareholder Open Seats 21 Report on Human Rights Investment Against Against Shareholder Policies 22 Report on Lobbying Activities Against Against Shareholder -------------------------------------------------------------------------------- KBR, INC. Ticker: KBR Security ID: 48242W106 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John R. Huff For For Management 1.2 Elect Director Lester L. Lyles For For Management 1.3 Elect Director Richard J. Slater For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- LEGG MASON, INC. Ticker: LM Security ID: 524901105 Meeting Date: JUL 19, 2007 Meeting Type: Annual Record Date: MAY 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Harold L. Adams For For Management 1.2 Elect Raymond A. Mason For For Management 1.3 Elect Margaret Milner Richardson For For Management 1.4 Elect Kurt L. Schmoke For For Management 1.5 Elect Robert E. Angelica For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Non-Employee Director Stock Option For For Management Plan 4 Ratify Auditors For For Management 5 Separate Chairman and CEO Positions Against Against Shareholder -------------------------------------------------------------------------------- MASTERCARD INCORPORATED Ticker: MA Security ID: 57636Q104 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bernard S.Y. Fung For For Management 1.2 Elect Director Marc Olivie For For Management 1.3 Elect Director Mark Schwartz For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCDONALD'S CORP. Ticker: MCD Security ID: 580135101 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ralph Alvarez For For Management 2 Elect Director Susan E. Arnold For For Management 3 Elect Director Richard H. Lenny For For Management 4 Elect Director Cary D. McMillan For For Management 5 Elect Director Sheila A. Penrose For For Management 6 Elect Director James A. Skinner For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCGRAW-HILL COMPANIES, INC., THE Ticker: MHP Security ID: 580645109 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Winfried Bischoff For Withhold Management 1.2 Elect Director Douglas N. Daft For Withhold Management 1.3 Elect Director Linda Koch Lorimer For Withhold Management 1.4 Elect Director Harold McGraw III For For Management 1.5 Elect Director Michael Rake For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder 4 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- MEDCO HEALTH SOLUTIONS, INC. Ticker: MHS Security ID: 58405U102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John L. Cassis For For Management 2 Elect Director Michael Goldstein For For Management 3 Elect Director Blenda J. Wilson For For Management 4 Ratify Auditors For For Management 5 Increase Authorized Common Stock For For Management 6 Limit Executive Compensation Against Against Shareholder -------------------------------------------------------------------------------- NEWELL RUBBERMAID INC. Ticker: NWL Security ID: 651229106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael T. Cowhig For For Management 2 Elect Director Mark D. Ketchum For For Management 3 Elect Director William D. Marohn For For Management 4 Elect Director Raymond G. Viault For For Management 5 Ratify Auditors For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- NOKIA CORP. Ticker: NOK Security ID: 654902204 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE ANNUAL ACCOUNTS For For Management 2 APPROVAL OF THE DISTRIBUTION OF THE For For Management PROFIT FOR THE YEAR, PAYMENT OF DIVIDEND 3 APPROVAL OF THE DISCHARGE OF THE For For Management CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIABILITY 4 APPROVAL OF THE REMUNERATION TO THE For For Management MEMBERS OF THE BOARD OF DIRECTORS 5 APPROVAL OF THE NUMBER OF THE MEMBERS OF For For Management THE BOARD OF DIRECTORS 6.1 Elect Director Georg Ehrnrooth For For Management 6.2 Elect Director Lalita D. Gupte For For Management 6.3 Elect Director Bengt Holmstrom For For Management 6.4 Elect Director Henning Kagermann For For Management 6.5 Elect Director Olli-Pekka Kallasvuo For For Management 6.6 Elect Director Per Karlsson For For Management 6.7 Elect Director Jorma Ollila For For Management 6.8 Elect Director Marjorie Scardino For For Management 6.9 Elect Director Risto Siilasmaa For For Management 6.10 Elect Director Keijo Suila For For Management 7 APPROVAL OF THE AUDITOR REMUNERATION For For Management 8 APPROVAL OF THE RE-ELECTION OF For For Management PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2008 9 APPROVAL OF THE AUTHORIZATION TO THE For For Management BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA SHARES 10 MARK THE FOR BOX IF YOU WISH TO None Against Management INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 10 -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Janet M. Hansen For For Management 1.2 Elect Director Jeremiah J. Lowney, Jr. For For Management 2 Approve Restricted Stock Plan For Against Management 3 Approve Stock Option Plan For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Collin P. Baron For For Management 1.2 Elect Director Richard M. Hoyt For For Management 1.3 Elect Director Philip R. Sherringham For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Amend Restricted Stock Plan For Against Management 4 Amend Stock Option Plan For Against Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUALCOMM INC. Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Donald G. Cruickshank For For Management 1.3 Elect Director Raymond V. Dittamore For For Management 1.4 Elect Director Irwin Mark Jacobs For For Management 1.5 Elect Director Paul E. Jacobs For For Management 1.6 Elect Director Robert E. Kahn For For Management 1.7 Elect Director Sherry Lansing For For Management 1.8 Elect Director Duane A. Nelles For Withhold Management 1.9 Elect Director Marc I. Stern For For Management 1.10 Elect Director Brent Scowcroft For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SCHLUMBERGER LTD. Ticker: SLB Security ID: 806857108 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director P. Camus For For Management 1.2 Elect Director J.S. Gorelick For For Management 1.3 Elect Director A. Gould For For Management 1.4 Elect Director T. Isaac For For Management 1.5 Elect Director N. Kudryavtsev For For Management 1.6 Elect Director A. Lajous For For Management 1.7 Elect Director M.E. Marks For For Management 1.8 Elect Director D. Primat For For Management 1.9 Elect Director L.R. Reif For For Management 1.10 Elect Director T.I. Sandvold For For Management 1.11 Elect Director N. Seydoux For For Management 1.12 Elect Director L.G. Stuntz For For Management 2 ADOPTION AND APPROVAL OF FINANCIALS AND For For Management DIVIDENDS 3 APPROVAL OF ADOPTION OF THE SCHLUMBERGER For For Management 2008 STOCK INCENTIVE PLAN 4 APPROVAL OF INDEPENDENT REGISTERED PUBLIC For For Management ACCOUNTING FIRM -------------------------------------------------------------------------------- SLM CORPORATION Ticker: SLM Security ID: 78442P106 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann Torre Bates For For Management 2 Elect Director W.M. Diefenderfer III For For Management 3 Elect Director Diane Suitt Gilleland For For Management 4 Elect Director Earl A. Goode For For Management 5 Elect Director Ronald F. Hunt For For Management 6 Elect Director Albert L. Lord For For Management 7 Elect Director Michael E. Martin For For Management 8 Elect Director Barry A. Munitz For For Management 9 Elect Director Howard H. Newman For For Management 10 Elect Director A. Alexander Porter, Jr. For For Management 11 Elect Director Frank C. Puleo For For Management 12 Elect Director Wolfgang Schoellkopf For For Management 13 Elect Director Steven L. Shapiro For For Management 14 Elect Director Anthony P. Terracciano For For Management 15 Elect Director Barry L. Williams For For Management 16 Approve Increase in Size of Board For Against Management 17 Ratify Auditors For For Management -------------------------------------------------------------------------------- TRANSOCEAN INC. Ticker: RIG Security ID: G90078109 Meeting Date: NOV 9, 2007 Meeting Type: Court Record Date: OCT 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX G, WHICH PROVIDES FOR THE RECLASSIFICATION OF OUR ORDINARY SHARES. 2 APPROVAL OF THE ISSUANCE OF OUR ORDINARY For For Management SHARES TO SHAREHOLDERS OF GLOBALSANTAFE CORPORATION IN THE MERGER UNDER THE TERMS OF THE AGREEMENT AND PLAN OF MERGER, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX A. 3 APPROVAL OF THE AMENDMENT AND RESTATEMENT For For Management OF OUR MEMORANDUM AND ARTICLES OF ASSOCIATION TO, AMONG OTHER THINGS, INCREASE THE MAXIMUM NUMBER OF DIRECTORS CONSTITUTING THE BOARD OF DIRECTORS OF TRANSOCEAN INC. FROM 13 TO 14. -------------------------------------------------------------------------------- TYCO ELECTRONICS LTD. Ticker: TEL Security ID: G9144P105 Meeting Date: MAR 10, 2008 Meeting Type: Annual Record Date: JAN 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pierre R. Brondeau For Withhold Management 1.2 Elect Director Ram Charan For Withhold Management 1.3 Elect Director Juergen W. Gromer For For Management 1.4 Elect Director Robert M. Hernandez For For Management 1.5 Elect Director Thomas J. Lynch For For Management 1.6 Elect Director Daniel J. Phelan For For Management 1.7 Elect Director Frederic M. Poses For For Management 1.8 Elect Director Lawrence S. Smith For For Management 1.9 Elect Director Paula A. Sneed For For Management 1.10 Elect Director David P. Steiner For For Management 1.11 Elect Director Sandra S. Wijnberg For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TYCO INTERNATIONAL LTD. Ticker: TYC Security ID: G9143X208 Meeting Date: MAR 13, 2008 Meeting Type: Annual Record Date: JAN 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis C. Blair For For Management 1.2 Elect Director Edward D. Breen For For Management 1.3 Elect Director Brian Duperreault For For Management 1.4 Elect Director Bruce S. Gordon For For Management 1.5 Elect Director Rajiv L. Gupta For For Management 1.6 Elect Director John A. Krol For For Management 1.7 Elect Director Brendan R. O'Neill For For Management 1.8 Elect Director William S. Stavropoulos For For Management 1.9 Elect Director Sandra S. Wijnberg For For Management 1.10 Elect Director Jerome B. York For For Management 1.11 Elect Director Timothy M. Donahue For For Management 2 Ratify Auditors For For Management 3 AMENDMENTS TO THE COMPANY S BYE-LAWS For For Management -------------------------------------------------------------------------------- W. R. BERKLEY CORP. Ticker: WRB Security ID: 084423102 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rodney A. Hawes, Jr. For For Management 1.2 Elect Director Jack H. Nusbaum For For Management 1.3 Elect Director Mark L. Shapiro For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WASTE MANAGEMENT, INC. Ticker: WMI Security ID: 94106L109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Pastora San Juan Cafferty For For Management 2 Elect Director Frank M. Clark, Jr. For For Management 3 Elect Director Patrick W. Gross For For Management 4 Elect Director Thomas I. Morgan For For Management 5 Elect Director John C. Pope For For Management 6 Elect Director W. Robert Reum For For Management 7 Elect Director Steven G. Rothmeier For For Management 8 Elect Director David P. Steiner For For Management 9 Elect Director Thomas H. Weidemeyer For For Management 10 Ratify Auditors For For Management 11 Repot on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- WESTERN UNION CO Ticker: WU Security ID: 959802109 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jack M. Greenberg For For Management 2 Elect Director Alan J. Lacy For For Management 3 Elect Director Linda Fayne Levinson For For Management 4 Ratify Auditors For For Management ======================== RS EMERGING MARKETS VIP SERIES ======================== ACC LTD Ticker: Security ID: Y0002C112 Meeting Date: APR 24, 2008 Meeting Type: Annual General Meeting Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited profit and For For Management loss account for the FYE31 DEC 2007, the balance sheet as at that date and the reports ofthe Directors and the Auditors thereon 2. Declare a dividend For For Management 3. Re-appoint Mr. S.M. Palia as a Director For For Management who retires by rotation 4. Re-appoint Mr. Naresh Chandra as a For For Management Director who retires byrotation 5. Re-appoint Mr. D.K. Mehrotra as a For For Management Director, who retires byrotation 6. Re-appoint Mr. R.A. Shah as a Director, For For Management who retires by rotation 7. Appoint Messrs. S.R. Batliboi & For For Management Associates, CharteredAccountants, as the Auditors of the Company on suchremuneration as agreed upon by the Board of Directors and theAuditor in addition to reimbursement of service tax and all out ofpocket expenses in conne -------------------------------------------------------------------------------- ALL AMERICA LATINA LOGISTICA SA Ticker: Security ID: 01643R606 Meeting Date: APR 28, 2008 Meeting Type: MIX Record Date: APR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve to take the knowledge of the For For Management Directors accounts, theCompany's consolidated financial statements and the accountingstatements for the FYE 31 DEC 2007 A.2 Approve to allocate the net profits from For For Management the FY and the distributionfrom the dividends A.3 Elect the members of the Board of For For Management Directors and FinanceCommittee A.4 Approve to set the global remuneration of For For Management the Board of Directorsand of the financing committee E.1 Amend the wording of the main part of the For For Management Article 25 E.2 Amend the wordings of items A and B of For For Management the Article 31, all of theCorporate Bylaws of the Company -------------------------------------------------------------------------------- ALUMINUM CORP CHINA LTD Ticker: Security ID: Y0094N109 Meeting Date: MAY 9, 2008 Meeting Type: Annual General Meeting Record Date: APR 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the report of the Directors of For For Management the Company for the YE 31DEC 2007 2. Approve the report of the Supervisory For For Management Committee of the Companyfor the YE 31 DEC 2007 3. Approve the report of the Independent For For Management Auditor and the auditedfinancial statements of the Group and of the Company for the YE31 DEC 2007 4. Approve the profit distribution of the For For Management Company for the YE 31 DEC2007 and the declaration of the Company's final dividend for theYE 31 DEC 2007 5.I Appoint Mr. Zhu Demiao as a Independent For For Management Non-Executive Directorof the Company 5.II Appoint Mr. Wang Mengkui as a Independent For For Management Non-ExecutiveDirector of the Company 6. Authorize the Board of Directors to For For Management determine the remuneration ofthe Directors and Supervisors of the Company for the YE 31 DEC2008 7. Approve to pay a discretionary bonus for For For Management the year 2007 to theDirectors and Supervisors of the Company 8. Approve to renew the liability insurance For For Management for the Directors,Supervisors and other Senior Management of the Company forthe year of 2008/2009 9. Reappoint PricewaterhouseCoopers, Hong For For Management Kong Certified Public Accountants, and PricewaterhouseCoopers Zhong Tian CPAs Ltd. Co. as Independent Auditors and PRC Auditors, Respectively, and Authorize Board to Fix Their Remuneration 10. Approve to put forward at such meeting by For For Management any shareholder(s)holding 3% or more of the shares carrying the right to vote at suchmeeting S.11 Authorize Issuance of Short-Term Bonds For For Management with a Principal Amount of Up to RMB 10.0 Billion S.12 Approve Issuance of H Shares without For Against Management Preemptive Rights S.13 Amend the Articles 13 and 39 of the For For Management Articles, subject to thenecessary approval of the relevant PRC authorities, as specified S.14 Approve Issuance of Medium-Term Bonds For For Management with a Principal Amount of Not Less Than RMB 3.0 Billion and Not More Than 10.0 Biliion -------------------------------------------------------------------------------- ALUMINUM CORP CHINA LTD Ticker: Security ID: Y0094N109 Meeting Date: MAY 9, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Acquisition of the Target Equity For For Management Interests from Aluminum Corporation of China Upon Successful Bidding at the China Beijing Equity Exchange and Related Transactions -------------------------------------------------------------------------------- AMERICA MOVIL SAB DE CV Ticker: Security ID: P0280A101 Meeting Date: APR 29, 2008 Meeting Type: Special General Meeting Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor I. Appoint and ratify the Members of the For For Management Board of Directors of theCompany who are to be appointed by the series L shareholders;resolutions in this regard II. Approve the designation of delegates who For For Management will carry out theresolutions passed by this meeting and, if relevant, formalize themas appropriate; resolutions in this regard -------------------------------------------------------------------------------- AMERICA MOVIL, S.A.B. DE C.V. Ticker: AMX Security ID: 02364W105 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor I APPOINTMENT OR, AS THE CASE MAY BE, For For Management REELECTION OFTHE MEMBERS OF THE BOARD OF DIRECTORS OF THECOMPANY THAT THE HOLDERS OF THE SERIES "L" SHARESARE ENTITLED TO APPOINT. ADOPTION OF RESOLUTIONSTHEREON. II APPOINTMENT OF DELEGATES TO EXECUTE AND, For For Management IFAPPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BYTHE MEETING. ADOPTION OF RESOLUTIONS THEREON. -------------------------------------------------------------------------------- ANGANG STEEL COMPANY LTD Ticker: Security ID: Y0132D105 Meeting Date: DEC 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve, the 2007 Supply of Materials and For For Management Services Agreement,the relevant monetary caps of 2008 and 2009, and thetransactions contemplated thereunder, and authorize the Board todo such further acts and things and execute further documentsand take all such 2. Approve, the revision of the 2007 annual For For Management caps of the supportservices from RMB 5,700 million to RMB 8,000 million, andauthorize the Board to do such further acts and things andexecute further documents and take all such steps which in itsopinion may be nec 3. Approve, the revision of the 2007 annual For For Management caps of the financialservices from RMB 200 million to RMB 250 million, and authorizethe Board to do such further acts and things and execute furtherdocuments and take all such steps which in its opinion may beneces 4. Approve, the appointment of Mr. Wen For For Management Baoman as a Member ofthe Supervisory Committee of the Company -------------------------------------------------------------------------------- ANGANG STEEL COMPANY LTD Ticker: Security ID: Y0132D105 Meeting Date: JUN 12, 2008 Meeting Type: Annual General Meeting Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the report of the Board of For For Management Directors of the Company forthe year 2007 2. Approve the report of the Supervisory For For Management Committee of the Companyfor the year 2007 3. Approve the audited financial statements For For Management of the Company for theYE 31 DEC 2007 4. Approve the proposed distribution of the For For Management profits of the Companyfor the year 2007 5. Approve the proposed remuneration of the For For Management Directors and theSenior Management of the Company for the year 2007 6. Approve the proposed remuneration of the For For Management Supervisors of theCompany for the year 2007 7. Approve the appointment of each of Zhong For For Management Rui Yue Hua CertifiedPublic Accountants and the Domestic and International Auditor ofthe Company respectively for the year and authorize the Board ofDirectors of the Company to determine their remunerations -------------------------------------------------------------------------------- APEX SILVER MINES LIMITED Ticker: SIL Security ID: G04074103 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01.1 DIRECTOR - OVE HOEGH For For Management 01.2 DIRECTOR - KEITH R. HULLEY For For Management 01.3 DIRECTOR - IAN MASTERTON-HUME For For Management 02 AMENDMENT TO THE 2004 EQUITY INCENTIVE For For Management PLAN 03 RATIFICATION OF PRICEWATERHOUSECOOPERS For For Management LLP ASINDEPENDENT ACCOUNTANTS -------------------------------------------------------------------------------- BANCO BRADESCO SA BRAD Ticker: Security ID: P1808G117 Meeting Date: MAR 24, 2008 Meeting Type: Annual General Meeting Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. To take the accounts of the Director's, None Did not Management to examine, discuss andvote upon vote the-Board of Directors' annual report, the financialstatements, including the dis-tribution of the net profits andIndependent Auditor's report relating to FYE-31 DEC 2007 2. Elect the Members of the Board of For For Management Directors, under Securities andExchange Commission CVM Instructions Numbers 165 of 11 DEC1991 and 282 of 26 JUN 1998, a minimum percentage of 5%share in the capital voting stock is necessary for shareholders tobe able to 3. Elect the Members of the Finance For For Management Committee 4. To set the Directors' global, annual None Did not Management remuneration in accordancewith the vote terms-of the Company ByLaws -------------------------------------------------------------------------------- BARLOWORLD LTD Ticker: Security ID: S08470189 Meeting Date: JAN 24, 2008 Meeting Type: Annual General Meeting Record Date: JAN 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Receive and adopt the annual financial For For Management statements for the YE 30SEP 2007, including the Directors' report and the report of theAuditors O.2 Re-elect Mr. A.G.K. Hamilton as a For For Management Director of the Company, whoretires in terms of Article 59.3.1 of the Articles of Association ofthe Company O.3 Re-elect Mr. T.S. Munday as a Director of For For Management the Company, whoretires in terms of Article 59.3.1 of the Articles of Association ofthe Company O.4 Re-elect Mr. O.I. Shongwe as a Director For For Management of the Company, whoretires in terms of Article 59.3.1 of the Articles of Association ofthe Company O.5 Re-elect Mr. T.H. Nyasulu as a Director For For Management of the Company, whoretires in terms of Article 59.3.1 of the Articles of Association ofthe Company O.6 Re-elect Mr. S.A.M. Baqwa as a Director For For Management of the Company, whoretires in terms of Article 66 of the Articles of Association of theCompany O.7 Re-elect Mr. M. Laubscher as a Director For For Management of the Company, whoretires in terms of Article 66 of the Articles of Association of theCompany O.8 Re-elect Mr. D.B. Ntsebeza as a Director For For Management of the Company, whoretires in terms of Article 66 of the Articles of Association of theCompany O.9 Re-elect Mr. P.M. Surgey as a Director of For For Management the Company, whoretires in terms of Article 66 of the Articles of Association of theCompany O.10 Re-elect Mr. C.B. Thomson as a Director For For Management of the Company, whoretires in terms of Article 66 of the Articles of Association of theCompany O.11 Re-appoint Deloitte & Touche as External For For Management Auditors and authorizethe Directors to determine their remuneration for the past audit O12.a Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Chairman of theBoard, inclusive of fees payable as the Chairman of Boardcommittees with effect from 01 JAN 2008 as follows: present: ZAR1,437,500, O12.b Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Resident Non-Executive Directors with effect from 01 JAN 2008 as follows:present: ZAR 150,000, proposed: ZAR 180,000 O12.c Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Non-resident Non-Executive Directors with effect from 01 JAN 2008 as followspresent: GBP 47,500, proposed: GBP 49,400 O12.d Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Chairman of theAudit Committee with effect from 01 JAN 2008 as follows: present:GBP 22,000, proposed: GBP 23,000 O12.e Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Resident Membersof the Audit Committee with effect from 01 JAN 2008 as follows:present: ZAR 35,000, proposed: ZAR 60,000 O12.f Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Non-ResidentMembers of the Audit Committee with effect from 01 JAN 2008 asfollows: present: GBP 2,750, proposed: GBP 4,000 O12.g Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Chairman of theremuneration Committee with effect from 01 JAN 2008 as follows:present: N/A, proposed: ZAR 75,000 O12.h Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Resident Membersof each of the Board Committees [excluding risk and sustainabilitycommittee] with effect from 01 JAN 2008 as follows: present: ZAR2 O12.i Approve, in terms of Article 61 of the For For Management Company's Articles ofAssociation, to revise the fees payable to the Non-residentMembers of each of the Board Committees [excluding risk andsustainability committee] with effect from 01 JAN 2008 as follows:present: G S.1 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital -------------------------------------------------------------------------------- BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD Ticker: Security ID: Y07717104 Meeting Date: OCT 12, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights -------------------------------------------------------------------------------- BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD Ticker: Security ID: Y07717104 Meeting Date: DEC 31, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Supply of Power and Energy For For Management Services Agreementdated 06 NOV 2007 and the continuing connected transactionscontemplated thereunder 2. Approve the Supply of Accessorial Power For For Management and Energy ServicesAgreement dated 06 NOV 2007 and the continuing connectedtransactions contemplated thereunder 3. Approve the Supply of Aviation Safety and For For Management Security GuardServices Agreement dated 06 NOV 2007 and the continuingconnected transactions contemplated thereunder 4. Approve the appointment of Ms. Zhao For For Management Jinglu as the Non-ExecutiveDirector of the Company and authorize the Board of Directors [the'Board'] to determine her remuneration thereof and to arrangeappointment letter to be entered into by the Company with Ms.Zha 5. Approve the appointment of Mr. Dong For For Management Ansheng as theIndependent Non-Executive Director of the Company andauthorize the Board to determine his remuneration thereof and toarrange appointment letter to be entered into by the Company withMr. Dong Ansheng upon s -------------------------------------------------------------------------------- C C LAND HOLDINGS LIMITED Ticker: Security ID: G1985B113 Meeting Date: MAY 2, 2008 Meeting Type: Annual General Meeting Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited financial statements For For Management and the reports of theDirectors and the Auditors for the YE 31 DEC 2007 2. Declare the final dividend for the YE 31 For For Management DEC 2007 3.A Re-elect Mr. Cheung Chung Kiu as an For For Management Executive Director 3.B Re-elect Mr. Lam Hiu Lo as an Executive For For Management Director 3.c Re-elect Ms. Poon Ho Yee Agnes as an For For Management Executive Director 3.D Re-elect Mr. Tsang Wai Choi as an For For Management Executive Director 3.E Re-elect Dr. Wong Kim Wing as an For For Management Executive Director 3.F Re-elect Mr. Leung Yu Ming Steven as an For For Management Independent Non-Executive Director 3.G Re-elect Dr. Wong Lung Tak Patrick as an For For Management Independent Non-Executive Director 3.H Authorise the Board of Directors to fix For For Management the remuneration of theDirectors 4. Re-appoint Messrs. Ernst & Young as For For Management Auditors of the Companyand authorize the Board of Directors to fix their remuneration 5. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- CHEIL INDUSTRIES INC, KUMI Ticker: Security ID: Y1296J102 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 54th income statement, For For Management balance statement, proposeddisposition of retained earning 2. Approve the partial amendment to the For For Management Articles of Incorporation 3. Elect the Directors For For Management 4. Approve the limit of remuneration for the For For Management Directors -------------------------------------------------------------------------------- CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD Ticker: Security ID: Y1456Z128 Meeting Date: MAY 15, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Received and adopt the audited financial For For Management statements and thereport of the Directors and Independent Auditor's report for the YE31 DEC 2007 2. Declare a final dividend For For Management 3.A Re-elect Mr. Shen Koping Michael as a For For Management Director 3.B Re-elect Mr. Lau Siu Mun Sammy as a For For Management Director 3.C Re-elect Mr. Zheng Changyong as a For For Management Director 3.D Re-elect Mr. Che Shujian as a Director For For Management 3.E Authorize the Board of Directors to fix For For Management the Directors' fees 4. Appoint KPMG as the auditors and to For For Management authorize the Board ofDirectors to fix their remuneration 5. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to Ten Percent For For Management of Issued Share Capital 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- CHINA LIFE INSURANCE CO LTD Ticker: Security ID: Y1477R105 Meeting Date: SEP 13, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve to take over the Winterthur Life For For Management Insurance, TaiwanBranch 2. Extraordinary motions Abstain Abstain Management -------------------------------------------------------------------------------- CHINA LIFE INSURANCE CO LTD Ticker: Security ID: Y1477R105 Meeting Date: JUN 13, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 To report the business of 2007 None Did not Management vote 1.2 Audit Committee's review report None Did not Management vote 1.3 To report "Rules and Procedures of Board None Did not Management of Directors Meetings" vote 2.1 Approve the 2007 business report and For For Management financial statements 2.2 Approve the distribution of 2007 profits For For Management 3.1 Approve Increase of Registered Capital For For Management and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt or Domestic Rights Issue 3.2 Amend the Articles of Incorporation For For Management includes the amount ofauthorized capital stock; the capital stock of the Company shall beTWD 30,000,000,000 increased from TWD 13,500,000,000 3.3 Amend the election regulation of For For Management Directors and Supervisorsincludes the appointment of 2 Independent Directors; the Board ofDirectors thus comprises 2 Supervisors and 7 Directors, including2 Independent Directors 4.A.1 Elect Mr. Chang-Ching Wang [Chung Kwan For For Management Investment Co Ltd]Shareholder no 99 as a Director 4.A.2 Elect Mr. Alan Wang [Chung Kwan For For Management Investment Co Ltd]Shareholder no 99 as a Director 4.A.3 Elect Mr. Yu-Ling Kuo[ Videoland Inc] For For Management Shareholder no 157891 asa Director 4.A.4 Elect Mr. Robert C.H. Chen [Videoland For For Management Inc] Shareholder no157891 as a Director 4.B.1 Elect Mr. Yen Tsai, Ming-Jih [Feng Luh For For Management Investment Co Ltd]Shareholder no 41180 as a Supervisors 4.B.2 Elect Mr. Lee, Chun-Lai [Feng Luh For For Management Investmen Co Ltd] Shareholderno 41180 as a Supervisors 5. Motions None Did not Management vote -------------------------------------------------------------------------------- CHINA MOBILE LTD Ticker: Security ID: Y14965100 Meeting Date: MAY 8, 2008 Meeting Type: Annual General Meeting Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited financial statements For For Management and the reports of theDirectors and the Auditors of the Company and its subsidiaries forthe YE 31 DEC 2007 2.i Declare an ordinary final dividend for For For Management the YE 31 DEC 2007 2.ii Declare a special final dividend for the For For Management YE 31 DEC 2007 3.i Re-elect Mr. Lu Xiangdong as a Director For For Management 3.ii Re-elect Mr. Xue Taohai as a Director For For Management 3.iii Re-elect Mr. Huang Wenlin as a Director For For Management 3.iv Re-elect Mr. Xin Fanfei as a Director For For Management 3.v Re-elect Mr. Lo Ka Shui as a Director For For Management 4. Re-appoint Messrs. KPMG as the Auditors For For Management and authorize theDirectors to fix their remuneration 5. TO GIVE A GENERAL MANDATE TO THE For For Management DIRECTORS TO REPURCHASE SHARES IN THE COMPANY. 6. TO GIVE A GENERAL MANDATE TO THE For Against Management DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20% OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL. 7. Authorize the Directors, to issue, allot For For Management and deal with shares by thenumber of shares repurchased up to 10% of the aggregatenominal amount of the share capital of the Company in issue atthe date of passing this resolution, as specified in Resolution 6 -------------------------------------------------------------------------------- CHINA NATIONAL BUILDING MATERIAL COMPANY LTD Ticker: Security ID: Y15045100 Meeting Date: DEC 31, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the New Parent Framework For For Management Agreements and theproposed annual caps in respect of the 4 non-exempt continuingconnected transactions with Parent Group for the period from 01JAN 2008 to 31 DEC 2010 -------------------------------------------------------------------------------- CHINA NATIONAL BUILDING MATERIAL COMPANY LTD Ticker: Security ID: Y15045100 Meeting Date: MAR 27, 2008 Meeting Type: Class Meeting Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Grant of a Special Mandate to For For Management Issue a Maximum Number of 300 Million H Shares by Way of the Proposed Placing -------------------------------------------------------------------------------- CHINA NATIONAL BUILDING MATERIAL COMPANY LTD Ticker: Security ID: Y15045100 Meeting Date: MAR 27, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Grant of a Special Mandate to For For Management Issue a Maximum Number of 300 Million H Shares by Way of the Proposed Placing -------------------------------------------------------------------------------- CHINA NATIONAL BUILDING MATERIAL COMPANY LTD Ticker: Security ID: Y15045100 Meeting Date: MAY 30, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Issuance of a Short-Term For For Management Debenture With an Aggregate Principal Amount Not Exceeding RMB 2.5 Billion S.2 Authorize the Board to Deal with Matters For For Management in Relation to the Proposed Issuance of the Short-Term Debenture -------------------------------------------------------------------------------- CHINA NATIONAL BUILDING MATERIAL COMPANY LTD Ticker: Security ID: Y15045100 Meeting Date: JUN 30, 2008 Meeting Type: Annual General Meeting Record Date: MAY 30, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the report of the For For Management Board of Directors of theCompany [the 'Board'] for the YE 31 DEC 2007 2. Receive and approve the report of the For For Management Supervisory Committee ofthe Company for the YE 31 DEC 2007 3. Receive and approve the report of the For For Management Auditors and auditedfinancial statements of the Company for the YE 31 DEC 2007 4. Approve the profit distribution plan and For For Management the final dividenddistribution plan of the Company for the YE 31 DEC 2007 and toauthorize the Board to distribute such final dividend to theshareholders of the Company 5. Approve the authorization of the Board to For For Management deal with all matters inrelation to the Company's distribution of interim dividend for theyear 2008 in its absolute discretion [including, but not limited to,determining whether to distribute interim dividend for 6. Authorize the Board to determine the For For Management appointment of the PRCAuditors and the international Auditors and to fix theirremuneration 7.a Elect Mr. Song Zhiping as a Executive For For Management Director of the Company tohold office with effect from the date of the passing of thisresolution until 30 JUN 2011 7.b Elect Mr. Cao Jianglin as an Executive For For Management Director of the Company tohold office with effect from the date of the passing of thisresolution until 30 JUN 2011 7.c Elect Mr. Li Yimin as a Executive For For Management Director of the Company to holdoffice with effect from the date of the passing of this resolutionuntil 30 JUN 2011 7.d Elect Mr. Peng Shou as an Executive For For Management Director of the Company tohold office with effect from the date of the passing of thisresolution until 30 JUN 2011 7.e Elect Ms. Cui Lijun as a Non-Executive For For Management Director of the Companyto hold office with effect from the date of the passing of thisresolution until 30 JUN 2011 7.f Elect Mr. Huang Anzhong as a For For Management Non-Executive Director of theCompany to hold office with effect from the date of the passing ofthis resolution until 30 JUN 2011 7.g Elect Mr. Zuo Fenggao as a Non-Executive For For Management Director of theCompany to hold office with effect from the date of the passing ofthis resolution until 30 JUN 2011 7.h Elect Mr. Zhang Renwei as a Independent For For Management Non-Executive Directorof the Company to hold office with effect from the date of thepassing of this resolution until 30 JUN 2011 7.i Elect Mr. Zhou Daojiong as a Independent For For Management Non-Executive Directorof the Company to hold office with effect from the date of thepassing of this resolution until 30 JUN 2011 7.j Elect Mr. Chi Haibin as a Independent For For Management Non-Executive Director ofthe Company to hold office with effect from the date of the passingof this resolution until 30 JUN 2011 7.k Elect Mr. Lau Ko Yuen, Tom as an For For Management Independent Non-ExecutiveDirector of the Company to hold office with effect from the date ofthe passing of this resolution until 30 JUN 2011 8.a Elect Mr. Shen Anqinu as a Supervisor of For For Management the Company to holdoffice with effect from the date of of the passing of this resolutionuntil 30 JUN 2011 8.b Elect Ms. Zhou Guoping as a Supervisor of For For Management the Company to holdoffice with effect from the date of the passing of this resolutionuntil 30 JUN 2011 8.c Elect Mr. Liu Chijin as a Independent For For Management Supervisor of the Companyto hold office with effect from the date of the passing of thisresolution until 30 JUN 2011 8.d Approve the appointment of Mr. Ma For For Management Zhongzhi as a IndependentSupervisor of the Company to hold office with effect from the dateof the passing of this resolution until 30 JUN 2011 9. Authorize the Board to fix the For For Management remuneration of the second sessionof the Directors and the second session of the Supervisors of theCompany S.10 Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights S.11 Amend Article 15.3 of the Articles of For For Management Association of the Companyto reflect the change in the composition of the SupervisoryCommittee pursuant to the requirements of the Company Law ofthe PRC as specified -------------------------------------------------------------------------------- CHINA OVERSEAS LAND & INVESTMENT LTD Ticker: Security ID: Y15004107 Meeting Date: DEC 27, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve and ratify the shareholders For For Management Agreement [as specified], andthe transactions contemplated thereunder and implementationthereof; and authorize any one Director of the Company and onbehalf of the Company to execute all such documents,instruments and ag -------------------------------------------------------------------------------- CHINA POWER INTERNATIONAL DEVELOPMENT LTD Ticker: Security ID: Y1508G102 Meeting Date: JUL 27, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: JUL 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Continuing Connected Transaction For For Management and Annual Caps -------------------------------------------------------------------------------- CHINA POWER INTERNATIONAL DEVELOPMENT LTD Ticker: Security ID: Y1508G102 Meeting Date: DEC 31, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve each of the specified continuing For For Management connected transactionsand authorize the Directors of the Company to do all such furtheracts and things and execute such further documents and take allsuch steps which in their opinion may be necessary, desirable or -------------------------------------------------------------------------------- CHINA POWER INTERNATIONAL DEVELOPMENT LTD Ticker: Security ID: Y1508G102 Meeting Date: DEC 31, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Terms of the Asset Acquisition For For Management Agreement, the Amendment Agreements, and the Land Use Right Transfer Agreement -------------------------------------------------------------------------------- CHINA POWER INTERNATIONAL DEVELOPMENT LTD Ticker: Security ID: Y1508G102 Meeting Date: MAY 28, 2008 Meeting Type: Annual General Meeting Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited For For Management consolidated financial statementsof the Company and the reports of the Directors and of theAuditors for the YE 31 DEC 2007 2. Declare a final dividend of RMB 0.054 per For For Management share for the YE 31DEC 2007 as recommended by the Board of Directors 3.a Re-elect Mr. Liu Guangchi as a Director For For Management 3.b Re-elect Mr. Gao Guangfu as a Director For For Management 3.c Re-elect Mr. Guan Qihong as a Director For For Management 3.d Re-elect Mr. Kwong Che Keung, Gordon as a For For Management Director 3.e Re-elect Mr. Li Fang as a Director For For Management 3.f Re-elect Mr. Tsui Yiu Wa, Alec as a For For Management Director 4. Authorize the Board of Directors to fix For For Management the Directors' remuneration 5. Re-appoint Messrs. PricewaterhouseCoopers For For Management as the Auditors ofthe Company and authorize the Board of Directors to fix theirremuneration 6.A Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6.B Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 6.C Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- CHINA POWER INTERNATIONAL DEVELOPMENT LTD Ticker: Security ID: Y1508G102 Meeting Date: MAY 28, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Connected Transaction with a For For Management Related Party and Related Annual Caps -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY COMPANY LTD Ticker: Security ID: Y1504C113 Meeting Date: AUG 24, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: JUL 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1.A Approve, upon the obtaining of approvals, Unknown For Management the CSRC and otherrelevant regulatory authorities, the issue and listing of A Shares bythe Company and each of the terms and conditions of the A Shareissued: Type of securities to be issued is A Shares S.1.B Approve the nominal value RMB 1.00 each Unknown For Management S.1.C Approve the stock exchange for listing: Unknown For Management Shanghai Stock Exchange S.1.D Approve Issuance of Not More Than 1.8 Unknown For Management Billion A Shares Upon Approval by the CSRC S.1.E Approve Same Entitlement to Rights of A Unknown For Management Shares as H Shares S.1.F Approve Plan of Distribution of Unknown For Management Distributable Profits of A Shares S.1.G Approve Target Subscribers of A Shares Unknown For Management S.1.H Approve Price Determination Method of A Unknown For Management Shares S.1.I Approve the use of proceeds: the net Unknown For Management proceeds from the A Shareissue, after deducting relating expenses, will all be used to (i)invest in and improve the Group's coal, power and transportationsectors; (ii) acquire strategic assets in the PRC and overseas, S.1.J Approve the validity period of this Unknown For Management resolution: this resolution inrespect of the A Share issue shall be effective for a period of 12months from the date of the passing of this resolution S.1.K Authorize Board Deal with Matters Unknown For Management Relating to the A Share Issue S.2 Approve Articles Re: Capital Structure Unknown For Management and A Share Offering and Listing 3. Amend the Rules and Procedures of Unknown For Management shareholders' generalmeetings as specified and become effective upon completion of AShare issue; authorize the Board to further amend the revisedversion of the Rules and Procedures of shareholders' generalmeetings so as 4. Amend the Rules and Procedures of the Unknown For Management Board of Directors asspecified and become effective upon completion of A Share issue;authorize the Board to further amend the revised version of theRules and Procedures of the Board of Directors so as to meet therequi 5. Approve Rules and Procedures of Meetings Unknown For Management of the Supervisory Committee 6. Approve Acquisition by the Company of 100 Unknown For Management Percent Equity Interest in Both Shenhua Group Shenfu Dongsheng Coal Company Ltd. and Shenhua Shendong Power Company Ltd. from Shenhua Group Corporation Ltd. Pursuant to the Acquisition Agreement -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY COMPANY LTD Ticker: Security ID: Y1504C113 Meeting Date: MAY 16, 2008 Meeting Type: Annual General Meeting Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the report of the Board of For For Management Directors of the Company forthe YE 31 DEC 2007 2. Receive the report of the Board of For For Management Supervisors of the Company forthe YE 31 DEC 2007 3. Approve the Audited financial statements For For Management of the Company for theYE 31 DEC 2007 4. Approve the Company's profit distribution For For Management plan for the YE 31 DEC2007 5. Approve the remuneration of the Directors For For Management and the Supervisors ofthe Company in 2007 6. Re-appoint KPMG Huazhen and KPMG as the For For Management PRC andInternational Auditors respectively of the Company for 2008; andauthorize the Committee appointed by the Board comprisingMessrs. Chen Biting and Ling Wen, all being Directors of theCompany, to determine their 7. Approve the amendments to the "Connected For Against Management Transaction DecisionSystem of China Shenhua Energy Company Limited" -------------------------------------------------------------------------------- CHINA UNICOM LTD Ticker: Security ID: Y15125100 Meeting Date: MAY 16, 2008 Meeting Type: Annual General Meeting Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial statements and the For For Management reports of the Directorsand of the Independent Auditor for the YE 31 DEC 2007 2. Declare a final dividend for the YE 31 For For Management DEC 2007 3.aI Re-elect Mr. Tong Jilu as a Director For For Management 3.aII Re-elect Mr. Li Zhengmao as a Director For For Management 3aIII Re-elect Mr. Li Gang as a Director For For Management 3.aIV Re-elect Mr. Miao jianhua as a Director For For Management 3.a.v Re-elect Mr. Lee Suk Hwan as a Director For For Management and 3.avi Re-elect Mr. Cheung Wing Lam, Linus, as a For For Management Director 3.b Authorize the Board of Directors to fix For For Management remuneration of theDirectors for the YE 31 DEC 2008 4. Re-appoint Messrs. PricewaterhouseCoopers For For Management as the Auditors andauthorize the Board of Directors to fix their remuneration for theYE 31 DEC 2008 5. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 6. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 7. Authorize the Directors of the Company as For For Management specified in Resolution6 in respect of the share capital of the Company referred to insuch resolution -------------------------------------------------------------------------------- CNOOC LTD Ticker: Security ID: Y1662W117 Meeting Date: DEC 6, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Revised Caps for the Provision of For For Management Exploration and Support Services Category of Continuing Connected Transactions 2. Approve Non-Exempt Continuing Connected For For Management Transactions with a Related Party 3. Approve and ratify the Proposed Caps for For For Management each category of theNon-exempt Continuing Connected Transactions, as specified -------------------------------------------------------------------------------- CNOOC LTD Ticker: Security ID: Y1662W117 Meeting Date: MAY 29, 2008 Meeting Type: Annual General Meeting Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor a.1 Receive the audited statement of accounts For For Management together with thereports of the Directors and the Auditors thereon for the YE 31DEC 2007 a.2 Declare a final dividend for the YE 31 For For Management DEC 2007 a.3.1 Re-elect Mr. Fu Chengyu as a Executive For For Management Director a.3.2 Re-elect Mr. Zhou Shouwei as a Executive For For Management Director a.3.3 Re-elect Mr. Yang Hua as a Executive For For Management Director a.3.4 Re-elect Professor Lawrence J. Lau as a For For Management Independent Non-Executive Director a.3.5 Elect Mr. Wang Tao as a new Independent For For Management Non-ExecutiveDirector a.3.6 Authorize the Board of Directors to fix For For Management the remuneration of each ofthe Directors a.4 Re-appoint the Company's Independent For For Management Auditors and authorizethe Board of Directors to fix their remuneration b.1 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital b.2 Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights b.3 Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- COMPANHIA VALE DO RIO DOCE Ticker: RIO Security ID: 204412209 Meeting Date: AUG 30, 2007 Meeting Type: Special Record Date: AUG 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 01 PROPOSAL TO AMEND THE COMPANY'S BY-LAWS. For For Management 02 PROPOSAL FOR A FORWARD STOCK SPLIT, For For Management PURSUANT TOWHICH EACH AND EVERY CURRENT SHARE ISSUED BY THECOMPANY, BOTH COMMON AND PREFERRED, SHALLBECOME TWO SHARES OF THE SAME TYPE AND CLASS, ASTHE CASE MAY BE, AND THE CORRESPONDINGADJUSTMENT OF ARTICLE 5 AND ARTIC 03 CONSOLIDATION OF THE AMENDMENTS TO For For Management THECOMPANY'S BY-LAWS, MENTIONED ABOVE IN ITEMS I AND IIHEREIN, IF SUCH PROPOSED MODIFICATIONS AREAPPROVED. 04 RATIFICATION OF CVRD'S ACQUISITION OF For For Management THECONTROLLING SHARE OF AMCI HOLDINGS AUSTRALIA, ASREQUIRED BY ARTICLE 256 SECTION 1 OF THE BRAZILIANCORPORATE LAW. 05 REPLACEMENT OF A BOARD MEMBER. For For Management -------------------------------------------------------------------------------- COMPANHIA VALE DO RIO DOCE Ticker: RIO Security ID: 204412209 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor O1A APPRECIATION OF THE MANAGEMENTS' REPORT For For Management ANDANALYSIS, DISCUSSION AND VOTE ON THE FINANCIALSTATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER31, 2007 O1B PROPOSAL FOR THE DESTINATION OF PROFITS For For Management OF THESAID FISCAL YEAR AND APPROVAL OF THE INVESTMENTBUDGET FOR THE COMPANY O1C APPOINTMENT OF THE MEMBERS OF THE FISCAL For For Management COUNCIL O1D ESTABLISHMENT OF THE REMUNERATION OF THE For For Management SENIORMANAGEMENT AND FISCAL COUNCIL MEMBERS E2A THE APPROVAL FOR THE PROTOCOL AND For For Management JUSTIFICATIONOF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLYOWNED SUBSIDIARY OF THE COMPANY, PURSUANT TOARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATELAW E2B TO RATIFY THE APPOINTMENT OF DELOITTE For For Management TOUCHETOHMATSU AUDITORES INDEPENDENTES, THE EXPERTSHIRED TO APPRAISE THE VALUE OF THE COMPANY TO BEMERGED E2C TO DECIDE ON THE APPRAISAL REPORT, For For Management PREPARED BYTHE EXPERT APPRAISERS E2D THE APPROVAL FOR THE MERGER OF FERRO For For Management GUSACARAJAS S.A., WITHOUT A CAPITAL INCREASE OR THEISSUANCE OF NEW SHARES BY THE COMPANY -------------------------------------------------------------------------------- COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG Ticker: Security ID: G24524103 Meeting Date: APR 17, 2008 Meeting Type: Annual General Meeting Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the audited For For Management consolidated financialstatements and the report of the Directors and the IndependentAuditor's report of the Company for the YE 31 DEC 2007 2. Declare a final dividend For For Management 3.a Re-elect Mr.Yeung Kwok Keung as a For For Management Director 3.b Re-elect Mr. Su Rubo as a Director For For Management 3.c Re-elect Mr. Zhang Ysoyuan as a Director For For Management 3.d Re-elect Mr. Shek Lai Him, Abraham as a For For Management Director 3.e Authorize the Board of Directors of the For For Management Company to fix theDirectors' fee 4. Re-appoint the Auditors of the Company For For Management and authorize the Boardof Directors of the Company to fix their remunerations 5. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6. Authorize Share Repurchase Program For For Management 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- DAEWOO SHIPBUILDING & MARINE ENGINEERING CO LTD, S Ticker: Security ID: Y1916Y117 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement For For Management 2. Approve the partial amendment to the For For Management Articles of Incorporation 3. Elect the Outside Director as the Audit For For Management Committee Member 4. Approve the limit of remuneration for the For For Management Directors 5. Amend the Retirement Benefit Plan for the For Against Management Directors -------------------------------------------------------------------------------- DISCOVERY HOLDINGS LTD Ticker: Security ID: S2192Y109 Meeting Date: DEC 6, 2007 Meeting Type: Annual General Meeting Record Date: DEC 4, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the annual financial For For Management statements for the YE30 JUN 2007 and the report of the Directors and the Auditorsthereon 2. Approve to confirm the appointment of Mr. For For Management P.K. Harris as aDirector 3. Approve to confirm the appointment of Mr. For For Management A. Pollard as a Director 4. Re-elect Mr. S.B. Epstein as a Director, For For Management who retires in accordancewith the Company's Articles of Association 5. Re-elect Mr. M.I. Hilkowitz as a For For Management Director, who retires inaccordance with the Company's Articles of Association 6. Re-elect Ms. S. Zilwa as a Director, who For For Management retires in accordance withthe Company's Articles of Association 7. Approve to confirm the Directors' fees For For Management paid by the Company forthe YE 30 JUN 2007 as per the notes of the annual financialstatements 8. Approve to confirm the re-appointment For For Management ofPricewaterhouseCoopers Inc. as the Auditors, until theforthcoming AGM 9. Authorize the Directors to fix and pay For For Management the Auditors' remunerationfor the YE 30 JUN 2007 -------------------------------------------------------------------------------- DRAGON OIL PLC Ticker: Security ID: G2828W132 Meeting Date: MAY 21, 2008 Meeting Type: Annual General Meeting Record Date: MAY 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the Directors report For For Management and financial statementsfor the YE 31 DEC 2007 2.a Re-elect Mr. Hussain M. Sultan as a For For Management Director 2.b Re-elect Mr. Jeremy J. Key as a Director For For Management 2.c Re-elect Mr. Nigel McCue as a Director For For Management 2.d Re-elect Mr. Ahmad Sharaf as a Director For For Management 3. Authorize the Directors to fix the For For Management remuneration of the Auditors 4. Approve, for the purposes of Section 140 For For Management of the Companies Act1963, that the AGM in 2008 [and, if there shall be any EGM beforesuch meeting, such EGM or meetings] shall be held at such placeas may be determined by the Directors S.5 Authorize Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights S.6 Authorize Share Repurchase up to 10 For For Management Percent of Issued Share Capital S.7 Amend the Articles of Association, as For For Management specified -------------------------------------------------------------------------------- EFG-HERMES, CAIRO Ticker: Security ID: M3047P109 Meeting Date: APR 24, 2008 Meeting Type: Annual General Meeting Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Authorize the Board of Directors report For No Action Management on the Company activityfor the fiscal period ending 31 DEC 2007 A.2 Receive the Auditors report for the For No Action Management fiscal period ending 31 DEC2007 A.3 Authorize the Company's financial For No Action Management statements for the periodending 31 DEC 2007 A.4 Approve the suggested profit distribution For No Action Management scheme for the fiscalperiod ending 31 DEC 2007 A.5 Approve to release the Board of Directors For No Action Management responsibility of all thematters concerning the fiscal period ending 31 DEC 2007 A.6 Approve the rehiring and renewal of the For No Action Management members of the Board ofDirectors as well as the other subsidiary committees and approvethe suggestions to increase the members of the Board of Directorsfrom 10 to 13 A.7 Approve to determine the attendance and For No Action Management transportationallowances for the members of the Board of Directors for the YE31 DEC 2008 A.8 Approve the rehiring of the Company's For No Action Management Auditors and determine hisfees for the FY 2008 A.9 Grant authority for the Donation made by For No Action Management the Board of Directorsduring the year 2008and authorize the Board of Directors to makeDonations that exceed EGP 1000 during the year 2008 E.1 Amend the Article number 19 of the For No Action Management Company's Basic Decree andthis is concerning the increase of the number of Members in theBoard of Directors to be 13 instead of 11; the amount ofexperienced Members will stay the same at least two Members -------------------------------------------------------------------------------- EVERGREEN MARINE CORP TAIWAN LTD Ticker: Security ID: Y23632105 Meeting Date: JUN 18, 2008 Meeting Type: Annual General Meeting Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 The 2007 business operations None Did not Management vote A.2 The 2007 audited reports None Did not Management vote A.3 The status of the Corporate Bonds None Did not Management vote A.4 Other presentations None Did not Management vote B.1 Approve the 2007 business reports and For For Management financial statements B.2 Approve the 2007 profit distribution; For For Management cash dividend: TWD 1.7 pershare B.3 Other issues Against For Management B.4 Extraordinary motions Against For Management -------------------------------------------------------------------------------- EVRAZ GROUP SA, LUXEMBOURG Ticker: Security ID: 30050A202 Meeting Date: DEC 19, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Authorize the Board of Directors to For For Management appoint the Chief ExecutiveOfficer without prior authorization of the shareholders and amendand restate the 1st Paragraph of Article 11 of the Articles 2. Approve to modify the date of the annual For For Management meeting which shall takeplace on May 15 and amend and restate Article 15 of the Articles 3. Miscellaneous None Did not Management vote -------------------------------------------------------------------------------- EVRAZ GROUP SA, LUXEMBOURG Ticker: Security ID: 30050A202 Meeting Date: MAY 15, 2008 Meeting Type: Annual General Meeting Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Approve the report of the Statutory For For Management Auditor and the ExternalAuditor and of the Board of Directors on the stand alone accountsof the Company as per 31 DEC 2007 1.2 Approve the stand-alone account audited For For Management by the External Auditorof the Company as per 31 DEC 2007 2. Approve Allocation of Income and For For Management Dividends 3.1 Approve the reports of the Board of For For Management Directors and of the ExternalAuditor on the consolidated accounts as per 31 DEC 2007 3.2 Approve the consolidated accounts audited For For Management by the ExternalAuditor for the year ending 31 DEC 2007 4. Grant discharge to the Members of the For For Management Board of Directors of theCompany, to the Statutory Auditor and to the External Auditor forthe execution of their mandate performed until 31 DEC 2007 5. Amend the Articles of Association of the For For Management Company in order toincrease the number of Directors of the Company from 9 to 10persons starting from 15 MAY 2008 and the first paragraph ofArticle 6 of the Articles of Association of the Company as specified 6.1.a Elect Messrs. Alexander Abramov, Otari For For Management Arshba, GennadyBogolyubov, James W. Campbell, Philippe Delaunois, AlexanderFrolov, Olga Pokrovskaya, Terry J. Robinson, Eugene Shvidler,Eugene Tenenbaum, as the Directors for a perind endingimmediately after the appr 6.1.b Elect Ms. Alexandra Trunova, as the For For Management Statutory Auditor of theCompany until approval of the annual accounts of the Companycovering the period of 01 JAN to 31 DEC 2008 6.1.c Elect Ernst & Young, as the External For For Management Auditor of the Company untilthe approval of the annual accounts of the Company covering theperiod of 01 JAN-31 DEC 2008 6.2 Approve Remuneration of Directors For For Management 6.3 Approve Remuneration of Alexander V. For For Management Frolov as Chairman of the Board and as CEO 6.4 Authorize Board to Ratify and Execute For For Management Approved Resolutions -------------------------------------------------------------------------------- FAR EASTERN INTERNATIONAL BANK Ticker: Security ID: Y7540U108 Meeting Date: JUN 6, 2008 Meeting Type: Annual General Meeting Record Date: APR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 The 2007 business operations None Did not Management vote A.2 The 2007 financial statements None Did not Management vote A.3 The 2007 audited reports None Did not Management vote A.4 The statement of Article 25 of Banking None Did not Management Act vote A.5 The revision to the rules of the Board None Did not Management Meeting vote B.1 Approve the 2007 financial statements For No Action Management B.2 Approve the appropriation for offsetting For No Action Management deficit of year 2007 B.3 Approve to revise the Articles of For No Action Management Incorporation B.4 Approve the capital injection to issue For No Action Management new shares or globaldepositary receipt or local and euro convertible bonds B.5 Approve to revise the election of the For No Action Management Directors and the Supervisors B.6 Extraordinary motions For No Action Management -------------------------------------------------------------------------------- FIRST QUANTUM MINERALS LTD. Ticker: FQVLF Security ID: 335934105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01.1 DIRECTOR - PHILIP K.R. PASCALL For For Management 01.2 DIRECTOR - G. CLIVE NEWALL For For Management 01.3 DIRECTOR - MARTIN R. ROWLEY For For Management 01.4 DIRECTOR - RUPERT PENNANT-REA For For Management 01.5 DIRECTOR - ANDREW ADAMS For For Management 01.6 DIRECTOR - PETER ST. GEORGE For For Management 01.7 DIRECTOR - MICHAEL MARTINEAU For For Management 02 APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP For For Management ASAUDITORS OF THE CORPORATION FOR THE ENSUING YEARAND AUTHORIZING THE DIRECTORS TO FIX THEIRREMUNERATION. -------------------------------------------------------------------------------- FIRSTRAND LTD Ticker: Security ID: S5202Z131 Meeting Date: NOV 7, 2007 Meeting Type: Ordinary General Meeting Record Date: NOV 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Sale the Company's Stake in For For Management Discovery to RMBH, Discovery 's Senior Management, and the Discovery Share Trust -------------------------------------------------------------------------------- FIRSTRAND LTD Ticker: Security ID: S5202Z131 Meeting Date: NOV 29, 2007 Meeting Type: Annual General Meeting Record Date: NOV 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.O.1 Receive and adopt the audited annual For For Management financial statements of theCompany and the Group for the YE 30 JUN 2007 including thereports of the Directors and the Auditors 2.O.2 Approve to confirm the final dividend of For For Management 43.0 cents per ordinaryshare declared 17 SEP 2007 3O3.1 Re-elect Mr. Gerrit Thomas Ferreira as a For For Management Non-ExecutiveChairman 3O3.2 Re-elect Mr. Denis Martin Falck as a For For Management Non-Executive Director 3O3.3 Re-elect Mr. Nolulamo [Lulu] Gwagwa as an For For Management Independent Non-Executive Director 3O3.4 Re-elect Mr. Gugu Moloi as an Independent For For Management Non-ExecutiveDirector 3O3.5 Re-elect Mr. Frederik van Zyl Stabbert as For For Management an Independent Non-Executive Director 3O3.6 Re-elect Mr. Robert Albert Williams as an For For Management Independent Non-Executive Director 4.O.4 Re-elect Mr. Ronald Keith Store as an For For Management Independent Non-Executive Director, who retires in terms of the Company's Articlesof Association 5.O.5 Approve the remuneration of the Directors For For Management for YE JUN 2007 6.O.6 Approve to increase the fees of the For For Management Directors by approximately 6%as specified 7.O.7 Re-appoint PricewaterhouseCoopers Inc as For For Management the Auditors of theCompany, until the next AGM 8.O.8 Authorize the Directors to fix and pay For For Management the Auditors remunerationfor the YE 30 JUN 2007 9.O.9 Approve Issuance of Shares Pursuant to For For Management the FirstRand Outperformance Share Incentive Schemes 10O10 Approve Issuance of Shares without For For Management Preemptive Rights up to a Maximum of 5 Percent of Issued Capital 11O11 Approve Issuance of B Preference Shares For For Management without Preemptive Rights up to a Maximum of 5 Percent of Issued Capital 12.S1 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital -------------------------------------------------------------------------------- FU JI FOOD AND CATERING SERVICES HOLDINGS LTD Ticker: Security ID: G3685B104 Meeting Date: AUG 21, 2007 Meeting Type: Annual General Meeting Record Date: AUG 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the consolidated For For Management audited financialstatements and the reports of the Directors of the Company andthe Company's Auditors for the YE 31 MAR 2007 2. Approve and declare the payment of a For For Management final dividend for the YE 31MAR 2007 3.I Re-elect Ms. Josephine Price as a For For Management Non-Executive Director of theCompany 3.II Re-elect Ms. Tsui Wai Ling Carlye as an For For Management Independent Non-Executive Director of the Company 3.III Re-elect Ms. Yang Liu as an Independent For For Management Non-Executive Directorof the Company 4. Re-appoint CCIF CPA Limited as the For For Management Company's Auditors andauthorize the Board of Directors to fix their remuneration 5. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 13.1 Elect AKIMOV ANDREI IGORIEVICH to the For Against Management Board of Directors ofOAO Gazprom. 13.2 Elect ANANENKOV ALEXANDER GEORGIEVICH to For Against Management the Board ofDirectors of OAO Gazprom. 13.3 Elect BERGMANN BURCKHARD to the Board of For Against Management Directors ofOAO Gazprom. 13.4 Elect GAZIZULLIN FARIT RAFIKOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.5 Elect DEMENTIEV ANDREI VLADIMIROVICH to For Against Management the Board ofDirectors of OAO Gazprom. 13.6 Elect ZUBKOV VIKTOR ALEKSEEVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.7 Elect KARPEL ELENA EVGENIEVNA to the For Against Management Board of Directors ofOAO Gazprom. 13.8 Elect MEDVEDEV YURIY MITROFANOVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.9 Elect MILLER ALEXEY BORISOVICH to the For Against Management Board of Directors ofOAO Gazprom. 13.10 Elect NABIULLINA ELVIRA SAKHIPZADOVNA to For Against Management the Board ofDirectors of OAO Gazprom. 13.11 Elect NIKOLAEV VIKTOR VASILIEVICH to the For For Management Board of Directorsof OAO Gazprom. 13.12 Elect POTYOMKIN ALEXANDER IVANOVICH to For For Management the Board ofDirectors of OAO Gazprom. 13.13 Elect SEREDA MIKHAIL LEONIDOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.14 Elect FEDOROV BORIS GRIGORIEVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.15 Elect FORESMAN ROBERT MARK to the Board For Against Management of Directors ofOAO Gazprom. 13.16 Elect KHRISTENKO VIKTOR BORISOVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.17 Elect SHOKHIN ALEXANDER NIKOLAEVICH to For For Management the Board ofDirectors of OAO Gazprom. 13.18 Elect YUSUFOV IGOR KHANUKOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.19 Elect YASIN EVGENIY GRIGORIEVICH to the For For Management Board of Directorsof OAO Gazprom. 14.1 Elect ARKHIPOV DMITRY ALEXANDROVICH to For For Management the AuditCommission of OAO Gazprom. 14.2 Elect ASKINADZE DENIS ARKADIEVICH to the For For Management AuditCommission of OAO Gazprom. 14.3 Elect BIKULOV VADIM KASYMOVICH to the For For Management Audit Commissionof OAO Gazprom. 14.4 Elect ISHUTIN RAFAEL VLADIMIROVICH to the For For Management AuditCommission of OAO Gazprom. 14.5 Elect KOBZEV ANDREY NIKOLAEVICH to the For For Management Audit Commissionof OAO Gazprom. 14.6 Elect LOBANOVA NINA VLADISLAVOVNA to the For For Management AuditCommission of OAO Gazprom. 14.7 Elect LOGUNOV DMITRY SERGEEVICH to the For Did Not Management AuditCommission of OAO Gazprom. Vote 14.8 Elect MIKHAILOVA SVETLANA SERGEEVNA to For For Management the AuditCommission of OAO Gazprom. 14.9 Elect NOSOV YURY STANISLAVOVICH to the For Did Not Management Audit Commissionof OAO Gazprom. Vote 14.10 Elect OSELEDKO VIKTORIYA VLADIMIROVNA to For For Management the AuditCommission of OAO Gazprom. 14.11 Elect FOMIN ANDREY SERGEEVICH to the For For Management Audit Commission ofOAO Gazprom. 14.12 Elect SHUBIN YURY IVANOVICH to the Audit For Did Not Management Commission ofOAO Gazprom. Vote -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Annual Report of OAO Gazprom For For Management for 2007. 2. Approve the annual accounting statements, For For Management including the profitand loss report of the Company based on the results of 2007. 3. Approve the distribution of profit of the For For Management Company based on theresults of 2007. 4. Approve the amount of, time period and For For Management form of payment ofannual dividends on the Companys shares that have beenproposed by the Board of Directors of the Company. 5. Approve Closed Joint Stock Company For For Management PricewaterhouseCoopersAudit as the Companys external auditor. 6. Pay remuneration to members of the Board For For Management of Directors and AuditCommission of the Company in the amounts recommended by theBoard of Directors of the Company. 7. Approve the amendments to the Charter of For For Management OAO Gazprom. 8. Approve the amendments to the Regulation For For Management on the GeneralShareholders; Meeting of OAO Gazprom. 9. Approve the amendments to the Regulation For For Management on the Board ofDirectors of OAO Gazprom. 10. Approve the amendment to the Regulation For For Management on the ManagementCommittee of OAO Gazprom. 11. Determine Price for Services to Be For For Management Rendered to Company Pursuant to Agreement on Insuring Liability of Directors and Management 12.1 Approve Related-Party Transactions with For For Management OJSC Gazprombank Re: Agreement on Transfer of Credit Funds 12.2 Approve Related-Party Transactions with For For Management OJSC Sberbank of Russia Re: Agreement on Transfer of Credit Funds 12.3 Approve Related-Party Transactions with For For Management OJSC Gazprombank Re: Agreement on Using Electronic Pyaments System 12.4 Approve Related-Party Transactions with For For Management OJSC Sberbank Re: Agreement on Using Electronic Payments System 12.5 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.6 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.7 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.8 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.9 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.10 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.11 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.12 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.13 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.14 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.15 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.16 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.17 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.18 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.19 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.20 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.21 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.22 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.23 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.24 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.25 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.26 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.27 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.28 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.29 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.30 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.31 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.32 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.33 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.34 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.35 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.36 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.37 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.38 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.39 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.40 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.41 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.42 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.43 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.44 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.45 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.46 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.47 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.48 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.49 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.50 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.51 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.52 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.53 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.54 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.55 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.56 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.57 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.58 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.59 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.60 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.61 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.62 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.63 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.64 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.65 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.66 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.67 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.68 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.69 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.70 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.71 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.72 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.73 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.74 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.75 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.76 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine -------------------------------------------------------------------------------- GEM DIAMONDS LTD Ticker: Security ID: G37959106 Meeting Date: OCT 16, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Acquisition [as specified], For For Management on the terms and subject tothe conditions of the offer as specified in the Offer Document [asspecified] and the Transaction Agreements [as specified] andauthorize the Directors [or a Committee of Directors] to waive -------------------------------------------------------------------------------- GEM DIAMONDS LTD Ticker: Security ID: G37959106 Meeting Date: JUN 4, 2008 Meeting Type: Annual General Meeting Record Date: JUN 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Adopt the annual report For For Management 2. Approve the Directors' remuneration For For Management report 3. Re-appoint Ernst Young LLP as Auditors For For Management of the Company 4. Approve to set the Auditors' remuneration For For Management 5. Appoint Mr. Clifford Elphick as a For For Management Director 6. Appoint Mr. Kevin Burford as a Director For For Management 7. Appoint Mr. Alan Ashworth as a Director For For Management 8. Appoint Mr. Roger Davis as a Director For For Management 9. Appoint Mr. Gavin Beevers as a Director For For Management 10. Appoint Mr. Dave Elzas as a Director For For Management 11. Appoint Lord Renwick as a Director For For Management 12. Appoint Mr. Richard Williams as a For For Management Director 13. Appoint Mr. Mike Salamon as a Director For For Management 14. Appoint Mr. Glenn Turner as a Director For For Management 15. Approve to increase the aggregate amount For For Management of the Directors' fees 16. Authorise the Company to use Electronic For For Management Communications 17. Approve to allow electronic For For Management communications with shareholders 18. Approve to disapply pre-emption rights For For Management 19. Approve to buy back shares For For Management 20. Amend the Company's Articles of For For Management Association in line with theCompanies Act 2006 -------------------------------------------------------------------------------- GOME ELECTRICAL APPLIANCES HOLDING LTD Ticker: Security ID: G3978C108 Meeting Date: MAY 22, 2008 Meeting Type: Special General Meeting Record Date: MAY 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Subdivision of Every Issued and For For Management Unissued Shares of HK$0.10 Each in the Capital of the Company into Four Shares of HK$0.025 Each -------------------------------------------------------------------------------- GOME ELECTRICAL APPLIANCES HOLDING LTD Ticker: Security ID: G3978C108 Meeting Date: MAY 22, 2008 Meeting Type: Annual General Meeting Record Date: MAY 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited financial For For Management statements and thereports of the Directors and the Auditors of the Company for theYE 31 DEC 2007 2. Approve the payment of a final dividend For For Management for the YE 31 DEC 2007 3.1 Re-elect Ms. Du Juan as a Director of the For For Management Company 3.2 Re-elect Mr. Chen Xiao as a Director of For For Management the Company 3.3 Re-elect Mr. Ng Kin Wah as a Director of For For Management the Company 3.4 Re-elect Mr. Sun Qiang Chang as a For For Management Director of the Company 3.5 Re-elect Mr. Sze Tsai Ping, Michael as a For For Management Director of the Company 3.6 Re-elect Mr. Chan Yuk Sang as a Director For For Management of the Company 3.7 Re-elect Mr. Mark Christopher Greaves as For For Management a Director of theCompany 3.8 Re-elect Dr. Liu Peng Hui as a Director For For Management of the Company 3.9 Re-elect Mr. Yu Tung Ho as a Director of For For Management the Company 3.10 Re-elect Mr. Thomas Joseph Manning as a For For Management Director of theCompany 3.11 Authorise the Board of Directors of the For For Management Company to fix theDirectors' remuneration 4. Re-appoint Ernst & Young as the Auditors For For Management of the Company andauthorize the Board of Directors of the Company to fix theirremuneration 5. Approve Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- GREATEK ELECTRONICS INC Ticker: Security ID: Y2858G106 Meeting Date: JUN 13, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 To report the 2007 business reports None Did not Management vote 1.2 To report the 2007 audited reports None Did not Management reviewed by the Supervisors vote 2.1 Ratify the 2007 business and audited For For Management reports 2.2 Ratify the 2007 earnings distribution For For Management proposals; proposed cashdividend: TWD 3.0/SHS 2.3 Approve to revise the Articles of For For Management Incorporation 2.4 Approve to rise the capital by issuing For For Management new shares from earningsand employee's bonus; proposed stock dividend: 60 SHS/ 1000SHS 2.5 Approve to revise the procedures of loan For For Management to others 2.6 Approve to revise the procedures of For For Management endorsement and guarantees 2.7 Approve to revise the procedures of For For Management engaging derivatives dealing 2.8 Approve to release the Directors from For For Management non-competition duties 3. Other issues and extraordinary motions None Did not Management vote -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE Ticker: Security ID: P49501201 Meeting Date: OCT 3, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor I. Approve Dividends of MXN 0.45 Per Share For For Management II. Approve to designate an Inspector or For For Management ShareholderRepresentative[s] to formalize and execute if relevant, theresolutions passed by the meeting III. Approve the meeting minutes For For Management -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE Ticker: Security ID: P49501201 Meeting Date: OCT 3, 2007 Meeting Type: Ordinary General Meeting Record Date: SEP 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor I. Approve to pay a cash dividend in the For For Management amount of MXN 0.45 pershare II. Approve the report of the External For For Management Auditor regarding the financialsituation of the Company III. Approve the designation of a delegate or For For Management delegates to formalizeand execute if relevant, the resolutions passed by the meeting IV. Approve the meeting minutes For For Management -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE Ticker: Security ID: P49501201 Meeting Date: OCT 29, 2007 Meeting Type: Ordinary General Meeting Record Date: OCT 16, 2007 # Proposal Mgt Rec Vote Cast Sponsor I. Approve to change the composition of the For For Management Members of the Boardof Directors of the Company II. Appoint the delegate or delegates to For For Management formalize and execute if therelevant resolutions passed by the meeting III. Approve the meeting minutes For For Management -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE Ticker: Security ID: P49501201 Meeting Date: APR 29, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor I. Approve the reports that are referred to For For Management in the Article 28, Part IV,of the Securities Market Law, for the FYE on 31 DEC 2007 II. Approve the allocation of profits For For Management III. Approve the designation of the Members of For For Management the Board of Directorsof the Company and determine their independence and theircompensation IV. Approve the designation of the Members of For For Management the Audit and theCorporate Practices Committee, including the appointment of theChairperson of said Committee and determine their compensation V. Approve the report from the Board of For For Management Directors regarding theoperations done with own shares during 2007, as well asdetermine the maximum amount of funds that can be allocated tothe purchase of own shares for the 2008 FY VI. Grant authority to carry out a collation For Against Management of the Corporate By-Laws VII. Approve the designation of the delegate For For Management or delegates to formalizeand carry out, if relevant, the resolutions passed by the meeting VIII. Approve the meeting minutes For For Management -------------------------------------------------------------------------------- HANA FINANCIAL GROUP INC Ticker: Security ID: Y29975102 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 3rd income statement and For For Management balance sheet 2. Approve the statement of appropriation of For For Management unappropriated retainedearnings 3. Approve the partial amendment to the For Against Management Articles of Incorporation 4.1 Elect the Directors For For Management 4.2 Elect the Member for Audit Committee For For Management 5. Approve the Director remuneration limit For For Management for the year 2008 6. Approve to grant the stock option For For Management regarding holding Company andits associated Company's Executive Director and Staff -------------------------------------------------------------------------------- HIGH TECH COMPUTER CORP Ticker: Security ID: Y3194T109 Meeting Date: JUN 13, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 To report the business operation result None Did not Management of FY 2007 vote A.2 To report the Supervisors review None Did not Management financial reports of FY 2007 vote A.3 To report the revision for the rules of None Did not Management the Board meeting vote B.1 Ratify business operation result and For For Management financial reports of FY 2007 B.2 Ratify the net profit allocation of FY For For Management 2007 B.3 Approve the issuance of new shares from For For Management retained earnings, andstaff bonus B.4 Approve the revision to the Articles of For For Management Incorporation B.5 Extraordinary motions Against For Management -------------------------------------------------------------------------------- HON HAI PRECISION IND LTD Ticker: Security ID: Y36861105 Meeting Date: JUN 2, 2008 Meeting Type: Annual General Meeting Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 The 2007 business operations None Did not Management vote A.2 The 2007 audited reports None Did not Management vote A.3 The status of joint-venture in People's None Did not Management Republic of China vote A.4 The establishment for the rules of the None Did not Management Board Meeting vote A.5 Other presentations None Did not Management vote B.1 Approve the 2007 financial statements For For Management B.2 Approve the 2007 profit distribution For For Management B.3 Approve to issue new shares from retained For For Management earnings B.4 Approve the proposal of capital injection For For Management to issue global depositaryreceipt B.5 Approve to revise the Articles of For For Management Incorporation B.6 Approve to revise the procedures of asset For For Management acquisition or disposal B.7 Other issues and extraordinary motions Against For Management -------------------------------------------------------------------------------- HOUSING DEVELOPMENT & INFRASTRUCTURE LTD. Ticker: Security ID: Y3722J102 Meeting Date: JUN 30, 2008 Meeting Type: Other Meeting Record Date: MAY 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor S.1 Amend Corporate Purpose For For Management S.2 Approve Increase in Limit on Foreign For For Management Shareholdings to 100 percent S.3 Approve Increase in Borrowing Powers to For Against Management INR 100 Billion -------------------------------------------------------------------------------- HUTCHISON TELECOMMUNICATIONS INTL LTD Ticker: Security ID: G46714104 Meeting Date: MAY 6, 2008 Meeting Type: Annual General Meeting Record Date: APR 30, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited financial statements For For Management and the reports of theDirectors and the Auditors for the YE 31 DEC 2007 2.a Re-elect Mr. Chan Ting Yu as a Director For For Management of the Company 2.b Re-elect Mr. Wong King Fai, Peter as a For For Management Director of the Company 2.c Re-elect Mrs. Chow Woo Mo Fong, Susan as For For Management a Director of theCompany 2.d Re-elect Mr. Frank John Sixt as a For For Management Director of the Company 2.e Re-elect Mr. John W. Stanton as a For For Management Director of the Company 2.f Re-elect Mr. Kevin Westley as a Director For For Management of the Company 2.g Authorize the Board of Directors to fix For For Management the Directors' remuneration 3. Re-appoint PricewaterhouseCoopers as the For For Management Auditors of theCompany and authorize the Board of Directors to fix itsremuneration 4.a Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 4.b Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 4.c Authorize Reissuance of Repurchased For For Management Shares 5. Approve Issuance of Shares Pursuant to For For Management the 2004 Partner Share Option Plan 6. Amend 2004 Partner Share Option Plan For For Management -------------------------------------------------------------------------------- HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTIO Ticker: Security ID: Y38397108 Meeting Date: MAR 14, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement(s), 31st For For Management income statement,balance sheet, proposed disposition of retained earning 2. Elect the Directors [1 Standing Director, For For Management 1 External Director] 3. Elect the Member for Audit Committee who For For Management is External Director 4. Approve the limit of remuneration for the For For Management Directors -------------------------------------------------------------------------------- HYUNDAI FIRE & MARINE INSURANCE CO LTD, SEOUL Ticker: Security ID: Y3842K104 Meeting Date: JUN 12, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement For For Management 2. Elect the outside Director: 1 person For For Management 3. Approve the limit of remuneration of the For For Management Directors -------------------------------------------------------------------------------- IMPALA PLATINUM HLDGS LTD Ticker: Security ID: S37840113 Meeting Date: OCT 25, 2007 Meeting Type: Annual General Meeting Record Date: OCT 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Re-elect Mr. F. J. P. Roux as a Director For For Management 2. Re-elect Mr. J. M. McMahon as a Director For For Management 3. Appoint Mr. D. Earp as a Director For For Management 4. Appoint Mr. F. Jakoet as a Director For For Management 5. Appoint Mr. D.S. Phiri as a Director For For Management 6. Approve to determine the remuneration of For For Management the Directors 7.S1 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 8.S2 Amend Articles of Association For For Management -------------------------------------------------------------------------------- IMPERIAL ENERGY CORPORATION PLC, LEEDS Ticker: Security ID: G4765H102 Meeting Date: MAY 2, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 30, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Authorize the Directors of the Company, For For Management for the purpose ofSection 80 of the Companies Act 1985 [the "Act"], to allot andissue relevant securities of 2.5 pence each [within the meaning ofthat section] up to an aggregate nominal amount of GBP1,278,030; [Aut -------------------------------------------------------------------------------- IMPERIAL ENERGY CORPORATION PLC, LEEDS Ticker: Security ID: G4765H102 Meeting Date: JUN 25, 2008 Meeting Type: Annual General Meeting Record Date: JUN 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the accounts for the FYE 31 DEC For For Management 2007, together with thereports of the Directors and the Auditors thereon 2.a Re-appoint Mr. John Hamilton as a For For Management Director in accordance withArticle 24 of the Company's Articles of Association 2.b Re-appoint Ms. Ekaterina Kirsanova as a For For Management Director in accordancewith Article 24 of the Company's Articles of Association 2.c Re-appoint Mr. Robert Shepherd as a For For Management Director in accordance withArticle 24 of the Company's Articles of Association 3. Re-appoint Mr. Peter Levine as a For For Management Director, in accordance withArticle 24 of the Company's Articles of Association, who issubmitting himself for re-election 4. Appoint Deloitte & Touche LLP as the For For Management Auditors of the Company 5. Authorize the Directors to set the For For Management remuneration of the Auditors S.6 Approve the Directors' remuneration For For Management report for the FYE 31 DEC2007 S.7 Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 1,011,175 S.8 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 127,802 S.9 Adopt New Articles of Association; Amend For For Management New Articles of Association Re: Directors' Conflicts of Interest -------------------------------------------------------------------------------- INDUSTRIAL BANK OF KOREA, SEOUL Ticker: Security ID: Y3994L108 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 47th income statement, For For Management balance sheet and proposeddisposition of retained earning 2. Approve the Director remuneration limit For For Management 3. Approve the Auditor remuneration limit For For Management -------------------------------------------------------------------------------- INTERNATIONAL FERRO METALS LTD Ticker: Security ID: Q4944P107 Meeting Date: NOV 14, 2007 Meeting Type: Annual General Meeting Record Date: NOV 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Re-lect Mr. Anthony Grey as a Director, For For Management who retires by rotation inaccordance with Clause 19.2 of the Company 2. Re-elect Mr. Xiaoping Yang as a Director, For For Management who retires by rotationin accordance with Clause 19.2 of the Company S.3 Adopt the Constitution produced to the For For Management meeting with immediateeffect as the new Constitution of the Company S.4 Authorize the Director, subject to and For For Management conditional on the approvalof Resolution 3, to allot equity securities for cash, in accordancewith new Clause 3 of the Company's Constitution provided thatsuch powers shall be limited to the allotment of up to 25,20 -------------------------------------------------------------------------------- INTERNATIONAL PERSONAL FINANCE PLC, LEEDS Ticker: Security ID: G4906Q102 Meeting Date: MAY 14, 2008 Meeting Type: Annual General Meeting Record Date: MAY 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Directors' report and the For For Management audited financial statementsof the Company for the YE 31 DEC 2007 2. Approve the Directors' remuneration For For Management report for the YE 31 DEC2007 3. Declare a final dividend of 2.85p per For For Management share on the ordinary sharesof 10p each in respect of the YE 31 DEC 2007 payable on 23MAY 2008 to the holders of such ordinary shares on the registerof members of the Company on 11 APR 2008 4. Elect Mr. Christopher Rodrigues as a For Against Management Director 5. Elect Mr. John Harnett as a Director For For Management 6. Elect Mr. David Broadbent as a Director For For Management 7. Elect Mr. Ray Miles as a Director For For Management 8. Elect Mr. Charles Gregson as a Director For For Management 9. Elect Mr. Tony Hales as a Director For For Management 10. Elect Mr. Nick Page as a Director For For Management 11. Re-appoint PricewaterhouseCoopers as the For For Management Auditors of theCompany to hold office until the conclusion of the next generalmeeting at which accounts are laid before the Company 12. Authorize the Directors to determine the For For Management Auditors' remuneration 13. Authorize the Directors, to exercise all For For Management the power of the Companyto allot relevant securities [Section 80 of the Companies Act 1985]up to an aggregate nominal amount of GBP 8,488,000; [Authorityexpires the earlier of the conclusion of the next AGM of theC S.14 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 1,286,000 S.15 Authorize the Company to purchase its own For For Management shares S.16 Adopt the new Articles of Association For For Management -------------------------------------------------------------------------------- IOI CORPORATION BHD Ticker: Security ID: Y41763106 Meeting Date: OCT 29, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Implementation of Shareholders' For For Management Mandate for Recurrent Related Party Transactions O.1 Amend Articles of Association as Set Out For For Management in Appendix II of the Circular to Shareholders Dated Sept. 28, 2007 -------------------------------------------------------------------------------- IOI CORPORATION BHD Ticker: Security ID: Y41763106 Meeting Date: OCT 29, 2007 Meeting Type: Annual General Meeting Record Date: OCT 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited financial For For Management statements for the FYE 30JUN 2007 and the reports of the Directors and the Auditorsthereon 2.A Re-elect Mr. Tan Sri Dato' Lee Shin Cheng For For Management as a Director, whoretires by rotation pursuant to Article 101 of the Company'sArticles of Association 2.B Re-elect Mr. Dato' Lee Yeow Chor as a For For Management Director, who retires byrotation pursuant to Article 101 of the Company's Articles ofAssociation 3. Re-appoint Mr. Chan Fong Ann as a For For Management Director of the Company untilthe conclusion of the next AGM, who retires pursuant to Section129(2) of the Companies Act, 1965 4. Approve the increase in the payment of For For Management Directors' fees to MYR410,000 to be divided among the Directors in such manner as theDirectors may determine 5. Re-appoint BDO Binder, the retiring For For Management Auditors, and authorize theDirectors to fix their remuneration 6 Approve Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights in Any Amount Up to 10 Percent of Issued Share Capital 7 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 8 Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 9 Approve Implementation of Shareholders' None Did not Management Mandate for Recurrent Related Party vote Transactions -------------------------------------------------------------------------------- IOI CORPORATION BHD Ticker: Security ID: Y41763106 Meeting Date: DEC 12, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Issuance of up to $600 Million For For Management Nominal Value Five-Year Unsecured Guaranteed Exchangeable Bonds by IOI Resources (L) Bhd -------------------------------------------------------------------------------- ITAUSA INVESTIMENTOS ITAU SA Ticker: Security ID: P58711105 Meeting Date: APR 29, 2008 Meeting Type: MIX Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. To examine the Board of Director's annual None Did not Management report, the financialstatements, th-e vote External Auditors and of the Finance Committeeand documents opinion report-relating to FYE 31 DEC 2007 2. To deliberate on the proposal of budget None Did not Management of capital vote 3. Elect the members of the Board of For For Management Directors, bearing in mind therequirement from National Securities Commission InstructionNumbers 165 91, and 282 9 8, and it is stated that, to require theadoption of the cumulative voting , the request in parties mustrep 4. Elect the members of the Finance For For Management Committee, in accordance withthe Article 161 4 of Law Number 6404 76, the owners of preferredshares will have the right to elect, in a separate vote, a fullmember and his or her respective alternate 5. To set the Directors, Board of Directors None Did not Management and the FinanceCommittee global vote remu-neration -------------------------------------------------------------------------------- JBS SA Ticker: Security ID: P59695109 Meeting Date: SEP 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve to verify the subscription of the For For Management shares and ratify theincrease in the share capital of the Company 2. Amend Articles 5 and 6 of the Company's For For Management Corporate ByLaws toprovide the new amounts of the share capital and the authorizedcapital of the Company, after the ratification of the increase inshare capital 3. Amend Articles 20 and 23 of the Company's For For Management Corporate ByLaws, toseparate the activities attributed to the Finance and InvestorRelations Officer into two separate Executive Committees 4. Approve the convening of the Finance For For Management Committee of the Companyand elect of its Members 5. Elect the Member of the Board of For For Management Directors of the Company -------------------------------------------------------------------------------- JIANGSU EXPRESSWAY CO LTD Ticker: Security ID: Y4443L103 Meeting Date: NOV 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Issuance of Short-Term Commercial For For Management Papers With an Aggregate Amount Not Exceeding RMB 2 Billion 2. Appoint Ms. Zhang Yang as the Director of For For Management the Company 3. Appoint Ms. Luo Yi as the Supervisor of For For Management the Company -------------------------------------------------------------------------------- JIANGSU EXPRESSWAY CO LTD Ticker: Security ID: Y4443L103 Meeting Date: JAN 4, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Issuance of Up to RMB 1.5 Billion For For Management in Principal Amount of Corporate Bonds -------------------------------------------------------------------------------- JIANGSU EXPRESSWAY CO LTD Ticker: Security ID: Y4443L103 Meeting Date: JUN 6, 2008 Meeting Type: Annual General Meeting Record Date: MAY 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the report of the For For Management report of the Board ofDirectors of the Company for the YE 31 DEC 2007 2. Receive and approve the report of the For For Management Supervisory Committee ofthe Company for the YE 31 DEC 2007 3. Receive and approve the annual budget For For Management report for year 2007 4. Receive and approve the audited accounts For For Management and the Auditor reportfor the YE 31 DEC 2007 5. Approve the profit distribution scheme of For For Management the Company in respectof the final dividend for the YE 31 DEC 2007: the Company todeclare a final dividend of RMB 0.27 per share[ tax inclusive] 6. Appoint Deloitte Touche Tohmatsu For For Management Certified Public AccountantsLimited and Deloitte Touche Tohmatsu respectively as theCompany's Domestic and International Auditors with a confirmedannual remuneration of RMB 2.1 million 7. Appoint Mr. Du Wen Yi as a Director of For For Management the Company -------------------------------------------------------------------------------- JSW STEEL LTD Ticker: Security ID: Y44680109 Meeting Date: DEC 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Appoint Mr. Y. Siva Sagar Rao as a For For Management Director of the Company,whose period of office shall be liable to determination byretirement of Directors by rotation 2. Approve Appointment and Remuneration of For For Management Y.S.S. Rao, Joint Managing Director and Chief Executive Officer 3. Approve Increase in Borrowing Powers to For For Management INR 150 Billion 4. Approve Pledging of Assets for Debt For For Management S.5 Approve, pursuant to the provisions of For For Management Section 149 (2A) and otherapplicable provisions, if any, of the Companies Act, 1956, thecommencement of all or any of the business specified in Sub-Clause 56 of Clause III C of the Memorandum of Association ofthe Com -------------------------------------------------------------------------------- JSW STEEL LTD Ticker: Security ID: Y44680109 Meeting Date: DEC 28, 2007 Meeting Type: Class Meeting Record Date: DEC 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve, with or without modification[s], For For Management the arrangementembodied in the Scheme of Amalgamation of Southern Iron andSteel Company Limited with JSW Steel Limited -------------------------------------------------------------------------------- KATANGA MINING LIMITED Ticker: KATFF Security ID: G5221G109 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor A IN RESPECT OF THE APPOINTMENT OF AUDITORS For For Management ANDAUTHORIZING THE DIRECTORS TO FIX THEIRREMUNERATION; B IN RESPECT OF THE ELECTION OF THE For For Management PROPOSEDDIRECTORS; C IN RESPECT OF THE CONTINUANCE OF THE For For Management COMPANY OUTOF BERMUDA AND INTO THE YUKON TERRITORY, CANADAAS MORE PARTICULARLY DESCRIBED IN THEACCOMPANYING MANAGEMENT INFORMATION CIRCULAROF THE COMPANY DATED MARCH 20, 2008. -------------------------------------------------------------------------------- KENMARE RESOURCES PLC Ticker: Security ID: G52332106 Meeting Date: NOV 9, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve to remove Mr. Donal Kinsella as a For For Management Director -------------------------------------------------------------------------------- KENMARE RESOURCES PLC Ticker: Security ID: G52332106 Meeting Date: MAY 9, 2008 Meeting Type: Annual General Meeting Record Date: MAY 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Directors' report, the For For Management financial statements and theIndependent Auditors' report thereon for the YE 31 DEC 2007 2. Re-elect Dr. A. Brown as a Director who For For Management retires by rotation inaccordance with the Company's Articles of Association 3. Re-elect Dr. C. Gilchrist as a Director For For Management who retires by rotation inaccordance with the Company's Articles of Association 4. Re-elect Mr. T. McCluskey as a Director For For Management who retires by rotation inaccordance with the Company's Articles of Association 5. Re-elect Mr. C. Carvil as a Director who For For Management retires in accordance withbest practice 6. Re-elect Mr. I. Egan as a Director who For For Management retires in accordance withbest practice 7. Re-elect Mr. T. Fitzpatrick as a Director For For Management who retires in accordancewith best practice 8. Authorise the Directors to fix the For For Management remuneration of the Auditors 9. Authorize the Directors to exercise all For For Management the powers of the Companyto allot relevant securities [within the meaning of Section 20 of theCompanies [Amendment] Act 1983] up to an amount equal to thenumber of authorized but unissued share capital of the Compan S.10 Authorize Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights 11. Approval of Electronic Communcations to For For Management Shareholders S.12 Amend the Articles of Association of the For For Management Company by the insertionof the specified Article 51[A] [f] immediately following the Article 51[A] [e] and by the insertion of the specified Article 51(B)immediately following Article 51(A) [as specified] -------------------------------------------------------------------------------- KINGBOARD CHEMICAL HOLDINGS LTD Ticker: Security ID: G52562140 Meeting Date: DEC 10, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Revised Annual Caps [such For For Management terms shall have themeaning as specified] and authorize any Directors of theCompany to do, approve and transact all such acts and things asthey may in their discretion consider necessary or desirable inconnection ther -------------------------------------------------------------------------------- KINGBOARD CHEMICAL HOLDINGS LTD Ticker: Security ID: G52562140 Meeting Date: MAY 5, 2008 Meeting Type: Annual General Meeting Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the audited financial statements For For Management and the Directors' reportand the Independent Auditor's report thereon for the YE 31 DEC2007 2. Declare a final dividend For For Management 3.A Re-elect Mr. Cheung Kwok Wing as an For For Management Executive Director of theCompany 3.B Re-elect Mr. Chang Wing Yiu as an For For Management Executive Director of theCompany 3.C Re-elect Mr. Cheng Wai Chee, Christopher For For Management as a IndependentNon-Executive Director of the Company 3.D Re-elect Mr. Tse Kam Hung as a For For Management Independent Non-ExecutiveDirector of the Company 3.E Authorize the Board of Directors of the For For Management Company to fix theDirectors' remuneration 4. Re-appoint the Auditor and authorize the For For Management Board of Directors to fixits remuneration 5.A Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 5.B Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 5.C Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- KINGBOARD CHEMICAL HOLDINGS LTD Ticker: Security ID: G52562140 Meeting Date: MAY 9, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve and Adopt the New EEIC Scheme For Against Management -------------------------------------------------------------------------------- LI NING COMPANY LTD Ticker: Security ID: G5496K124 Meeting Date: MAY 9, 2008 Meeting Type: Annual General Meeting Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited financial For For Management statements and thereports of the Directors and the Auditor of the Company for the YE31 DEC 2007 2. Declare a final dividend and a special For For Management dividend for the YE 31 DEC2007 to the Shareholders of the Company 3.A.I Re-elect Mr. Stuart Schonberger as a For For Management Non-Executive Director 3.AII Re-elect Mr. Chu Wah Hui as a For For Management Non-Executive Director 3AIII Re-elect Mr. James Chun-Hsien Wei as a For For Management Non-Executive Director 3.AIV Re-elect Mr. Chan Chung Bun, Bunny as a For For Management Independent Non-Executive Director 3.B Authorize the Board of Directors of the For For Management Company to fix theDirectors' remuneration 4. Re-appoint Messrs. For For Management PricewaterhouseCoopers, Certified PublicAccountants, as the Auditor of the Company and authorize theBoard of the Directors of the Company to fix their remuneration 5. Approve Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 7. Approve, conditional upon the passing of For For Management the Resolution 5 and 6as specified, the aggregate nominal amount of the shares whichare repurchased or otherwise acquired by the Company pursuantto the Resolution 6 shall be added to the aggregate nominalamount of -------------------------------------------------------------------------------- LOJAS RENNER SA Ticker: Security ID: P6332C102 Meeting Date: MAR 31, 2008 Meeting Type: Annual General Meeting Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor A. Approve the financial statements relating For For Management to the FYE on 31 DEC2007 B. Approve the distribution of the profits For For Management from the FY and to distributedividends C. Elect the Members of Board of Directors For For Management and to set thecompensation of the Administrators D. Elect the Members of the Finance For For Management Committee and set theirremuneration -------------------------------------------------------------------------------- MASSMART HOLDINGS LTD Ticker: Security ID: S4799N114 Meeting Date: NOV 21, 2007 Meeting Type: Annual General Meeting Record Date: NOV 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor O.1 Adopt the annual financial statements of For For Management the Company and theGroup for the YE 30 JUN 2007, as specified o.2 Re-elect Mr. K.D. Dlamini to the Board of For For Management Directors of theCompany, who retires in terms of the Articles of Association o.3 Re-elect Dr. N. N. Gwagwa to the Board of For For Management Directors of theCompany, who retires in terms of the Articles of Association o.4 Re-elect Mr. J. C. Hodkinson to the Board For For Management of Directors of theCompany, who retires by rotation o.5 Re-elect Mr. M. J. Lamberti to the Board For For Management of Directors of theCompany, who retires by rotation o.6 Re-elect Ms. P. Langeni to the Board of For For Management Directors of the Company,who retires by rotation o.7 Approve the Non-Executive Directors' For For Management annual remuneration, forthe 2008 FY as specified o.8 Re-elect Messrs Deloitte & Touche as the For For Management Company's Auditors forthe ensuing FY O.9 Place Authorized But Unissued Shares For For Management under Control of Directors O.10 Approve Issuance of Shares without For For Management Preemptive Rights up to a Maximum of 5 Percent of Issued Capital S.1 Authorize Repurchase of Up to 20 Percent For For Management of Issued Share Capital -------------------------------------------------------------------------------- MMX MINERACAO E METALICOS SA, BRASIL Ticker: Security ID: P6829U102 Meeting Date: JUN 19, 2008 Meeting Type: MIX Record Date: JUN 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve the Directors accounts of the For For Management Company's consolidatedfinancial statements for the FYE 31 DEC 2007 A.2 Approve the reserves account for For For Management unrealized profits, as well as acapital budget of the Company for the year 2008 FY A.3 Elect the Members of the Board of For For Management Directors A.4 Approve the annual payment for the For For Management members of the Board ofDirectors E.1 Approve the change of the address of the For For Management headquarters of theCompany from Praia Do Flamengo 154, 5th floor, Zip Code 22210030, to Praia Do Flamengo 66, 10th floor, Zip Code 22210 903,both in the city of Rio De Janerio state of Rio De Janerio E.2 Approve the protocol and justification For For Management for the spin off of theCompany signed by its Executive Committee on 07APR 2008 aswell as by the Executive Committees of LLX Logistica S.A., LLXand Ironx Mineraco S.A. Ironx, in line with the material factpublished on E.3 Ratify the nomination of the specialized For For Management Company KPMGAuditores Independentes to evaluate the transferred portions ofthe net assets of the Company to be transferred to LLX and toIronx and preparation of the appropriate evaluated report E.4 Approve the evaluation report on the net For For Management assets of the Companyevaluation report E.5 Approve the spin off of the Company For For Management following the incorporation ofthe transferred portions of the net assets by LLX and by Ironix withthe consequent rights of the shareholders in MMX to receive ashareholder interest in the share capital of LLX and of Iron E.6 Approve the amendment of Article 2 of the For For Management Corporate By-Laws ofthe Company so as to reflect the new address of the Companyheadquarters, Article 3 of the Corporate By-Laws to state theexclusion of the activities of logistics from the Corporate purposeas wel E.7 Authorize the Executive Committee of the For For Management Company to perform allthe acts that are necessary for the implementation andformalization of the spin off of the Company -------------------------------------------------------------------------------- NASPERS LTD Ticker: Security ID: S5340H118 Meeting Date: AUG 24, 2007 Meeting Type: Annual General Meeting Record Date: AUG 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor O.1 Approve to accept the financial For For Management statements of the Company andthe Group for the 12 months ended 31 MAR 2007 and the reportsof the Directors and the Auditor O.2 Approve to confirm the dividends in For For Management relation to the N ordinary andA ordinary shares of the Company O.3 Approve the remuneration of the For For Management Non-Executive Directors for theYE 31 MAR 2007 O.4 Re-appoint PricewaterhouseCoopers Inc. as For For Management the Auditor for theperiod until the conclusion of the next AGM of the Company O.5 Ratify the appointment of Professor For For Management H.S.S. Willemse in to theBoard O.6.1 Re-elect Mr. T. Vosloo as a Director, who For For Management retire by rotation O.6.2 Re-elect Mr. N.P. van Heerden as a For For Management Director, who retire byrotation O.6.3 Re-elect Mr. L.N. Jonker as a Director, For For Management who retire by rotation O.7 Place Authorized But Unissued Shares For For Management under Control of Directors O.8 Approve Issuance of Unissued Shares up to For For Management a Maximum of Five Percent of Issued Capital for Cash S.1 Authorize Repurchase of Up to 20 Percent For For Management of Class N Issued Share Capital S.2 Authorize the Company or its subsidiaries For For Management by way of a generalauthority, to acquire A ordinary shares issued by the Company, interms of and subject to Sections 85(2), 85(3) and 89 of theCompanies Act, No 61 of 1973, as amended O.9 Authorize each of the Directors of the For For Management Company to do all things,perform all acts and sign all documents necessary to effect theimplementation of the ordinary and special resolutions adopted atthis AGM -------------------------------------------------------------------------------- NHN CORP, SONGNAM Ticker: Security ID: Y6347M103 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement For For Management 2. Elect the Directors For For Management 3. Approve the limit of remuneration for the For For Management Directors -------------------------------------------------------------------------------- NIKANOR PLC, DOUGLAS Ticker: Security ID: G65639109 Meeting Date: JAN 10, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Increase in Share Capital; For For Management Authorize Allotment of Relevant Securities; Approve Capitalization of the Entire Amount Standing to the Credit of the Share Premium Account; and Approve Share Consolidation S.2 Amend, in accordance with Section 10 of For For Management the Companies Act1931, the Articles of Association of the Company as specified S.3 Approve Re-registration of the Company as For For Management a Company Incorporated Under the Isle of Man Companies Act 2006; and Adopt New Memorandum of Association and Articles of Association -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: OCT 12, 2007 Meeting Type: Consent Record Date: AUG 9, 2007 # Proposal Mgt Rec Vote Cast Sponsor 2A ELECT ANDREI E. BOUGROV TO THE BOARD Unknown Abstain Management OFDIRECTORS 2B ELECT ELENA E. BULAVSKAYA TO THE BOARD Unknown Abstain Management OFDIRECTORS 2C ELECT VLADIMIR I. DOLGIKH TO THE BOARD For For Management OFDIRECTORS 2D ELECT ANDREY A. KLISHAS TO THE BOARD OF Unknown Abstain Management DIRECTORS 2E ELECT RALPH T. MORGAN TO THE BOARD OF Unknown Abstain Management DIRECTORS 2F ELECT DENIS S. MOROZOV TO THE BOARD OF Unknown Abstain Management DIRECTORS 2G ELECT KIRILL YU. PARINOV TO THE BOARD OF Unknown Abstain Management DIRECTORS 2H ELECT MIKHAIL D. PROKHOROV TO THE BOARD Unknown Abstain Management OFDIRECTORS 2I ELECT DMITRY V. RAZUMOV TO THE BOARD Unknown Abstain Management OFDIRECTORS 2J ELECT EKATERINA M. SALNIKOVA TO THE BOARD Unknown Abstain Management OFDIRECTORS 2K ELECT MICHAEL A. SOSNOVSKI TO THE BOARD Unknown Abstain Management OFDIRECTORS 2L ELECT SERGEY A. STEFANOVICH TO THE BOARD Unknown Abstain Management OFDIRECTORS 2M ELECT KIRILL L. UGOLNIKOV TO THE BOARD For For Management OFDIRECTORS 2N ELECT HEINZ S. SCHIMMELBUSCH TO THE BOARD For For Management OFDIRECTORS 2O ELECT CHEVALLER GUY DE SELLIERS DE For For Management MORANVILLE TOTHE BOARD OF DIRECTORS -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: OCT 12, 2007 Meeting Type: Special Record Date: AUG 9, 2007 # Proposal Mgt Rec Vote Cast Sponsor 01 TO TERMINATE THE POWERS OF THE BOARD Unknown Abstain Management OFDIRECTORS OF MMC NORILSK NICKEL AHEAD OFSCHEDULE. 03 TO TERMINATE THE POWERS OF THE For For Management REVISIONCOMMISSION OF MMC NORILSK NICKEL AHEAD OFSCHEDULE. 04 TO ELECT THE FOLLOWING NOMINEES TO THE For For Management REVISIONCOMMISSION: MARINA V. VDOVINA, VADIM YU,MESHCHERYAKOV, NIKOLAY V. MOROZOV, OLGA YU.ROMPEL, OLESSYA V. FIRSYK. 05 TO APPROVE THE NEW VERSION OF THE For For Management REGULATIONS ONTHE GENERAL MEETING OF SHAREHOLDERS OF MMCNORILSK NICKEL AS PER THE ADDENDUM. 06 TO APPROVE MMC NORILSK NICKEL'S For For Management PARTICIPATION INTHE NON-PROFIT ORGANIZATION RUSSIAN ASSOCIATIONOF EMPLOYERS NATIONAL ALLIANCE OF NICKEL ANDPRECIOUS METALS PRODUCERS. -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: DEC 14, 2007 Meeting Type: Special Record Date: OCT 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 01 REORGANIZATION OF OJSC MMC NORILSK NICKEL For For Management -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: DEC 21, 2007 Meeting Type: Special Record Date: NOV 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 01 TO APPROVE THE PAYOUT OF DIVIDENDS ON For For Management MMCNORILSK NICKEL SHARES FOR 9 MONTHS OF 2007 IN THEAMOUNT OF RUB 108 PER SHARE. -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: JUN 30, 2008 Meeting Type: Contested-Annual Record Date: MAY 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01 TO APPROVE THE ANNUAL REPORT AND For For Management ANNUALACCOUNTING STATEMENTS, INCLUDING PROFIT-AND-LOSSSTATEMENT OF MMC NORILSK NICKEL FOR 2007. TOAPPROVE DISTRIBUTION OF THE PROFITS AND LOSSES OFMMC NORILSK NICKEL FOR 2007. 02 TO DECLARE THE PAYMENT OF ANNUAL For For Management DIVIDENDS ONORDINARY REGISTERED SHARES OF MMC NORILSK NICKELFOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARYSHARE. TAKING INTO ACCOUNT INTERIM DIVIDENDSALREADY PAID FOR 9 MONTHS OF 2007 IN THE AMOUNT OFRUB 108 PER ORDINARY S 04 TO ELECT THE FOLLOWING MEMBERS TO THE For For Management REVISIONCOMMISSION: MARINA V. VDOVINA/ ELENA A. GAVRILOVA/NIKOLAY V. MOROZOV/ ELENA S. NAZAROVA/ OLGA YU.ROMPEL 05 TO APPROVE OOO ROSEXPERTIZA AS THE For For Management AUDITOR OFRUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSKNICKEL FOR 2008. 6A AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO ADD NEW SUBSECTION 8 TO SECTION 6.8 6B AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO ADD NEW SECTION 6.19 6C AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 8.3 6D AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 8.5 6E AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 8.8 6F AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 8.15 6G AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 8.17 6H AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 9.3.36 6I AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 9.3.42 6J AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 9.3.43 6K AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 10.8.2 6L AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 13.8 6M AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 14 07 TO ADOPT THE REGULATIONS ON THE BOARD For For Management OFDIRECTORS OF MMC NORILSK NICKEL AS PER APPENDIX 1 8A REMUNERATION & REIMBURSEMENT OF For For Management EXPENSESINCURRED BY INDEPENDENT DIRECTORS - MEMBERS OFBOARD: (1) TO ESTABLISH THAT BASIC AMOUNT OFREMUNERATION TO BE PAID TO AN INDEPENDENTDIRECTOR SHALL BE RUB 1,250,000 PER QUARTER, (2) IFAN INDEPENDENT DIRECTOR PRESIDES 8B REMUNERATION & REIMBURSEMENT OF For For Management EXPENSESINCURRED BY INDEPENDENT DIRECTORS - MEMBERS OFBOARD: (1) TO APPROVE THE INDEPENDENT DIRECTORSINCENTIVE PROGRAM - OPTIONS PLAN AS PER APPENDIX2, (2) TO ESTABLISH THAT THE TERMS OF THEAFOREMENTIONED PROGRAM SHALL BE F 09 THE VALUE OF PROPERTY BEING THE SUBJECT For For Management OFINTERRELATED TRANSACTIONS TO INDEMNITY MEMBERSOF THE BOARD OF DIRECTORS AND MEMBERS OF THEMANAGEMENT BOARD OF MMC NORILSK NICKEL AGAINSTDAMAGES THE AFOREMENTIONED PERSONS MAY INCUR INTHEIR RESPECTIVE POSITIONS MEN 10 TO APPROVE INTERRELATED TRANSACTIONS, TO For For Management WHICHALL MEMBERS OF THE BOARD OF DIRECTORS ANDMEMBERS OF THE MANAGEMENT BOARD OF MMC NORILSKNICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVETHE OBLIGATIONS OF MMC NORILSK NICKEL TO INDEMNIFYMEMBERS OF THE BOARD OF 11 TO ESTABLISH THAT THE VALUE OF SERVICES For For Management INVOLVINGLIABILITY INSURANCE FOR MEMBERS OF THE BOARD OFDIRECTORS AND MEMBERS OF THE MANAGEMENT BOARDOF MMC NORILSK NICKEL WITH LIABILITY LIMITED TO USD150,000,000 AND ADDITIONAL INSURANCE COVERAGE LIMITOF USD 50,00 12 TO APPROVE THE TRANSACTION, TO WHICH ALL For For Management MEMBERSOF THE BOARD OF DIRECTORS AND MEMBERS OF THEMANAGEMENT BOARD OF MMC NORILSK NICKEL AREINTERESTED PARTIES, INVOLVING LIABILITY INSURANCEFOR MEMBERS OF THE BOARD OF DIRECTORS ANDMEMBERS OF THE MANAGEMENT BOARD -------------------------------------------------------------------------------- ORASCOM CONSTR INDS S A E Ticker: Security ID: 68554N106 Meeting Date: DEC 29, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Sale of Company Stock in Orascom For For Management Building Material Holdings to French Company Lafarge for Approximately USD 12.9 Billion 2. Approve that Mr. Nassef Onsi Sawiris and For For Management other shareholdersfrom the family or the Company to subscribe in the subscription inincreasing the capital of the French Company Lafarge by22,500,000 shares and this is according to the rules of theSubscription Con 3. Authorize Selling Contract Between OCI For For Management and Lafarge; Approve Share Subscription in Lafarge Capital Increase, and OCI Shareholders; Approve Acquisition of Shares; Approve Cooperation Agreement between OCI and Lafarge 4. Authorize the Chief Executive Officer or For For Management the Managing Director, inall of the required mentioned regulations, to execute the abovementioned contracts and signing any Contracts or relateddocuments -------------------------------------------------------------------------------- ORION CORPORATION Ticker: Security ID: Y88860104 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 52nd income statement, For For Management balance sheet, proposeddisposition of retained earning 2. Approve the Director nomination [3 For For Management Standing Directors, 1 ExternalDirector] 3. Approve the limit of remuneration for the For For Management Directors 4. Approve the limit of remuneration for the For For Management Auditors 5. Approve to set the Stock Option by Board For For Management of Directors -------------------------------------------------------------------------------- PETROCHINA CO LTD Ticker: Security ID: Y6883Q104 Meeting Date: AUG 10, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: JUL 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve, conditional upon the obtaining Unknown For Management of approvals from theCSRC and other relevant regulatory authorities, the allotment andissue of A shares by the Company in the PRC by way of publicoffering of new A shares and the specified terms and conditions ofthe S.2 THAT THE BOARD AND ITS ATTORNEY SHALL BE Unknown For Management AND ARE AUTHORIZED TO DEAL WITH MATTERS IN RELATION TO THE A SHARE ISSUE AND THE LISTING OF A SHARES INCLUDING BUT NOT LIMITED TO THE FOLLOWING. -------------------------------------------------------------------------------- PETROCHINA CO LTD Ticker: Security ID: Y6883Q104 Meeting Date: MAY 15, 2008 Meeting Type: Annual General Meeting Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve the amendments to the Articles of For For Management Association of theCompany made in accordance with the Company Law of the PRCand the 'Guidelines of Articles of Association for ListedCompanies' issued by the China Securities RegulatoryCommission set out in Appe 2. Approve the report of the Board of the For For Management Company for the year 2007 3. Approve the report of the Supervisory For For Management Committee of the Companyfor the year 2007 4. Approve the Audited financial statements For For Management of the Company for theyear 2007 5. Approve the declaration and payment of For For Management the final dividends for theYE 31 DEC 2007 in the amount and in the manner recommendedby the Board 6. Approve the authorization of the Board to For For Management determine thedistribution of interim dividends for the year 2008 7. Approve the continuation of appointment For For Management ofPricewaterhouseCoopers, Certified Public Accountants, as theinternational Auditors of the Company andPricewaterhouseCoopers Zhong Tian CPAs Company Limited,Certified Public Accountants, as the domestic Auditors of 8.a Elect Mr. Jiang Jiemin as a Director of For For Management the Company 8.b Elect Mr. Zhou Jiping as a Director of For For Management the Company 8.c Elect Mr. Duan Wende as a Director of the For For Management Company 8.d Elect Mr. Wang Yilin as a Director of the For For Management Company 8.e Elect Mr. Zeng Yukang as a Director of For For Management the Company 8.f Elect Mr. Wang Fucheng as a Director of For For Management the Company 8.g Elect Mr. Li Xinhua as a Director of the For For Management Company 8.h Elect Mr. Liao Yongyuan as a Director of For For Management the Company 8.i Elect Mr. Wang Guoliang as a Director of For For Management the Company 8.j Re-elect Mr. Jiang Fan as a Director of For For Management the Company 8.k Elect Mr. Chee-Chen Tung as the For For Management independent Director of theCompany 8.l Elect Mr. Liu Hongru as the independent For For Management Director of the Company 8.m Elect Mr. Franco Bernabe as the For For Management independent Director of theCompany 8.n Elect Mr. Li Yongwu as the independent For For Management Director of the Company 8.o Elect Mr. Cui Junhui as the independent For For Management Director of the Company 9.a Elect Mr. Chen Ming as the Supervisor of For For Management the Company 9.b Elect Mr. Wen Qingshan as the Supervisor For For Management of the Company 9.c Elect Mr. Sun Xianfeng as the Supervisor For For Management of the Company 9.d Elect Mr. Yu Yibo as the Supervisor of For For Management the Company 9.e Elect Mr. Wu Zhipan as the independent For For Management Supervisor of theCompany 9.f PLEASE NOTE THAT THIS RESOLUTION IS A Against For Shareholder SHAREHOLDERPROPOSAL: Elect Mr. Li Yuan as the independent Supervisor ofthe Company S.10 Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 11. Approve the rules and procedures of the For For Management shareholders' generalmeeting of the Company as specified 12. Approve the Rules and procedures of the For For Management Board of the Companyas specified 13. Approve the rules of organization and For For Management procedures of theSupervisory Committee of the Company as specified 14. Other matters, if any Against For Management -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: OCT 29, 2007 Meeting Type: Special Record Date: OCT 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 01 RATIFICATION OF THE "SHARE PURCHASE & For For Management SALEAGREEMENT", DATED AUGUST 03 2007, SIGNED BETWEENTHE INDIRECT CONTROLLING SHAREHOLDERS OF SUZANOPETROQUIMICA S.A., AS THE SELLERS, AND PETROBRAS,AS THE BUYER, TOGETHER WITH THE RESPECTIVEPERTINENT DOCUMENTS; ALL AS -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: MAR 24, 2008 Meeting Type: Special Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1A APPROVAL OF THE INCORPORATION PROTOCOL For For Management ANDJUSTIFICATION, DATED FEBRUARY 28, 2008, SIGNED BYPETROBRAS, AS THE SURVIVING COMPANY, AND BYPRAMOA PARTICIPACOES S.A., AS THE ACQUIREDCOMPANY, TOGETHER WITH THE RESPECTIVE PERTINENTDOCUMENTS, AND WITH PRAMOA PARTI 1B APPROVAL OF THE APPOINTMENT OF A For For Management SPECIALIZEDCOMPANY TO EVALUATE AND APPROVE THE RESPECTIVEASSESSMENT REPORT ELABORATED FOR THE PRAMOAPARTICIPACOES S.A. INCORPORATION OPERATION, UNDERTHE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76. 2A APPROVAL OF THE INCORPORATION PROTOCOL For For Management ANDJUSTIFICATION, DATED FEBRUARY 29, 2008, SIGNED BYPETROBRAS, AS THE SURVIVING COMPANY, AND BY UPBS.A., AS THE ACQUIRED COMPANY, TOGETHER WITH THERESPECTIVE PERTINENT DOCUMENTS, AND WITH UPBS.A.'S INCORPORATION OPE 2B APPROVAL OF THE APPOINTMENT OF A For For Management SPECIALIZEDCOMPANY TO EVALUATE AND APPROVE THE RESPECTIVEASSESSMENT REPORT ELABORATED FOR THE UPB S.A.INCORPORATION OPERATION, UNDER THE TERMS OF 1AND 3 OF ART. 227, LAW NO. 6.404/76. 03 SPLIT OF THE SHARES THAT REPRESENT THE For For Management CAPITALSTOCK. -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: APR 4, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor O1 MANAGEMENT REPORT AND FINANCIAL For For Management STATEMENTS,TOGETHER WITH THE AUDIT COMMITTEE'S REPORT FORTHE FISCAL YEAR ENDING ON DECEMBER 31, 2007. O2 2008 FISCAL YEAR CAPITAL BUDGET. For For Management O3 2007 FISCAL YEAR RESULT APPROPRIATION. For For Management O4 ELECTION OF THE MEMBERS OF THE BOARD For For Management OFDIRECTORS. O5 ELECTION OF THE PRESIDENT OF THE BOARD For For Management OFDIRECTORS. O6 ELECTION OF THE MEMBERS OF THE AUDIT For For Management COMMITTEEAND THEIR RESPECTIVE SUBSTITUTES. O7 DETERMINATION OF THE MANAGERS' WAGES, For For Management INCLUDINGTHEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES 41AND 56 OF THE ARTICLES OF INCORPORATION, AS WELLAS THAT OF THE FULL MEMBERS OF THE AUDITCOMMITTEE. E1 CAPITAL STOCK INCREASE VIA THE For For Management INCORPORATION OFPART OF THE CAPITAL RESERVES AND OF PROFITRESERVES, FOR A TOTAL OF R$26,323 MILLION,INCREASING THE CAPITAL STOCK FROM R$52,644 MILLIONTO R$78,967 MILLION, WITHOUT CHANGING THE NUMBEROF ORDINARY AND PREFERRED -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: JUN 9, 2008 Meeting Type: Special Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01 TO APPROVE THE DISPOSAL OF THE CONTROL OF For For Management THESUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOESS.A., BY MEANS OF THE MERGER INTO THIS COMPANY OFFASCIATUS PARTICIPACOES S.A., A TRANSACTIONINSERTED IN THE SPHERE OF THE INVESTMENTAGREEMENT ENTERED INTO AMONG PETR -------------------------------------------------------------------------------- PT BAKRIE & BROTHERS TBK Ticker: Security ID: Y7117S254 Meeting Date: MAR 17, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the shares purchase of PT. Bumi For For Management Resources TBK[BUMI], PT Energi Mega Persada TBK [ENRG], PT. BakrielandDevelopnment TBK [ELTY] which consists of conflict of interest 2. Approve the new shares issuance through For For Management the rights issue 3. Amend the Article of Association, Article For For Management 4[2] increasing of paid upcapital in related to rights issue offering 4. Approve to change the Company's Board For For Management -------------------------------------------------------------------------------- PT BAKRIE & BROTHERS TBK Ticker: Security ID: Y7117S197 Meeting Date: MAR 17, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the purchasing of PT Bumi For For Management Resources, TBK, PT EnergiMega Persada, TBK and PT Bakrie Land Development, TBKwhich is conflict of interest transaction 2. Approve the rights issue For For Management 3. Approve to change the Articles of For For Management Association Point 4 point 2related to agenda No.2 4. Approve to change the Board of Management For For Management -------------------------------------------------------------------------------- PT BAKRIE & BROTHERS TBK Ticker: Security ID: Y7117S254 Meeting Date: JUN 26, 2008 Meeting Type: MIX Record Date: JUN 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve the report of the Board of For For Management Directors for the book years2007 A.2 Approve the annual report and financial For For Management statement for the bookyears 2007 A.3 Approve the appointment of the profit For For Management allocation for the book years2007 A.4 Appoint the Public Accountant for the For For Management book years 2008 A.5 Approve the report realization of usage For For Management fund from rights issue andreport the last progress of Company's loan to odickson finance ,as referred in rights prospektus E.1 Amend the Articles of Association of the For For Management Company to be incompliance with the Law Number 40 of 2007 on Limited LiabilityCompany E.2 Approve to change the Members of Board of For For Management Directors of theCompany -------------------------------------------------------------------------------- PT BANK MANDIRI (PERSERO) TBK Ticker: Security ID: Y7123S108 Meeting Date: MAR 17, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the acquisition plan, concept of For For Management deed of acquisition andthe acquisition of PT Bank Sinar Harapan Bali 2. Miscellanous: progress report on None Did not Management liquidation of PT BankMerincorp, PT Bank vote Par-ibas BBD Indonesia and PT BankIndovest Tbk -------------------------------------------------------------------------------- PT BANK MANDIRI (PERSERO) TBK Ticker: Security ID: Y7123S108 Meeting Date: MAY 29, 2008 Meeting Type: MIX Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve the Board of Directors report for For For Management book year 2007 andratify of annual report of the partnership and communitydevelopment program for book year 2007 A.2 Approve the utilization of net Company's For For Management profit for book year 2007 A.3 Authorize the Board of Directors to For For Management appoint of independent publicaccountant to audit Company's books for book year 2008 and thepartnership and community development program for book year2008 A.4 Approve the determination of tantieme and For For Management honorarium for Boardof commissioners and salary of the Board of Directors A.5 Grant authority to Board of commissioners For For Management regarding increase ofpaid in and paid up capital A.6 Amend the Board of Management structure For For Management E.1 Amend the Articles of Association For For Management referring to new law No.40 year2007 -------------------------------------------------------------------------------- PT BANK RAKYAT INDONESIA (PERSERO) TBK Ticker: Security ID: Y0697U104 Meeting Date: SEP 5, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the acquisition of PT Bank Jasa For For Management Arta 2. Approve the spin off Company's business For For Management Syariah Unit 3. Approve to change the Board of For For Management Commissioners and the Directors -------------------------------------------------------------------------------- PT BANK RAKYAT INDONESIA (PERSERO) TBK Ticker: Security ID: Y0697U104 Meeting Date: MAY 26, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Board of Director's report For For Management for book year 2007 and thereport of the Company's annual activities and program ofpartnership and environment development in book year 2007 andratify the financial report for book year 2007 and the partnershipand c 2. Approve to determine the Company's profit For For Management utilization for bookyear 2007 3. Approve to determine the salary For For Management honorarium, tantiem andremuneration for the Board of Directors and Commissioners 4. Authorize the Board of Directors to For For Management appoint the Public Accountantto audit the Company's book for book year 2008 and appointPublic Accountant to audit the program of partnership andenvironment development for book year 2008 5. Authorize the Board of Commissioners to For For Management approve the increasingof the Company's capital 6. Amend the Company's Article of For For Management Association -------------------------------------------------------------------------------- PT INDOSAT TBK Ticker: Security ID: Y7130D110 Meeting Date: JUN 5, 2008 Meeting Type: MIX Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve the annual report and ratify the For For Management financial statements ofthe Company for the financial YE 31 DEC 2007 and therebyrelease and grant discharge the Board of Commissioners fromtheir Supervisory responsibilities and the Board of Directors fromtheir mana A.2 Approve the net profit allocation for For For Management reserve funds, dividends andother purposes and approve to determine the amount, time andmanner of payment of dividends for the financial YE 31 DEC 2007 A.3 Approve to determine the remuneration for For For Management the board ofCommissioners of the Company for 2008 A.4 Appoint the Company's Independent Auditor For For Management for the FYE 31 DEC2008 A.5 Approve to change the composition of the For For Management Board ofCommissioners of the Company due to the end of the term ofoffice E.6 Approve to revise the Articles of For For Management Association of Company -------------------------------------------------------------------------------- PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK Ticker: Security ID: Y71474137 Meeting Date: JUN 20, 2008 Meeting Type: Annual General Meeting Record Date: JUN 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Company's annual report for For For Management the FY 2007 2. Ratify the Company's audit report For For Management partnership and CommunityDevelopment Program [program Kemitraan Dan Bina Lingkungan]audit report for the FYE 2007 and acquitital and grant discharge tothe Members of the Board of Directors and Board ofCommissioners 3. Approve the appropriation of the For For Management Company's net income for the FY2007 4. Approve to dtermine the remuneration For For Management Ammiunt for the Membersof the Directors and Board of Commissioners 5. Appoint the Independent Auditor to audit For For Management the Company's auditreport for the FY 2008, including audit of internal control overfinancial reporting and appointment of an Independent Auditor toaudit the audit report of the partnership and CommunityDevelopment 6. Amend the Company's Articles of For Against Management Association 7. Approve the shares buyback III program For For Management -------------------------------------------------------------------------------- RELIANCE INDS LTD Ticker: Security ID: Y72596102 Meeting Date: OCT 12, 2007 Meeting Type: Annual General Meeting Record Date: OCT 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve and adopt the audited balance For For Management sheet as at 31 MAR 2007,the profit and loss account for the YE on that date and the reportsof the Board of Directors and the Auditors thereon 2.1 Re-appoint Mr. M.L. Bhakta as a Director, For For Management who retires by rotation 2.2 Re-appoint Mr. M.P. Modi as a Director, For For Management who retires by rotation 2.3 Re-appoint Mr. D.V. Kapur as a Director, For For Management who retires by rotation 2.4 Re-appoint Mr. H.R. Meswani as a For For Management Director, who retires byrotation 3. Approve Chaturvedi & Shah, Deloitte For For Management Haskins & Sells, and Rajendra & Co. as Auditors and Authorize Board to Fix Their Remuneration 4. Appoint, in accordance with the For For Management provisions of Section 257 and allother applicable provisions, if any, of the Companies Act, 1956, orany statutory modification(s) or re-enactment thereof, Dr.Raghunath Anant Mashelkar as a Director of the Company, liableto S.5 Approve Commission Remuneration for For For Management Non-Executive Directors -------------------------------------------------------------------------------- RELIANCE INDS LTD Ticker: Security ID: Y72596102 Meeting Date: JUN 12, 2008 Meeting Type: Annual General Meeting Record Date: JUN 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve and adopt the audited balance For For Management sheet as at 31 MAR 2008,the profit and loss account for the YE on that date and the reportsof the Board of Directors and Auditors thereon 2. Approve Dividend of INR 13.00 Per Share For For Management 3.1 Re-appoint Mr. R.H. Ambani as a Director For For Management 3.2 Re-appoint Mr. S. Venkitaramanan as a For For Management Director 3.3 Re-appoint Mr. A. Misra as a Director For For Management 3.4 Re- appoint Mr. N.R. Meswani as a For For Management Director 4. Appoint Messrs. Chaturvedi and Shah, For For Management Chartered Accountants,M/s. Deloitte Haskins and Sells, Chartered Accountants, and M/s.Rajendra and Company, Chartered Accountants, as the Auditorsof the Company, to hold office from the conclusion of this AGMuntil the 5. Approve Reappointment and Remuneration of For For Management M.D. Ambani, Managing Director 6. Approve Reppointment and Remuneration of For For Management N.R. Meswani, Executive Director -------------------------------------------------------------------------------- SAMSUNG CORP Ticker: Security ID: Y7470R109 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 57th income statement, For For Management balance sheet, and thedisposition of retained earning 2. Approve the partial amendment to the For For Management Articles of Incorporation 3. Elect the Directors For For Management 4. Approve the limit of remuneration of the For For Management Directors -------------------------------------------------------------------------------- SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL Ticker: Security ID: Y7473H108 Meeting Date: JUN 5, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement(s) For For Management 2. Elect the Directors For For Management 3. Approve the remuneration limit of the For For Management Directors -------------------------------------------------------------------------------- SAMSUNG HEAVY INDUSTRIES CO LTD, SEOUL Ticker: Security ID: Y7474M106 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement For For Management 2. Elect, Mr. Choi Hang-Soon as an Outside For For Management Director 3. Approve the limit of remuneration for the For For Management Directors -------------------------------------------------------------------------------- SEVERSTAL JT STK CO Ticker: Security ID: 818150302 Meeting Date: SEP 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. To Approve Payment of the Company's For For Management Dividends Following theResults of First Half 2007. -------------------------------------------------------------------------------- SEVERSTAL JT STK CO Ticker: Security ID: 818150302 Meeting Date: DEC 20, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the payment of the Company's For For Management dividends for the resultsof 9 months of 2007 2. Approve the Interested Party Transaction For For Management - Amendment no. 2 tothe Gas Supply Agreement dated 22 JUN 2006 - between JSC''Severstal'' and CJSC ''Air Liquide Severstal'' on supply ofgaseous Oxygen, Nitrogen and Argon -------------------------------------------------------------------------------- SHANGHAI PRIME MACHINERY COMPANY LTD Ticker: Security ID: Y7687Y103 Meeting Date: OCT 26, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 24, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Disposal by the Company of 60 For For Management Percent Interest in Shanghai Nanyang Electric Motor Co., Ltd. to Shanghai Electric (Group) Corp. Pursuant to the Equity Transfer Agreement 2. Appoint Mr. Liu Zhenduo as a Director of For For Management the Company S.3 Amend Article 17 and Article 20 of the For For Management Articles of Association ofthe Company as specified -------------------------------------------------------------------------------- SHIMAO PPTY HLDGS LTD Ticker: Security ID: G81043104 Meeting Date: JUN 23, 2008 Meeting Type: Annual General Meeting Record Date: JUN 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited financial For For Management statements together withthe reports of the Directors and the Auditors of the Company forthe YE 31 DEC 2007 2. Declare the final dividend for the YE 31 For For Management DEC 2007 to theshareholders of the Company 3.I Re-elect Mr. Tung Chi Shing as an For For Management Executive Director of theCompany 3.II Re-elect Mr. Yao Li as an Executive For For Management Director of the Company 3.III Re-elect Mr. Ip Wai Shing as an Executive For For Management Director of theCompany 3.IV Re-elect Mr. Tang Ping Fai as an For For Management Executive Director of theCompany 3.V Authorize the Board of Directors to fix For For Management the remuneration ofDirectors 4. Re-appoint PricewaterhouseCoopers as the For For Management Auditors andauthorize the Board of Directors to fix the remuneration 5. Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 6. Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 7. Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- SHINSEGAE CO LTD Ticker: Security ID: Y77538109 Meeting Date: FEB 29, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement For For Management 2. Approve the partial amendment to the For For Management Articles of Incorporation 3. Elect 1 Executive Director For For Management 4. Elect 1 Outside Director as the Audit For For Management Committee Member 5. Approve the limit of remuneration for the For For Management Directors -------------------------------------------------------------------------------- SIME DARBY BERHAD Ticker: Security ID: Y79551126 Meeting Date: AUG 17, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Disposal of the Entire Businesses For For Management and Undertakings of Sime Darby Bhd (Sime Darby) to Synergy Drive Bhd (Synergy Drive) for a Total Disposal Consideration of MYR 6.46 Per Sime Darby Share S.2 Approve the Ff: Capital Repayment to For For Management Shareholders of Sime Darby of Series A Redeemable Convertible Preference Shares (RCPS A) on the Basis of 1.23 RCPS A for Each Sime Darby Share; and Issuance of Two New Sime Darby Shares to Synergy Drive -------------------------------------------------------------------------------- STANDARD CHARTERED PLC, LONDON Ticker: Security ID: G84228157 Meeting Date: MAY 7, 2008 Meeting Type: Annual General Meeting Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the annual report for the YE 31 For For Management DEC 2007 2. Approve to declare a final dividend of For For Management USD 56.23 cents perordinary share for the YE 31 DEC 2007 3. Approve the Directors' remuneration For For Management report for the YE 31 DEC2007 as specified of annual report and accounts 4. Re-elect Mr. M.B. DeNoma as a executive For For Management Director, who retires byrotation 5. Re-elect Ms. V. F. Gooding as a For For Management Non-executive Director , whoretires by rotation 6. Re-elect Mr. R. H. P. Markham as a For For Management Non-executive Director , whoretires by rotation 7. Re-elect Mr. P. A. Sands as a Executive For For Management Director , who retires byrotation 8. Re-elect Mr. O. H. J. Stocken as a For For Management Non-executive Director , whoretires by rotation 9. Elect Mr. G. R. Bullock as a Executive For For Management Director by the Boardduring the year 10. Elect Mr. S. B. Mittal as a Non-executive For For Management Director by the Boardduring the year 11. Elect Mr. J .W. Peace as a Non-executive For For Management Director by the Boardduring the year 12. Re-appoint KPMG Audit PLC as the Auditor For For Management to the Company untilthe end of next year's AGM 13. Authorize the Board to set the Auditor's For For Management fees 14. Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 235,070,165 (Relevant Securities and Share Dividend Scheme); Otherwise up to USD 141,042,099 15. Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount Equal to the Company's Share Capital Repurchased by the Company Pursuant to Resolution 17 S.16 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 35,260,524 S.17 Authorise 141,042,099 Ordinary Shares for For For Management Market Purchase S.18 Authorise 15,000 US Dollar Preference For For Management Shares and 195,285,000 Sterling Preference Shares for Market Purchase S.19 Approve and adopt the Articles of For For Management Association produced to themeeting and signed by the Chairman of the meeting for thepurposes of identification as the new Articles of Association of theCompany in substitution for, and to the exclusion of, the existingArt 20. Authorise the Company to Make EU For For Management Political Donations to Political Parties and/or Independent Election Candidates, to Make EU Political Donations to Political Organisations Other Than Political Parties and Incur EU Political Expenditure up to GBP 100,000 21. Authorise Company to Offer the Share For For Management Dividend Alternative -------------------------------------------------------------------------------- TAIWAN FERTILIZER CO LTD Ticker: Security ID: Y84171100 Meeting Date: JUN 13, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 To report the business of 2007 None Did not Management vote 1.2 Statutory Supervisors report of 2007 None Did not Management vote 2.1 Approve to accept the 2007 business For For Management report and financialstatements 2.2 Approve the distribution of 2007 profits: For For Management cash dividend TWD 3.4per share 3. Other proposals and extraordinary motions None Did not Management vote -------------------------------------------------------------------------------- TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD Ticker: Security ID: Y84629107 Meeting Date: JUN 13, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Chairman's address None Did not Management vote 2.1 2007 business report None Did not Management vote 2.2 Audit Committee's report None Did not Management vote 2.3 The implementation of common shares None Did not Management buyback vote 2.4 TSMC's 'rules and procedures of Board of None Did not Management Directors meetings' vote 3.1 Approve the 2007 business report and For For Management financial statements 3.2 Approve the distribution of 2007 profits For For Management 3.3 Approve the capitalization of 2007 For For Management dividends, 2007 employeeprofit sharing and capital surplus 4. Other business and special motion None Did not Management vote 5. Meeting adjourned None Did not Management vote -------------------------------------------------------------------------------- TERNIUM S.A. Ticker: TX Security ID: 880890108 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01 CONSIDERATION OF THE BOARD OF DIRECTORS' For For Management ANDINDEPENDENT AUDITOR'S REPORTS ON THECONSOLIDATED FINANCIAL STATEMENTS. APPROVAL OFTHE COMPANY'S CONSOLIDATED FINANCIAL STATEMENTSAS OF, AND FOR THE FISCAL YEAR ENDED, DECEMBER 31,2007. 02 CONSIDERATION OF THE BOARD OF DIRECTORS' For For Management ANDINDEPENDENT AUDITOR'S REPORTS ON THEUNCONSOLIDATED ANNUAL ACCOUNTS. APPROVAL OFTHE COMPANY'S UNCONSOLIDATED ANNUAL ACCOUNTSAS OF, AND FOR THE FISCAL YEAR ENDED, DECEMBER 31,2007. 03 ALLOCATION OF RESULTS AND APPROVAL OF For For Management DIVIDENDPAYMENT. 04 DISCHARGE TO THE MEMBERS OF THE BOARD For For Management OFDIRECTORS FOR THE EXERCISE OF THEIR MANDATETHROUGHOUT THE YEAR ENDED DECEMBER 31, 2007. 05 ELECTION OF THE BOARD OF DIRECTORS' For For Management MEMBERS. 06 AUTHORIZATION TO THE BOARD OF DIRECTORS For For Management TODELEGATE THE DAY-TO-DAY MANAGEMENT OF THECOMPANY'S BUSINESS TO ONE OR MORE OF ITSMEMBERS. 07 AUTHORIZATION TO THE BOARD OF DIRECTORS For For Management TOAPPOINT ONE OR MORE OF ITS MEMBERS AS THECOMPANY'S ATTORNEY-IN-FACT. 08 BOARD OF DIRECTORS' COMPENSATION. For For Management 09 APPOINTMENT OF THE INDEPENDENT AUDITORS For For Management ANDAPPROVAL OF THEIR FEES. -------------------------------------------------------------------------------- THE DAEGU BANK LTD Ticker: Security ID: Y1859G115 Meeting Date: MAR 12, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the 51st balance sheet, income For For Management statement anddisposition of the retained earnings; expected dividend: KRW: 600per share 2. Amend the Articles of Incorporation For Against Management 3.1 Elect 2 Outside Directors For For Management 3.2 Appoint the Member of the Audit For For Management Committee, who is not ExternalDirector 4. Approve to grant the Stock Option for For For Management staff 5. Approve the Stock Purchase Option to be For For Management entitled to the Board ofDirectors -------------------------------------------------------------------------------- TURKIYE GARANTI BANKASI A S Ticker: Security ID: M4752S106 Meeting Date: OCT 4, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the assembly and elect the For No Action Management Chairmanship 2. Authorize the Chairmanship to sign the For No Action Management minutes of the assembly 3. Amend the Articles 38 and 45 of the For No Action Management Articles of Association asspecified -------------------------------------------------------------------------------- TURKIYE GARANTI BANKASI A S Ticker: Security ID: M4752S106 Meeting Date: APR 3, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the assembly and elect the For No Action Management Chairmanship 2. Authorize the Chairmanship to sign the For No Action Management minutes of the assembly 3. Receive and discuss the Board of For No Action Management Director's activity report and theAuditor's report 4. Receive and ratify the balance sheet as For No Action Management well as the profit & lossstatement and approve the distribution of profit 5. Grant discharge to the Board Members and For No Action Management the Auditors 6. Approve to determine the remuneration for For No Action Management the Board Membersand the Auditors 7. Approve to inform about the donations For No Action Management given across the year 8. Grant permission, in accordance with the For No Action Management Articles 334 and 335 ofthe Turkish Trade Code, to the Members of the Board of Directorsto participate in the activities with the Bank except for the BankLaw -------------------------------------------------------------------------------- TURKIYE GARANTI BANKASI A S Ticker: Security ID: M4752S106 Meeting Date: JUN 13, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: JUN 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting and elect the For No Action Management Presiding Council 2. Authorize the Presiding Council to sign For No Action Management Minutes of Meeting 3. Grant authority the purchase of the For No Action Management founder shares 4. Amend the Company Articles For No Action Management -------------------------------------------------------------------------------- TURKIYE IS BANKASI A S Ticker: Security ID: M8933F115 Meeting Date: MAR 28, 2008 Meeting Type: Ordinary General Meeting Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting, elect the For No Action Management Presiding Council, and grantauthority to sign the minutes of the meeting 2. Receive the statutory reports For No Action Management 3. Approve the financial statements and For No Action Management grant discharge to theDirectors and to the Internal Auditors 4. Approve the dividends For No Action Management 5. Approve the External Auditors For No Action Management 6. Elect the Directors For No Action Management 7. Approve the Director remuneration For No Action Management 8. Appoint the Internal Statutory Auditors For No Action Management 9. Approve the Internal Auditor remuneration For No Action Management -------------------------------------------------------------------------------- WAL-MART DE MEXICO SAB DE CV, MEXICO Ticker: Security ID: P98180105 Meeting Date: MAR 12, 2008 Meeting Type: Annual General Meeting Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the report of the Board of For For Management Directors 2. Receive the report of the Chief Executive For For Management officer 3. Receive the report of the Audit and For For Management Corporate practicesCommittees 4. Approve the financial information For For Management document for the FY between 01JAN 2007 and 31 DEC 2007 5. Receive the report concerning the For For Management situation of the fund for therepurchase of shares 6. Approve the project to cancel 152,018,400 For For Management Company shares, thatare currently treasury shares arising from the repurchase ofshares 7. Approve the plan to allocate results For For Management 8. Approve the plan to pay a dividend that For For Management by choice of theshareholder if paid in cash, against the Company's retained profitsaccount [Cufin], of MXN 0.59 per share, or in Company shares,the interchange rate that is determined taking into account theaverage 9. Approve the plan to carry out an increase For For Management in the share capital in itsvariable part, through the issuance of up to 178,271,066 common,ordinary share, that will be be destined only to be delivered as adividend and that will be paid through the application o 10. Receive the report on the compliance with For For Management the tax obligations 11. Receive the report on the share plan for For For Management the Employees 12. Receive the report on the Wal-Mart For For Management Foundation of Mexico 13. Ratify the Management of the Board of For For Management Directors during the FYbetween 01 JAN 2007 and 31 DEC 2007 14. Appoint or ratify the Members of the For For Management Board of Directors 15. Appoint or ratify the Chairpersons of the For For Management Audit and Corporatepractices Committees 16. Approve the resolutions that are recorded For For Management in the minutes of thegeneral meeting that was held -------------------------------------------------------------------------------- X5 RETAIL GROUP N V Ticker: Security ID: 98387E205 Meeting Date: APR 21, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening and announcements None Did not Management vote 2. Approve to increase the amount of shares For For Management or rights to subscribefor shares to be issued or granted under, and extend the scopeand term of, the current delegation to the Supervisory Board, asthe Corporate body authorized to resolve on the issuance of,and/or 3. Approve to extend the current delegation For For Management of the SupervisoryBoard, as the Corporate body authorized to resolve on therestriction or exclusion of any pre-emptive right in connection withthe issuance of, and/or the grant of rights subscribe for, shares inthe 4. Authorize the Company to enter into all For For Management legal acts as referred to inSection 2:94 Paragraph 2 of the Dutch Civil Code in respect of acontribution in kind in exchange for shares to be issued by theCompany 5. Any other business and conclusion None Did not Management vote -------------------------------------------------------------------------------- X5 RETAIL GROUP N V Ticker: Security ID: 98387E205 Meeting Date: JUN 16, 2008 Meeting Type: Annual General Meeting Record Date: MAY 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening and announcements None Did not Management vote 2. Receive the report of the Management For For Management Board for the FY 2007 3.A Adopt the financial statements for the FY For For Management 2007 3.B Approve to explain the dividend policy on For For Management additions to reservesand dividends 3.C Approve the allocation of the Company's For For Management profit 4.A Grant discharge to the Members of the For For Management Management Board fromliability 4.B Grant discharge to the Members of the For For Management Supervisory Board fromliability 5. Adopt the Remuneration Policy of the For Against Management Management Board 6.A Re-appoint Mr. Vladimir Ashurkov as a For Against Management Member of the SupervisoryBoard 6.B Appoint Mr. Alexander Tynkovan as a new For For Management Member of theSupervisory Board 6.C Approve the remuneration of Mr. Alexander For For Management Tynkovan, a Memberof the Supervisory Board 7. Approve the indemnity arrangement for the For For Management Management Board,and designation of the Chairman of the Remuneration Committeeas the authorized person to execute these arrangements onbehalf of the Company 8. Approve the indemnity arrangement for the For For Management Supervisory BoardMembers 9. Approve to adjust the Employee Stock For Against Management Option plan 10. Amend the Articles of Association For Against Management 11. Authorize the Management Board to have For For Management the Company acquireshares or depository receipts[i.e. GDRs] in its own capital 12. Authorize the Management Board to allow For For Management the Company to sell orotherwise dispose the Company's own issued and fully paid upshare capital or depository receipts [i.e. GDRs] 13. Approve the extension of the current For Against Management designation of theSupervisory Board as the Corporate Body which is authorized toissue shares, including any granting of rights to subscribe forshares, with the power to restrict or exclude the pre-emptive rightsto such 14. Corporate Governance None Did not Management vote 15. Any other business and conclusion None Did not Management vote -------------------------------------------------------------------------------- YANG MING MARINE TRANSPORT CORP Ticker: Security ID: Y9729D105 Meeting Date: JUN 18, 2008 Meeting Type: Annual General Meeting Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 To report the 2007 business operations None Did not Management vote A.2 To report the 2007 financial statements None Did not Management vote A.3 To report the 2007 audited reports None Did not Management vote A.4 To report the revision to the rules of None Did not Management the Board meeting vote B.1 Approve the 2007 financial statements For For Management B.2 Approve the 2007 profit distribution For For Management [proposed cash dividend:TWD 1 per share] B.3 Approve the issuance new shares from For For Management retained earnings[proposed stock dividend: 100 for 1,000 SHS held] B.4 Approve the plan of Spin-Off Yang Ming's For For Management Dry Bulk business B.5 Other business and extemporary motion Against For Management -------------------------------------------------------------------------------- YUHAN CORP, SEOUL Ticker: Security ID: Y9873D109 Meeting Date: MAR 14, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statement[s] For For Management 2. Elect the External Directors For For Management 3. Approve the remuneration limit for the For For Management Directors 4. Approve the remuneration limit for the For For Management Auditors ======================== RS EQUITY DIVIDEND VIP SERIES ========================= ABBOTT LABORATORIES Ticker: ABT Security ID: 002824100 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R.S. Austin For For Management 1.2 Elect Director W.M. Daley For For Management 1.3 Elect Director W.J. Farrell For For Management 1.4 Elect Director H.L. Fuller For For Management 1.5 Elect Director W.A. Osborn For For Management 1.6 Elect Director D.A.L. Owen For For Management 1.7 Elect Director B. Powell, Jr. For For Management 1.8 Elect Director W.A. Reynolds For For Management 1.9 Elect Director R.S. Roberts For For Management 1.10 Elect Director S.C. Scott, III For For Management 1.11 Elect Director W.D. Smithburg For For Management 1.12 Elect Director G.F. Tilton For For Management 1.13 Elect Director M.D. White For For Management 2 Ratify Auditors For For Management 3 Amend Human Rights Policy to Address Against Against Shareholder Access to Medicines 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AMERICA MOVIL, S.A.B. DE C.V. Ticker: AMX Security ID: 02364W105 Meeting Date: APR 29, 2008 Meeting Type: Special Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPOINTMENT OR, AS THE CASE MAY BE, For For Management REELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS OF THE SERIES L SHARES ARE ENTITLED TO APPOINT. ADOPTION OF RESOLUTIONS THEREON. 2 APPOINTMENT OF DELEGATES TO EXECUTE AND, For For Management IF APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON. -------------------------------------------------------------------------------- ANNALY CAPITAL MANAGEMENT INC. Ticker: NLY Security ID: 035710409 Meeting Date: APR 21, 2008 Meeting Type: Special Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For Against Management -------------------------------------------------------------------------------- ANNALY CAPITAL MANAGEMENT INC. Ticker: NLY Security ID: 035710409 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Farrell For For Management 1.2 Elect Director Jonathan D. Green For For Management 1.3 Elect Director John A. Lambiase For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AT&T INC Ticker: T Security ID: 00206R102 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Randall L. Stephenson For For Management 2 Elect Director William F. Aldinger III For For Management 3 Elect Director Gilbert F. Amelio For For Management 4 Elect Director Reuben V. Anderson For For Management 5 Elect Director James H. Blanchard For For Management 6 Elect Director August A. Busch III For For Management 7 Elect Director James P. Kelly For For Management 8 Elect Director Jon C. Madonna For For Management 9 Elect Director Lynn M. Martin For For Management 10 Elect Director John B. McCoy For For Management 11 Elect Director Mary S. Metz For For Management 12 Elect Director Joyce M. Roche For For Management 13 Elect Director Laura D' Andrea Tyson For For Management 14 Elect Director Patricia P. Upton For For Management 15 Ratify Auditors For For Management 16 Report on Political Contributions Against For Shareholder 17 Exclude Pension Credits from Earnings Against For Shareholder Performance Measure 18 Require Independent Lead Director Against For Shareholder 19 Establish SERP Policy Against For Shareholder 20 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- B&G FOODS, INC. Ticker: BGS Security ID: 05508R106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert C. Cantwell For For Management 1.2 Elect Director James R. Chambers For For Management 1.3 Elect Director Cynthia T. Jamison For For Management 1.4 Elect Director Dennis M. Mullen For For Management 1.5 Elect Director Alfred Poe For For Management 1.6 Elect Director Stephen C. Sherrill For For Management 1.7 Elect Director David L. Wenner For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- BABCOCK & BROWN AIRCRAFT INVTLTD Ticker: FLY Security ID: 05614P101 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Reelect Erik G. Braathen as a Director For For Management 2 Reelect Sean Donlon as a Director For For Management 3 Reelect Joseph M. Donovan as a Director For For Management 4 Reelect Susan M. Walton as a Director For For Management 5 Approve Ernst & Young as Auditors and For For Management Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- BANK OF NEW YORK MELLON CORP., THE Ticker: BK Security ID: 064058100 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Biondi, Jr. For For Management 1.2 Elect Director Ruth E. Bruch For For Management 1.3 Elect Director Nicholas M. Donofrio For For Management 1.4 Elect Director Steven G. Elliott For For Management 1.5 Elect Director Gerald L. Hassell For For Management 1.6 Elect Director Edmund F. Kelly For For Management 1.7 Elect Director Robert P. Kelly For For Management 1.8 Elect Director Richard J. Kogan For For Management 1.9 Elect Director Michael J. Kowalski For For Management 1.10 Elect Director John A. Luke, Jr. For For Management 1.11 Elect Director Robert Mehrabian For For Management 1.12 Elect Director Mark A. Nordenberg For For Management 1.13 Elect Director Catherine A. Rein For For Management 1.14 Elect Director Thomas A. Renyi For For Management 1.15 Elect Director William C. Richardson For For Management 1.16 Elect Director Samuel C. Scott III For For Management 1.17 Elect Director John P. Surma For For Management 1.18 Elect Director Wesley W. von Schack For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Approve Nonqualified Employee Stock For Against Management Purchase Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management 6 Restore or Provide for Cumulative Voting Against For Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- BOEING CO., THE Ticker: BA Security ID: 097023105 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John H. Biggs For For Management 2 Elect Director John E. Bryson For For Management 3 Elect Director Arthur D. Collins, Jr. For For Management 4 Elect Director Linda Z. Cook For For Management 5 Elect Director William M. Daley For For Management 6 Elect Director Kenneth M. Duberstein For For Management 7 Elect Director James L. Jones For For Management 8 Elect Director Edward M. Liddy For For Management 9 Elect Director John F. McDonnell For For Management 10 Elect Director W. James McNerney, Jr. For For Management 11 Elect Director Mike S. Zafirovski For For Management 12 Ratify Auditors For For Management 13 Report on Foreign Arms Sales Against Against Shareholder 14 Adopt Principles for Health Care Reform Against Against Shareholder 15 Adopt Human Rights Policy Against Against Shareholder 16 Require Independent Lead Director Against For Shareholder 17 Performance-Based and/or Time-Based Against For Shareholder Equity Awards 18 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 19 Restrict Severance Agreements Against For Shareholder (Change-in-Control) -------------------------------------------------------------------------------- BROOKDALE SENIOR LIVING INC. Ticker: BKD Security ID: 112463104 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wesley R. Edens For For Management 1.2 Elect Director Frank M. Bumstead For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- CAPLEASE, INC. Ticker: LSE Security ID: 140288101 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul H. McDowell For For Management 1.2 Elect Director William R. Pollert For For Management 1.3 Elect Director Michael E. Gagliardi For For Management 1.4 Elect Director Stanley Kreitman For For Management 1.5 Elect Director Jeffrey F. Rogatz For For Management 1.6 Elect Director Howard A. Silver For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHUBB CORP., THE Ticker: CB Security ID: 171232101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Zoe Baird For For Management 2 Elect Director Sheila P. Burke For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Joel J. Cohen For For Management 5 Elect Director John D. Finnegan For For Management 6 Elect Director Klaus J. Mangold For For Management 7 Elect Director Martin G. McGuinn For For Management 8 Elect Director Lawrence M. Small For For Management 9 Elect Director Jess Soderberg For For Management 10 Elect Director Daniel E. Somers For For Management 11 Elect Director Karen Hastie Williams For For Management 12 Elect Director Alfred W. Zollar For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- CLECO CORPORATION Ticker: CNL Security ID: 12561W105 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William L. Marks For For Management 1.2 Elect Director Robert T. Ratcliff, Sr. For For Management 1.3 Elect Director William H. Walker, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COLONIAL BANCGROUP, INC., THE Ticker: CNB Security ID: 195493309 Meeting Date: APR 16, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Augustus K. Clements For For Management 1.2 Elect Director Patrick F. Dye For For Management 1.3 Elect Director Milton E. McGregor For For Management 1.4 Elect Director William E. Powell, III For For Management 1.5 Elect Director Simuel Sippial, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Non-Employee Director Restricted For Against Management Stock Plan 4 Amend Executive Incentive Bonus Plan For For Management 5 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- COMERICA INC. Ticker: CMA Security ID: 200340107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joseph J. Buttigieg, III For For Management 2 Elect Director Roger A. Cregg For For Management 3 Elect Director T. Kevin Denicola For For Management 4 Elect Director Alfred A. Piergallini For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- COOPER INDUSTRIES LTD Ticker: CBE Security ID: G24182100 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 ELECT DIRECTOR R.M. DEVLIN For For Management 1.2 ELECT DIRECTOR L.A. HILL For For Management 1.3 ELECT DIRECTOR J.J. POSTL For For Management 2 APPOINT ERNST & YOUNG LLP AS INDEPENDENT For For Management AUDITORS FOR THE YEAR ENDING 12/31/2008. 3 APPROVE THE AMENDED AND RESTATED STOCK For For Management INCENTIVE PLAN. 4 SHAREHOLDER PROPOSAL REQUESTING COOPER TO Against Against Shareholder IMPLEMENT A CODE OF CONDUCT BASED ON INTERNATIONAL LABOR ORGANIZATION HUMAN RIGHTS STANDARDS. -------------------------------------------------------------------------------- DIGITAL REALTY TRUST INC. Ticker: DLR Security ID: 253868103 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Magnuson For For Management 1.2 Elect Director Michael F. Foust For For Management 1.3 Elect Director Laurence A. Chapman For For Management 1.4 Elect Director Kathleen Earley For For Management 1.5 Elect Director Ruann F. Ernst, Ph.D. For For Management 1.6 Elect Director Dennis E. Singleton For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ENTERPRISE PRODUCTS PARTNERS L.P. Ticker: EPD Security ID: 293792107 Meeting Date: JAN 29, 2008 Meeting Type: Special Record Date: DEC 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FTD GROUP, INC. Ticker: FTD Security ID: 30267U108 Meeting Date: NOV 14, 2007 Meeting Type: Annual Record Date: SEP 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter J. Nolan For For Management 1.2 Elect Director Robert S. Apatoff For For Management 1.3 Elect Director Adam M. Aron For For Management 1.4 Elect Director John M. Baumer For For Management 1.5 Elect Director William J. Chardavoyne For For Management 1.6 Elect Director Timothy J. Flynn For For Management 1.7 Elect Director Ted C. Nark For For Management 1.8 Elect Director Michael J. Soenen For For Management 1.9 Elect Director Thomas M. White For For Management 1.10 Elect Director Carrie A. Wolfe For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HALLIBURTON CO. Ticker: HAL Security ID: 406216101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director James R. Boyd For For Management 3 Elect Director Milton Carroll For For Management 4 Elect Director Kenneth T. Derr For For Management 5 Elect Director S. Malcolm Gillis For For Management 6 Elect Director James T. Hackett For For Management 7 Elect Director David J. Lesar For For Management 8 Elect Director J. Landis Martin For For Management 9 Elect Director Jay A. Precourt For For Management 10 Elect Director Debra L. Reed For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Adopt Human Rights Policy Against Against Shareholder 14 Report on Political Contributions Against Against Shareholder 15 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HEALTHCARE REALTY TRUST, INC. Ticker: HR Security ID: 421946104 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David R. Emery For For Management 1.2 Elect Director Batey M. Gresham, Jr. For For Management 1.3 Elect Director Dan S. Wilford For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOLLY CORP. Ticker: HOC Security ID: 435758305 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director B.P. Berry For For Management 1.2 Elect Director M.P. Clifton For For Management 1.3 Elect Director M.R. Hickerson For For Management 1.4 Elect Director T.K. Matthews For For Management 1.5 Elect Director R.G. McKenzie For For Management 1.6 Elect Director J.P. Reid For For Management 1.7 Elect Director P.T. Stoffel For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOME DEPOT, INC. Ticker: HD Security ID: 437076102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director David H. Batchelder For For Management 3 Elect Director Francis S. Blake For For Management 4 Elect Director Ari Bousbib For For Management 5 Elect Director Gregory D. Brenneman For For Management 6 Elect Director Albert P. Carey For For Management 7 Elect Director Armando Codina For For Management 8 Elect Director Brian C. Cornell For For Management 9 Elect Director Bonnie G. Hill For For Management 10 Elect Director Karen L. Katen For For Management 11 Ratify Auditors For For Management 12 Amend Executive Incentive Bonus Plan For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Affirm Political Nonpartisanship Against Against Shareholder 15 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 16 Report on Employment Diversity Against Against Shareholder 17 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 18 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director Robert I. Lipp For For Management 10 Elect Director David C. Novak For For Management 11 Elect Director Lee R. Raymond For For Management 12 Elect Director William C. Weldon For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For Against Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Report on Government Service of Employees Against Against Shareholder 17 Report on Political Contributions Against Against Shareholder 18 Require Independent Board Chairman Against Against Shareholder 19 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 20 Require More Director Nominations Than Against Against Shareholder Open Seats 21 Report on Human Rights Investment Against Against Shareholder Policies 22 Report on Lobbying Activities Against Against Shareholder -------------------------------------------------------------------------------- KROGER CO., THE Ticker: KR Security ID: 501044101 Meeting Date: JUN 26, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Reuben V. Anderson For For Management 2 Elect Director Robert D. Beyer For For Management 3 Elect Director David B. Dillon For For Management 4 Elect Director Susan J. Kropf For For Management 5 Elect Director John T. LaMacchia For For Management 6 Elect Director David B. Lewis For For Management 7 Elect Director Don W. McGeorge For For Management 8 Elect Director W. Rodney McMullen For For Management 9 Elect Director Jorge P. Montoya For For Management 10 Elect Director Clyde R. Moore For For Management 11 Elect Director Susan M. Phillips For For Management 12 Elect Director Steven R. Rogel For For Management 13 Elect Director James A. Runde For For Management 14 Elect Director Ronald L. Sargent For For Management 15 Elect Director Bobby S. Shackouls For For Management 16 Approve Omnibus Stock Plan For Against Management 17 Ratify Auditors For For Management 18 Adopt Climate Change Policy Against Against Shareholder 19 Adopt Purchasing Preference for Suppliers Against Against Shareholder Using CAK 20 Phase out Sales of Eggs from Battery Cage Against Against Shareholder Hens 21 Report on Company Product Safety Policies Against Against Shareholder 22 Pay For Superior Performance Against Against Shareholder -------------------------------------------------------------------------------- LINCOLN NATIONAL CORP. Ticker: LNC Security ID: 534187109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Patrick Barrett For For Management 1.2 Elect Director Dennis R. Glass For For Management 1.3 Elect Director Michael F. Mee For For Management 1.4 Elect Director David A. Stonecipher For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEWELL RUBBERMAID INC. Ticker: NWL Security ID: 651229106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael T. Cowhig For For Management 2 Elect Director Mark D. Ketchum For For Management 3 Elect Director William D. Marohn For For Management 4 Elect Director Raymond G. Viault For For Management 5 Ratify Auditors For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- NOKIA CORP. Ticker: NOK Security ID: 654902204 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE ANNUAL ACCOUNTS For For Management 2 APPROVAL OF THE DISTRIBUTION OF THE For For Management PROFIT FOR THE YEAR, PAYMENT OF DIVIDEND 3 APPROVAL OF THE DISCHARGE OF THE For For Management CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIABILITY 4 APPROVAL OF THE REMUNERATION TO THE For For Management MEMBERS OF THE BOARD OF DIRECTORS 5 APPROVAL OF THE NUMBER OF THE MEMBERS OF For For Management THE BOARD OF DIRECTORS 6.1 Elect Director Georg Ehrnrooth For For Management 6.2 Elect Director Lalita D. Gupte For For Management 6.3 Elect Director Bengt Holmstrom For For Management 6.4 Elect Director Henning Kagermann For For Management 6.5 Elect Director Olli-Pekka Kallasvuo For For Management 6.6 Elect Director Per Karlsson For For Management 6.7 Elect Director Jorma Ollila For For Management 6.8 Elect Director Marjorie Scardino For For Management 6.9 Elect Director Risto Siilasmaa For For Management 6.10 Elect Director Keijo Suila For For Management 7 APPROVAL OF THE AUDITOR REMUNERATION For For Management 8 APPROVAL OF THE RE-ELECTION OF For For Management PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2008 9 APPROVAL OF THE AUTHORIZATION TO THE For For Management BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA SHARES 10 MARK THE FOR BOX IF YOU WISH TO None Against Management INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 10 -------------------------------------------------------------------------------- OGE ENERGY CORP. Ticker: OGE Security ID: 670837103 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kirk Humphreys For For Management 1.2 Elect Director Linda Petree Lambert For For Management 1.3 Elect Director Leroy C. Richie For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management 4 Approve Executive Incentive Bonus Plan For For Management 5 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Janet M. Hansen For For Management 1.2 Elect Director Jeremiah J. Lowney, Jr. For For Management 2 Approve Restricted Stock Plan For Against Management 3 Approve Stock Option Plan For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Collin P. Baron For For Management 1.2 Elect Director Richard M. Hoyt For For Management 1.3 Elect Director Philip R. Sherringham For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Amend Restricted Stock Plan For Against Management 4 Amend Stock Option Plan For Against Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEPCO HOLDINGS, INC. Ticker: POM Security ID: 713291102 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jack B. Dunn, IV For For Management 1.2 Elect Director Terence C. Golden For For Management 1.3 Elect Director Frank O. Heintz For For Management 1.4 Elect Director Barbara J. Krumsiek For For Management 1.5 Elect Director George F. MacCormack For For Management 1.6 Elect Director Richard B. McGlynn For For Management 1.7 Elect Director Lawrence C. Nussdorf For For Management 1.8 Elect Director Frank K. Ross For For Management 1.9 Elect Director Pauline A. Schneider For Withhold Management 1.10 Elect Director Lester P. Silverman For For Management 1.11 Elect Director William T. Torgerson For For Management 1.12 Elect Director Dennis R. Wraase For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PG&E CORP. Ticker: PCG Security ID: 69331C108 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David R. Andrews For For Management 2 Elect Director C. Lee Cox For For Management 3 Elect Director Peter A. Darbee For For Management 4 Elect Director Maryellen C. Herringer For For Management 5 Elect Director Richard A. Meserve For For Management 6 Elect Director Mary S. Metz For For Management 7 Elect Director Barbara L. Rambo For For Management 8 Elect Director Barry Lawson Williams For For Management 9 Ratify Auditors For For Management 10 Report on CEO Contribution to Operation Against Against Shareholder of Company 11 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 12 Require Independent Lead Director Against Against Shareholder -------------------------------------------------------------------------------- PNC FINANCIAL SERVICES GROUP, INC. Ticker: PNC Security ID: 693475105 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard O. Berndt For For Management 1.2 Elect Director Charles E. Bunch For For Management 1.3 Elect Director Paul W. Chellgren For For Management 1.4 Elect Director Robert N. Clay For For Management 1.5 Elect Director George A. Davidson, Jr. For For Management 1.6 Elect Director Kay Coles James For For Management 1.7 Elect Director Richard B. Kelson For For Management 1.8 Elect Director Bruce C. Lindsay For For Management 1.9 Elect Director Anthony A. Massaro For For Management 1.10 Elect Director Jane G. Pepper For For Management 1.11 Elect Director James E. Rohr For For Management 1.12 Elect Director Donald J. Shepard For For Management 1.13 Elect Director Lorene K. Steffes For For Management 1.14 Elect Director Dennis F. Strigl For For Management 1.15 Elect Director Stephen G. Thieke For For Management 1.16 Elect Director Thomas J. Usher For For Management 1.17 Elect Director George H. Walls, Jr. For For Management 1.18 Elect Director Helge H. Wehmeier For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRUDENTIAL FINANCIAL INC Ticker: PRU Security ID: 744320102 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederic K. Becker For For Management 1.2 Elect Director Gordon M. Bethune For For Management 1.3 Elect Director Gaston Caperton For For Management 1.4 Elect Director Gilbert F. Casellas For For Management 1.5 Elect Director James G. Cullen For For Management 1.6 Elect Director William H. Gray, III For For Management 1.7 Elect Director Mark B. Grier For For Management 1.8 Elect Director Jon F. Hanson For For Management 1.9 Elect Director Constance J. Horner For For Management 1.10 Elect Director Karl J. Krapek For For Management 1.11 Elect Director Christine A. Poon For For Management 1.12 Elect Director John R. Strangfield For For Management 1.13 Elect Director James A. Unruh For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUALCOMM INC. Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Donald G. Cruickshank For For Management 1.3 Elect Director Raymond V. Dittamore For For Management 1.4 Elect Director Irwin Mark Jacobs For For Management 1.5 Elect Director Paul E. Jacobs For For Management 1.6 Elect Director Robert E. Kahn For For Management 1.7 Elect Director Sherry Lansing For For Management 1.8 Elect Director Duane A. Nelles For Withhold Management 1.9 Elect Director Marc I. Stern For For Management 1.10 Elect Director Brent Scowcroft For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SCHLUMBERGER LTD. Ticker: SLB Security ID: 806857108 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director P. Camus For For Management 1.2 Elect Director J.S. Gorelick For For Management 1.3 Elect Director A. Gould For For Management 1.4 Elect Director T. Isaac For For Management 1.5 Elect Director N. Kudryavtsev For For Management 1.6 Elect Director A. Lajous For For Management 1.7 Elect Director M.E. Marks For For Management 1.8 Elect Director D. Primat For For Management 1.9 Elect Director L.R. Reif For For Management 1.10 Elect Director T.I. Sandvold For For Management 1.11 Elect Director N. Seydoux For For Management 1.12 Elect Director L.G. Stuntz For For Management 2 ADOPTION AND APPROVAL OF FINANCIALS AND For For Management DIVIDENDS 3 APPROVAL OF ADOPTION OF THE SCHLUMBERGER For For Management 2008 STOCK INCENTIVE PLAN 4 APPROVAL OF INDEPENDENT REGISTERED PUBLIC For For Management ACCOUNTING FIRM -------------------------------------------------------------------------------- SUNTRUST BANKS, INC. Ticker: STI Security ID: 867914103 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patricia C. Frist For For Management 1.2 Elect Director Blake P. Garrett, Jr. For For Management 1.3 Elect Director Douglas Ivester For For Management 1.4 Elect Director Karen Hastie Williams For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- TCF FINANCIAL CORP. Ticker: TCB Security ID: 872275102 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rodney P. Burwell For For Management 1.2 Elect Director William A. Cooper For For Management 1.3 Elect Director Thomas A. Cusick For For Management 1.4 Elect Director Peter L. Scherer For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- UNILEVER PLC Ticker: UL Security ID: 904767704 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 TO RECEIVE THE REPORT AND ACCOUNTS FOR For For Management THE YEAR ENDED 31 DECEMBER 2007. 2 TO APPROVE THE DIRECTORS REMUNERATION For For Management REPORT FOR THE YEAR ENDED 31 DECEMBER 2007. 3 TO DECLARE A DIVIDEND OF 34.11P ON THE For For Management ORDINARY SHARES. 4 TO RE-ELECT MR P J CESCAU AS A DIRECTOR. For For Management 5 TO RE-ELECT MR J A LAWRENCE AS A For For Management DIRECTOR. 6 TO INCREASE GSIP AWARD AND BONUS LIMITS For For Management FOR MR J A LAWRENCE. 7 TO RE-ELECT PROFESSOR G BERGER AS A For For Management DIRECTOR. 8 TO RE-ELECT THE RT. HON THE LORD BRITTAN For For Management OF SPENNITHORNE QC, DL AS A DIRECTOR. 9 TO RE-ELECT PROFESSOR W DIK AS A For For Management DIRECTOR. 10 TO RE-ELECT MR C E GOLDEN AS A DIRECTOR. For For Management 11 TO RE-ELECT DR B E GROTE AS A DIRECTOR. For For Management 12 TO RE-ELECT MR N MURTHY AS A DIRECTOR. For For Management 13 TO RE-ELECT MS H NYASULU AS A DIRECTOR. For For Management 14 TO RE-ELECT THE LORD SIMON OF HIGHBURY For For Management CBE AS A DIRECTOR. 15 TO RE-ELECT MR K J STORM AS A DIRECTOR. For For Management 16 TO RE-ELECT MR M TRESCHOW AS A DIRECTOR. For For Management 17 TO RE-ELECT MR J VAN DER VEER AS A For For Management DIRECTOR. 18 TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP For For Management AS AUDITORS OF THE COMPANY. 19 TO AUTHORISE THE DIRECTORS TO FIX THE For For Management REMUNERATION OF THE AUDITORS. 20 TO RENEW THE AUTHORITY TO DIRECTORS TO For For Management ISSUE SHARES. 21 TO RENEW THE AUTHORITY TO DIRECTORS TO For For Management DISAPPLY PRE-EMPTION RIGHTS. 22 TO RENEW THE AUTHORITY TO THE COMPANY TO For For Management PURCHASE ITS OWN SHARES. 23 TO ADOPT NEW ARTICLES OF ASSOCIATION OF For For Management THE COMPANY. -------------------------------------------------------------------------------- WISCONSIN ENERGY CORP. Ticker: WEC Security ID: 976657106 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: FEB 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director Barbara L. Bowles For For Management 1.3 Elect Director Patricia W. Chadwick For For Management 1.4 Elect Director Robert A. Cornog For For Management 1.5 Elect Director Curt S. Culver For For Management 1.6 Elect Director Thomas J. Fischer For For Management 1.7 Elect Director Gale E. Klappa For For Management 1.8 Elect Director Ulice Payne, Jr. For For Management 1.9 Elect Director Frederick P. Stratton, For For Management Jr. 2 Ratify Auditors For For Management ==================== RS GLOBAL NATURAL RESOURCES VIP SERIES ==================== A. M. CASTLE & CO. Ticker: CAS Security ID: 148411101 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian P. Anderson For For Management 1.2 Elect Director Thomas A. Donahoe For For Management 1.3 Elect Director Ann M. Drake For For Management 1.4 Elect Director Michael. H. Goldberg For For Management 1.5 Elect Director William K. Hall For For Management 1.6 Elect Director Robert S. Hamada For For Management 1.7 Elect Director Patrick J. Herbert, III For For Management 1.8 Elect Director Terrence J. Keating For For Management 1.9 Elect Director Pamela Forbes Lieberman For For Management 1.10 Elect Director John McCartney For For Management 1.11 Elect Director Michael Simpson For For Management 2 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- ALLEGHENY TECHNOLOGIES INCORPORATED Ticker: ATI Security ID: 01741R102 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Diggs For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director Michael J. Joyce For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors -------------------------------------------------------------------------------- ALON USA ENERGY,INC. Ticker: ALJ Security ID: 020520102 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Itzhak Bader For For Management 1.2 Elect Director Boaz Biran For For Management 1.3 Elect Director Ron Fainaro For For Management 1.4 Elect Director Avinadav Grinshpon For For Management 1.5 Elect Director Ron W. Haddock For For Management 1.6 Elect Director Jeff D. Morris For For Management 1.7 Elect Director Yeshayahu Pery For For Management 1.8 Elect Director Zalman Segal For For Management 1.9 Elect Director Avraham Shochat For For Management 1.10 Elect Director David Wiessman For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ARCH COAL, INC. Ticker: ACI Security ID: 039380100 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James R. Boyd For For Management 1.2 Elect Director John W. Eaves For For Management 1.3 Elect Director Douglas H. Hunt For For Management 1.4 Elect Director A. Michael Perry For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BERRY PETROLEUM CO. Ticker: BRY Security ID: 085789105 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Bryant For For Management 1.2 Elect Director R. Busch III For For Management 1.3 Elect Director W. Bush For For Management 1.4 Elect Director S. Cropper For For Management 1.5 Elect Director J. Gaul For For Management 1.6 Elect Director R. Heinemann For For Management 1.7 Elect Director T. Jamieson For For Management 1.8 Elect Director J. Keller For For Management 1.9 Elect Director R. Robinson For For Management 1.10 Elect Director M. Young For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BHP BILLITON LIMITED (FORMERLY BHP LTD.) Ticker: BHP Security ID: 088606108 Meeting Date: NOV 28, 2007 Meeting Type: Annual Record Date: SEP 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 TO RECEIVE THE 2007 FINANCIAL STATEMENTS For For Management AND REPORTS FOR BHP BILLITON PLC. 2 TO RECEIVE THE 2007 FINANCIAL STATEMENTS For For Management AND REPORTS FOR BHP BILLITON LTD. 3 TO RE-ELECT MR D A CRAWFORD AS A DIRECTOR For For Management OF BHP BILLITON PLC. 4 TO RE-ELECT MR D A CRAWFORD AS A DIRECTOR For For Management OF BHP BILLITON LTD. 5 TO RE-ELECT MR D R ARGUS AS A DIRECTOR OF For For Management BHP BILLITON PLC. 6 TO RE-ELECT MR D R ARGUS AS A DIRECTOR OF For For Management BHP BILLITON LTD. 7 TO RE-ELECT MR C A S CORDEIRO AS A For For Management DIRECTOR OF BHP BILLITON PLC. 8 TO RE-ELECT MR C A S CORDEIRO AS A For For Management DIRECTOR OF BHP BILLITON LTD. 9 TO RE-ELECT THE HON E G DE PLANQUE AS A For For Management DIRECTOR OF BHP BILLITON PLC. 10 TO RE-ELECT THE HON E G DE PLANQUE AS A For For Management DIRECTOR OF BHP BILLITON LTD. 11 TO RE-ELECT DR D A L JENKINS AS A For For Management DIRECTOR OF BHP BILLITON PLC. 12 TO RE-ELECT DR D A L JENKINS AS A For For Management DIRECTOR OF BHP BILLITON LTD. 13 Ratify Auditors For For Management 14 TO RENEW THE GENERAL AUTHORITY TO ALLOT For For Management SHARES IN BHP BILLITON PLC. 15 TO RENEW THE DISAPPLICATION OF For For Management PRE-EMPTION RIGHTS IN BHP BILLITON PLC. 16 TO APPROVE THE REPURCHASE OF SHARES IN For For Management BHP BILLITON PLC. 17 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 31 DECEMBER 2007. 18 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 15 FEBRUARY 2008. 19 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 30 APRIL 2008. 20 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 31 MAY 2008. 21 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 15 JUNE 2008. 22 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 31 JULY 2008. 23 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 15 SEPTEMBER 2008. 24 TO APPROVE THE CANCELLATION OF SHARES IN For For Management BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 30 NOVEMBER 2008. 25 TO APPROVE THE 2007 REMUNERATION REPORT. For For Management 26 TO APPROVE THE GRANT OF AWARDS TO MR M J For For Management KLOPPERS UNDER THE GIS AND THE LTIP. 27 TO APPROVE THE GRANT OF AWARDS TO MR C W For For Management GOODYEAR UNDER THE GIS. 28 TO APPROVE THE AMENDMENT TO THE ARTICLES For For Management OF ASSOCIATION OF BHP BILLITON PLC. 29 TO APPROVE THE AMENDMENT TO THE For For Management CONSTITUTION OF BHP BILLITON LTD. -------------------------------------------------------------------------------- CANADIAN NATURAL RESOURCES LTD. Ticker: CNQ Security ID: 136385101 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Catherine M. Best For For Management 1.2 Elect Director N. Murray Edwards For For Management 1.3 Elect Director Gary A. Filmon For For Management 1.4 Elect Director Gordon D. Giffin For For Management 1.5 Elect Director John G. Langille For For Management 1.6 Elect Director Steve W. Laut For For Management 1.7 Elect Director Keith A.J. MacPhail For For Management 1.8 Elect Director Allan P. Markin For For Management 1.9 Elect Director Norman F. McIntyre For For Management 1.10 Elect Director Frank J. McKenna For For Management 1.11 Elect Director James S. Palmer For For Management 1.12 Elect Director Eldon R. Smith For For Management 1.13 Elect Director David A. Tuer For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- CENTURY ALUMINUM COMPANY Ticker: CENX Security ID: 156431108 Meeting Date: JUN 24, 2008 Meeting Type: Annual Record Date: MAY 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert E. Fishman, Ph.D. For For Management 1.2 Elect Director Jack E. Thompson For For Management 1.3 Elect Director Catherine Z. Manning For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMPANHIA VALE DO RIO DOCE Ticker: RIO.PR Security ID: 204412209 Meeting Date: AUG 30, 2007 Meeting Type: Special Record Date: AUG 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 PROPOSAL TO AMEND THE COMPANYS BY-LAWS. For For Management 2 PROPOSAL FOR A FORWARD STOCK SPLIT, For For Management PURSUANT TO WHICH EACH AND EVERY CURRENT SHARE ISSUED BY THE COMPANY, BOTH COMMON AND PREFERRED, SHALL BECOME TWO SHARES OF THE SAME TYPE AND CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING ADJUSTMENT OF ARTICLE 5 AND 3 CONSOLIDATION OF THE AMENDMENTS TO THE For For Management COMPANY S BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE APPROVED. 4 RATIFICATION OF CVRD S ACQUISITION OF THE For For Management CONTROLLING SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE LAW. 5 REPLACEMENT OF A BOARD MEMBER. For For Management -------------------------------------------------------------------------------- COMPANHIA VALE DO RIO DOCE Ticker: RIO Security ID: 204412209 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPRECIATION OF THE MANAGEMENTS REPORT For Did Not Management AND ANALYSIS, DISCUSSION AND VOTE ON THE Vote FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007 2 PROPOSAL FOR THE DESTINATION OF PROFITS For Did Not Management OF THE SAID FISCAL YEAR AND APPROVAL OF Vote THE INVESTMENT BUDGET FOR THE COMPANY 3 APPOINTMENT OF THE MEMBERS OF THE FISCAL For Did Not Management COUNCIL Vote 4 ESTABLISHMENT OF THE REMUNERATION OF THE For Did Not Management SENIOR MANAGEMENT AND FISCAL COUNCIL Vote MEMBERS 5 THE APPROVAL FOR THE PROTOCOL AND For Did Not Management JUSTIFICATION OF MERGER OF FERRO GUSA Vote CARAJAS S.A., A WHOLLY OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE LAW 6 TO RATIFY THE APPOINTMENT OF DELOITTE For Did Not Management TOUCHE TOHMATSU AUDITORES INDEPENDENTES, Vote THE EXPERTS HIRED TO APPRAISE THE VALUE OF THE COMPANY TO BE MERGED. 7 TO DECIDE ON THE APPRAISAL REPORT, For Did Not Management PREPARED BY THE EXPERT APPRAISERS Vote 8 THE APPROVAL FOR THE MERGER OF FERRO GUSA For Did Not Management CARAJAS S.A., WITHOUT A CAPITAL INCREASE Vote OR THE ISSUANCE OF NEW SHARES BY THE COMPANY -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: NOV 19, 2007 Meeting Type: Special Record Date: OCT 8, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For Against Management 2 Approve Stock Split For For Management 3 Adjourn Meeting For For Management -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald G. Greene For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director David I. Heather For For Management 1.5 Elect Director Gregory L. McMichael For For Management 1.6 Elect Director Gareth Roberts For For Management 1.7 Elect Director Randy Stein For For Management 1.8 Elect Director Wieland F. Wettstein For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DUKE ENERGY CORP. Ticker: DUK Security ID: 26441C105 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William Barnet, III For For Management 1.2 Elect Director G. Alex Bernhardt, Sr. For For Management 1.3 Elect Director Michael G. Browning For For Management 1.4 Elect Director Daniel R. DiMicco For For Management 1.5 Elect Director Ann Maynard Gray For For Management 1.6 Elect Director James H. Hance, Jr For For Management 1.7 Elect Director James T. Rhodes For For Management 1.8 Elect Director James E. Rogers For For Management 1.9 Elect Director Mary L. Schapiro For For Management 1.10 Elect Director Philip R. Sharp For For Management 1.11 Elect Director Dudley S. Taft For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- EASTMAN CHEMICAL CO. Ticker: EMN Security ID: 277432100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael P. Connors For For Management 2 Elect Director J. Brian Ferguson For For Management 3 Elect Director Howard L. Lance For For Management 4 Ratify Auditors For For Management 5 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- EOG RESOURCES, INC. Ticker: EOG Security ID: 26875P101 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George A. Alcorn For For Management 1.2 Elect Director Charles R. Crisp For For Management 1.3 Elect Director Mark G. Papa For For Management 1.4 Elect Director H. Leighton Steward For For Management 1.5 Elect Director Donald F. Textor For For Management 1.6 Elect Director Frank G. Wisner For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FIRSTENERGY CORPORATION Ticker: FE Security ID: 337932107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul T. Addison For For Management 1.2 Elect Director Anthony J. Alexander For For Management 1.3 Elect Director Michael J. Anderson For For Management 1.4 Elect Director Carol A. Cartwright For For Management 1.5 Elect Director William T. Cottle For For Management 1.6 Elect Director Robert B. Heisler, Jr. For For Management 1.7 Elect Director Ernest J. Novak, Jr. For For Management 1.8 Elect Director Catherine A. Rein For For Management 1.9 Elect Director George M. Smart For For Management 1.10 Elect Director Wes M. Taylor For For Management 1.11 Elect Director Jesse T. Williams, Sr. For For Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Adopt a Policy Establishing an Engagement Against For Shareholder Process to Shareholder Proposals 5 Reduce Supermajority Vote Requirement Against For Shareholder 6 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- FOUNDATION COAL HLDGS INC Ticker: FCL Security ID: 35039W100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Roberts For For Management 1.2 Elect Director William J. Crowley, Jr. For For Management 1.3 Elect Director David I. Foley For For Management 1.4 Elect Director P. Michael Giftos For For Management 1.5 Elect Director Alex T. Krueger For For Management 1.6 Elect Director Joel Richards, III For For Management 1.7 Elect Director Robert C. Scharp For For Management 1.8 Elect Director Thomas V. Shockley, III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Approve Executive Incentive Bonus Plan For For Management 5 Report on Plans to Reduce Greenhouse Gas Against Against Shareholder from Products and Operations -------------------------------------------------------------------------------- GOLDCORP INC. Ticker: G Security ID: 380956409 Meeting Date: MAY 20, 2008 Meeting Type: Annual/Special Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ian W. Telfer For For Management 1.2 Elect Director Douglas M. Holtby For For Management 1.3 Elect Director C. Kevin McArthur For For Management 1.4 Elect Director John P. Bell For For Management 1.5 Elect Director Lawrence I. Bell For For Management 1.6 Elect Director Beverley A. Briscoe For For Management 1.7 Elect Director Peter J. Dey For For Management 1.8 Elect Director P. Randy Reifel For For Management 1.9 Elect Director A. Dan Rovig For For Management 1.10 Elect Director Kenneth F. Williamson For For Management 2 Approve Deloitte & Touche LLP as Auditors For For Management and Authorize Board to Fix Their Remuneration 3 Amend Stock Option Plan For For Management 4 Amend Restricted Share Plan For Against Management 5 Adopt New By-laws For For Management -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: DEC 6, 2007 Meeting Type: Annual Record Date: OCT 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lynn R. Coleman For For Management 1.2 Elect Director Kevin P. Collins For For Management 1.3 Elect Director W. Phillip Marcum For For Management 1.4 Elect Director William F. Owens For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David J. Breazzano For For Management 1.2 Elect Director William D. Fertig For For Management 1.3 Elect Director J. Robinson West For For Management 1.4 Elect Director Robert K. Reeves For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- KINROSS GOLD CORP. Ticker: K Security ID: 496902404 Meeting Date: MAY 7, 2008 Meeting Type: Annual/Special Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director - John A Brough For For Management 1.2 Elect Director - Tye W Burt For For Management 1.3 Elect Director - John K Carrington For For Management 1.4 Elect Director - Richard S Hallisey For For Management 1.5 Elect Director -John M H Huxley For For Management 1.6 Elect Director - John A Keyes For For Management 1.7 Elect Director - Catherine McLeod-Selzer For For Management 1.8 Elect Director - George F Michals For For Management 1.9 Elect Director - John E Oliver For For Management 1.10 Elect Director - Terence C W Reid For For Management 2 Approve KPMG LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration 3 Approve Share Incentive Plan For For Management 4 Amend Restricted Share Plan For For Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MUELLER WATER PRODUCTS, INC., Ticker: MWA Security ID: 624758108 Meeting Date: JAN 30, 2008 Meeting Type: Annual Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald Boyce For For Management 1.2 Elect Director Howard L. Clark, Jr. For For Management 1.3 Elect Director Gregory E. Hyland For For Management 1.4 Elect Director Jerry W. Kolb For For Management 1.5 Elect Director Joseph B. Leonard For For Management 1.6 Elect Director Mark J. O'Brien For For Management 1.7 Elect Director Bernard G. Rethore For For Management 1.8 Elect Director Neil A. Springer For For Management 1.9 Elect Director Lydia W. Thomas For For Management 1.10 Elect Director Michael T. Tokarz For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MUELLER WATER PRODUCTS, INC., Ticker: MWA Security ID: 624758207 Meeting Date: JAN 30, 2008 Meeting Type: Annual Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald Boyce For For Management 1.2 Elect Director Howard L. Clark, Jr. For For Management 1.3 Elect Director Gregory E. Hyland For For Management 1.4 Elect Director Jerry W. Kolb For For Management 1.5 Elect Director Joseph B. Leonard For For Management 1.6 Elect Director Mark J. O'Brien For For Management 1.7 Elect Director Bernard G. Rethore For For Management 1.8 Elect Director Neil A. Springer For For Management 1.9 Elect Director Lydia W. Thomas For For Management 1.10 Elect Director Michael T. Tokarz For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEWFIELD EXPLORATION CO. Ticker: NFX Security ID: 651290108 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David A. Trice For For Management 1.2 Elect Director Howard H. Newman For For Management 1.3 Elect Director Thomas G. Ricks For For Management 1.4 Elect Director C.E. (Chuck) Shultz For For Management 1.5 Elect Director Dennis R. Hendrix For For Management 1.6 Elect Director Philip J. Burguieres For For Management 1.7 Elect Director John Randolph Kemp III For For Management 1.8 Elect Director J. Michael Lacey For For Management 1.9 Elect Director Joseph H. Netherland For For Management 1.10 Elect Director J. Terry Strange For For Management 1.11 Elect Director Pamela J. Gardner For For Management 1.12 Elect Director Juanita F. Romans For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NOBLE CORPORATION Ticker: NE Security ID: G65422100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence J. Chazen For For Management 1.2 Elect Director Mary P. Ricciardello For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHWESTERN CORP. Ticker: NWEC Security ID: 668074305 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen P. Adik For For Management 1.2 Elect Director E. Linn Draper, Jr. For For Management 1.3 Elect Director Jon S. Fossel For For Management 1.4 Elect Director Michael J. Hanson For For Management 1.5 Elect Director Julia L. Johnson For For Management 1.6 Elect Director Philip L. Maslowe For For Management 1.7 Elect Director D. Louis Peoples For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORP. Ticker: OXY Security ID: 674599105 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Ronald W. Burkle For For Management 3 Elect Director John S. Chalsty For For Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Ray R. Irani For For Management 7 Elect Director Irvin W. Maloney For For Management 8 Elect Director Avedick B. Poladian For For Management 9 Elect Director Rodolfo Segovia For For Management 10 Elect Director Aziz D. Syriani For For Management 11 Elect Director Rosemary Tomich For For Management 12 Elect Director Walter L. Weisman For For Management 13 Ratify Auditors For For Management 14 Publish a Scientific Global Warming Against Against Shareholder Report 15 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 16 Disclose Information on Compensation Against Against Shareholder Consultant 17 Pay For Superior Performance Against Against Shareholder 18 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- PEABODY ENERGY CORP. Ticker: BTU Security ID: 704549104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sandra Van Trease For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- PETROBANK ENERGY & RESOURCES LTD. Ticker: PBG Security ID: 71645P106 Meeting Date: MAY 14, 2008 Meeting Type: Annual/Special Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors : Ian S. Brown, Jerald For For Management L. Oaks, Chris J. Bloomer, James D. Tocher, Louis L. Frank, Harrie Vredenburg, Kenneth R. McKinnon and John D Wright 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Company Specific : Delisting from Oslo For For Management Exchange -------------------------------------------------------------------------------- PICO HOLDINGS, INC. Ticker: PICO Security ID: 693366205 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald Langley For For Management 1.2 Elect Director John R. Hart For For Management 1.3 Elect Director John D. Weil For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PPL CORP. Ticker: PPL Security ID: 69351T106 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederick M. Bernthal For For Management 1.2 Elect Director Louise K. Goeser For For Management 1.3 Elect Director Keith H. Williamson For For Management 2 Eliminate Supermajority Vote Requirement For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUESTAR CORP. Ticker: STR Security ID: 748356102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Phillips S. Baker, Jr. For For Management 1.2 Elect Director L. Richard Flury For For Management 1.3 Elect Director Bruce A. Williamson For For Management 1.4 Elect Director James A. Harmon For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors None For Shareholder -------------------------------------------------------------------------------- SCHLUMBERGER LTD. Ticker: SLB Security ID: 806857108 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director P. Camus For For Management 1.2 Elect Director J.S. Gorelick For For Management 1.3 Elect Director A. Gould For For Management 1.4 Elect Director T. Isaac For For Management 1.5 Elect Director N. Kudryavtsev For For Management 1.6 Elect Director A. Lajous For For Management 1.7 Elect Director M.E. Marks For For Management 1.8 Elect Director D. Primat For For Management 1.9 Elect Director L.R. Reif For For Management 1.10 Elect Director T.I. Sandvold For For Management 1.11 Elect Director N. Seydoux For For Management 1.12 Elect Director L.G. Stuntz For For Management 2 ADOPTION AND APPROVAL OF FINANCIALS AND For For Management DIVIDENDS 3 APPROVAL OF ADOPTION OF THE SCHLUMBERGER For For Management 2008 STOCK INCENTIVE PLAN 4 APPROVAL OF INDEPENDENT REGISTERED PUBLIC For For Management ACCOUNTING FIRM -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY CO. Ticker: SWN Security ID: 845467109 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lewis E. Epley, Jr. For For Management 1.2 Elect Director Robert L. Howard For For Management 1.3 Elect Director Harold M. Korell For For Management 1.4 Elect Director Vello A. Kuuskraa For For Management 1.5 Elect Director Kenneth R. Mourton For For Management 1.6 Elect Director Charles E. Scharlau For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: OCT 31, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pamela L. Carter For For Management 1.2 Elect Director William T. Esrey For For Management 1.3 Elect Director Fred J. Fowler For For Management 1.4 Elect Director Dennis R. Hendrix For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul M. Anderson For For Management 1.2 Elect Director Austin A. Adams For For Management 1.3 Elect Director F. Anthony Comper For For Management 1.4 Elect Director Michael McShane For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- TALISMAN ENERGY INC. Ticker: TLM Security ID: 87425E103 Meeting Date: APR 30, 2008 Meeting Type: Annual/Special Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Douglas D. Baldwin For For Management 1.2 Elect Director William R.P. Dalton For For Management 1.3 Elect Director Kevin S. Dunne For For Management 1.4 Elect Director John A. Manzoni For For Management 1.5 Elect Director Lawrence G. Tapp For For Management 1.6 Elect Director Stella M. Thompson For For Management 1.7 Elect Director John D. Watson For For Management 1.8 Elect Director Robert G. Welty For For Management 1.9 Elect Director Charles R. Williamson For For Management 1.10 Elect Director Charles W. Wilson For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Shareholder Rights Plan For Against Management -------------------------------------------------------------------------------- WESCO INTERNATIONAL, INC. Ticker: WCC Security ID: 95082P105 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Roy W. Haley For For Management 1.2 Elect Director George L. Miles, Jr. For For Management 1.3 Elect Director John K. Morgan For For Management 1.4 Elect Director James L. Singleton For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- XTO ENERGY INC Ticker: XTO Security ID: 98385X106 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Adams III For For Management 2 Elect Director Keith A. Hutton For For Management 3 Elect Director Jack P. Randall For For Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management 6 Declassify the Board of Directors Against For Shareholder ======================== RS HIGH YIELD BOND VIP SERIES ========================= ====================== RS INTERNATIONAL GROWTH VIP SERIES ====================== AKER KVAERNER ASA Ticker: Security ID: R0180X100 Meeting Date: APR 3, 2008 Meeting Type: Annual General Meeting Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the AGM and appoint a person For For Management to co-sign the minutestogether with the Chairman 2. Acknowledge the information regarding the For For Management business 3. Approve the Aker Kvearner ASA and the For For Management Group consolidatedannual accounts for 2007 and the annual report; and to pay adividend of NOK 3 per share for the FY 2007 4. Approve the Board of Director's For For Management declaration regarding stipulationof salary and other remuneration to the Executive Management ofthe Company 5. Approve the remuneration to the Members For For Management of the Board ofDirectors for 2007 6. Approve the remuneration to the Members For For Management of the NominationCommittee for 2007 7. Approve the remuneration to the Auditor For For Management for 2007 8. Elect the Members to the Board of For For Management Directors 9. Elect the Members to the Nomination For For Management Committee 10 Approve that the Company's name be For For Management changed to "Aker SolutionsASA" and amend Section 1 of the Articles of Association asspecified 11. Approve Creation of NOK 109.6 Million For Against Management Pool of Capital without Preemptive Rights 12. Authorize Repurchase of Up to Ten Percent For For Management of Issued Share Capital -------------------------------------------------------------------------------- ALSTOM, PARIS Ticker: Security ID: F0259M475 Meeting Date: JUN 24, 2008 Meeting Type: MIX Record Date: JUN 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Approve the financial statements and For For Management statutory reports O.2 Approve to accept consolidated financial For For Management statements and statutoryreports O.3 Approve to allocate the income and For For Management Dividends of EUR 1.60 perShare O.4 Approve the Special Auditors' report For For Management regarding related-partytransactions O.5 Approve the transaction with Mr. Patrick For For Management Kron O.6 Ratify the appointment of Mr. Bouygues as For For Management a Director O.7 Reelect Mr. Jean-Paul Bechat as a For For Management Director O.8 Re-elect Mr. Pascal Colombani as a For For Management Director O.9 Re-elect Mr. Gerard Hauser as a Director For For Management O.10 Grant authority to the repurchase of up For For Management to 10% of issued sharecapital E.11 Grant authority to issue the equity or For For Management equity-linked securities withpreemptive rights up to aggregate nominal amount of EUR 600Million E.12 Grant authority to issue the equity or For For Management equity-linked securitieswithout preemptive rights up to aggregate nominal amount of EUR250 Million E.13 Grant authority to the capital increase For For Management of up to 10% of issuedcapital for future acquisitions E.14 Approve the Employee Stock Purchase Plan For For Management E.15 Authorize the Board to issue shares For For Management reserved for share purchaseplan for employees of subsidiaries E.16 Approve the 1 for 2 stock split and amend For For Management Bylaws accordingly E.17 Amend the Article 15 of Bylaws regarding For For Management Electronic Voting,Voting Rights E.18 Grant authority to the filing of required For For Management documents/other formalities -------------------------------------------------------------------------------- AMEC PLC Ticker: Security ID: G02604117 Meeting Date: MAY 14, 2008 Meeting Type: Annual General Meeting Record Date: MAY 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the accounts and the reports of For For Management the Directors and theAuditors for the YE 31 DEC 2007 2. Declare a final dividend For For Management 3. Approve the Directors' remuneration For For Management report 4. Approve the remuneration policy For For Management prescribed in the Directors'remuneration report 5. Re-elect Mr. P.J. Byrom as a Director For For Management 6. Re-elect Mr. T.W. Faithfull as a Director For For Management 7. Re-appoint KPMG Audit PLC as the Auditors For For Management and authorize theDirectors to fix their remuneration S.8 Authorize the Company to make purchase of For For Management its own shares 9. Authorize the Directors to allot relevant For For Management securities S.10 Approve the diapplication of Section For For Management 89(1) of the Companies Act1985 S.11 Amend the Articles of Association of the For For Management Company as specified 12. Approve the introduction of the AMEC For For Management Transformation IncentivePlan -------------------------------------------------------------------------------- AMP LTD Ticker: Security ID: Q0344G101 Meeting Date: MAY 15, 2008 Meeting Type: Annual General Meeting Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial report, the None Did not Management Director's report and the Auditor'sreport vote f-or the YE 31 DEC 2007 2. Adopt the remuneration report for the YE For Against Management 31 DEC 2007 3. Approve the ongoing acquisition by the For Against Management Managing Director andChief Executive Officer of AMP Limited, Mr. Craig Dunn of: (a)performance rights under AMP'S long-term Incentive Program;and (b) shares in AMP Limited on the exercise of some or all ofthose perf 4. Approve, with effect from the day after For For Management the conclusion of the 2008AGM of AMP Limited, the remuneration for the services of Non-Executive Directors of AMP Limited is increased by AUD 500,000to an aggregate maximum sum of AUD 3 million per annum, suchremune 5.A Re-elect Mr. Richard Grellman as a For For Management Director 5.B Elect Mr. John Palmer as a Director For For Management 5.C Elect Mr. Brian Clark as a Director For For Management 5.D Elect Professor Peter Shergold as a For For Management Director 5.E Elect Mr. Craig Dunn as a Director For For Management -------------------------------------------------------------------------------- ARCELOR MITTAL N.V., ROTTERDAM Ticker: Security ID: N06610104 Meeting Date: AUG 28, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting None Did not Management vote 2. Approve to merge Mittal Steel into For None Management Arcelor Mittal as specified 3. Allow questions None Did not Management vote 4. Closing of the meeting None Did not Management vote -------------------------------------------------------------------------------- ARCELORMITTAL SA, LUXEMBOURG Ticker: Security ID: L0302D103 Meeting Date: NOV 5, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the merger by absorption of For For Management ArcelorMittal 2. Grant discharge to the Board and the For For Management Auditors to fix place forkeeping of books and records -------------------------------------------------------------------------------- ARCELORMITTAL SA, LUXEMBOURG Ticker: Security ID: L0302D129 Meeting Date: MAY 13, 2008 Meeting Type: Annual General Meeting Record Date: MAY 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor A.1 Approve the management report of the For No Action Management Board of Directors and thestatement by the independent company auditor, and the annualaccounts for the 2007 FY in their entirety, with a resulting profit forArcelorMittal of USD 7,611,478,151 A.2 Approve the management report of the For No Action Management Board of Directors and thestatement by the independent company auditor and theconsolidated financial statements for the 2007 FY A.3 Approve the income to be distributed For No Action Management amounts to USD12,433,724,370 from which USD 380,593,908 must be allocatedto the legal reserve. The General Meeting, upon the proposal ofthe Board of Directors, sets the amount of directors fees,compensation and attenda A.4 Approve the allocation of results and For No Action Management determination of the dividendas specified A.5 Grant discharge to the Directors for the For No Action Management FY 2007 A.6 Approve the resignations of Messrs. For No Action Management Romain Zales Ki,Corporacion Jmac B.V. [Represented by Antoine Spillmann],Manuel Fernandez lopez, as Members of the Board of Directors,in notes that the terms of office as Directors of Joseph Kinsch[Chairman of the Boar A.7 Elect Mr. Lewis B. Kaden, residing 399 For No Action Management Park Avenue, 2nd Floor,New York, NY 10022, USA, for a 3 year mandate, in accordancewith article 8.3 of the Company's Articles of Association, whichshall terminate on the date of the AGM of shareholders to be heldin A.8 Elect Mr. Ignacio Fern ndez Toxo, For No Action Management residing at Confederaci nSindical de Comisiones Obreras, Fern ndez de la Hoz 12-6,28010 Madrid, Spain, to continue the mandate of ManuelFernandez Lopez, resigning with effect as of 13 MAY 2008, whichshall terminate on the A.9 Elect Mr. Antoine Spillmann, residing at For No Action Management 2, rue Sigismond-Thalberg, CH- 1204 Geneva, Switzerland, for a 3 year mandate, inaccordance with article 8.3 of the Company's articles ofassociation, which shall terminate on the date of the AGM ofshareholders to A.10 Elect Mr. Malay Mukherjee, residing at For No Action Management 81, Templars Avenue,Golders Green, London NW110NR, United Kingdom, for a 3 yearmandate, in accordance with article 8.3 of the Company's articlesof association, which shall terminate on the date of the AGM ofsharehol A.11 RENEWAL OF THE AUTHORIZATION OF THE BOARD For No Action Management OF DIRECTORS OF THE COMPANY AND OF THE CORPORATE BODIES OF OTHER COMPANIES A.12 Appoint Deloitte S.A., with registered For No Action Management office at 560, rue deNeudorf, L-2220 Luxembourg as independent auditor for theexamination of the annual accounts of ArcelorMittal and theconsolidated financial statements of the ArcelorMittal group for thefinancial y A.13 DECISION TO AUTHORISE THE BOARD OF For No Action Management DIRECTORS TO ISSUE STOCK OPTIONS OR OTHER EQUITY BASED AWARDS TO THE EMPLOYEES A.14 DECISION TO AUTHORISE THE BOARD OF For No Action Management DIRECTORS TO PUT IN PLACE AN EMPLOYEE SHARE PURCHASE PLAN E.15 Approve to increase the authorized For No Action Management capital of the Company toEUR 643,860,000.00 [represented by 147,000,000 shares withoutpar value] and authorize the Board of Directors to proceed withthe issue of additional shares of the Company within the limit ofthe au -------------------------------------------------------------------------------- ASAHI BREWERIES,LTD. Ticker: Security ID: J02100113 Meeting Date: MAR 26, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 3.11 Appoint a Director For For Management 4. Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- ASAHI GLASS COMPANY,LIMITED Ticker: Security ID: J02394120 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 4. Delegation to the board of directors of For For Management the decision on mattersconcerning the offering of stock acquisition rights issued as stockoptions to employees of the Company and directors andemployees of the Company's subsidiaries, etc. -------------------------------------------------------------------------------- ATLAS COPCO AB, NACKA Ticker: Security ID: W10020134 Meeting Date: APR 24, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting and elect Mr. Sune For For Management Carlsson as aChairman of the Committee 2. Approve the voting list For For Management 3. Approve the agenda For For Management 4. Elect 1 or 2 persons to approve the For For Management minutes 5. Approve to determine whether the meeting For For Management has been properlyconvened or not 6. Receive the annual report and the For For Management Auditor's report as well as theconsolidated annual report and the consolidated Auditor's report 7. The President's speech and questions from For For Management shareholders to theBoard of Directors and the Management 8. Receive the report on the functions of For For Management and work performed by theBoard of Directors and its Audit Committee 9.a Approve the profit and loss account and For For Management the balance sheet as wellas the consolidated profit and loss account and the consolidatedbalance sheet as well as the presentation by the Auditor 9.b Grant discharge from liability to the For For Management Board Members and thePresident 9.c Approve a dividend for 2007 is decided to For For Management be SEK 3.00 per shareaccording to the approved balance sheet 9.d Approve 29 APR 2008 as the record day for For For Management the dividend, and thedividend is expected to be distributed by VPC on 05 MAY 2008 10. Approve to determine the number of Board For For Management Members at 8 andDeputy Members to be elected at the meeting 11. Re-elect Messrs. Sune Carlsson, Jacob For For Management Wallenberg, GunnarBrock, Staffan Bohman, Ulla Litzen, Anders Ullberg as the BoardMembers; and elect Messrs. Margareth Ovrum and Johan Forssellas the new Members of the Board and Mr. Sune Carlsson as aChairman and Mr. 12. Approve a fee of SEK 1,500,000 to the For For Management Chairman, SEK 550,000 tothe Vice Chairman and SEK 450,000 to each other Board Membernot employed by the Company, a fee to the Members of the AuditCommittee of SEK 170,000 to the Chairman and SEK 110,000 tothe other 2 13.a Approve the guiding principles for For For Management remuneration for the SeniorExecutives as specified 13.b Approve the performance related Personnel For For Management Option Program for2008 as specified 13.c Approve the acquisition and transfer of For For Management series A shares of theCompany in connection with the personnel option program 2008as specified 14. Approve the acquisition and transfer of For For Management series A shares of theCompany in connection with the personnel option program 2008as specified 15. Authorize the Board of Directors until For For Management the next AGM, consideringthe proposals in Resolutions 12 and 13 regarding mandate for theBoard to acquire shares as well as to the number of sharesalready owned by the Company, to decide at 1 or more occasionson the 16. Receive the report on the work performed For For Management by the NominationCommittee and approve the proposal regarding the NominationCommittee as specified 17. Closing of the meeting For For Management -------------------------------------------------------------------------------- AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR Ticker: Security ID: Q09504137 Meeting Date: DEC 18, 2007 Meeting Type: Annual General Meeting Record Date: DEC 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the annual report, financial None Did not Management report and the reports of theDirectors vote a-nd of the Auditor for the YE 30 SEP 2007 s.2.a Approve the terms and conditions of the For For Management selective buy backagreement relating to the buy back of the preferences shareswhich form part of the ANZ Stapled Exchangeable PreferredSecurities [ANZ StEPS] as specified s.2.b Approved the terms and conditions of the For For Management selective reduction ofcapital relating to the preference shares which form part of ANZStEPS as specified S.3 Adopt the Constitution as specified For For Management 4. Approve, in accordance with ASX Listing For For Management Rule 10.14, theallocation of AUD 9 million worth of deferred shares for the benefitof Mr. Michael Smith, the Managing Director and Chief ExecutiveOfficer of the Company on the terms and conditions as specified 5. Approve, in accordance with ASX Listing For For Management Rule10.14, to grant 3tranches of performance rights equivalent in value to AUD 9million to Mr. Michael Smith, the Managing Director and ChiefExecutive Officer of the Company on the terms and conditions asspecified 6. Adopt the remuneration report for the YE For For Management 30 SEP 2007 7.a Elect Mr. R.J. Reeves as a Director For None Management 7.b Re-elect Mr. D.E. Meiklejohn as a For For Management Director who retires inaccordance with the Company's Constitution 7.c Re-elect Mr. J.P Morschel as a Director For For Management who retires in accordancewith the Company's Constitution 7.d Elect Mr. I. J. Macfarlane as a Director For For Management who retires in accordancewith the Company's Constitution 7.e Re-elect Dr. G. J. Clark as a Director For For Management who retires in accordancewith the Company's Constitution -------------------------------------------------------------------------------- BASILEA PHARMACEUTICA AG, BASEL Ticker: Security ID: H05131109 Meeting Date: MAR 19, 2008 Meeting Type: Ordinary General Meeting Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the annual report, annual For For Management accounts and accounts of theGroup 2007 2. Approve the appropriation of the balance For For Management result 3. Grant discharge to the Members of the For For Management Board of Directors and theManagement 4.a Re-elect Mr. Anthony Man as a Director For For Management 4.b Re-elect Mr. Ronald Scott as a Director For For Management 4.c Re-elect Mr. Walter Fuhrer as a Director For For Management 4.d Re-elect Mr. Daniel Lew as a Director For For Management 4.e Re-elect Mr. Peter van Brummelen as a For For Management Director 4.f Re-elect Mr. Steve Skolsky as a Director For For Management 5. Ratify PricewaterhouseCoopers AG as the For For Management Auditors 6. Amend Article 2 of the Articles of For For Management Incorporation regarding theimplementation of a holding structure -------------------------------------------------------------------------------- BASILEA PHARMACEUTICA AG, BASEL Ticker: Security ID: H05131109 Meeting Date: MAR 19, 2008 Meeting Type: Annual General Meeting Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR Against For Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE -------------------------------------------------------------------------------- BG GROUP PLC Ticker: Security ID: G1245Z108 Meeting Date: MAY 14, 2008 Meeting Type: Annual General Meeting Record Date: MAY 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial statements and For For Management statutory reports 2. Approve the remuneration report For For Management 3. Approve the final dividend of 5.76 pence For For Management per ordinary share 4. Elect Dr. John Hood as a Director For For Management 5. Re-elect Baroness Hogg as a Director For For Management 6. Re-elect Sir John Coles as a Director For For Management 7. Reappoint PricewaterhouseCoopers LLP as For For Management the Auditors of theCompany 8. Authorize the Audit Committee to fix the For For Management remuneration of theAuditors 9. Authorize the Company to make EU For For Management political donations to politicalparties or independent election candidates up to GBP 15,000 topolitical organizations other than political parties up to GBP15,000 and incur EU political expenditure up to GBP 20,000 10. Grant authority for issue of equity or For For Management equity-linked securities withpre-emptive rights up to aggregate nominal amount of GBP117,078,772 11. Approve the BG Group plc Long Term For For Management Incentive Plan 2008 12. Approve the BG Group plc Sharesave Plan For For Management 2008 13. Approve the BG Group plc Share Incentive For For Management Plan 2008 14. Grant authority for issue of equity or For For Management equity-linked securitieswithout pre-emptive rights up to aggregate nominal amount ofGBP 16,720,201 15. Grant authority for the market purchase For For Management of 334,404,035 ordinaryshares 16. Adopt the new Articles of Association For For Management -------------------------------------------------------------------------------- BHP BILLITON LTD Ticker: Security ID: Q1498M100 Meeting Date: NOV 28, 2007 Meeting Type: Annual General Meeting Record Date: NOV 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial statements for BHP For For Management Billiton Plc for the YE 30JUN 2007, together with the Directors' report and the Auditor'sreport as specified 2. Receive the financial statements for BHP For For Management Billiton Limited for theYE 30 JUN 2007, together with the Directors' report and theAuditor's report as specified 3. Re-elect Mr. David A. Crawford as a For For Management Director of BHP Billiton Plc 4. Re-elect Mr. David A. Crawford as a For For Management Director of BHP BillitonLimited 5. Re-elect Mr. Don R. Argus as a Director For For Management of BHP Billiton Plc 6. Re-elect Mr. Don R. Argus as a Director For For Management of BHP Billiton Limited 7. Re-elect Mr. Carlos A. S. Cordeiro as a For For Management Director of BHP BillitonPlc, who retires by rotation 8. Re-elect Mr. Carlos A. S. Cordeiro as a For For Management Director of BHP BillitonLimited, who retires by rotation 9. Re-elect The Hon E. Gail de Planque as a For For Management Director of BHP BillitonPlc, who retires by rotation 10. Re-elect The Hon E. Gail de Planque as a For For Management Director of BHP BillitonLimited, who retires by rotation 11. Re-elect Dr. David A. L. Jenkins as a For For Management Director of BHP Billiton Plc,who retires by rotation 12. Re-elect Dr. David A. L. Jenkins as a For For Management Director of BHP BillitonLimited, who retires by rotation 13. Re-appoint KPMG Audit Plc as the Auditor For For Management of BHP Billiton Plc andauthorize the Directors to agree their remuneration 14. Approve that the authority and power to For For Management allot relevant securitiesconferred on the Directors by Article 9 of BHP Billiton Plc's Articlesof Association be renewed for the period ending on the later of theAGM of BHP Billiton Plc and the AGM of BHP Billiton S.15 Approve that the authority and power to For For Management allot equity securities forcash conferred on the Directors by Article 9 of BHP Billiton Plc'sArticles of Association be renewed for the period ending on thelater of the AGM of BHP Billiton Plc and the AGM of BHP Bi S.16 TO APPROVE THE REPURCHASE OF SHARES IN For For Management BHP BILLITON PLC S17.1 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 31 DEC 2007 S17.2 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 15 FEB 2008 S17.3 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 30 APR 2008 S17.4 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 31 MAY 2008 S17.5 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 15 JUN 2008 S17.6 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 31 JUL 2008 S17.7 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 15 SEP 2008 S17.8 Approve to reduce the share capital of For For Management BHP Billiton Plc by thecancellation of all the issued paid up shares of USD 0.50 nominalvalue each held by BHP Billiton Limited on 30 NOV 2008 18. Approve the remuneration report for the For For Management YE 30 JUN 2007 19. Approve the grant of Deferred Shares and For For Management Options under the BHPBilliton Limited Group Incentive Scheme [GIS] and the grant ofPerformance Shares under the BHP Billiton Limited Long TermIncentive Plan [LTIP] to the Executive Director Mr. M. J. Kloppers,in th 20. Approve the grant of Deferred Shares and For For Management Options under the BHPBilliton Limited Group Incentive Scheme [GIS] to Mr. C. W.Goodyear, in the specified manner S.21 Amend the Articles of Association of BHP For For Management Billiton Plc by deletingArticle 82 S.22 Amend the Constitution of BHP Billiton For For Management Limited by deleting Rule 82 -------------------------------------------------------------------------------- BOC HONG KONG HLDGS LTD Ticker: Security ID: Y0920U103 Meeting Date: MAY 20, 2008 Meeting Type: Annual General Meeting Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited statement of accounts For For Management and the reports of theDirectors and of the Auditors of the Company for the YE 31 DEC2007 2. Declare a final dividend of HKD 0.487 per For For Management share for the YE 31DEC 2007 3.a Re-elect Mr. He Guangbei as a Director of For For Management the Company 3.b Re-elect Mdm. Zhang Yanling as a Director For For Management of the Company 3.c Re-elect Mr. Lee Raymond Wing Hung as a For For Management Director of theCompany 3.d Re-elect Mr. Gao Yingxin as a Director of For For Management the Company 3.e Re-elect Dr. Fung Victor Kwok King as a For For Management Director of the Company 3.f Re-elect Mr. Shan Weijian as a Director For For Management of the Company 4. Re-appoint PricewaterhouseCoopers as the For For Management Auditors of theCompany and authorize the Board of Directors or a dulyauthorized Committee of the Board to determine theirremuneration 5. Authorize the Board of Directors to For Against Management allot, issue and deal withadditional shares of the Company, not exceeding 20% or, in thecase of issue of shares solely for cash and unrelated to any assetacquisition, not exceeding 10% of the of the issued share capital 6. Authorize the Board of Directors to For For Management repurchase shares in theCompany, not exceeding 10% of the issued share capital of theCompany as at the date of passing this Resolution 7. Approve, conditional on the passing of For For Management Resolutions 5 and 6, toextend the general mandate granted by Resolution 5 by addingthereto the shares repurchased pursuant to the general mandategranted by Resolution 6 -------------------------------------------------------------------------------- BOC HONG KONG HLDGS LTD Ticker: Security ID: Y0920U103 Meeting Date: MAY 20, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve and ratify the Continuing For For Management Connected Transactions andthe New Annual Cap, as specified -------------------------------------------------------------------------------- BRAMBLES LTD, SYDNEY NSW Ticker: Security ID: Q6634U106 Meeting Date: NOV 16, 2007 Meeting Type: Annual General Meeting Record Date: NOV 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Financial Report, Directors' For For Management Report and Auditors'Report for Brambles for the YE 30 JUN 2007 2. Adopt the Remuneration Report for For For Management Brambles for the YE 30 JUN2007 3. Elect Mr. D.A. Mezzanotte to the Board of For For Management Brambles 4. Re-elect Mr. S.P. Johns to the Board of For For Management Brambles, who retires byrotation 5. Re-elect Mr. C.L. Mayhew to the Board of For For Management Brambles, who retiresby rotation 6. Re-elect Mr. J. Nasser AO to the Board of For For Management Brambles, who retiresby rotation 7. Approve, for all purposes including for For For Management the purpose of AustralianSecurities Exchange Listing Rule 10.14, the participation by Mr.M.F. Ihlein until 16 NOV 2010 in the Brambles Limited 2006Performance Share Plan, as specified 8. Approve, for all purposes including for For For Management the purpose of AustralianSecurities Exchange Listing Rule 10.14, the participation by Ms.E. Doherty until 16 NOV 2010 in the Brambles Limited 2006Performance Share Plan, as specified 9. Authorize the Company to conduct For For Management on-market buy-backs of itsshares in the 12 month period following the approval of thisresolution, provided that the total number of shares bought backon-market during that period does not exceed 141,903,916, being10% of th -------------------------------------------------------------------------------- CAIRN ENERGY PLC, EDINBURGH Ticker: Security ID: G17528236 Meeting Date: MAY 23, 2008 Meeting Type: Annual General Meeting Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the report and accounts for the For For Management YE 31 DEC 2007 2. Approve the Directors' remuneration For For Management report contained in thereports and accounts 3. Re-appoint Ernst & Young LLP as the For For Management Auditors and authorize theDirectors to fix their remuneration 4. Re-elect Mr. Norman Murray who retires by For For Management rotation 5. Re-elect Mr. Sir Bill Gammell, who For For Management retires by rotation 6. Re-elect Mr. Hamish Grossart, Who retires For For Management pursuant to theprovisions of the Combined Code 7. Re-elect Mr. Story, who retires pursuant For For Management to the provisions of theCombined Code 8. Authorize the Directors, in substitution For For Management for any existing authorityand for the purpose of Section 80 of the Companies Act 1985[theAct], to allot relevant securities up to an aggregate nominalamount of GBP 2,683,704.25; [Authority expires at the conclusion S.9 Authorize the Directors, in substitution For For Management for any existing powerunder Section 95 of the Companies Act 1985 [the Act], but withoutprejudice to the exercise of any such power prior to the datehereof, pursuant to Section 95(1) of the Act, a) to allot equityse S.10 Authorize the Company, in substitution For For Management for the pursuant to Section166 of the Companies Act 1985, to make market purchases[Section 163[3]] of the Act pursuant to and in accordance withSection 166 of the Act of fully paid ordinary shares of 62/13 penceeach S.11 Adopt the Articles of Association of the For For Management Company in substitutionfor, and to the exclusion of, the existing Articles of Association,with effect from the conclusion of the 2008 AGM and initialed bythe chairman of the meeting for the purpose of identificatio -------------------------------------------------------------------------------- CANON INC. Ticker: Security ID: J05124144 Meeting Date: MAR 28, 2008 Meeting Type: Annual General Meeting Record Date: DEC 28, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Appropriation of Profits For For Management 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 2.14 Appoint a Director For For Management 2.15 Appoint a Director For For Management 2.16 Appoint a Director For For Management 2.17 Appoint a Director For For Management 2.18 Appoint a Director For For Management 2.19 Appoint a Director For For Management 2.20 Appoint a Director For For Management 2.21 Appoint a Director For For Management 2.22 Appoint a Director For For Management 2.23 Appoint a Director For For Management 2.24 Appoint a Director For For Management 2.25 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 4 Approve Provision of Retirement Allowance For For Management for Directors andCorporate Auditors 5 Approve Payment of Bonuses to Directors For For Management 6 Allow Board to Authorize Use of Stock For For Management Options -------------------------------------------------------------------------------- CAPITA GROUP PLC, LONDON Ticker: Security ID: G1846J107 Meeting Date: SEP 6, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 4, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Subdivide All Issued and Unissued For For Management Ordinary Shares into Intermediate Ordinary Shares; Consolidate All Unissued Intermediate Ordinary Shares into Unissued New Ordinary Shares; Consolidate All Issued Intermediate Ordinary Shares into New Ordinary Shares 2. Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 5,270,284 S.3 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 798,528 S.4 Authorise 59,882,103 New Ordinary Shares For For Management for Market Purchase S.5 Ratify and Confirm the Payment of the For For Management 2006 Interim Dividend of 2.7 Pence Per Ordinary Share -------------------------------------------------------------------------------- CAPITA GROUP PLC, LONDON Ticker: Security ID: G1846J115 Meeting Date: MAY 6, 2008 Meeting Type: Annual General Meeting Record Date: MAY 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the final accounts and the For For Management reports of the Directors and theAuditors for the YE 31 DEC 2007 2. Approve the Directors' remuneration For For Management report for the YE 31 DEC2007 3. Declare a final dividend of 8.00p per For For Management ordinary share 4. Re-elect Ms. Martina king as a Director For For Management 5. Re-elect Mr. Paddy Doyle as a Director For For Management 6. Elect Mr. Martin Bolland as a Director For For Management 7. Re-appoint Ernst & Young LLP as the For For Management Auditors of the Company 8. Authorize the Directors to fix the For For Management remuneration of Ernst & YoungLLP 9. Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 3,969,709 S.10 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 628,502 S.11 Authorise 60,822,849 Ordinary Shares for For For Management Market Purchase S.12 Approve and adopt the Articles of For For Management Association of the Companycontained in the document produced to the meeting as the newArticles of Association of the Company, in substitution for, and tothe exclusion of, the existing Articles of Association, with effectf 13. Amend the rules of The Capita Group Plc For For Management 1997 Executive ShareOption Scheme [the "ESOS"] and authorize the Board of theCompany to do all acts and things necessary or expedient to carrythe same into effect including making whatever amendments arenecessary to 14. Amend the rules of The Capita Group Plc For For Management UK Saving-RelatedShare Option Scheme [the "SAYE"] and authorize the Board ofthe Company to do all acts and things necessary or expedient tocarry the same into effect including making whatever amendmentsare necessary 15. Amend the rules of The Capita Group Plc For For Management Share Ownership Plan[the "SOP"] and authorize the Board of the Company to do all actsand things necessary or expedient to carry the same into effectincluding making whatever amendments are necessary to obtainformal 16. Approve the establishment of The Capita For For Management Group Plc Long TermPlan [the "2008 LTIP"] and authorize the Board of the Company todo all acts and things necessary or expedient to carry the sameinto effect -------------------------------------------------------------------------------- CARREFOUR SA, PARIS Ticker: Security ID: F13923119 Meeting Date: APR 15, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Receive the reports of the Executive For For Management Committee, the SupervisoryBoard and the Auditors, approve the financial statements for theYE 2007 as presented accordingly, the shareholders' meetinggives permanent discharge to the Executive Committee for theperforma O.2 Receive the reports of the Executive For For Management Committee, the SupervisoryBoard and the Auditors, approve the consolidated financialstatements for the said FY in the form presented to the meeting O.3 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode; the said report and the disposition foreseen by theSupervisory Board regarding Mr. Jose Louis Duran; the Chairmanof the Executiv O.4 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode; the said report and the disposition foreseen by theSupervisory Board regarding Mr. Gilles Petit, the Member of theExecutive Comm O.5 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode; the said report and the disposition foreseen by theSupervisory Board regarding Mr. Guy Yraeta, the Member of theExecutive Commit O.6 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode; the said report and the disposition foreseen by theSupervisory Board regarding Mr. Thierry Garnier, the Member ofthe Executive C O.7 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode, the said report and the disposition foreseen by theSupervisory Board regarding Mr. Javier Compo, the Member ofthe Executive Comm O.8 Approve the special report of the For Against Management Auditors on the agreementsgoverned by the Articles L. 225.90.1 of the French CommercialCode, the said report and the disposition foreseen by theSupervisory Board regarding Mr. Jose Maria Folache, the Memberof the Executiv O.9 Approve the special report of the For Against Management Auditors on the agreementsgoverned by Articles L. 225.90.1 of the French Commercial Code;the said report and the disposition foreseen by the SupervisoryBoard regarding Mr. Jacques Bauchet, the Member of theExecutive Commi O.10 Approves the recommendations of the For For Management Executive Committee andresolves that the income for the FY be appropriated as follows:income for the FY: EUR 4,861,628,153.20 previous retainedearnings: EUR 360,625,087.72 distributable income EUR5,222,253,240.92 divide O.11 Authorize the Executive Committee, to buy For For Management back the Company'sshares on the open market, subject to the conditions describedbelow: maximum purchase price: EUR 65.00, maximum numberof shares to be acquired 10% of the share capital, the maximumfunds invested E.12 Authorize the Executive Committee, to For For Management reduce the share capital,on 1 or more accessions and at its sole discretion, by canceling allor part of the shares held by the Company in connection with theStock Repurchase Plan authorized by Resolution Number 11 oft E.13 Authorize the Executive Committee, to For For Management increase the share capital,on 1 or more occasions and at its sole discretion, by in favor ofemployees and Corporate officers of the Company who are theMembers of a Company Savings Plan; for a nominal amount thatshall E.14 Authorize the Executive Committee, to For Against Management grant for free, on 1 or moreoccasions existing or future shares, in favor of Employees andCorporate officers of the Company and related Companies, theymay not represent more than 0.2% of the share capital; to cancelth -------------------------------------------------------------------------------- CELESIO AG, STUTTGART Ticker: Security ID: D1497R112 Meeting Date: APR 30, 2008 Meeting Type: Annual General Meeting Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial statements None Did not Management and annual report for the2007 FY wit-h vote the report of the Supervisory Board, the groupfinancial statements and grou-p annual report, and the reportpursuant to Sections 289(4) and 315(4) of the-GermanCommercial Code 2. Resolution on the appropriation of the For For Management distributable profit of EUR130,977,000 as follows: Payment of a dividend of EUR 0.77 perno-par share Ex-dividend and payable date: 02 MAY 2008 3. Ratification of the Acts of the Board of For For Management Managing Directors 4. Ratification of the Acts of the For For Management Supervisory Board 5. Appointment of the Auditors for the 2008 For For Management FY: Ernst & Young AG,Stuttgart 6. Authorize Share Repurchase Program and For For Management Reissuance or Cancellation of Repurchased Shares 7. Approve Issuance of Warrants, Bonds with For For Management Warrants Attached, or Convertible Bonds without Preemptive Rights up to Aggregate Nominal Amount of EUR 500 Million; Approve Creation of EUR 12.7 Million Pool of Capital to Guarantee Conversion Rights 8.A Election of Dr. Eckhard Cordes to the For For Management Supervisory Board 8.B Election of Prof. Dr. Julius Michael For For Management Curtius to the SupervisoryBoard 8.C Election of Dr. Hubertus Erlen to the For For Management Supervisory Board 8.D Election of Mr. Hanspeter Spek to the For For Management Supervisory Board 8.E Election of Prof. Dr. Klaus Truetzschler For For Management to the Supervisory Board 8.F Election of Prof. Dr. Erich Zahn to the For For Management Supervisory Board -------------------------------------------------------------------------------- CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT Ticker: Security ID: Y13213106 Meeting Date: MAY 22, 2008 Meeting Type: Annual General Meeting Record Date: MAY 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited financial statements, For For Management the report of theDirectors and the Independent Auditor's report for the YE 31 DEC2007 2. Declare a final dividend For For Management 3.1 Elect Mr. Li Ka-shing as a Director For For Management 3.2 Elect Mr. Li Tzar Kuoi, Victor as a For For Management Director 3.3 Elect Mr. Chung Sun Keung, Davy as a For For Management Director 3.4 Elect Ms. Pau Yee Wan, Ezra as a Director For For Management 3.5 Elect Mr. Leung Siu Hon as a Director For For Management 3.6 Elect Mr. Simon Murray as a Director For For Management 3.7 Elect Mr. Cheong Ying Chew, Henry as a For For Management Director 4. Appoint Messrs. Deloitte Touche Tohmatsu For For Management as the Auditor andauthorize the Directors to fix their remuneration 5.1 Authorize the Directors to issue and For Against Management dispose of additional sharesnot exceeding 20% of the existing issued share capital of theCompany at the date of this resolution until the next AGM[Relevant Period], such mandate to include the granting of offersor opti 5.2 Authorize the Directors during the For For Management relevant period to repurchaseshares of HKD 0.50 each in the capital of the Company inaccordance with all applicable laws and the requirements of theRules Governing the Listing of Securities on The Stock Exchangeof Hong K 5.3 Approve that the general mandate granted For For Management to the Directors toissue and dispose of additional shares pursuant to Resolution 5.1be extended by the addition thereto of an amount representing theaggregate nominal amount of the share capital of the Companyrepur -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY COMPANY LTD Ticker: Security ID: Y1504C113 Meeting Date: MAY 16, 2008 Meeting Type: Annual General Meeting Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the report of the Board of For For Management Directors of the Company forthe YE 31 DEC 2007 2. Receive the report of the Board of For For Management Supervisors of the Company forthe YE 31 DEC 2007 3. Approve the Audited financial statements For For Management of the Company for theYE 31 DEC 2007 4. Approve the Company's profit distribution For For Management plan for the YE 31 DEC2007 5. Approve the remuneration of the Directors For For Management and the Supervisors ofthe Company in 2007 6. Re-appoint KPMG Huazhen and KPMG as the For For Management PRC andInternational Auditors respectively of the Company for 2008; andauthorize the Committee appointed by the Board comprisingMessrs. Chen Biting and Ling Wen, all being Directors of theCompany, to determine their 7. Approve the amendments to the "Connected For Against Management Transaction DecisionSystem of China Shenhua Energy Company Limited" -------------------------------------------------------------------------------- CHIYODA CORPORATION Ticker: Security ID: J06237101 Meeting Date: JUN 24, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For Against Management 4. Approve Provision of Retirement Allowance For For Management for Retiring CorporateAuditors -------------------------------------------------------------------------------- CIE FINANCIERE RICHEMONT SA, GENEVE Ticker: Security ID: H25662141 Meeting Date: SEP 13, 2007 Meeting Type: Annual General Meeting Record Date: SEP 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the financial statements and For No Action Management statutory reports 2. Approve the allocation of income and For No Action Management dividends of EUR 0.054 perA bearer share and EUR 0.0054 per B registered share 3. Grant discharge to the Board and the For No Action Management Senior Management 4.1 Re-elect Mr. Johann Rupert as a Director For No Action Management 4.2 Re-elect Mr. Jean Aeschimann as a For No Action Management Director 4.3 Re-elect Mr. Franco Cologni as a Director For No Action Management 4.4 Re-elect Lord Douro as a Director For No Action Management 4.5 Re-elect Mr. Yves Istel as a Director For No Action Management 4.6 Re-elect Mr. R. Lepeu as a Director For No Action Management 4.7 Re-elect Mr. R. Magnoni as a Director For No Action Management 4.8 Re-elect Mr. Simon Murray as a Director For No Action Management 4.9 Re-elect Mr. Alain Perrin as a Director For No Action Management 4.10 Re-elect Mr. Norbert Platt as a Director For No Action Management 4.11 Re-elect Mr. Alan Quasha as a Director For No Action Management 4.12 Re-elect Lord Clifton as a Director For No Action Management 4.13 Re-elect Mr. Jan Rupert as a Director For No Action Management 4.14 Re-elect Mr. J. Schrempp as a Director For No Action Management 4.15 Re-elect Mr. M. Wikstrom as a Director For No Action Management 4.16 Elect Mr. Anson Chan as a Director For No Action Management 5. Ratify PricewaterhouseCoopers as the For No Action Management Auditors -------------------------------------------------------------------------------- CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA, C Ticker: Security ID: F31668100 Meeting Date: MAY 14, 2008 Meeting Type: MIX Record Date: MAY 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Receive the considered reports of the For For Management Board of Directors, theChairman of the Board of Directors and the auditors, approves thecompany's financials statements for the YE in 31 DEC 2007, aspresented, showing income of EUR 205,078,516.21, grantpermanent di O.2 Receive the reports of the Board of For For Management Directors and the Auditors,approve the consolidated financial statements for the said FY, inthe form presented to the meeting, showing net income of EUR370, 870, 000.00 which group share is of EUR 366,740,000.00,Accordi O.3 Approve the income for the FY of EUR For For Management 205,078,516.21 beappropriated as follows: net income for the FY: EUR205,078,516.21 prior retained earnings: EUR 4,608,240.12 to thelegal reserve: less EUR 168,332.41 deduction on reserves onlong-term capital gains: dis O.4 Receive the Management report and the For For Management special report of theAuditors on agreements governed by Article L.225.38 of theFrench Commercial Code, approve the new agreement referred totherein, related to the indemnity to be paid by the Company, in theevent of t O.5 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L.225.38 of the French Commercial code,approve said report and the agreements referred to therein O.6 Approve to renew the appointment of Mr. For For Management Philippe Alfroid as aDirector for a 3 year period O.7 Approve to renew the appointment of Mr. For For Management Alain Aspect as aDirector for a 3 year period O.8 Approve to renew the appointment of Mr. For For Management Maurice MarchandTonel as a Director for a 3 year period O.9 Approve to renew the appointment of Mrs. For For Management Aicha Mokdahi as aDirector for a 3 year period O.10 Approve to renew the appointment of Mr. For For Management Michel Rose as aDirector for a 3 year period O.11 Approve to renew the appointment of Mr. For For Management Alain Thomas as aDirector for a 3 year period O.12 Re-elect Mr. Hubert Sagnieres as a For For Management Director for a 3 year period O.13 Approve to award total annual fees of For For Management EUR4 00,000.00 to theBoard of Directors O.14 Authorizes the Board of Directors to buy For For Management back the company'sshares on the open market, subject to the conditions describedbelow: maximum purchase price: EUR 70.00, minimum sale priceEUR15.00, maximum number of shares to be acquired: 10 % of the share capi E.15 Authorize the board of directors to For For Management reduce the share capital, on 1or more occasions and at its sole discretion, by cancelling all orpart of the shares held by the company in connection with stockrepurchase plans, up to a maximum of 10 per cent of the shar E.16 Authorize s the Board of Directors to For For Management increase the share capital,on 1 or more occasions, at its sole discretion, in favor of Membersof a Company savings plan; this delegation is given for a 26month period; it supersedes the part unused of any and all ear E.17 Authorize the Board of Directors to For For Management increase the capita l, on 1 ormore occasions, by way of a public offering, in France or abroad,by a maximum nominal amount of a third of the authorized capitalof the Company, by isuance, with preferred subscription rig E.18 Approve the issues decided accordingly For For Management with resolution NR 17, thenumber of securities to be issued in the event of a capital increasewith or without preferential subscription right of shareholders, atthe same price as the initial issue, within 30 days of E.19 Authorize the Board of Directors the For For Management necessary powers to increasethe capital, on 1 or more occasions, by way of a public offering, inFrance or abroad, by a maximum nominal amount of 10% of theshare capital, by issuance, with cancellation of the preferreds E.20 Approve the each 1 of the issues decided For For Management accordingly withresolution NR ; 19, the number of securities to be issued in theevent of a capital increase with or without preferential subscriptionright of shareholders, can be increased at the same price as thei E.21 Authorize the Board of Directors all For For Management powers in order to increasethe share capital, in 1 or more occasions and at its sole discretion,by a maximum nominal amount of EUR 500,000,000.00, by way ofcapitalizing reserves, profits, premiums or other means, provi E.22 Grant all powers to the Board of For For Management Directors to increase the sharecapital, up to 10% of the share capital, by way of issuing ordinaryshares, in consideration for the contributions in kind granted to theCompany and comprised of capital securities or securiti E.23 Grant all powers to the Board of For Against Management Directors to proceed, on 1 ormore occasions, with the with the issuance of a warrants givingright to subscribe to Company's shares and to their allocation freeof charge to all Company's shareholders having this quality; E.24 Amend the Article NR. 13 of the ByLaws For For Management E.25 Amend the Article NR. 24.3 of the ByLaws For Against Management E.26. Grant full powers to the bearer of an For For Management original, a copy or extract ofthe minutes of this meeting to carry out all filings, publications andother formalities prescribed by law -------------------------------------------------------------------------------- CORPORACION FINANCIERA ALBA SA, MADRID Ticker: Security ID: E33391132 Meeting Date: MAY 28, 2008 Meeting Type: Ordinary General Meeting Record Date: MAY 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the annual accounts for the For For Management period ending 2007 2. Approve the Management of the Board For For Management during the period 2007 3. Approve the distribution of earnings For For Management including a dividend 4. Approve the appointment and re-election For For Management of the Board Members 5. Approve to renew the accounts of the For For Management Auditors 6. Approve the remuneration of the Board For For Management 7. Grant authority for the acquisition of For For Management own shares, as outlined in theCompany Law, in order to reduce share capital 8. Approve the amortization of 1,710,000 own For For Management shares to reduceshare capital by EUR 1,710,00; and subsequently amend Article 5of the ByLaws 9. Approve to transfer of EUR 442,000 to the For For Management voluntary reserve 10. Approve the application of a remuneration For For Management system referenced toshare value 11. Grant authority for the execution of the For For Management resolutions adopted 12. Approve the minutes For For Management -------------------------------------------------------------------------------- DEUTSCHE BOERSE AG, FRANKFURT AM MAIN Ticker: Security ID: D1882G119 Meeting Date: MAY 21, 2008 Meeting Type: Annual General Meeting Record Date: MAY 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial statements None Did not Management and annual report for the2007 FY wit-h vote the report of the Supervisory Board, the Groupfinancial statements and Grou-p annual report and the report ofthe Board of Managing Directors pursuant to-Sections 289(4) and315 2. Resolution on the appropriation of the For No Action Management distributable profit of EUR425,000,000 as follows: payment of a dividend of EUR 2.10 perno-par share; EUR 22,013,007.20 shall be allocated to the otherrevenue reserves; ex-dividend and payable date: 22 MAY 2008 3. Ratification of the acts of the Board of For No Action Management Managing Directors 4. Ratification of the acts of the For No Action Management Supervisory Board 5.A Elections to the Supervisory Board: Dr. For No Action Management Konrad Hummler 5.B Elections to the Supervisory Board: Mr. For No Action Management B. David Krell 6. Resolution on the revocation of the For No Action Management existing authorized capital, thecreation of a new authorized Capital II, and the correspondamendment to the Articles of Association; the Board of ManagingDirectors shall be authorized with the consent of the Supervisory 7. Authorization to acquire own shares: the For No Action Management Company shall beauthorized to acquire own shares of up to 10% of its share capital,at prices not deviating more than 10% from the market price of theshares, on or before 31 OCT 2009; the Company shall also beauthor 8. Approval of the Control and Profit For No Action Management Transfer Agreement with theCompany's wholly owned subsidiary Deutsche BoerseDienstleistungs AG, effective until at least 31 DEC 2012 9. Approval of the Control and Profit For No Action Management Transfer Agreement with theCompany's wholly owned subsidiary Deutsche Boerse SystemsAG, effective upon its entry in the Commercial Register ofDeutsche Boerse Systems AG 10. Amendment to the Articles of Association For No Action Management in respect of theSupervisory Board comprising 18 Members upon theshareholders' meeting 2009 11. Amendment to the Articles of Association For No Action Management in respect of resolutionsof the Supervisory Board requiring a quorum of at least half of itsMembers 12. Appointment of the Auditors for the 2008 For No Action Management FY: KPMG DeutscheTreuhand-Gesellschaft AG, Berlin -------------------------------------------------------------------------------- DEUTSCHE POST AG, BONN Ticker: Security ID: D19225107 Meeting Date: MAY 6, 2008 Meeting Type: Annual General Meeting Record Date: MAY 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the adopted annual None Did not Management financial statements andapproved vote consolida-ted financial statements, of the managementreport for the Company and the Gro-up each with the explanatoryreport on information in accordance with Sections-289[4] and315[4] HGB 2. Resolution on the appropriation of the For For Management distributable profit of EUR1,337,632,042.54 as follows: payment of a dividend of EUR 0.90per no-par share EUR 250,361,389.84 shall be allocated to theother revenue reserves ex-dividend and payable date 07 MAY2008 3. Ratification of the acts of the Board of For For Management Managing Directors 4. Ratification of the acts of the For For Management Supervisory Board 5. Appointment of Auditors for the 2008 FY: For For Management PricewaterhousecoopersAG, Duesseldorf 6. Renewal of the authorization to acquire For For Management own shares the Companyshall be authorized to acquire own shares of up to 10% of itsshare capital, at a price differing neither more than 10% from themarket price of the shares if they are acquired through the StockE 7. Elections to the Supervisory Board- Prof. For For Management Dr. Wulf VonSchimmelmann 8. Resolutions on amendments to the Articles For For Management of Association asfollows: a] resolution on an amendment to the Articles ofAssociation in accordance with the new transparency DirectiveImplementation Law Section 4[2], regarding the Company beingauthorized to tran -------------------------------------------------------------------------------- ELECTRICITE DE FRANCE EDF Ticker: Security ID: F2940H113 Meeting Date: DEC 20, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Spin-Off Agreement and its For For Management remuneration to C6 2. Approve to remove the Article 18 of the For For Management Association pursuant toItem 1 and renumber the By-Laws 3. Grant authority to file the required For For Management documents/other formalities -------------------------------------------------------------------------------- ELECTRICITE DE FRANCE EDF Ticker: Security ID: F2940H113 Meeting Date: MAY 20, 2008 Meeting Type: Ordinary General Meeting Record Date: MAY 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the reports of the Board of For For Management Directors and the Auditors andapprove the Company's financial statements for the YE 31 DEC2007 as presented, stops the earning for the FY to EUR4,934,332,855.58; the expenses and charges that were not tax-deductible of 2. Receive the report of the Board of For For Management Directors and the Auditors andapprove the consolidated financial statements for the said FYE 31DEC 2007, in the form presented to the meeting 3. Approve the distributable income of EUR For For Management 9,166,587,240.25 of theFY will be appropriated as follows: dividends: EUR2,332,378,995.20 the balance in the retained earnings account;the shareholders' meeting reminds that an interim dividend ofEUR 0.58, which co 4. Approve the special report of the For For Management Auditors on Agreementsgoverned by Article L.225-38 of the French Commercial Code, thesaid report and the Agreements referred to therein 5. Approve to award total annual fees of EUR For For Management 174,000.00 to theBoard of Directors for the current FY and the later FY, until newdecision of the shareholder's meeting 6. Authorize the Board of Directors to Trade For For Management in the Company'sshares on the stock market, subject to the following conditions:maximum purchase price: EUR 100.00 maximum number ofshares to be acquired: 10% of the shares capital, maximum fundsinvested in the s 7. Approve the transaction with Mr. Daniel For For Management Camus 8. Appoint Mr. Bruno Lafont as a Director as For For Management a substitute of LouisSchweitzer, who resigned 9. Approve the power of formalities For For Management A. PLEASE NOTE THAT THIS IS A SHAREHOLDER Against Against Shareholder PROPOSAL:approve the appropriation of the income and setting the dividend;an interiments dividend has been paid on 30 NOV 2007; thebalance dividend will be paid within 30 days after the generalmeeting -------------------------------------------------------------------------------- EURAZEO, PARIS Ticker: Security ID: F3296A108 Meeting Date: MAY 14, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Receive the reports of the Executive For For Management Committee and the Auditors,approve the Company's financial statements for the YE in 31 DEC2007, as presented O.2 Approve the recommendations of the For For Management Executive Committee andresolves that the income for the FY be appropriated as follows:earnings for the FY: EUR 680,785,354.85 increased of retainedearnings: EUR 117,345,408.26 balance available for distribution:EUR 798,1 O.3 Receive the reports of the Executive For For Management Committee and the Auditors,approve the consolidated financial statements for the said FY, inthe form presented to the meeting O.4 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L 225.86 of the French Commercial Code,approve the agreements entered into or which remained in forceduring the FY O.5 Approve to renew the appointment of Mr. For Against Management Michel David Weillas asa Member of Supervisory Board for a 6 year period O.6 Approve to renew the appointment of Mr. For Against Management Antoine Bernheim as aMember of Supervisory Board for a 6 year period O.7 Approve to renew the appointment of Mr. For Against Management Jean Gandois as aMember of Supervisory Board for a 6 year period O.8 Approve to renew the appointment of Mr. For Against Management Richard Goblet D'alviellaas a Member of Supervisory Board for a 6 year period O.9 Approve to renew the appointment of Mr. For Against Management Marcel Roulet as aMember of Supervisory Board for a 6 year period O.10 Appoint Mr. Beatrice Stern as a Member of For Against Management Supervisory Board fora 6 year period O.11 Appoint Mr. Jacques Veyrat as a Member of For Against Management Supervisory Boardfor a 6 year period O.12 Appoints Mr. Jean Pierre Richardson as For For Management Censor, for a 6 yearperiod O.13 Appoint PricewaterhaouseCoopers as For For Management Statutory Auditor for a 6year period O.14 Appoint Mr. Etienne Boris as Deputy For For Management Auditor, for a 6 year period O.15 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L 225.86 and L.225.90.1 of the FrenchCommercial Code, approve said report and the agreementsreferred to therein concerning Mr. Patrick Sayer O.16 Receive the special report of the For For Management Auditors on agreementsgoverned by article L.225.86 and L.225.90.1 of the FrenchCommercial Code, approve the said report and the agreementsreferred to therein concerning Mr. Bruno Keller O.17 Receive the special report of the For For Management Auditors on agreementsgoverned by article L.225.86 and L.225.90.1 of the FrenchCommercial Code, approve said report and the agreementsreferred to therein concerning Mr. Philippeaaudouin O.18 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L.225.86 and L.225.90.1 of the FrenchCommercial Code, approve said report and the agreementsreferred to therein concerning Mr. Virginie Morgon O.19 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L.225.86 and L.225.90.1 of the FrenchCommercial Code, approve said report and the agreementsreferred to therein concerning Mr. Gilbert Saada O.20 Authorize the Executive Committee to buy For For Management back the Company'sshares on the open market, subject to the conditions describedbelow: maximum purchase price: EUR 150.00, maximum numberof shares to be acquired: 10% of the share capital, maximumfunds invested in E.21 Authorize the Executive Committee to For For Management reduce the share capital, on1 or more occasions and at its sole discretion, by cancelling all orpart of the shares held by the Company in connection with a StockRepurchase Plan, up to a maximum of 10% of the share capi E.22 Authorize the Executive Committee to For Against Management proceed, in 1 or moreissues, with the issuance of bond giving the right to subscribeshares; and to increase the capital by a maximum nominal valueof EUR 165,000,000.00; and resolves to waive the preferentialsubscriptio E.23 Authorize the Executive Committee to For For Management increase the share capital,on 1 or more occasions, at its sole discretion, in favour ofEmployees and Corporate Officers of the Company who areMembers of a Company Savings Plan; [Authority expires at 26month period] and E.24 Grant full powers to the bearer of an For For Management original, a copy or extract ofthe minutes of this meeting to carry out all filings, publications andother formalities prescribed by law -------------------------------------------------------------------------------- FOSTERS GROUP LTD Ticker: Security ID: Q3944W187 Meeting Date: OCT 31, 2007 Meeting Type: Annual General Meeting Record Date: OCT 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Re-elect Mr. David A. Crawford as a For For Management Director, who retires byrotation in accordance with the Company's Constitution 2. Re-elect Mr. Colin B. Carter as a For For Management Director, who retires inaccordance with the Company's Constitution 3. Re-elect Mr. Ian D. Johnston as a For For Management Director, who retires inaccordance with the Company's Constitution 4. Approve to increase the total amount of For For Management Directors' fees that maybe received by the Company's Non-executive Directors from AUD1,500,000 to AUD 1,750,000 per FY, such amount to be inclusiveof superannuation guarantee charge contributions 5. Approve Foster's Restricted Share Plan For For Management 6. Adopt the remuneration report required by For Against Management Section 300A of theCorporations Act, as contained in the Directors' report of theCompany, for the YE 30 JUN 2007 7. Approve the acquisition of rights by Mr. For Against Management Trevor L. O'Hoy, ChiefExecutive Officer of the Company, under the Foster's Long TermIncentive Plan ['LTIP'] for the 2007/2008 FY in respect of up to amaximum of 410,800 ordinary shares in the Company, subject t -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 13.1 Elect AKIMOV ANDREI IGORIEVICH to the For Against Management Board of Directors ofOAO Gazprom. 13.2 Elect ANANENKOV ALEXANDER GEORGIEVICH to For Against Management the Board ofDirectors of OAO Gazprom. 13.3 Elect BERGMANN BURCKHARD to the Board of For Against Management Directors ofOAO Gazprom. 13.4 Elect GAZIZULLIN FARIT RAFIKOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.5 Elect DEMENTIEV ANDREI VLADIMIROVICH to For Against Management the Board ofDirectors of OAO Gazprom. 13.6 Elect ZUBKOV VIKTOR ALEKSEEVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.7 Elect KARPEL ELENA EVGENIEVNA to the For Against Management Board of Directors ofOAO Gazprom. 13.8 Elect MEDVEDEV YURIY MITROFANOVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.9 Elect MILLER ALEXEY BORISOVICH to the For Against Management Board of Directors ofOAO Gazprom. 13.10 Elect NABIULLINA ELVIRA SAKHIPZADOVNA to For Against Management the Board ofDirectors of OAO Gazprom. 13.11 Elect NIKOLAEV VIKTOR VASILIEVICH to the For For Management Board of Directorsof OAO Gazprom. 13.12 Elect POTYOMKIN ALEXANDER IVANOVICH to For For Management the Board ofDirectors of OAO Gazprom. 13.13 Elect SEREDA MIKHAIL LEONIDOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.14 Elect FEDOROV BORIS GRIGORIEVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.15 Elect FORESMAN ROBERT MARK to the Board For Against Management of Directors ofOAO Gazprom. 13.16 Elect KHRISTENKO VIKTOR BORISOVICH to the For Against Management Board ofDirectors of OAO Gazprom. 13.17 Elect SHOKHIN ALEXANDER NIKOLAEVICH to For For Management the Board ofDirectors of OAO Gazprom. 13.18 Elect YUSUFOV IGOR KHANUKOVICH to the For Against Management Board of Directorsof OAO Gazprom. 13.19 Elect YASIN EVGENIY GRIGORIEVICH to the For For Management Board of Directorsof OAO Gazprom. 14.1 Elect ARKHIPOV DMITRY ALEXANDROVICH to For For Management the AuditCommission of OAO Gazprom. 14.2 Elect ASKINADZE DENIS ARKADIEVICH to the For For Management AuditCommission of OAO Gazprom. 14.3 Elect BIKULOV VADIM KASYMOVICH to the For For Management Audit Commissionof OAO Gazprom. 14.4 Elect ISHUTIN RAFAEL VLADIMIROVICH to the For For Management AuditCommission of OAO Gazprom. 14.5 Elect KOBZEV ANDREY NIKOLAEVICH to the For For Management Audit Commissionof OAO Gazprom. 14.6 Elect LOBANOVA NINA VLADISLAVOVNA to the For For Management AuditCommission of OAO Gazprom. 14.7 Elect LOGUNOV DMITRY SERGEEVICH to the For None Management AuditCommission of OAO Gazprom. 14.8 Elect MIKHAILOVA SVETLANA SERGEEVNA to For For Management the AuditCommission of OAO Gazprom. 14.9 Elect NOSOV YURY STANISLAVOVICH to the For None Management Audit Commissionof OAO Gazprom. 14.10 Elect OSELEDKO VIKTORIYA VLADIMIROVNA to For For Management the AuditCommission of OAO Gazprom. 14.11 Elect FOMIN ANDREY SERGEEVICH to the For For Management Audit Commission ofOAO Gazprom. 14.12 Elect SHUBIN YURY IVANOVICH to the Audit For None Management Commission ofOAO Gazprom. -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the Annual Report of OAO Gazprom For For Management for 2007. 2. Approve the annual accounting statements, For For Management including the profitand loss report of the Company based on the results of 2007. 3. Approve the distribution of profit of the For For Management Company based on theresults of 2007. 4. Approve the amount of, time period and For For Management form of payment ofannual dividends on the Companys shares that have beenproposed by the Board of Directors of the Company. 5. Approve Closed Joint Stock Company For For Management PricewaterhouseCoopersAudit as the Companys external auditor. 6. Pay remuneration to members of the Board For For Management of Directors and AuditCommission of the Company in the amounts recommended by theBoard of Directors of the Company. 7. Approve the amendments to the Charter of For For Management OAO Gazprom. 8. Approve the amendments to the Regulation For For Management on the GeneralShareholders; Meeting of OAO Gazprom. 9. Approve the amendments to the Regulation For For Management on the Board ofDirectors of OAO Gazprom. 10. Approve the amendment to the Regulation For For Management on the ManagementCommittee of OAO Gazprom. 11. In accordance with Articles 77 and 83 of For For Management the Federal Law &; OnJoint Stock Companies,&; determine that, on the basis of themarket value as calculated by ZAO Mezhdunarodnyi BiznesTsentr: Konsultatsii, Investitsii, Otsenka (CJSC InternationalBusiness Center: 12.1 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.2 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.3 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.4 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.5 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.6 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.7 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.8 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.9 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.10 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.11 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.12 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.13 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.14 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.15 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.16 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.17 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.18 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.19 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.20 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.21 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.22 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.23 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.24 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.25 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.26 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.27 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.28 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.29 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.30 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.31 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.32 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.33 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.34 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.35 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.36 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.37 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.38 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.39 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.40 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.41 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.42 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.43 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.44 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.45 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.46 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.47 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.48 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.49 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.50 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.51 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.52 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.53 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.54 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.55 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.56 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.57 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.58 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.59 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.60 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.61 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.62 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.63 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.64 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.65 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.66 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.67 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.68 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.69 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.70 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.71 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.72 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.73 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.74 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.75 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine 12.76 Approve, in accordance with Chapter XI of For For Management the Federal Law OnJoint Stock Companies and Chapter IX of the Charter of OAOGazprom, the following interested-party transactions that may beentered into by OAO Gazprom in the future in the ordinary courseof busine -------------------------------------------------------------------------------- GEBERIT AG, RAPPERSWIL-JONA Ticker: Security ID: H2942E124 Meeting Date: APR 30, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the annual report, the annual For For Management accounts and theconsolidated annual accounts 2007 as well as reception of thereport of the Auditing Agency and the Group Auditor 2. Approve a dividend of CHF 5.20 per share For For Management on 06 MAY 2008 3. Grant discharge to the Members of the For For Management Supervisory Board 4.1 Re-elect Mr. Guenter F. Kelm as a For For Management Supervisory Board Member 4.2 Elect Mr. Hartmut Reuter as a Supervisory For For Management Board Member 5. Elect PricewaterhouseCoopers AG as the For For Management Auditing Agency 6.1 Amend the Articles of Incorporation by For For Management the deletion of theprovision regarding the notification requirements pursuant to theSwiss Federal Act on Stock Exchanges and Securities Trading 6.2 Amend the Articles of Incorporation by For For Management the adjustment of thequorum for the liquidation pursuant to an amendment of the SwissCode of Obligations 6.3 Amend the Articles of Incorporation by For For Management the adjustment of theprovision regarding the Auditors to an amendment of the SwissCode of Obligations and the Swiss Federal Act on the Licensingand Oversight of Auditors -------------------------------------------------------------------------------- GEBERIT AG, RAPPERSWIL-JONA Ticker: Security ID: H2942E124 Meeting Date: APR 30, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR For No Action Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE AG -------------------------------------------------------------------------------- GETINGE AB, GETINGE Ticker: Security ID: W3443C107 Meeting Date: FEB 25, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting For For Management 2. Elect the Chairman of the Meeting For For Management 3. Approve the voting list For For Management 4. Approve the agenda For For Management 5. Elect 2 persons to approve the minutes For For Management 6. Approve to determine the compliance with For For Management the rules ofconvocation 7. Approve to increase the Company's share For For Management capital by a maximumof SEK 6,308,560 through the issuance of not more than 843,885new shares of Series A and not more than 11,773,235 new sharesof Series B at a subscription price of SEK 120 per share asspecified 8. Closing of the meeting For For Management -------------------------------------------------------------------------------- GETINGE AB, GETINGE Ticker: Security ID: W3443C107 Meeting Date: APR 17, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting For For Management 2. Elect Mr. Carl Bennet as the Chairman of For For Management the Meeting 3. Approve the voting list For For Management 4. Approve the agenda For For Management 5. Elect 2 persons to approve the minutes For For Management 6. Approve to determine the compliance with For For Management the rules ofconvocation 7. Receive the annual report and the For For Management Auditor's report, theconsolidated accounts and the Group Auditor's report, thestatement of the Auditor on the compliance of the guidelines forremuneration to Senior Executives applicable since the last AGM,and the appro 8. Receive the Managing Director's report For For Management 9. Adopt the statement of income and the For For Management balance sheet as well asthe consolidated profit and loss account and the consolidatedbalance sheet 10. Declare a dividend of SEK 2.40 per share For For Management and approve 22 APR2008 as the record date and that the dividend is expected to bepaid through VPC AB on 25 APR 2008 11. Grant discharge to the Board of Directors For For Management and the President fromthe liability 12. Approve to determine the number of For For Management Members of the Board ofDirectors as 7 13. Approve that the Board's fee, excluding For For Management the remuneration forCommittee work, be paid in a total SEK 2,800,000, of which SEK800,000 to the Chairman and SEK 400,000 each to the otherBoard Members elected by the meeting who are not employees ofthe Group; rem 14. Re-elect Mr. Carl Bennet as the Chairman For For Management of the Board andMessrs. Johan Bygge, Rolf Ekedahl, Carola Lemne, JohanMalmquist, Margareta Norell Bergendahl and Johan Stern as theBoard Members and elect Ohrlings PricewaterhouseCoopers AB,with authorized public a 15. Approve the guidelines for remuneration For For Management to the Senior Executivesas specified 16. Approve a Call Options Program for the For For Management Management Employeesin the Getinge Group 17. Approve the transfer of all shares in For For Management Renray Healthcare Limitedfrom Huntleigh Renray Limited [the Vendor], an indirectly whollyowned subsidiary, to Renray Holdings Limited [the Buyer] 18. Closing of the meeting For For Management -------------------------------------------------------------------------------- GLAXOSMITHKLINE PLC Ticker: Security ID: G3910J112 Meeting Date: MAY 21, 2008 Meeting Type: Annual General Meeting Record Date: MAY 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the Directors' report For For Management and the financialstatements for the YE 31 DEC 2007 2. Approve the remuneration report for the For For Management YE 31 DEC 2007 3. Elect Mr. Andrew Witty as a Director For For Management 4. Elect Mr. Christopher Viehbacher as a For For Management Director 5. Elect Professor Sir Roy Anderson as a For For Management Director 6. Re-elect Sir Christopher Gent as a For For Management Director 7. Re-elect Sir Ian Prosser as a Director For For Management 8. Re-elect Dr. Ronaldo Schmitz as a For For Management Director 9. Authorize the Audit Committee to For For Management re-appointPricewaterhouseCoopers LLP as the Auditors to the Company tohold office from the end of the next meeting at which accounts arelaid before the Company 10. Authorize the Audit Committee to For For Management determine the remuneration ofthe Auditors 11. Authorize the Company, in accordance with For For Management Section 366 of theCompanies Act 2006 [the 2006 Act], to make donations to politicalorganizations as defined in Section 363 of the 2006 Act, notexceeding GBP 50,000 in total and political expenditure, asdefined in 12. Authorize the Directors, in substitution For For Management for all substitutingauthorities, to exercise all powers of the Company to allot relevantsecurities [Section 80 of the Act] up to an aggregate nominalamount of GBP 456,791,387; [Authority expires the earlier of thec S.13 Authorize the Directors, for the purposes For For Management of Article 12 of theCompany's Articles of Association and pursuant to Section 95 ofthe Act, to allot equity securities [Section 94 of the Act] for cashpursuant to the authority conferred on the Directors by Resol S.14 Authorize the Company, for the purposes For For Management of Section 166 of the1985 Act, to make market purchases [Section 163 of the 1985 Act]of up to 584,204,484 ordinary shares of 25p each, at a minimumprice of 25p and up to 105% of the average middle marketquotations f S.15 Adopt the Articles of the association of For For Management the Company insubstitution for, and to the exclusion of, all existing Articles ofAssociation of the Company -------------------------------------------------------------------------------- GROUPE BRUXELLES LAMBERT SA, BRUXELLES Ticker: Security ID: B4746J115 Meeting Date: APR 8, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Management report of the Board of None Did not Management Directors and reports of theStatutory vote Audit-or on the FY 2007 2. Approve the annual accounts for the YE 31 For No Action Management DEC 2007, theconsolidated financial statements and the non-consolidatedannual accounts for the YE 31 DEC 2007, including appropriationof profits 3. Grant discharge to the Directors for the For No Action Management duties performed duringthe YE 31 DEC 2007 4. Grant discharge to the Statutory Auditor For No Action Management for duties performedduring the YE 31 DEC 2007 5.A.1 Re-elect Mr. Paul Desmarais as a Director For No Action Management for a term of 3 years 5.A.2 Re-elect Mr. Paul Desmarais, Jr. as a For No Action Management Director for a term of 3years 5.A.3 Re-elect Mr. Albert Frere as a Director For No Action Management for a term of 3 years 5.A.4 Re-elect Mr. Gerald Frere as a Director For No Action Management for a term of 3 years 5.A.5 Re-elect Mr. Gilles Samyn as a Director For No Action Management for a term of 3 years 5.B Acknowledge the resignation of Michel None Did not Management Denayer as the Auditor'spermanent vote repre-sentative, further to the Company's advanceapplication of rotation of the Aud-itor's post after a period of 7years; in 2008 and for the FY after, Deloitte-will be represented 6. Authorize Repurchase of up to 10 Percent For No Action Management of Issued Share Capital 7. Approve, in accordance with the decisions For No Action Management on the establishment ofthe Stock Option Plan by the general meeting of 24 APR 2007, toset at EUR 12.5 million the maximum value of shares in relation tothe option to be granted in 2008 8. Miscellaneous None Did not Management vote -------------------------------------------------------------------------------- HANG LUNG PPTYS LTD Ticker: Security ID: Y30166105 Meeting Date: NOV 5, 2007 Meeting Type: Annual General Meeting Record Date: OCT 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the financial For For Management statements and reports of theDirectors and the Auditors for the YE 30 JUN 2007 2. Declare a final dividend recommended by For For Management the Directors 3.A Re-elect Mr. Ronnie C. Chan as a Director For For Management 3.B Re-elect Mr. William P.Y. Ko as a For For Management Director 3.C Re-elect Mr. Terry S. Ng as a Director For For Management 3.D Authorize the Board of Directors to fix For For Management Directors' fees 4. Re-appoint KPMG as the Auditors of the For For Management Company at a fee to beagreed with the Directors 5.A Authorize Repurchase of Up to 10 Percent For For Management of Issued Share Capital 5.B Approve Issuance of Equity or For Against Management Equity-Linked Securities without Preemptive Rights 5.C Authorize Reissuance of Repurchased For For Management Shares -------------------------------------------------------------------------------- HAYS PLC Ticker: Security ID: G4361D109 Meeting Date: NOV 15, 2007 Meeting Type: Annual General Meeting Record Date: NOV 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Adopt the Directors' report and accounts For For Management 2. Declare a final dividend of 3.40 pence For For Management per share 3. Approve the Director's remuneration For For Management report 4. Re-appoint Mr. Alistair R. Cox as a For For Management Director of the Company 5. Re-appoint Mr. Paul S. Harrison as a For For Management Director of the Company 6. Re-elect Mr. Robert A. Lawson as a For For Management Director of the Company 7. Re-appoint Deloitte and Touche LLP as the For For Management Auditors of theCompany 8. Authorize the Board to fix the Auditors' For For Management remuneration 9. Authorize the Directors to allot ordinary For For Management shares of the Companyand the issuance of equity or equity-linked securities with the pre-emptive rights up to aggregate nominal amount of GBP 4,751,779 S.10 Authorize the Directors to disapply the For For Management issuance of equity orequity-linked securities with the pre-emptive rights up to aggregatenominal amount of GBP 712,766 S.11 Authorize the Company to purchase For For Management 213,830,083 ordinary shares S.12 Amend the Company's Articles of For For Management Association regarding electroniccommunications -------------------------------------------------------------------------------- HIROSE ELECTRIC CO.,LTD. Ticker: Security ID: J19782101 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Appropriation of Profits For For Management 2.1 Appoint a Corporate Auditor For Against Management 2.2 Appoint a Corporate Auditor For For Management 2.3 Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- HITACHI HIGH-TECHNOLOGIES CORPORATION Ticker: Security ID: J57418105 Meeting Date: JUN 25, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Appoint a Director For For Management 1.2 Appoint a Director For For Management 1.3 Appoint a Director For For Management 1.4 Appoint a Director For For Management 1.5 Appoint a Director For Against Management 1.6 Appoint a Director For For Management -------------------------------------------------------------------------------- HON HAI PRECISION IND LTD Ticker: Security ID: 438090201 Meeting Date: JUN 2, 2008 Meeting Type: Annual General Meeting Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Acknowledge the 2007 business operation For For Management report and the 2007audited financial statements, as specified 2. Acknowledge the distribution of 2007 For For Management profits, as specified 3. Approve the new shares issuance for For For Management capital increase by earningsre-capitalization, as specified 4. Approve the Global Depository Receipts For For Management [DRs] issuance, asspecified 5. Amend the Rule and Procedure for Asset For For Management Acquisition or Disposal,as specified 6. Amend the Company's Articles of For For Management Incorporation, as specified 7. Extraordinary motions None Did not Management vote -------------------------------------------------------------------------------- HONG KONG EXCHANGES AND CLEARING LTD Ticker: Security ID: Y3506N139 Meeting Date: APR 24, 2008 Meeting Type: Annual General Meeting Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited accounts for the YE For For Management 31 DEC 2007 togetherwith the reports of the Directors and the Auditor thereon 2. Declare a final dividend of HKD 3.40 per For For Management share 3.a Elect Dr. Bill C.P. Kwok as a Director For For Management 3.b Elect Mr. Vincent K.H. Lee as a Director For Against Management 3.c PLEASE NOTE THAT THIS IS A SHAREHOLDER Against For Shareholder PROPOSAL:elect Mr. Robert E.J. Bunker as a Director 3.d PLEASE NOTE THAT THIS IS A SHAREHOLDER Against Against Shareholder PROPOSAL:elect Mr. Gilbert K.T. Chu as a Director 4. Re-appoint PricewaterhouseCoopers as the For For Management Auditor of HKEx andauthorize the Directors to fix their remuneration 5. Authorize the Directors, subject to For For Management paragraph of the HKEx torepurchase shares of the HKEx on The Stock Exchange or anyother stock exchange on which the shares of the HKEx may belisted and recognized by the Securities and Futures Commissionand the Stock Ex -------------------------------------------------------------------------------- HONG KONG EXCHANGES AND CLEARING LTD Ticker: Security ID: Y3506N121 Meeting Date: APR 24, 2008 Meeting Type: Annual General Meeting Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited accounts for the YE For For Management 31 DEC 2007 togetherwith the reports of the Directors and Auditor thereon 2. Declare a Final Dividend of HKD 3.40 per For For Management share 3.a Elect Dr. Bill C P Kwok as a Director For For Management 3.b Elect Mr. Vincent K H Lee as a Director For For Management 4. Re-appoint PricewaterhouseCoopers as the For For Management Auditor of HKEx andauthorize the Directors to fix their remuneration 5. Authorize the Directors subject to For For Management paragraph, a general mandateduring the Relevant Period [as specified] all powers of HKEx torepurchase shares of HKEx on the Stock Exchange or on anyother stock exchange on which the shares of HKEx may be listedand which -------------------------------------------------------------------------------- IMPERIAL CHEM INDS PLC Ticker: Security ID: G47194223 Meeting Date: NOV 6, 2007 Meeting Type: Court Meeting Record Date: NOV 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve [with or without modification] a For For Management Scheme of Arrangementto be made between Imperial Chemical Industries PLC [theCompany] and the holders of the Scheme Shares -------------------------------------------------------------------------------- IMPERIAL CHEM INDS PLC Ticker: Security ID: G47194223 Meeting Date: NOV 6, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Scheme of Arrangement Proposed to For For Management be Made Between Imperial Chemical Industries PLC (the Company) and the Holders of the Scheme Shares -------------------------------------------------------------------------------- IMPERIAL TOBACCO GROUP PLC, BRISTOL Ticker: Security ID: G4721W102 Meeting Date: AUG 13, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 9, 2007 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve Acquisition of Altadis, SA by Unknown For Management Imperial Tobacco Overseas Holdings (3) Limited; Increase Authorised Capital from GBP 100M to GBP 5.604B; Authorise Issue of Equity with and without Pre-emptive Rights up to GBP 5.504B (Equity Bridge Facility) -------------------------------------------------------------------------------- IMPERIAL TOBACCO GROUP PLC, BRISTOL Ticker: Security ID: G4721W102 Meeting Date: JAN 29, 2008 Meeting Type: Annual General Meeting Record Date: JAN 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the accounts for the FYE 30 SEP For For Management 2007, together with theAuditors report thereon 2. Approve the Director's remuneration For For Management report for the FYE 30 SEP2007, together with the Auditors' report thereon 3. Declare a final dividend for the FYE 30 For For Management SEP 2007 of 48.5 penceper ordinary share of 10 pence payable on 15 FEB 2008 to thoseshareholders on the register at the close of the Business on 18JAN 2008 4. Elect Mrs. Alison J. Cooper as a Director For For Management of the Company 5. Re-elect Mr. Gareth Davis as a Director For For Management of the Company 6. Re-elect Mr. Robert Dyrbus as a Director For For Management of the Company 7. Elect Mr. Michael H. C. Herlihy as a For For Management Director of the Company 8. Re-elect Ms. Susan E. Murray as a For For Management Director of the Company 9. Elect Mr. Mark D. Williamson as a For For Management Director of the Company 10. Re-appoint PricewaterhouseCoopers LLP as For For Management the Auditors of theCompany to hold office until the conclusion of the next generalmeeting at which accounts are laid before the Company 11. Authorize the Directors to set the For For Management remuneration of the Auditors 12. Authorize the Company and it s For For Management subsidiaries, in accordance withSection 366 of the Companies Act 2006 [the "2006 Act"], to makedonations to political organizations or independent electioncandidates, as defined in Section 363 and 364 of the 2006 Act,not exc 13. Approve to extend the authority of the For For Management Directors or a dulyauthorized committee of the Directors to grant options over theordinary shares in the Company under the French appendix[Appendix 4] to the Imperial Tobacco Group InternationalSharesave Plan by a 38 14. Authorize the Directors, in substitution For For Management of the existing authoritiesand for the purpose of Section 80 of the Companies Act 1985 [ theAct], to allot relevant securities [Section 80(2) of the Act] up to anaggregate nominal amount of GBP 24,300,000; [Authori S.15 THAT THE DIRECTORS BE EMPOWERED TO ALLOT For For Management EQUITY SECURITIES, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH. S.16 THAT THE COMPANY BE AUTHORIZED TO MAKE For For Management MARKET PURCHASES OF ORDINARY SHARES OF 10 PENCE EACH OF THE COMPANY AND HOLD AS TREASURY SHARES, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH. S.17 Adopt, the Articles of Association For For Management produced to the meeting, insubstitution for and to the exclusion of the existing Articles ofAssociation of the Company S.18 Approve that, subject to resolution S.17 For For Management being passed and witheffect on and from 01 OCT 2008 or such later date as Section 175of the Companies Act 2006 shall be brought into force, Article 97of the Articles of Association adopted pursuant to resolution S -------------------------------------------------------------------------------- INVESTOR AB, STOCKHOLM Ticker: Security ID: W48102128 Meeting Date: APR 3, 2008 Meeting Type: Ordinary General Meeting Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Elect Mr. Jacob Wallenberg as the For For Management Chairman of the Meeting 2. Approve the voting list For For Management 3. Approve the agenda For For Management 4. Elect 2 persons to attest to the accuracy For For Management of the minutes 5. Approve to decide whether proper notice For For Management of the meeting has beenmade 6. Receive the annual report and the For For Management Auditors' report, as well as ofthe consolidated financial statements and the Auditors' report forthe Investor Group 7. Approve the President's address For For Management 8. Receive the report on the work of the For For Management Board of Directors, theRemuneration Committee, the Audit Committee and the Financeand Risk Committee 9. Adopt the income statement and the For For Management balance sheet for the ParentCompany, as well as of the consolidated income statement andthe consolidated balance sheet for the Investor Group 10. Grant discharge from liability of the For For Management Members of the Board ofDirectors and the President 11. Approve a dividend of SEK 4.75 per share For For Management and that 08 APR 2008is the record date for receipt of dividend 12. Approve to determine the number of For For Management Members of the Board ofDirectors at 10 and no Deputy Members of the Board of Directors 13. Approve Remuneration of Directors in the For For Management Aggregate Amount of SEK 6.9 Million; Approve Remuneration of Auditors 14. Re-elect Messrs. Sune Carlsson, Borje For For Management Ekholm, SirkkaHamalainen, Hakan Mogren, Grace Reksten Skaugen, AndersScharp, O. Griffith Sexton, Lena Treschow Torell, JacobWallenberg and Mr. Peter Wallenberg Jr. as the Members of theBoard of Directors; and Mr. Jaco 15.A Approve Remuneration Policy And Other For For Management Terms of Employment For Executive Management 15.B Approve a Long-Term Variable Remuneration For For Management Program for 2008which, in its basic principles, is identical to the programs approved2006 and 2007; and that in order to reduce the cost of the Long-Term Variable Remuneration Program, to hedge the Programthrough 16. Authorize Repurchase of up to 10 Percent For For Management of Issued Share Capital and Reissuance of Repurchased Shares for General Purposes and for Long-Term Incentive Program 17. Approve the Investor shall have a For For Management Nomination Committeeconsisting of 1 representative for each of the 4 shareholders orGroup of shareholders controlling the largest number of votes andthe Chairman of the Board of Directors; the names of the 4shareholder re 18. Conclusion of the meeting For For Management -------------------------------------------------------------------------------- JAMES HARDIE INDUSTRIES NV Ticker: Security ID: N4723D104 Meeting Date: AUG 17, 2007 Meeting Type: Annual General Meeting Record Date: AUG 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the annual accounts of Unknown No Action Management the Company for theFYE 31 MAR 2007 and that the annual accounts and the annualreport for the FYE 31 MAR 2007 be published in the Englishlanguage, as specified 2. Adopt the remuneration report of the Unknown No Action Management Company for the YE 31 MAR2007 3.a Re-elect Mr. J.D. Barr as a Member of the Unknown No Action Management Supervisory and JointBoards of the Company, in accordance with Article 22.4 of theCompany's Articles of Association 3.b Re-elect Mrs. C. Walter as a Member of Unknown No Action Management the Supervisory and JointBoards of the Company, in accordance with Article 22.4 of theCompany's Articles of Association 4.a Approve for all purposes for the Unknown No Action Management participation in the SupervisoryBoard Share Plan 2006 [SBSP-2006] by Mr. D. DeFosset inaccordance with the terms of the SBSP-2006 and on the basis asspecified 4.b Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMr. B.P. Anderson in accordance with the terms of the SBSP-2006 as specified 4.c Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMr. J.D. Barr in accordance with the terms of the SBSP-2006 andon the basis as specified 4.d Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMr. M.N. Hammes in accordance with the terms of the SBSP-2006and on the basis as specified 4.e Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMr. D.G. McGauchie in accordance with the terms of the SBSP-2006 and on the basis as specified 4.f Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMr. R.M.J. Van Der Meer in accordance with the terms of theSBSP-2006 and on the basis as specified 4.g Approve for all purposes for the Unknown No Action Management participation in the SBSP-2006 byMrs. C. Walter in accordance with the terms of the SBSP-2006and on the basis as specified 5.a Approve for all purposes: participation Unknown No Action Management in the James HardieIndustries NV Long Term Incentive Plan 2006 (LTIP) to amaximum of 882,000 Options by Mr. L. Gries; and acquisitionaccordingly by Mr. L. Gries of shares up to the stated maximum,all in accordance w 5.b Approve Participation in the LTIP and Unknown No Action Management Issue of Options to R.L. Chenu 5.c Approve for all purposes: participation Unknown No Action Management in the LTIP to a maximumof 176,000 Options by Mr. B.P. Butterfield; and acquisitionaccordingly by Mr. B.P. Butterfield of Shares up to the statedmaximum, all in accordance with the terms of the LTIP asspecified 6. Authorize the Managing Board irrevocably Unknown No Action Management to cause the Companyto acquire, subject to approval of the Joint Board, shares in thecapital of the Company for valuable consideration within the pricerange as specified, whether as an on or off financial marketpur 7. Approve to reduce the issued share Unknown No Action Management capital of the Company, bycanceling shares repurchased or to be repurchased by theCompany under any share repurchase program, the exact numberof which to be determined by the Managing Board up to amaximum of 10% of the i S.8 Amend the Articles of Association as Unknown No Action Management specified; authorize theMembers of the Joint or Managing Boards of the Company or anyLawyer of the Company's Dutch legal advisor, Mr. De BrauwBlackstone Westbroek NV, in connection with the amendments tothe Articles o -------------------------------------------------------------------------------- JAPAN TOBACCO INC. Ticker: Security ID: J27869106 Meeting Date: JUN 24, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 3. Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- JOHN WOOD GROUP PLC, ABERDEEN Ticker: Security ID: G9745T100 Meeting Date: MAY 22, 2008 Meeting Type: Annual General Meeting Record Date: MAY 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the audited financial statements For For Management of the Company for theYE 31 DEC 2007 together with the Directors' report and theAuditors' report thereon and the auditable part of the Directors'remuneration report 2. Declare and authorize the payment of a For For Management final dividend of 5 UScents per share in respect of the YE 31 DEC 2007, payable on 26MAY 2008 to shareholders on the register of the Members at theclose of business on 25 MAR 2008 3. Approve the Directors' remuneration For For Management report prepared by theRemuneration Committee and approve the Board for the YE 31DEC 2007 4. Re-elect Sir Ian C. Wood as a Director, For For Management who retires by rotation,pursuant to the Article 39 of the Company's Articles of Association 5. Re-elect Mr. Allister G. Langlands as a For For Management Director, who retires byrotation, pursuant to the Article 39 of the Company's Articles ofAssociation 6. Re-elect Mr. John C. Morgan as a For For Management Director, who retires byrotation, pursuant to the Article 39 of the Company's Articles ofAssociation 7. Re-elect Mr. Neil H. Smith as a Director, For For Management who retires by rotation,pursuant to the Article 39 of the Company's Articles of Association 8. Elect Mr. James B. Renfroe Jnr as a For For Management Director, in accordance withthe Article 40 of the Company's Articles of Association, holdsoffice until the AGM 9. Re-appoint PricewaterhouseCoopers LLP as For For Management the Auditors of theCompany to hold office until the conclusion of the next AGM of theCompany 10. Authorize the Directors to fix the For For Management remuneration of the Auditors 11. Authorize the Directors, pursuant to the For For Management Section 80 of theCompanies Act 1985[Act], to allot relevant securities, up to anaggregate nominal amount of GBP 5,842,040; [Authority expiresthe earlier of the conclusion of the AGM of the Company in 2009or 15 mont S.12 Approve and adopt the Articles of For For Management Association as specified insubstitution for, and to the exclusion of, the existing Articles ofAssociation S.13 Authorize the Directors, subject to the For For Management passing of Resolution 11above and in substitution for all existing authorities, pursuant toSection 95 of the Act, to allot equity securities [Section 94 of theAct] for cash pursuant to the authority conferred by Res S.14 Authorize the Company, for the purposes For For Management of Section 166 of the Actto make market purchases [Section 163(3) of the Act] of ordinaryshares of 3 1/3 pence each in the capital of the Company['ordinary shares'] provide that : a) the maximum number ofordinary -------------------------------------------------------------------------------- KEPPEL CORPORATION LTD Ticker: Security ID: Y4722Z120 Meeting Date: APR 25, 2008 Meeting Type: Annual General Meeting Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the Director's report For For Management and Audited accounts forthe YE 31 DEC 2007 2. Approve to declare a final dividend of 10 For For Management cents per share taxexempt one-tier and a special dividend of 45 cents per share taxexempt one-tier for the YE 31 DEC 2007 [2006: final dividend of 8cents per share less tax] 3. Re-elect Mr. Lim Chee Onn as a Directors, For For Management who retires pursuant toArticle 81B of the Company's Articles of Association and who,being eligible, offer themselves for re-election pursuant to Article81C 4. Re-elect Mr. Tony Chew Leong-Chee as a For For Management Directors, who retirespursuant to Article 81B of the Company's Articles of Associationand who, being eligible, offer themselves for re-election pursuantto Article 81C 5. Re-elect Mr. Teo Soon Hoe as a Directors, For For Management who retires pursuant toArticle 81B of the Company's Articles of Association and who,being eligible, offer themselves for re-election pursuant to Article81C 6. Re-elect Mr. Sven Bang Ullring as a For For Management Director at the conclusion ofthis AGM, and who, being eligible, offers himself for re-electionpursuant to Section 153(6) of the Companies Act [Chapter 50] tohold office until the conclusion of the next AGM of the Compan 7. Approve Non-Executive Directors' Fees of For For Management SG$600,625 in Cash (2006: SG$610,000) and Award of an Aggregate Number of 15,500 Existing Ordinary Shares in the Capital of the Company as Payment in Part of Their Remuneration for the Year Ended Dec. 31, 2007 8. Re-appoint the Auditors and authorize the For For Management Directors to fix theirremuneration 9. Authorize the Board of Directors of the For Against Management Company, pursuant toSection 161 of the Companies Act, Chapter 50 of Singapore, andArticle 48A of the Company's Articles of Association, to: a) i) issueshares in the capital of the Company ['Shares'] whether by wa -------------------------------------------------------------------------------- KEPPEL CORPORATION LTD Ticker: Security ID: Y4722Z120 Meeting Date: APR 25, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Authorize Share Repurchase Program For For Management 2. Approve Mandate for Transactions with For For Management Related Parties -------------------------------------------------------------------------------- KEYENCE CORPORATION Ticker: Security ID: J32491102 Meeting Date: JUN 19, 2008 Meeting Type: Annual General Meeting Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Appropriation of Profits For Against Management 2.1 Appoint a Director For Against Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 4 Appoint a Substitute Corporate Auditor For For Management 5 Approve Payment of Accrued Benefits For For Management associated with Abolition ofRetirement Benefit System for Current Corporate Officers 6 Amend the Compensation to be Received by For For Management Corporate Officers -------------------------------------------------------------------------------- KONE OYJ Ticker: Security ID: X4551T105 Meeting Date: FEB 25, 2008 Meeting Type: Ordinary General Meeting Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Adopt the Accounts For For Management 1.2 Approve the action on profit or loss and For For Management to pay a dividend of EUR1.30 per share 1.3 Grant discharge from liability For For Management 1.4 Approve the remuneration of the Board For For Management Members 1.5 Approve the remuneration of the For For Management Auditor[s] 1.6 Approve the number of the Board Members For For Management 1.7 Approve the number of the Auditors For For Management 1.8 Elect the Board For For Management 1.9 Elect the Auditor[s] For For Management 2. Amend the Articles of Association For For Management 3. Approve to increase number of shares For For Management through share issuewithout payment 4. Approve to confirm the fulfillment of For For Management share subscription criteria for2005C option rights and crediting subscription price for sharesissued based on 2005 A/B/C and 2007 option rights in part to paidup unrestricted equity reserve 5. Authorize the Board to decide on For For Management repurchase of treasury sharesand on distribution of repurchased treasury shares -------------------------------------------------------------------------------- KYOCERA CORPORATION Ticker: Security ID: J37479110 Meeting Date: JUN 26, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For Against Management 3.2 Appoint a Corporate Auditor For For Management 3.3 Appoint a Corporate Auditor For For Management 4. Approve Payment of Bonuses to Corporate For For Management Officers 5. Payment of Retirement Allowance to For For Management Retired Director and RetiringDirector and Corporate Auditor -------------------------------------------------------------------------------- L'OREAL S.A., PARIS Ticker: Security ID: F58149133 Meeting Date: APR 22, 2008 Meeting Type: MIX Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the reports of the Board of For For Management Directors and the Auditors,and approve the Company's financial statements for the YE 2007,as presented; earnings for the FY 2007: EUR 2,822,429,471.46,income for the FY 2006 EUR 1,690,255,720.74 2. Receive the reports of the Board of For For Management Directors and the Auditors,and approve the consolidated financial statements for the said FY,in the form presented to the meeting 3. Approve the recommendations of the Board For For Management of Directors and toresolve that the income for the FY be appropriated as follows:earnings for the FY: EUR 2,822,429,471.46 no allocation to thelegal reserve, the amount of this reserve is more of one tenth ofthe so 4. Receive the special report of the For For Management Auditors on agreementsgoverned by Article L.225.40 of the French Commercial Code, andapprove the said report and the agreements referred to therein 5. Appoint Mr. Charles Henri Filippi as a For For Management Director, to replace Mr.Franck Riboud, for the remainder of Mr. Franck Riboud's term ofOffice, i.e. until the shareholders' meeting called to approve thefinancial statements for the FY 2010 6. Approve to reniew the appointment of Mr. For For Management Bernard Kasriel as aDirector for a 4 year period 7. Authorize the Board of Directors to buy For For Management back the Company'sshares on the open market, subject to the conditions describedbelow: maximum purchase price: EUR 130.00, maximum numberof shares to be acquired: 10% of the share capital, maximumfunds invested in 8. Authorize the Board of Directors to For For Management cancel all or part of the sharesheld by the Company in connection with a Stock RepurchasePlan, on 1 or more occasions and at its sole discretion, up to amaximum of 10% of the share capital over a 24 month period;[Author 9. Grants full powers to the bearer of an For For Management original, a copy or extract ofthe minutes of this meeting to carry out all filings, publications andother formalities prescribed By-Law -------------------------------------------------------------------------------- LI & FUNG LTD Ticker: Security ID: G5485F144 Meeting Date: DEC 7, 2007 Meeting Type: Special General Meeting Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve and ratify the Disposal and the For For Management Agreements, as well as allother agreements in relation to and the transactions contemplatedunder the disposal and the Agreements, as specified; andauthorize the Directors of the Company to do all such acts andthings -------------------------------------------------------------------------------- LI & FUNG LTD Ticker: Security ID: G5485F144 Meeting Date: MAY 21, 2008 Meeting Type: Annual General Meeting Record Date: MAY 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited For For Management consolidated accounts and thereports of the Directors and the Auditors for the YE 31 DEC 2007 2. Declare a final dividend of 50 HK cents For For Management per share in respect of theYE 31 DEC 2007 3.a Re-elect Dr. William Fung Kwok Lun as a For For Management Director 3.b Re-elect Mr. Allan Wong Chi Yun as a For For Management Director 3.c Re-elect Mr. Makoto Yasuda as a Director For For Management 4. Re-appoint PricewaterhouseCoopers as the For For Management Auditors andauthorize the Board of Directors to fix their remuneration 5. Authorize the Directors of the Company, For For Management subject to this resolution,to purchase shares of the Company during the relevant period, notexceeding 10% of the aggregate nominal amount of the sharecapital of the Company on The Stock Exchange of Hong KongLimited 6. Authorize the Directors of the Company, For Against Management to allot, issue and dealwith additional shares in the capital of the Company and to makeor grant offers, agreements and options during and after therelevant period, a) not exceeding 20% of the aggregate nominalamoun 7. Authorize the Directors of the Company to For For Management exercise the powers ofthe Company referred to Resolution 6, as specified, in respect ofthe share capital of the Company referred to such resolution -------------------------------------------------------------------------------- MILLEA HOLDINGS,INC. Ticker: Security ID: J4276P103 Meeting Date: JUN 23, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 3.11 Appoint a Director For For Management 3.12 Appoint a Director For For Management 3.13 Appoint a Director For For Management -------------------------------------------------------------------------------- MITSUBISHI ELECTRIC CORPORATION Ticker: Security ID: J43873116 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Appoint a Director For For Management 1.2 Appoint a Director For For Management 1.3 Appoint a Director For For Management 1.4 Appoint a Director For For Management 1.5 Appoint a Director For For Management 1.6 Appoint a Director For For Management 1.7 Appoint a Director For For Management 1.8 Appoint a Director For For Management 1.9 Appoint a Director For For Management 1.10 Appoint a Director For For Management 1.11 Appoint a Director For For Management 1.12 Appoint a Director For For Management -------------------------------------------------------------------------------- MITSUBISHI UFJ FINANCIAL GROUP,INC. Ticker: Security ID: J44497105 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 2.14 Appoint a Director For For Management 2.15 Appoint a Director For For Management 2.16 Appoint a Director For For Management 2.17 Appoint a Director For For Management 3. Establishment of the Amount of For For Management Remuneration, etc. to be Paid asBonus to Directors -------------------------------------------------------------------------------- MITSUI & CO.,LTD. Ticker: Security ID: J44690139 Meeting Date: JUN 24, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For Against Management 3.2 Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- MITSUI O.S.K.LINES,LTD. Ticker: Security ID: J45013109 Meeting Date: JUN 24, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 3.11 Appoint a Director For For Management 4. Appoint a Substitute Corporate Auditor For For Management 5. Issue of Stock Acquisition Rights for the For For Management Purpose of Executing aStock Option System to Executive Officers, General Managers,and Presidents of the Company's Consolidated Subsidiaries inJapan -------------------------------------------------------------------------------- MITSUI SUMITOMO INSURANCE COMPANY,LIMITED Ticker: Security ID: J45174109 Meeting Date: JAN 31, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Share Transfer Plan For For Management 2. Amend the Articles of Incorporation For For Management -------------------------------------------------------------------------------- NESTLE SA, CHAM UND VEVEY Ticker: Security ID: H57312466 Meeting Date: APR 10, 2008 Meeting Type: Annual General Meeting Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the annual report, annual For No Action Management financial statements of NestleS.A., and consolidated financial statements of Nestle Group 2007,report of the Auditors 2. Grant discharge to the Board of Directors For No Action Management and the Management 3. Approve the appropriation of profits For No Action Management resulting from the balancesheet of Nestle S.A. 4.1.1 Elect Mr. Andreas Koopmann to the Board For No Action Management of Directors [for a termof 3 years] 4.1.2 Elect Mr. Rolf Haenggi to the Board of For No Action Management Directors [for a term of 3years] 4.2.1 Elect Mr. Paul Bulcke to the Board of For No Action Management Directors [for a term of 3years] 4.2.2 Elect Mr. Beat W. Hess to the Board of For No Action Management Directors [for a term of 3years] 4.3 Re-elect KPMG SA as the Auditors [for a For No Action Management term of 1 year] 5.1 Approve CHF 10.1 million reduction in For No Action Management share capital viacancellation of 10.1 million 5.2 Approve 1:10 stock split For No Action Management 5.3 Amend the Article 5 and 5 BIS Paragraph 1 For No Action Management of the Articles ofAssociation 6. Approve the complete revision of the For No Action Management Articles of Association -------------------------------------------------------------------------------- NESTLE SA, CHAM UND VEVEY Ticker: Security ID: H57312466 Meeting Date: APR 10, 2008 Meeting Type: Ordinary General Meeting Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR For No Action Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE AG -------------------------------------------------------------------------------- NIPPON PAPER GROUP, INC. Ticker: Security ID: J56354103 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 4.1 Appoint a Corporate Auditor For For Management 4.2 Appoint a Corporate Auditor For For Management 4.3 Appoint a Corporate Auditor For Against Management 4.4 Appoint a Corporate Auditor For For Management 5. Appoint a Substitute Corporate Auditor For For Management -------------------------------------------------------------------------------- NISSAN MOTOR CO.,LTD. Ticker: Security ID: J57160129 Meeting Date: JUN 25, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Delegation to the Board of Directors in For For Management deciding the Terms andConditions of the Issuance of Shinkabu-Yoyakuken (stockacquisition right) without Consideration as Stock Options toEmployees of the Company and Directors and Employees of itsAffiliates 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 4. Approve Payment of Bonuses to Directors For For Management 5. Amend the Compensation to be received by For For Management Directors -------------------------------------------------------------------------------- NOVOZYMES A/S Ticker: Security ID: K7317J117 Meeting Date: MAR 5, 2008 Meeting Type: Annual General Meeting Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Board of Director's report on For For Management the Company's activitiesfor the YE 2. Approve the audited annual report 2007, For For Management including discharge ofthe Board of Management and the Board of Directors from liabilityfor actions taken in discharge of their responsibilities in the YE 3. Approve the appropriation of profits or For For Management covering of lossesaccording to the adopted annual report; the dividend of DKK 5.00per A/B share of DKK 10 4. Approve the general guidelines for the For For Management incentive program of theBoard of Management; and the draft General Guidelines forincentive payment for the Board of Management in NovozymesA/S and to involve the insertion of the new Article 14.2 in theArticles of As 5.1 Re-elect Mr. Henrik Gurtler as a Member For For Management of the Board of Directors 5.2 Re-elect Mr. Kurt Anker Nielsen as a For For Management Member of the Board ofDirectors 5.3 Re-elect Mr. Paul Petter Aas as a Member For For Management of the Board ofDirectors 5.4 Re-elect Mr. Jerker Hartwall as a Member For For Management of the Board ofDirectors 5.5 Re-elect Mr. Walther Thygesen as a Member For For Management of the Board ofDirectors 5.6 Re-elect Mr. Mathias Ulhen as a Member of For For Management the Board of Directors 5.7 Elect Mr. Hans Werdelin as a Member of For For Management the Board of Directors 6. Re-appoint PricewaterhouseCoopers as the For For Management Auditors of theCompany 7. Authorize the Board of Directors to allow For For Management the Company to acquireits own shares up to an aggregate nominal value of 10% of itsshare capital, as specified in Section 48 of the Danish PublicCompanies Act, the purchase price not deviated by more than10% from 8. Any other business None Did not Management vote -------------------------------------------------------------------------------- OJSC MMC NORILSK NICKEL Ticker: NILSY Security ID: 46626D108 Meeting Date: JUN 30, 2008 Meeting Type: Contested-Annual Record Date: MAY 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01 TO APPROVE THE ANNUAL REPORT AND For For Management ANNUALACCOUNTING STATEMENTS, INCLUDING PROFIT-AND-LOSSSTATEMENT OF MMC NORILSK NICKEL FOR 2007. TOAPPROVE DISTRIBUTION OF THE PROFITS AND LOSSES OFMMC NORILSK NICKEL FOR 2007. 02 TO DECLARE THE PAYMENT OF ANNUAL For For Management DIVIDENDS ONORDINARY REGISTERED SHARES OF MMC NORILSK NICKELFOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARYSHARE. TAKING INTO ACCOUNT INTERIM DIVIDENDSALREADY PAID FOR 9 MONTHS OF 2007 IN THE AMOUNT OFRUB 108 PER ORDINARY S 04 TO ELECT THE FOLLOWING MEMBERS TO THE For For Management REVISIONCOMMISSION: MARINA V. VDOVINA/ ELENA A. GAVRILOVA/NIKOLAY V. MOROZOV/ ELENA S. NAZAROVA/ OLGA YU.ROMPEL 05 TO APPROVE OOO ROSEXPERTIZA AS THE For For Management AUDITOR OFRUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSKNICKEL FOR 2008. 6A AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO ADD NEW SUBSECTION 8 TO SECTION 6.8 6B AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO ADD NEW SECTION 6.19 6C AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 8.3 6D AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 8.5 6E AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 8.8 6F AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 8.15 6G AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 8.17 6H AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 9.3.36 6I AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 9.3.42 6J AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 9.3.43 6K AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO AMEND SECTION 10.8.2 6L AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT SECTION 13.8 6M AMENDMENT TO THE CHARTER OF MMC NORILSK For For Management NICKEL:TO SUPPLEMENT THE CHARTER WITH SECTION 14 07 TO ADOPT THE REGULATIONS ON THE BOARD For For Management OFDIRECTORS OF MMC NORILSK NICKEL AS PER APPENDIX 1 8A REMUNERATION & REIMBURSEMENT OF For For Management EXPENSESINCURRED BY INDEPENDENT DIRECTORS - MEMBERS OFBOARD: (1) TO ESTABLISH THAT BASIC AMOUNT OFREMUNERATION TO BE PAID TO AN INDEPENDENTDIRECTOR SHALL BE RUB 1,250,000 PER QUARTER, (2) IFAN INDEPENDENT DIRECTOR PRESIDES 8B REMUNERATION & REIMBURSEMENT OF For For Management EXPENSESINCURRED BY INDEPENDENT DIRECTORS - MEMBERS OFBOARD: (1) TO APPROVE THE INDEPENDENT DIRECTORSINCENTIVE PROGRAM - OPTIONS PLAN AS PER APPENDIX2, (2) TO ESTABLISH THAT THE TERMS OF THEAFOREMENTIONED PROGRAM SHALL BE F 09 THE VALUE OF PROPERTY BEING THE SUBJECT For For Management OFINTERRELATED TRANSACTIONS TO INDEMNITY MEMBERSOF THE BOARD OF DIRECTORS AND MEMBERS OF THEMANAGEMENT BOARD OF MMC NORILSK NICKEL AGAINSTDAMAGES THE AFOREMENTIONED PERSONS MAY INCUR INTHEIR RESPECTIVE POSITIONS MEN 10 TO APPROVE INTERRELATED TRANSACTIONS, TO For For Management WHICHALL MEMBERS OF THE BOARD OF DIRECTORS ANDMEMBERS OF THE MANAGEMENT BOARD OF MMC NORILSKNICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVETHE OBLIGATIONS OF MMC NORILSK NICKEL TO INDEMNIFYMEMBERS OF THE BOARD OF 11 TO ESTABLISH THAT THE VALUE OF SERVICES For For Management INVOLVINGLIABILITY INSURANCE FOR MEMBERS OF THE BOARD OFDIRECTORS AND MEMBERS OF THE MANAGEMENT BOARDOF MMC NORILSK NICKEL WITH LIABILITY LIMITED TO USD150,000,000 AND ADDITIONAL INSURANCE COVERAGE LIMITOF USD 50,00 12 TO APPROVE THE TRANSACTION, TO WHICH ALL For For Management MEMBERSOF THE BOARD OF DIRECTORS AND MEMBERS OF THEMANAGEMENT BOARD OF MMC NORILSK NICKEL AREINTERESTED PARTIES, INVOLVING LIABILITY INSURANCEFOR MEMBERS OF THE BOARD OF DIRECTORS ANDMEMBERS OF THE MANAGEMENT BOARD -------------------------------------------------------------------------------- PARTNERS GROUP HOLDING, BAAR Ticker: Security ID: H6120A101 Meeting Date: APR 11, 2008 Meeting Type: Annual General Meeting Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the annual report 2007 For No Action Management 2. Approve the appropriation and allocation For No Action Management of the balance sheetprofit 3. Approve the compensation report For No Action Management 4. Amend the Articles of Incorporation For No Action Management 5. Grant discharge to the Members of the For No Action Management Board of Directors and theManagement 6.1 Re-elect Dr. Marcel Erni For No Action Management 6.2 Re-elect Mr. Ulrich Fehring For No Action Management 7. Elect the Auditors and the Group Auditors For No Action Management 8. Miscellaneous None Did not Management vote -------------------------------------------------------------------------------- PARTNERS GROUP HOLDING, BAAR Ticker: Security ID: H6120A101 Meeting Date: APR 11, 2008 Meeting Type: Annual General Meeting Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR For No Action Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE AG -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBRA Security ID: 71654V101 Meeting Date: APR 4, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor O4 ELECTION OF ONE MEMBER OF THE BOARD OF For For Management DIRECTORS O6 ELECTION OF ONE MEMBER OF THE AUDIT For For Management COMMITTEEAND HIS/HER RESPECTIVE SUBSTITUTE -------------------------------------------------------------------------------- RAKUTEN,INC. Ticker: Security ID: J64264104 Meeting Date: MAR 27, 2008 Meeting Type: Annual General Meeting Record Date: DEC 28, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Appropriation of Retained For For Management Earnings 2 Amend Articles to: Expand Business Lines, For For Management Change Company'sLocation to Shinagawa, Approve Minor Revisions Related to theRespective Laws and Regulations 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 3.11 Appoint a Director For For Management 3.12 Appoint a Director For For Management 3.13 Appoint a Director For For Management 3.14 Appoint a Director For For Management 4 Appoint a Corporate Auditor For For Management 5 Allow Board to Authorize Use of Stock For For Management Options -------------------------------------------------------------------------------- REED ELSEVIER P L C Ticker: Security ID: G74570121 Meeting Date: APR 23, 2008 Meeting Type: Annual General Meeting Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial statements For For Management 2. Approve the Directors remuneration report For For Management 3. Declare a final dividend For For Management 4. Re-appoint the Auditors For For Management 5. Approve the Auditors remuneration For For Management 6. Re-elect Sir Crispin Davis as a Director For For Management 7. Re-elect Mr. Andrew Prozes as a Director For For Management 8. Re-elect Mr. Lisa Hook as a Director For For Management 9. Re-elect Mr. Gerard Van De Aast as a For For Management Director 10. Approve the allotment of unissued shares For For Management S.11 Approve the disapplication of pre-emption For For Management rights S.12 Grant authority to purchase own shares For For Management S.13 Amend the New Article of Association For For Management -------------------------------------------------------------------------------- REXAM PLC, LONDON Ticker: Security ID: G1274K113 Meeting Date: MAY 1, 2008 Meeting Type: Annual General Meeting Record Date: APR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the annual report for For For Management the YE 31 DEC 2007 2. Approve the remuneration report For For Management 3. Declare the 2007 final dividend on the For For Management ordinary shares 4. Elect Mr. Peter Ellwood as a Director For For Management 5. Re-elect Mr. Bill Barker as a Director For For Management 6. Re-appoint PricewaterhouseCoopers LLP as For For Management the Auditor andauthorize the Directors to determine its remuneration 7. Authorize the Directors to allot relevant For For Management securities 8. Authorize the Directors to allot equity For For Management securities for cash 9. Authorize the Company to purchase its own For For Management ordinary shares 10. Adopt the new Articles of Association to For For Management have effect on and form01 OCT 2008 -------------------------------------------------------------------------------- RIO TINTO LTD Ticker: Security ID: Q81437107 Meeting Date: APR 24, 2008 Meeting Type: Annual General Meeting Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Company's financial report For For Management and the reports of theDirectors and Auditors for the YE 31 DEC 2007 2. Approve the remuneration report for the For For Management YE 31 DEC 2007 as setout in the 2007 3. Elect Mr. Richard Evans as a Director For For Management 4. Elect Mr. Yves Fortier as a Director For For Management 5. Elect Mr. Paul Tellier as a Director For For Management 6. Elect Mr. Tom Albanese as a Director For For Management 7. Elect Mr. Vivienne Cox as a Director For For Management 8. Re-elect Mr. Richard Goodmanson as a For For Management Director 9. Re-elect Mr. Paul Skinner as a Director For For Management 10. Re-appoint PricewaterhouseCoopers LLP as For For Management Auditors of Rio TintoPLC to hold office until the conclusion of the next AGM at whichaccounts are laid before Rio Tinco PLC and authorize the auditCommittee to determine the Auditors remuneration 11. Approve to buy-backs by Rio Tinto Limited For For Management of fully paid ordinaryshares in Rio Tinto Limited [ordinary shares] in accordance withthe listing rules of the Australian Securities Exchange in the periodas specified this approval until the [and including] the d S.12 Approve to buy-backs by Rio Tinto Limited For For Management of fully paid ordinaryshares from Tinto holdings Australia Pty (THA) in the periodspecified this approval until [and including] the date of the RioTinto Limited 2009 AGM or 23 APR 2009 [whichever is later],upon te S.13 Amend, subject to the consent in writing For For Management of the holder of thespecial voting shares, by deleting in their entirety rule 5A(a)(ii)(E)and rule 5A(b); and by deleting in its entirety Article 8A(b)(v) andthe words for the purpose of this Article, the prescribe -------------------------------------------------------------------------------- ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH Ticker: Security ID: G76891111 Meeting Date: AUG 10, 2007 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 8, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Acquisition of the ABN AMRO Unknown For Management Businesses; Authorise Directors to Agree with Fortis and Santander and to Implement the Offers; Increase in Capital to GBP 3,017,622,930.50; Issue Equity with Rights up to GBP 139,035,925 (Offers or Acquisition) -------------------------------------------------------------------------------- ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH Ticker: Security ID: G76891111 Meeting Date: APR 23, 2008 Meeting Type: Annual General Meeting Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and approve the report and For For Management accounts 2. Approve the remuneration report For For Management 3. Approve to declare a final dividend on For For Management the ordinary shares 4. Re-elect Mr. C.A.M. Buchan For For Management 5. Re-elect Dr. J.M. Currie For For Management 6. Re-elect Mrs J.C. Kong For For Management 7. Re-elect Sir. Tom McKillop For For Management 8. Re-elect Sir. Steve Robson For For Management 9. Re-elect Mr. G.R. Whitlaker For For Management 10. Re-appoint Deloitte and Touche LLP as the For For Management Auditors 11. Authorize the Audit Committee to fix the For For Management remuneration of theAuditors 12. Approve to create additional ordinary For For Management shares 13. Approve to renew authority to allot For For Management ordinary shares 14. Approve to disapply pre-emption rights For For Management 15. Approve to allow the purchase of own For For Management shares 16. Approve to create additional preference For For Management shares and renewDirectors' authority to allot preference shares 17. Approve to renew authority to offer For For Management shares in lieu of cash dividend 18. Approve to adopt new Articles of For For Management Association -------------------------------------------------------------------------------- ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH Ticker: Security ID: G76891111 Meeting Date: MAY 14, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve to increase the authorized share For For Management capital of the Companyby the creation of an additional 6,123,010,462 ordinary shares of25 pence each in the capital of the Company, such shares formingone class with the existing ordinary shares and having attached 2. Approve in addition to increase the For For Management authorized share capitalproposed in Resolution 1, the authorized share capital of theCompany be increased by the creation of an additional1,000,000,000 ordinary shares of 25 pence each in the capital ofthe Company, such -------------------------------------------------------------------------------- ROYAL DUTCH SHELL PLC, LONDON Ticker: Security ID: G7690A100 Meeting Date: MAY 20, 2008 Meeting Type: Annual General Meeting Record Date: MAY 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the Company's annual accounts for For For Management the financial yearended 31 DEC 2007, together with the Directors' report and theAuditors' report on those accounts 2. Approve the remuneration report for the For For Management YE 31 DEC 2007, asspecified 3. Elect Dr. Josef Ackermann as a Director For For Management of the Company effectfrom 21 MAY 2008 4. Re-elect Sir. Peter Job as a Director of For For Management the Company 5. Re-elect Mr. Lawrence Ricciardi as a For For Management Director of the Company 6. Re-elect Mr. Peter Voster as a Director For For Management of the Company 7. Re-appoint PricewaterhouseCoopers LLP as For For Management the Auditors of theCompany from the conclusion of this meeting until the conclusionof the next general meeting before which accounts are laid 8. Authorize the Board to settle the For For Management remuneration of the Auditors for2008 9. Authorize the Board, in substitution for For For Management all existing authority toextent unused, to allot relevant securities [Section 80 of theCompanies Act 1985], up to an aggregate nominal amount of GBP147 million; [Authority expires the earlier of the conclusion of t S.10 Authorize the Board , pursuant to Section For For Management 95 of the CompaniesAct 1985, to allot equity securities [within the meaning of Section94 of the said Act] for cash pursuant to the authority conferred bythe previous resolution and/or where such allotment constitu S.11 Authorize the Company, to make market For For Management purchases [Section 163of the Companies Act 1985] of up to 6 million ordinary shares ofEUR 0.07 each in the capital of the Company, at a minimum priceof EUR 0.07 per share and not more than 5% above the averagemarket v 12. Authorize, in accordance with Section 366 For For Management of the Companies Act2006 and in substitution for any previous authorities given to theCompany [and its subsidiaries], the Company [and all companiesthat are subsidiaries of the company at any time during the perio 13. Approve the revised individual limit For For Management under the Long-term IncentivePlan that under the Long-term Incentive Plan a conditional awardof free Royal Dutch Shell shares can be made to any participant inany one year, with a face value at grant equal to up to fou 14. Approve to extend participation in For Against Management Restricted Share Plan awardsto Executive Directors S.15 Adopt the Articles of Association For For Management produced to the meeting andinitialed by the Chairman of the Meeting for the purpose ofidentification be as the Articles of Association of the Company insubstitution for, and to the exclusion of, the existing Articles ofAs -------------------------------------------------------------------------------- SANDVIK AB, SANDVIKEN Ticker: Security ID: W74857165 Meeting Date: APR 29, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting For No Action Management 2. Elect Attorney Sven Unger as a Chairman For No Action Management of the meeting 3. Approve the voting list For No Action Management 4. Elect 1 or 2 persons to countersign the For No Action Management minutes 5. Approve the agenda For No Action Management 6. Approve to examine whether the meeting For No Action Management has been duly convened 7. Receive the annual report, the Auditors' For No Action Management report and the Groupaccounts and the Auditors' report for the Group 8. Speech by the President For No Action Management 9. Adopt the profit and loss account, For No Action Management balance sheet and consolidatedprofit and loss account and consolidated balance sheet 10. Grant discharge from liability of the For No Action Management Board of Directors and thePresident for the period to which the accounts relate 11. Approve the allocation of the Company's For No Action Management profit in accordance withthe adopted balance sheet and a dividend of SEK 4 per share and05 MAY 2008 as record day 12. Approve to determine the number of Board For No Action Management Members to be 8, nodeputies and 1 Accounting Firm as the Auditor; in conjuction withthis, the work of the Nomination Committee will be presented 13. Approve the fees to the Board and the For No Action Management Auditors: Board Membernot employed by the Company SEK 450,000, Chairman of theBoard of Directors SEK 1,350,000, Deputy Chairman SEK900,000, Board Member elected by the general meeting who is aMember of the Audit Commi 14. Re-elect Messrs. Georg Ehrnrooth, Fredrik For No Action Management Lundberg, EgilMyklebust, Hanne de Mora, Anders Nyren, Lars Pettersson andClas Ake Hedstrom as the Board Members; elect Mr. SimonThompson; Mr. Clas Ake Hedstrom as a Chairman of the Board 15. Re-elect KPMG Bohlins AB as the Auditor For No Action Management until the end of theAGM 2011, i.e. for 3 years 16. Approve the Nomination Committee, etc. For No Action Management for the AGM 2009 asspecified 17. Approve the specified guidelines for the For No Action Management remuneration to ChiefExecutives 18. Closing of the meeting For No Action Management -------------------------------------------------------------------------------- SEADRILL LIMITED Ticker: Security ID: G7945E105 Meeting Date: SEP 28, 2007 Meeting Type: Annual General Meeting Record Date: SEP 18, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Re-elect Mr. John Fredriksen as a For No Action Management Director of the Company 2. Re-elect Mr. Tor Olav Troeim as a For No Action Management Director of the Company 3. Elect Mr. Jan Tore Stroemme as a Director For No Action Management of the Company inplace of Mr. Paal Nordgreen who is not standing for re-election 4. Re-elect Ms. Kate Blankenship as a For No Action Management Director of the Company 5. Appoint PricewaterhouseCoopers as the For No Action Management Auditors and authorizethe Directors to determine their remuneration 6. Approve various amendments to the For No Action Management Company's Bye-laws toensure with recent revisions to the Bermuda Companies Act 1981,as amended 7. Approve the remuneration of the Company's For No Action Management Board of Directors ofa total amount of fees not to exceed USD 400000 for the YEended 31 DEC 2007 8. Transact other business None Did not Management vote -------------------------------------------------------------------------------- SMC CORPORATION Ticker: Security ID: J75734103 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 2.14 Appoint a Director For For Management 2.15 Appoint a Director For For Management 2.16 Appoint a Director For For Management 2.17 Appoint a Director For For Management 2.18 Appoint a Director For For Management 2.19 Appoint a Director For For Management 2.20 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 4. Approve Provision of Retirement Allowance For For Management for Retiring CorporateOfficers -------------------------------------------------------------------------------- SMITH & NEPHEW GROUP P L C Ticker: Security ID: G82343164 Meeting Date: MAY 1, 2008 Meeting Type: Annual General Meeting Record Date: APR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the audited accounts For For Management for the YE 31 DEC 2007together with the report of the Directors and the Auditors thereon 2. Approve the remuneration report of the For For Management Directors for the YE 31DEC 2007 3. Approve the 2007 first interim dividend For For Management of USD 4.51 per ordinaryshare and to confirm the 2007 second interim dividend of USD7.38 per ordinary share 4. Re-elect Mr. John Buhanan as a Director For For Management of the Company 5. Re-elect Dr. Pamela J. Kibry as a For For Management Director of the Company 6. Re-elect Mr. Brian Larcombe as a Director For For Management of the Company 7. Re-elect Dr. Rolf W.H Stomberg as a For For Management Director of the Company 8. Re-appoint Ernst & Young LLP as the For For Management Auditors of the Company 9. Authorize the Directors to determine the For For Management remuneration of theAuditors of the Company 10. Approve to renew the Director's For For Management authorization to allot securitiesgranted by Article 9.2 of the Company's Articles of Associationand for the purposes of Article 9 of the Company's Articles ofAssociation [Section 80], amount for this period be USD50,194, S.11 Authorize the Directors' to allot For For Management securities otherwise than toexisting shareholders pro rata to their holdings granted by Article9.3 of the Company's Articles of Association and for the purposesof Article 9 of the Company's Articles of Association [Sec S.12 Authorize the Company, in substitution For For Management for all existing authoritiesand in accordance with Section 166 of the Companies Act1985[the Act], to make market purchases [Section 163[3]of theAct] of up to 94,821,208; [10% issued share capital as at 12 MAR2008] of S.13 Adopt the Articles of association of the For For Management Company as specified 14. Approve to increase the limit on For For Management individual participation under theperformance share plan, so that the initial market value of theshares to an award shall not exceed 150% of the participant'sbasic annual salary at the time the award is made -------------------------------------------------------------------------------- STANDARD CHARTERED PLC, LONDON Ticker: Security ID: G84228157 Meeting Date: MAY 7, 2008 Meeting Type: Annual General Meeting Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the annual report for the YE 31 For For Management DEC 2007 2. Approve to declare a final dividend of For For Management USD 56.23 cents perordinary share for the YE 31 DEC 2007 3. Approve the Directors' remuneration For For Management report for the YE 31 DEC2007 as specified of annual report and accounts 4. Re-elect Mr. M.B. DeNoma as a executive For For Management Director, who retires byrotation 5. Re-elect Ms. V. F. Gooding as a For For Management Non-executive Director , whoretires by rotation 6. Re-elect Mr. R. H. P. Markham as a For For Management Non-executive Director , whoretires by rotation 7. Re-elect Mr. P. A. Sands as a Executive For For Management Director , who retires byrotation 8. Re-elect Mr. O. H. J. Stocken as a For For Management Non-executive Director , whoretires by rotation 9. Elect Mr. G. R. Bullock as a Executive For For Management Director by the Boardduring the year 10. Elect Mr. S. B. Mittal as a Non-executive For For Management Director by the Boardduring the year 11. Elect Mr. J .W. Peace as a Non-executive For For Management Director by the Boardduring the year 12. Re-appoint KPMG Audit PLC as the Auditor For For Management to the Company untilthe end of next year's AGM 13. Authorize the Board to set the Auditor's For For Management fees 14. Authorise Issue of Equity or For For Management Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 235,070,165 (Relevant Securities and Share Dividend Scheme); Otherwise up to USD 141,042,099 15. Grant authority to the Board to allot For For Management relevant securities up to a totalnominal value of USD 141,042,099 pursuant to paragraph (A) ofResolution 14 set out above be extended by the addition of suchnumber of ordinary shares of USD 0.50 each representing then S.16 Authorise Issue of Equity or For For Management Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 35,260,524 S.17 Authorise 141,042,099 Ordinary Shares for For For Management Market Purchase S.18 Authorise 15,000 US Dollar Preference For For Management Shares and 195,285,000 Sterling Preference Shares for Market Purchase S.19 Approve and adopt the Articles of For For Management Association produced to themeeting and signed by the Chairman of the meeting for thepurposes of identification as the new Articles of Association of theCompany in substitution for, and to the exclusion of, the existingArt 20. Authorise the Company to Make EU For For Management Political Donations to Political Parties and/or Independent Election Candidates, to Make EU Political Donations to Political Organisations Other Than Political Parties and Incur EU Political Expenditure up to GBP 100,000 21. Authorise Company to Offer the Share For For Management Dividend Alternative -------------------------------------------------------------------------------- STRAUMANN HOLDING AG, BASEL Ticker: Security ID: H8300N119 Meeting Date: MAR 28, 2008 Meeting Type: Ordinary General Meeting Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the 2007 business report and the For No Action Management reports of the Auditorsand the Group Auditors 2. Approve the 2007 annual report, 2007 For No Action Management annual financial statementsand the 2007 consolidated financial statements 3. Approve the appropriation of the For No Action Management available earnings 4. Grant discharge to the Board of Directors For No Action Management 5.1 Elect Dr. H. C. Rudolf Maag as a Director For No Action Management for a term of 3 years 5.2 Elect Dr. Sebastian Burchhardt as a For No Action Management Director for a term of 3 years 5.3 Elect Mr. Juerg Morant as a Director for For No Action Management a term of 3 years 6. Appoint the Auditors and the Group For No Action Management Auditors for 2008 7.1 Amend Article 2.1.2 of the Article of For No Action Management Association as specified 7.2 Approve to extend the transferability For No Action Management restrictions on the conditionalshare capital in accordance with the Articles of Associationthrough the replacement of Article 2.3 of the Articles ofAssociation -------------------------------------------------------------------------------- STRAUMANN HOLDING AG, BASEL Ticker: Security ID: H8300N119 Meeting Date: MAR 28, 2008 Meeting Type: Ordinary General Meeting Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR For No Action Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE AG -------------------------------------------------------------------------------- SUMITOMO REALTY & DEVELOPMENT CO.,LTD. Ticker: Security ID: J77841112 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Appropriation of Retained For For Management Earnings 2 Appoint a Director For For Management -------------------------------------------------------------------------------- SVENSKA HANDELSBANKEN AB, STOCKHOLM Ticker: Security ID: W90937181 Meeting Date: APR 23, 2008 Meeting Type: Ordinary General Meeting Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Opening of the meeting For For Management 2. Elect Mr. Sven Unger as the Chairman of For For Management the AGM 3. Approve the list of the voters For For Management 4. Approve the agenda For For Management 5. Elect the persons to countersign the For For Management minutes 6. Approve to determine whether the meeting For For Management has been duly called 7. Receive the annual accounts and the For For Management Auditors' report, as well asthe consolidated annual accounts and the Auditor's report for thegroup, for 2007; in connection with this: receive the past year'swork by the Board and its Committees; a speech by the Grou 8. Adopt the income statement and the For For Management balance sheet as well as theconsolidated income statement and consolidated balance sheet 9. Declare a dividend of SEK 13.50 per For For Management share, SEK 5 of which beingan extra dividend, and that Monday, 28 APR be the record day forthe receiving of dividends; if the meeting resolves in accordancewith the resolution, VPC expects to distribute the dividend onF 10. Grant discharge from liability for the For For Management Members of the Board andthe Group Chief Executive for the period referred to in the financialreports 11. Authorize the Board of Directors, during For For Management the period until the AGMin 2009, to resolve on the acquisition of a maximum of 20 millionClass A and/or shares and divestment of all the Bank's own ClassA and/or B shares with the right to deviate from the shareho 12. Approve that the Bank, in order to For For Management facilitate its securitiesoperations, shall have the right to acquire its own class A and/orclass B shares for the Bank's trading book, during the period untilthe AGM in 2009, pursuant to Chapter 7, Section 6 of the Swed 13. Approve to reduce the share capital by For For Management SEK 22,218,000 throughcancellation without repayment of 4,830,000 shares held by theBank 14. Approve, by means of a bonus issue, to For For Management increase the Bank's sharecapital by SEK 31,173,473.10 by means of transfer of SEK31,173,473.10 from its unrestricted share capital without theissuing of new shares 15. Approve the establishment of a For For Management convertible bond programme forthe Group employees on the specified terms 16. Approve that the Board comprise of an For For Management unchanged number [13] ofMembers 17. Appoint 2 registered Auditing Companies For For Management as the Auditors for theperiod until the end of the AGM to be held in 2012 18. Approve to determine fees for the Board For For Management Members and theAuditors as follows: SEK 1,350,000 [1,200,000] to the Chairman,SEK 675,000 [600,000] to each of the two Vice Chairmen, andSEK 450,000 [400,000] to each of the remaining Members; forCommittee work, SEK 19. Re-elect Messrs. Pirkko Alitalo, Jon For For Management Fredrik Baksaas, UlrikaBoethius, Par Boman, Tommy Bylund, Goran Ennerfelt, Lars O.Gronstedt, Sigrun Hjelmquist, Hans Larsson, Fredrik Lundberg,Sverker Martin-Lof, Anders Nyren and Bente Rathe as theMembers of the Board 20. Re-elect the registered Auditing For For Management Companies KPMG Bohlins ABand Ernst & Young AB; these Companies have announce that,subject to the AGM adopting the resolution, KPMG Bohlins shallappoint Mr. Stefan Holmstrom [authorized public accountant] asthe Auditor-in-c 21. Approve that the guidelines for For For Management remuneration based on fixedsalaries and pension benefits approved by the 2007 AGM shall beapplied for the Senior Management 22. Amend Section 3 of the Articles of For For Management Association as specified 23. Approve the forms for appointing a For For Management Nomination Committee for theAGM in 2009 on terms which are unchanged from the previousyear 24. Appoint KPMG Bohlins AB as the Auditors For For Management in 3 foundations andtheir associated Management 25.1 PLEASE NOTE THAT THIS IS A SHAREHOLDERS' Against Against Shareholder PROPOSAL:approve the granting of loans to carry out a development plan forthe Municipality of Landskrona 25.2 PLEASE NOTE THAT THIS IS A SHAREHOLDERS' Against Against Shareholder PROPOSAL:approve the allocation of SEK 100 million of the Bank's profits for2007 to an institute, mainly funded by the private sector, named"The institute for integration and growth in Landskrona" 25.3 PLEASE NOTE THAT THIS IS A SHAREHOLDERS' Against Against Shareholder PROPOSAL:approve the granting of loans for activities aimed atpreventing/limiting the process of segregation in western Scania[Skane] through the purchase of real estate 25.4 PLEASE NOTE THAT THIS IS A SHAREHOLDERS' Against Against Shareholder PROPOSAL:approve the allcocation of SEK 2 million of the Bank's profits forthis year to be used for work to prevent crime in Landskrona 26. Closing of the meeting For For Management -------------------------------------------------------------------------------- TAIWAN SEMICONDUCTOR MFG. CO. LTD. Ticker: TSM Security ID: 874039100 Meeting Date: JUN 13, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 01 TO ACCEPT 2007 BUSINESS REPORT AND For For Management FINANCIALSTATEMENTS. 02 TO APPROVE THE PROPOSAL FOR DISTRIBUTION For For Management OF 2007PROFITS. 03 TO APPROVE THE CAPITALIZATION OF 2007 For For Management DIVIDENDS,2007 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS. -------------------------------------------------------------------------------- UBS AG Ticker: Security ID: H89231338 Meeting Date: FEB 27, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.A Information request None Did not Management vote 1.B PLEASE NOTE THAT THIS RESOLUTION IS A Against No Action Shareholder SHAREHOLDERPROPOSAL: Approve the request for a Special Audit[Sonderprufung] by Ethos 2. Approve the stock dividend; the creation For No Action Management of authorized capital; andapproval of the Articles 4b of the Articles of Association 3.1 Approve the mandatory Convertible Notes; For No Action Management the creation ofconditional capital; and approval of Article 4a Paragraph 3 of theArticles of Association 3.2 PLEASE NOTE THAT THIS RESOLUTION IS A Against No Action Shareholder SHAREHOLDERPROPOSAL: Approve the ordinary capital increase, with rightoffering -------------------------------------------------------------------------------- UBS AG Ticker: Security ID: H89231338 Meeting Date: FEB 27, 2008 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 30, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR Against For Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE -------------------------------------------------------------------------------- UBS AG Ticker: Security ID: H89231338 Meeting Date: APR 23, 2008 Meeting Type: Annual General Meeting Record Date: APR 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. TO VOTE IN THE UPCOMING MEETING, YOUR For No Action Management NAME MUSTBE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIALOWNER BEFORE THE RECORD DATE. PLEASE ADVISE USNOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANYREGISTRAR HAS DISCRETION OVER GRANTING VOTINGRIGHTS. ONCE THE AG -------------------------------------------------------------------------------- UNICREDIT S.P.A., GENOVA Ticker: Security ID: T95132105 Meeting Date: JUL 28, 2007 Meeting Type: MIX Record Date: JUL 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor O.1 Appoint 1 Director For For Management E.1 Approve the merger project for For For Management incorporation of Capitalia SPA intoUnicredit SPA as per Article 2501, Civil Code and consequentamendments to the By-Laws E.2 Grant authority to dispose of some own For For Management shares in favor of No.425.000 rights of purchase to be assigned to the Directors, notbelonging to capitalia , replacing some rights not yet allottedpreviously and amending the resolutions approved by theshareholders E.3 Amend the Articles 27, 28 and 32 of the For For Management By-Laws -------------------------------------------------------------------------------- UNICREDIT S.P.A., GENOVA Ticker: Security ID: T95132105 Meeting Date: MAY 8, 2008 Meeting Type: MIX Record Date: MAY 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Approve the balance sheet as of 31 DEC For No Action Management 2007, to gether withBoard of Directors and the auditing Company report Board ofAuditors report presentation of consolidated balance sheet O.2 Approve the profits allocation For No Action Management O.3 Approve the Long Term Incentive Plan 2008 For No Action Management for the TopManagement of the Group Unicredit O.4 Approve the Shareholding Plan for all For No Action Management Unicredit Group Employees O.5 Appoint the Directors For No Action Management O.6 Approve the determine the emoluments to For No Action Management the Member of theBoard of Directors O.7 Amend the Articles 1, 2, 8, 9, 18, 19 and For No Action Management 20 of Unicredit GroupMeeting regulations O.8 Approve the emoluments for saving the For No Action Management shareholders commonrepresentative O.9 Authorize the current activites as per For No Action Management the Article 2390 of the civilcode E.1 Authorize the Board of Directors, in For No Action Management compliance with the Article2443 of the civil code, the authority to resolve, on 1 or moreoccasions for a maximum period of 1 year starting from the date ofthe shareholders resolution, a corporate capital increase, with E.2 Authorize the Board of Directors, in For No Action Management compliance with the Article2443 of the civil code, the authority to resolve, on one or moreoccasions for a maximum period of 5 years starting from the dateof the shareholders resolution, a free corporate capital increa E.3 Approve the repeal of the Section [vi] For No Action Management [of the ExecutiveCommittee] and of the Articles 27, 28, 29, 30, 31, 32 of theCorporate By Laws and related renumbering of the followingSections and the Articles amendment of the Articles 1, 2, 4, 5, 6,8, 9, 17, 21, 2 -------------------------------------------------------------------------------- VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL Ticker: Security ID: F95922104 Meeting Date: JUN 4, 2008 Meeting Type: MIX Record Date: MAY 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor O.1 Receive the reports of the Executive For For Management Committee and the Auditors;approve the Company's financial statements for the YE on 31DEC 2007, as presented. earnings for the FY: Eur 553,894,374.14 O.2 Receive the reports of the Executive For For Management Committee and the Auditors,approves the consolidated financial statements for the said FY, inthe form presented to the meeting. O.3 Approve the recommendations of the For For Management Executive Committee andresolves that the income for the FY be appropriated as follows:legal reserve: EUR 10,740.00 balance available for distribution:EUR 553,883,634.14, this in addition to an amount of EUR29,542,285.00 O.4 Receive the special report of the For For Management Auditors on agreementsgoverned by Article L.225.86 of the French Commercial Code,approves said report and the agreements referred to therein O.5 Appoint Mr. Edward G. Krubasik as a For For Management Member of the SupervisoryBoard for a 4 year period O.6 Appoint Mr. Philippe Crouzet as a Member For For Management of the SupervisoryBoard, to replace Mr. Luiz Olavo Baptista, for the remainder of Mr.Luiz Olavo Baptista's term of office, i.e. until the shareholders'meeting called to approve the financial statements for the FY O.7 Appoint Mr. Luiz Olavo Baptista as a For For Management Control Agent, for a 4 yearperiod O.8 Authorize the Executive Committee to buy For For Management back the Company'sshares on the open market, subject to the conditions describedbelow: maximum purchase price: at highest rate on stockexchange, since the general meeting of 06 JUN 2007, raised by20%, minimum sale E.9 Authorize the Executive Committee to For Against Management issue warrants for freegiving access to the share capital in the event of a publicexchange offer initiated by the Company concerning the shares ofanother Company; [Authority expires at the end of the 18 monthperiod]; t E.10 Amend the Article number 12.3 of the For For Management bylaws E.11 Amend the Article number 13.2 of the For For Management bylaws E.12 Authorize the Executive Committee to For For Management increase the share capital,by the issuance of shares of equity securities giving free access tothe share capital of the Company, in favor of Employees andCorporate Officers of the Company who are Members of aCompany Sa E.13 Authorize the Executive Committee to For For Management increase the share capital,on one or more occasions, at its sole discretion , in favor ofEmployees and Corporate officers from foreign Companies ofgroup Vallourec, that are not located on French territory, and whoare n E.14 Authorize the Executive Committee the For For Management necessary powers toincrease the capital of new shares and or securities on one ormore occasions, in France or abroad, by a maximum nominalamount of EUR 6,300.000.00, by issuance, with preferredsubscription rights main E.15 Authorize the Executive Committee to For For Management grant, for free, on one ormore occasions, existing or future shares, in favor of theEmployees or the Corporate Officers of the company and relatedCompanies; they may not represent more than 0.3 % of the sharecapital; t E.16 Authorize the Executive Committee to For For Management grant, for free, on one ormore occasions, existing or future shares, in favor of theEmployees or the Corporate Officers of the company and relatedCompanies; they may not represent more than 1 % of the sharecapital;[Aut -------------------------------------------------------------------------------- VODAFONE AIRTOUCH PLC Ticker: Security ID: G93882135 Meeting Date: JUL 24, 2007 Meeting Type: Annual General Meeting Record Date: JUL 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. To receive the report of the Directors For For Management and financial statements forthe YE 31 MAR 2007 2. That Sir John Bond, a Director retiring For For Management voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 3. That Arun Sarin, a Director retiring For For Management voluntarily and offering himselffor re-election, be and is hereby re-elected as a Director of theCompany 4. That Dr Michael Boskin, a Director For For Management retiring voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 5. That John Buchanan, a Director retiring For For Management voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 6. That Andy Halford, a Director retiring For For Management voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 7. That Anne Lauvergeon, a Director retiring For For Management voluntarily and offeringherself for re-election, be and is hereby re-elected as a Director ofthe Company 8. That Professor Jurgen Schrempp, a For For Management Director retiring voluntarilyand offering himself for re-election, be and is hereby re-elected asa Director of the Company 9. That Luc Vandevelde, a Director retiring For For Management voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 10. That Anthony Watson, a Director retiring For For Management voluntarily and offeringhimself for re-election, be and is hereby re-elected as a Director ofthe Company 11. That Philip Yea, a Director retiring For For Management voluntarily and offering himselffor re-election, be and is hereby re-elected as a Director of theCompany 12. That Vittorio Colao, a Director retiring For For Management in accordance with theCompany's Articles of Association, be and is hereby elected as aDirector of the Company 13. That Alan Jebson, a Director retiring in For For Management accordance with theCompany's Articles of Association, be and is hereby elected as aDirector of the Company 14. That Nick Land, a Director retiring in For For Management accordance with theCompany's Articles of Association, be and is hereby elected as aDirector of the Company 15. That Simon Murray, a Director retiring in For For Management accordance with theCompany's Articles of Association, be and is hereby elected as aDirector of the Company 16. That the final dividend recommended by For For Management the Directors of 4.41p perordinary share for the YE 31 MAR 2007 be declared payable onthe ordinary shares of the Company to all members whose namesappeared on the Register of Members on 08 JUN 2007 and thatsuch divid 17. To approve the Remuneration Report of the For For Management Board for the YE 31MAR 2007 18. To re-appoint Deloitte & Touche LLP as For For Management the Auditors to theCompany until the next AGM 19. To authorise the Audit Committee to For For Management determine the remunerationof the Auditors 20. That the authority conferred on the For For Management Directors by Article 16.2 of theCompany's Articles of Association be renewed and for thispurpose; 20.1 the Section 80 amount be USD 1,000,000,000; and20.2 the prescribed period be the period ending on the date of theAG S.21 That, subject to the passing of For For Management Resolution 20, the power conferredon the Directors by Article 16.3 of the Company's Articles ofAssociation be renewed for the prescribed period specified inResolution 20.2 and for such period the Section 89 amount beUSD 29 S.22 That the Company be generally and For For Management unconditionally authorised forthe purposes of Section 166 of the Companies Act 1985 to makemarket purchases [as defined in Section 163 of that Act] ofordinary shares in the capital of the Company provided that: 22.1the ma S.23 That the Company be authorised, subject For For Management to and in accordancewith the provisions of the Companies Act 2006 to send, convey orsupply all types of notices, documents or information to theshareholders by means of electronic equipment for the processing[includ S.24 That the proposed Articles of Association For For Management contained in thedocument marked A submitted to this AGM and initialled for thepurposes of identification by the Chairman be approved andadopted as the new Articles of Association of the Company, insubstitution for S.25 PLEASE NOTE THAT THIS IS A SHAREHOLDERS Against Against Shareholder PROPOSAL:That pursuant to the provisions of Article 114.2 of the Company'sArticles of Association, and notwithstanding the provisions ofArticle 114.1 of the Company's Articles of Association, thedirectors of the C 26 PLEASE NOTE THAT THIS IS A SHAREHOLDERS Against Against Shareholder PROPOSAL:That unless proposals are put to the shareholders of the Companyin general meeting to alter the capital structure of the Company byeither: 26.1 sub-dividing the Company's issued ordinary sharesinto: (i) ne 27. PLEASE NOTE THAT THIS IS A SHAREHOLDERS Against Against Shareholder PROPOSAL:That unless proposals are put to the shareholders of the Companyin general meeting to amend the capital structure of the Companyby adopting a scheme of arrangement under s425 Companies Act1985 that introduc S.28 PLEASE NOTE THAT THIS IS A SHAREHOLDERS Against Against Shareholder PROPOSAL:That the Articles of Association of the Company be amended bythe inclusion of the following article to be designated article 189:Shareholder approval of certain acquisitions; The Company maynot, at any time -------------------------------------------------------------------------------- WEIR GROUP PLC, GLASGOW Ticker: Security ID: G95248137 Meeting Date: MAY 7, 2008 Meeting Type: Annual General Meeting Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the financial For For Management statements and the reports of theDirectors and the Auditors for the 52 weeks ended 28 DEC 2007 2. Declare the final dividend For For Management 3. Approve the Remuneration Committee report For For Management as specified in theannual report for the 52 weeks ended 28 DEC 2007 4. Re-elect Mr. Christopher Clarke as a For For Management Director, who retires byrotation in accordance with the Company's Articles of Association 5. Re-elect Mr. Stephen King as a Director, For For Management who retires by rotation inaccordance with the Company's Articles of Association 6. Re-elect Mr. Mark Selway as a Director, For For Management who retires by rotation inaccordance with the Company's Articles of Association 7. Re-elect Professor Ian Percy as a For For Management Director, who retires by rotationin accordance with the Combined Code 8. Re-appoint Ernst & Young LLP as the For For Management Auditors 9. Authorize the Directors to fix the For For Management remuneration of the Auditors 10. Authorize the Directors, for the purpose For For Management of Section 80 of theCompanies Act 1985, to allot relevant securities [Section 80] up toan aggregate nominal amount of GBP 8,720,000; [Authorityexpires the earlier of the conclusion of the next AGM of theCompany 200 S.11 Authorize the Directors, for the purpose For For Management of Section 95 of theCompanies Act 1985, to allot equity securities [Section 94 of theAct] for cash pursuant to the authority conferred upon them inaccordance with Section 80 of the Act, disapplying the statutorypre S.12 Authorize the Company, pursuant to For For Management Section 166 of theCompanies Act 1985, to make market purchases [Section 163 ofthe Act] of up to GBP 2,610,000, being equal to approximately10% of the presently issued ordinary share capital of theCompany, at a minimum pr S.13 Adopt the Articles of Association For For Management produced to this meeting Marked'A' and initialled by the Chairman for the purpose of identificationbe and are hereby adopted as the Articles of Association of theCompany in substitution for and to the exclusion of the m S.14 Approve to pass the following resolution For For Management with effects from 01 OCT2008 or any later date on which section 175 of the Companies Act2006 comes into effect; for the purpose of section 175,theDirectors be given power in the Articles of Association Toauthorize 15. Approve the rules of the Weir Group For For Management Long-Term Incentive Plan beamended to the form produced to this meeting and initialed theChairman for the purpose of identification, to provided for (i) anincrease in the annual limit on performance share form 80 % ofsa 16. Approve the conditional award agreement Unknown Abstain Management [the Agreement] settingout the New Incentive arrangement for Mark Selway, the principalterms of which are summarized in Part C of the appendix, andwhich is produced in drafts to this meeting and initialled by theCha -------------------------------------------------------------------------------- WESTPAC BANKING CORP, SYDNEY NSW Ticker: Security ID: Q97417101 Meeting Date: DEC 13, 2007 Meeting Type: Annual General Meeting Record Date: DEC 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the annual financial report, the None Did not Management Directors' report and theAuditors' vote r-eport of Westpac for the YE 30 SEP 2007 2.a Re-elect Mr. Edward [Tad] Alfred Evans as For For Management a Director of WestpacBanking Corporation, who retires in accordance with Articles 9.2and 9.3 of the Constitution 2.b Re-elect Mr. Gordon McKellar Cairns as a For For Management Director of WestpacBanking Corporation, who retires in accordance with Articles 9.2and 9.3 of the Constitution 3. Approve, for the purpose of ASX Listing For Against Management Rule 10.14, to grant therestricted shares under the Chief Executive Officer RestrictedShare Plan and grant of performance share rights andperformance options under the Chief Executive OfficerPerformance Plan to the S.4 Amend the Westpac Constitution as For For Management specified 5. Adopt the annual remuneration report for For Against Management the YE 30 SEP 2007 -------------------------------------------------------------------------------- WOLSELEY PLC Ticker: Security ID: G97278108 Meeting Date: NOV 28, 2007 Meeting Type: Annual General Meeting Record Date: NOV 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the Directors' annual For For Management report and accounts andthe Auditors report thereon for the YE 31 JUL 2007 2. Receive and adopt the Directors' For For Management remuneration report for the YE31 JUL 2007 3. Declare a final dividend of 21.55 pence For For Management per ordinary share 4. Re-elect Mr. Andrew Duff as a Director of For For Management the Company 5. Re-elect Mr. Claude Chip Hornsby as a For For Management Director of the Company 6. Re-elect Mr. Jim Murray as a Director of For For Management the Company 7. Re-appoint PricewaterhouseCoopers LLP as For For Management the Company'sAuditors, until the conclusion of the next AGM of the Company 8. Authorize the Directors to agree the For For Management remuneration of the Auditors 9. Authorize the Directors to allot relevant For For Management securities [Section 80 ofthe Companies Act 1985 (the Act)] up to a maximum nominalamount of GBP 34,703,160; [Authority expires the earlier of theconclusion of the next AGM of the Company or 15 months]; andthe Boar S.10 Authorize the Directors, pursuant to For For Management Section 95 of the CompaniesAct 1985 [the Act], to allot equity securities [Section 94 of the Act]for cash, at any time when they are generally authorized for thepurposes of Section 80 of the Act, disapplying the statut S.11 Authorize the Company, in accordance with For For Management Part VII of theCompanies Act 1985 [the Act], to make market purchases[Section 163 of the Act] of up to 66,118,736 ordinary shares of 25pence each in the capital of the Company, at a minimum price of25 pence, and n 12. Authorise the Company to Make Political For For Management Donations to Political Parties, Make Political Donations to Political Organisations Other Than Political Parties and/or Incur Political Expenditure up to Total Aggregate Amount Not Exceeding GBP 125,000 13. Approve, pursuant to Regulation 111 of For For Management the Articles of Associationof the Company, the total fees payable, in aggregate, to the NonExecutive Directors be increased to GBP 1,000,000 per annum S.14 Amend the Articles of Association of the For For Management Company by making thealterations marked on the print of the Articles of Associationproduced to the meeting marked A and intialled by the Chairmanfor the purposes of identification with effect from the conclusion of S.15 Amend the Articles of Association of the For For Management Company with effect from[and including] 01 OCT 2008 by making the alterations marked onthe print of the Articles of Association produced to the meetingmarked B and intialled by the Chairman for the purposes ofident -------------------------------------------------------------------------------- WOODSIDE PETE LTD Ticker: Security ID: 980228100 Meeting Date: MAY 1, 2008 Meeting Type: Annual General Meeting Record Date: APR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the financial report of the None Did not Management Company and the reports of theDirectors vote a-nd Auditors for the YE 31 DEC 2007 2.a Re-elect Dr. Andrew Jamieson as a For For Management Director 2.b Elect Mr. Tan Sri Dato' Megat Zaharuddin For For Management bin Megat Mohd Nor[Din Megat] as a Director 3. Adopt the remuneration report for the YE For For Management 31 DEC 2007 4. Ratify the establishment and operation of For For Management the following EmployeeShare Plans: a) Woodside Share Purchase Plan [introduced AUG2007], as specified in the remuneration report for the YE 31 DEC2007; b) Equity-based Retention Plan for the Senior Executives[intr S.5 Approve and adopt the Constitution tabled For For Management at the AGM and signedby the Chairman of the Meeting for the purpose of identification asConstitution of the Company, in place of the current Constitution 6. Approve, for the purpose of Listing Rule For For Management 10.1 and for all otherpurposes, the Proposed Transaction involving: a) the acquisitionby Woodside Energy Ltd. [WEL] from Shell Development[Australia] Proprietary Ltd [SDA] of the NWS Oil Interests inconsideration o -------------------------------------------------------------------------------- WOOLWORTHS LTD, BAULKHAM HILLS NSW Ticker: Security ID: Q98418108 Meeting Date: NOV 16, 2007 Meeting Type: Annual General Meeting Record Date: NOV 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and consider the financial report None Did not Management of the Company and thereports of th-e vote Directors and the Auditor for the FYE 24 JUN 2007 2. Adopt the remuneration report [which For For Management forms part of the Directors'report] for the FYE 24 JUN 2007 3.a Re-elect Ms. Diane Jennifer Grady as a For For Management Director, who retires byrotation in accordance with Article 10.3 of the Company'sConstitution 3.b Elect Mr. Ian John Macfarlane as a For For Management Director, in accordance withArticle 10.7 of the Company's Constitution 3.c Elect Ms. Alison Mary Watkins as a For For Management Director, in accordance withArticle 10.7 of the Company's Constitution 4. Approve the Woolworths Long Term For Against Management Incentive Plan [Plan] asspecified, for all purposes [including the issue of securities underthe Plan for the purposes of Australian Securities ExchangeListing Rule 7.2, Exception 9] 5. Approve, in accordance with Australian For For Management Securities ExchangeListing Rule 10.17 and the Company's Constitution, to increasethe aggregate maximum amount of remuneration of the Non-Executive Directors from AUD 1,250,000 per annum to AUD3,000,000 per annum s.6 Approve that the Constitution of the For For Management Company is repealed and aConstitution in the form tabled at the meeting is adopted as theConstitution of the Company, with effect from the close of thismeeting -------------------------------------------------------------------------------- XSTRATA PLC, LONDON Ticker: Security ID: G9826T102 Meeting Date: MAY 6, 2008 Meeting Type: Annual General Meeting Record Date: MAY 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the annual report and For For Management financial statements ofthe Company and the reports of the Directors and the Auditorsthereon for the YE 31 DEC 2007 2. Declare a final dividend of USD 0.34 For For Management cents per ordinary share inrespect of the YE 31 DEC 2007 3. Receive and approve the Directors' For Against Management remuneration report asspecified for the YE 31 DEC 2007 4. Re-elect Mr. Willy Strothotte, as a For Against Management Non-Executive Director, whoretires in accordance with Article 128 of the Company's Articles ofAssociation 5. Re-elect Mr. Paul Hazen, as a For For Management Non-Executive Director, who retiresin accordance with Article 128 of the Company's Articles ofAssociation 6. Re-elect Mr. Lan Strachan as a For For Management Non-Executive Director, whoretires in accordance with Article 128 of the Company's Articles ofAssociation 7. Re-elect Mr. Claude Lamoureux, as a For For Management Non-Executive Director,who retires in accordance with Article 128 of the Company'sArticles of Association 8. Re-appoint Ernst & Young LLP as the For For Management Auditors of the Company tohold office until the conclusion of the next general meeting atwhich accounts are laid before the Company and authorize theDirectors to determine the remuneration of the Auditors 9. Authorize the Directors, in substitution For For Management for all existing authority,and pursuant by Article 14 of the Company's Articles ofAssociation, to allot relevant securities [Section 80] up to anamount of USD 161,944,486.00 [equivalent to 323,888,972ordinary shar S.10 Authorize the Directors, in substitution For For Management for all existing authority,pursuant by Article 15 of the Company's Articles of Association, toallot equity securities, disapplying the statutory pre-emption rights[Section 89(1)] of the Companies Act 1985, and the S.11 Amend the new form of Article of For For Management Association of the Companyproduced to the meeting and initialed by the Chairman for thepurpose of identification as New Articles 'A' [the 'New Article'] deadopted as the Article of Association of the Company with theef S.12 Amend, subject to the passing Resolution For For Management 11, that the proposednew form of Article of Association of the Company produced to themeeting and initialed by the Chairman for the purpose ofidentification as New Articles 'B' be adopted as the Article ofAssocia 13. Approve the amendments to the rules of For Against Management the Xstrata Plc addedValue Incentive Plan, which are summarized as specified in thenotice of AGM, and are shown in the copy of the rules produced tothe meeting and initialed by the Chairman for the purpose ofidentifi -------------------------------------------------------------------------------- YAMADA DENKI CO.,LTD. Ticker: Security ID: J95534103 Meeting Date: JUN 27, 2008 Meeting Type: Annual General Meeting Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend the Articles of Incorporation For For Management 3.1 Appoint a Director For For Management 3.2 Appoint a Director For For Management 3.3 Appoint a Director For For Management 3.4 Appoint a Director For For Management 3.5 Appoint a Director For For Management 3.6 Appoint a Director For For Management 3.7 Appoint a Director For For Management 3.8 Appoint a Director For For Management 3.9 Appoint a Director For For Management 3.10 Appoint a Director For For Management 3.11 Appoint a Director For For Management 3.12 Appoint a Director For For Management 3.13 Appoint a Director For For Management 3.14 Appoint a Director For For Management 3.15 Appoint a Director For For Management 3.16 Appoint a Director For For Management 3.17 Appoint a Director For For Management 4. Appoint a Corporate Auditor For For Management 5. Amend the Compensation to be received by For For Management Directors 6. Approve Provision of Retirement Allowance For For Management for Retiring Directors ==================== RS INVESTMENT QUALITY BOND VIP SERIES ===================== ======================== RS LARGE CAP VALUE VIP SERIES ========================= AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel P. Amos For For Management 1.2 Elect Director John Shelby Amos, II For For Management 1.3 Elect Director Paul S. Amos, II For For Management 1.4 Elect Director Yoshiro Aoki For For Management 1.5 Elect Director Michael H. Armacost For For Management 1.6 Elect Director Kriss Cloninger, III For For Management 1.7 Elect Director Joe Frank Harris For For Management 1.8 Elect Director Elizabeth J. Hudson For For Management 1.9 Elect Director Kenneth S. Janke, Sr. For For Management 1.10 Elect Director Douglas W. Johnson For For Management 1.11 Elect Director Robert B. Johnson For For Management 1.12 Elect Director Charles B. Knapp For For Management 1.13 Elect Director E. Stephen Purdom For For Management 1.14 Elect Director Barbara K. Rimer For For Management 1.15 Elect Director Marvin R. Schuster For For Management 1.16 Elect Director David Gary Thompson For For Management 1.17 Elect Director Robert L. Wright For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERICAN ELECTRIC POWER CO. Ticker: AEP Security ID: 025537101 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director E.R. Brooks For For Management 1.2 Elect Director Ralph D. Crosby, Jr. For For Management 1.3 Elect Director Linda A. Goodspeed For For Management 1.4 Elect Director Lester A. Hudson, Jr. For For Management 1.5 Elect Director Lionel L. Nowell III For For Management 1.6 Elect Director Kathryn D. Sullivan For For Management 1.7 Elect Director Donald M. Carlton For For Management 1.8 Elect Director John P. DesBarres For For Management 1.9 Elect Director Thomas E. Hoaglin For For Management 1.10 Elect Director Michael G. Morris For For Management 1.11 Elect Director Richard L. Sandor For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AT&T INC Ticker: T Security ID: 00206R102 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Randall L. Stephenson For For Management 2 Elect Director William F. Aldinger III For For Management 3 Elect Director Gilbert F. Amelio For For Management 4 Elect Director Reuben V. Anderson For For Management 5 Elect Director James H. Blanchard For For Management 6 Elect Director August A. Busch III For For Management 7 Elect Director James P. Kelly For For Management 8 Elect Director Jon C. Madonna For For Management 9 Elect Director Lynn M. Martin For For Management 10 Elect Director John B. McCoy For For Management 11 Elect Director Mary S. Metz For For Management 12 Elect Director Joyce M. Roche For For Management 13 Elect Director Laura D' Andrea Tyson For For Management 14 Elect Director Patricia P. Upton For For Management 15 Ratify Auditors For For Management 16 Report on Political Contributions Against Against Shareholder 17 Exclude Pension Credits from Earnings Against Against Shareholder Performance Measure 18 Require Independent Lead Director Against Against Shareholder 19 Establish SERP Policy Against Against Shareholder 20 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- BANK OF AMERICA CORP. Ticker: BAC Security ID: 060505104 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William Barnet, III For For Management 2 Elect Director Frank P. Bramble, Sr. For For Management 3 Elect Director John T. Collins For For Management 4 Elect Director Gary L. Countryman For For Management 5 Elect Director Tommy R. Franks For For Management 6 Elect Director Charles K. Gifford For For Management 7 Elect Director Kenneth D. Lewis For For Management 8 Elect Director Monica C. Lozano For For Management 9 Elect Director Walter E. Massey For For Management 10 Elect Director Thomas J. May For For Management 11 Elect Director Patricia E. Mitchell For For Management 12 Elect Director Thomas M. Ryan For For Management 13 Elect Director O. Temple Sloan, Jr. For For Management 14 Elect Director Meredith R. Spangler For For Management 15 Elect Director Robert L. Tillman For For Management 16 Elect Director Jackie M. Ward For For Management 17 Ratify Auditors For For Management 18 Limit/Prohibit Executive Stock-Based Against Against Shareholder Awards 19 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 20 Limit Executive Compensation Against Against Shareholder 21 Provide for Cumulative Voting Against Against Shareholder 22 Require Independent Board Chairman Against Against Shareholder 23 Amend Articles/Bylaws/Charter -- Call Against Against Shareholder Special Meetings 24 Report on the Equator Principles Against Against Shareholder 25 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- BANK OF NEW YORK MELLON CORP., THE Ticker: BK Security ID: 064058100 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Biondi, Jr. For For Management 1.2 Elect Director Ruth E. Bruch For For Management 1.3 Elect Director Nicholas M. Donofrio For For Management 1.4 Elect Director Steven G. Elliott For For Management 1.5 Elect Director Gerald L. Hassell For For Management 1.6 Elect Director Edmund F. Kelly For For Management 1.7 Elect Director Robert P. Kelly For For Management 1.8 Elect Director Richard J. Kogan For For Management 1.9 Elect Director Michael J. Kowalski For For Management 1.10 Elect Director John A. Luke, Jr. For For Management 1.11 Elect Director Robert Mehrabian For For Management 1.12 Elect Director Mark A. Nordenberg For For Management 1.13 Elect Director Catherine A. Rein For For Management 1.14 Elect Director Thomas A. Renyi For For Management 1.15 Elect Director William C. Richardson For For Management 1.16 Elect Director Samuel C. Scott III For For Management 1.17 Elect Director John P. Surma For For Management 1.18 Elect Director Wesley W. von Schack For For Management 2 Approve Omnibus Stock Plan For For Management 3 Approve Nonqualified Employee Stock For For Management Purchase Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management 6 Restore or Provide for Cumulative Voting Against Against Shareholder 7 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- BORG-WARNER, INC. Ticker: BWA Security ID: 099724106 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robin J. Adams For For Management 1.2 Elect Director David T. Brown For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- BURLINGTON NORTHERN SANTA FE CORP. Ticker: BNI Security ID: 12189T104 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan L. Boeckmann For For Management 2 Elect Director Donald G. Cook For For Management 3 Elect Director Vilma S. Martinez For For Management 4 Elect Director Marc F. Racicot For For Management 5 Elect Director Roy S. Roberts For For Management 6 Elect Director Matthew K. Rose For For Management 7 Elect Director Marc J. Shapiro For For Management 8 Elect Director J.C. Watts, Jr. For For Management 9 Elect Director Robert H. West For For Management 10 Elect Director J. Steven Whisler For For Management 11 Elect Director Edward E. Whitacre, Jr. For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- CARNIVAL CORP. Ticker: CCL Security ID: 143658300 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Micky Arison For For Management 1.2 Elect Director Ambassador R G Capen Jr For For Management 1.3 Elect Director Robert H. Dickinson For For Management 1.4 Elect Director Arnold W. Donald For For Management 1.5 Elect Director Pier Luigi Foschi For For Management 1.6 Elect Director Howard S. Frank For For Management 1.7 Elect Director Richard J. Glasier For For Management 1.8 Elect Director Modesto A. Maidique For For Management 1.9 Elect Director Sir John Parker For For Management 1.10 Elect Director Peter G. Ratcliffe For For Management 1.11 Elect Director Stuart Subotnick For For Management 1.12 Elect Director Laura Weil For For Management 1.13 Elect Director Uzi Zucker For For Management 2 Ratify Auditors For For Management 3 TO AUTHORIZE THE AUDIT COMMITTEE OF For For Management CARNIVAL PLC TO AGREE TO THE REMUNERATION OF THE INDEPENDENT AUDITORS. 4 TO RECEIVE THE ACCOUNTS AND REPORTS FOR For For Management CARNIVAL PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30, 2007. 5 TO APPROVE THE DIRECTORS REMUNERATION For For Management REPORT OF CARNIVAL PLC. 6 TO APPROVE THE ISSUANCE BY CARNIVAL PLC For For Management OF EQUITY OR EQUITY-LINKED SECURITIES WITH PREEMPTIVE RIGHTS. 7 TO APPROVE THE DIS-APPLICATION OF For For Management PRE-EMPTION RIGHTS FOR CARNIVAL PLC. 8 TO APPROVE A GENERAL AUTHORITY FOR For For Management CARNIVAL PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES IN THE OPEN MARKET. -------------------------------------------------------------------------------- CEPHALON, INC. Ticker: CEPH Security ID: 156708109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Baldino, Jr., Ph.D. For For Management 1.2 Elect Director William P. Egan For For Management 1.3 Elect Director Martyn D. Greenacre For For Management 1.4 Elect Director Vaughn M. Kailian For For Management 1.5 Elect Director Kevin E. Moley For For Management 1.6 Elect Director Charles A. Sanders, M.D. For For Management 1.7 Elect Director Gail R. Wilensky, Ph.D. For For Management 1.8 Elect Director Dennis L. Winger For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHEVRON CORPORATION Ticker: CVX Security ID: 166764100 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director S. H. Armacost For For Management 2 Elect Director L. F. Deily For For Management 3 Elect Director R. E. Denham For For Management 4 Elect Director R. J. Eaton For For Management 5 Elect Director S. Ginn For For Management 6 Elect Director F. G. Jenifer For For Management 7 Elect Director J. L. Jones For For Management 8 Elect Director S. Nunn For For Management 9 Elect Director D. J. O'Reilly For For Management 10 Elect Director D. B. Rice For For Management 11 Elect Director P. J. Robertson For For Management 12 Elect Director K. W. Sharer For For Management 13 Elect Director C. R. Shoemate For For Management 14 Elect Director R. D. Sugar For For Management 15 Elect Director C. Ware For For Management 16 Ratify Auditors For For Management 17 Increase Authorized Common Stock For For Management 18 Require Independent Board Chairman Against Against Shareholder 19 Adopt Human Rights Policy Against Against Shareholder 20 Report on Environmental Impact of Oil Against Against Shareholder Sands Operations in Canada 21 Adopt Quantitative GHG Goals for Products Against Against Shareholder and Operations 22 Adopt Guidelines for Country Selection Against Against Shareholder 23 Report on Market Specific Environmental Against Against Shareholder Laws -------------------------------------------------------------------------------- CITIGROUP INC. Ticker: C Security ID: 172967101 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Michael Armstrong For For Management 2 Elect Director Alain J.P. Belda For For Management 3 Elect Director Sir Winfried Bischoff For For Management 4 Elect Director Kenneth T. Derr For For Management 5 Elect Director John M. Deutch For For Management 6 Elect Director Roberto Hernandez Ramirez For For Management 7 Elect Director Andrew N. Liveris For For Management 8 Elect Director Anne Mulcahy For For Management 9 Elect Director Vikram Pandit For For Management 10 Elect Director Richard D. Parsons For For Management 11 Elect Director Judith Rodin For For Management 12 Elect Director Robert E. Rubin For For Management 13 Elect Director Robert L. Ryan For For Management 14 Elect Director Franklin A. Thomas For For Management 15 Ratify Auditors For For Management 16 Disclose Prior Government Service Against Against Shareholder 17 Report on Political Contributions Against Against Shareholder 18 Limit Executive Compensation Against Against Shareholder 19 Require More Director Nominations Than Against Against Shareholder Open Seats 20 Report on the Equator Principles Against Against Shareholder 21 Adopt Employee Contract Against Against Shareholder 22 Amend GHG Emissions Policies to Limit Against Against Shareholder Coal Financing 23 Report on Human Rights Investment Against Against Shareholder Policies 24 Require Independent Board Chairman Against Against Shareholder 25 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 26 Indicate If You Would Like to Keep Your None For Management Vote Confidential Under Current Policy -------------------------------------------------------------------------------- CITY NATIONAL CORP. Ticker: CYN Security ID: 178566105 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard L. Bloch For For Management 1.2 Elect Director Bram Goldsmith For For Management 1.3 Elect Director Ashok Israni For For Management 1.4 Elect Director Kenneth Ziffren For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- COMCAST CORP. Ticker: CMCSA Security ID: 20030N101 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director S. Decker Anstrom For For Management 1.2 Elect Director Kenneth J. Bacon For For Management 1.3 Elect Director Sheldon M. Bonovitz For For Management 1.4 Elect Director Edward D. Breen For For Management 1.5 Elect Director Julian A. Brodsky For For Management 1.6 Elect Director Joseph J. Collins For For Management 1.7 Elect Director J. Michael Cook For For Management 1.8 Elect Director Gerald L. Hassell For For Management 1.9 Elect Director Jeffrey A. Honickman For For Management 1.10 Elect Director Brian L. Roberts For For Management 1.11 Elect Director Ralph J. Roberts For For Management 1.12 Elect Director Dr. Judith Rodin For For Management 1.13 Elect Director Michael I. Sovern For For Management 2 Ratify Auditors For For Management 3 Amend Restricted Stock Plan For For Management 4 Amend Stock Option Plan For For Management 5 Adopt Recapitalization Plan Against Against Shareholder 6 Increase Disclosure of Executive Against Against Shareholder Compensation 7 Require More Director Nominations Than Against Against Shareholder Open Seats 8 Report on Pay Disparity Against Against Shareholder 9 Provide for Cumulative Voting for Class A Against Against Shareholder Shareholders 10 Adopt Principles for Health Care Reform Against Against Shareholder 11 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- CONSTELLATION BRANDS, INC. Ticker: STZ.B Security ID: 21036P108 Meeting Date: JUL 26, 2007 Meeting Type: Annual Record Date: MAY 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barry A. Fromberg For For Management 1.2 Elect Director Jeananne K. Hauswald For For Management 1.3 Elect Director James A. Locke, III For For Management 1.4 Elect Director Richard Sands, Ph.D. For For Management 1.5 Elect Director Robert Sands For For Management 1.6 Elect Director Thomas C. McDermott For For Management 1.7 Elect Director Paul L. Smith For For Management 1.8 Elect Director Peter H. Soderberg For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Amend Omnibus Stock Plan For For Management 5 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- CONSTELLATION BRANDS, INC. Ticker: STZ.B Security ID: 21036P108 Meeting Date: DEC 6, 2007 Meeting Type: Special Record Date: OCT 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Authorize a New Class of Common Stock For For Management 2 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- COSTCO WHOLESALE CORPORATION Ticker: COST Security ID: 22160K105 Meeting Date: JAN 29, 2008 Meeting Type: Annual Record Date: NOV 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Susan L. Decker For For Management 1.2 Elect Director Richard D. Dicerchio For For Management 1.3 Elect Director Richard M. Libenson For For Management 1.4 Elect Director John W. Meisenbach For For Management 1.5 Elect Director Charles T. Munger For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- DISCOVER FINANCIAL SERVICES Ticker: DFS Security ID: 254709108 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey S. Aronin For For Management 2 Elect Director Mary K. Bush For For Management 3 Elect Director Gregory C. Case For For Management 4 Elect Director Dennis D. Dammerman For For Management 5 Elect Director Robert M. Devlin For For Management 6 Elect Director Philip A. Laskawy For For Management 7 Elect Director Michael H. Moskow For For Management 8 Elect Director David W. Nelms For For Management 9 Elect Director Michael L. Rankowitz For For Management 10 Elect Director E. Follin Smith For For Management 11 Elect Director Lawrence A. Weinbach For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- ENSCO INTERNATIONAL, INC. Ticker: ESV Security ID: 26874Q100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J. Roderick Clark For For Management 2 Elect Director Daniel W. Rabun For For Management 3 Elect Director Keith O. Rattie For For Management 4 Elect Director C. Christopher Gaut For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- EXELON CORP. Ticker: EXC Security ID: 30161N101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Bruce DeMars For For Management 2 Elect Director Nelson A. Diaz For For Management 3 Elect Director Paul L. Joskow For For Management 4 Elect Director John W. Rowe For For Management 5 Ratify Auditors For For Management 6 Report on Global Warming Against Against Shareholder -------------------------------------------------------------------------------- EXXON MOBIL CORP. Ticker: XOM Security ID: 30231G102 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Boskin For For Management 1.2 Elect Director Larry R. Faulkner For For Management 1.3 Elect Director William W. George For For Management 1.4 Elect Director James R. Houghton For For Management 1.5 Elect Director Reatha Clark King For For Management 1.6 Elect Director Marilyn Carlson Nelson For For Management 1.7 Elect Director Samuel J. Palmisano For For Management 1.8 Elect Director Steven S Reinemund For For Management 1.9 Elect Director Walter V. Shipley For For Management 1.10 Elect Director Rex W. Tillerson For For Management 1.11 Elect Director Edward E. Whitacre, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Bylaws to Prohibit Precatory Against Against Shareholder Proposals 4 Require Director Nominee Qualifications Against Against Shareholder 5 Require Independent Board Chairman Against For Shareholder 6 Approve Distribution Policy Against Against Shareholder 7 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 8 Compare CEO Compensation to Company's Against Against Shareholder Lowest Paid U.S. Workers 9 Claw-back of Payments under Restatements Against Against Shareholder 10 Review Anti-discrimination Policy on Against Against Shareholder Corporate Sponsorships and Executive Perks 11 Report on Political Contributions Against Against Shareholder 12 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 13 Report on Community Environmental Impacts Against Against Shareholder of Operations 14 Report on Potential Environmental Damage Against Against Shareholder from Drilling in the Arctic National Wildlife Refuge 15 Adopt Greenhouse Gas Emissions Goals for Against Against Shareholder Products and Operations 16 Report on Carbon Dioxide Emissions Against Against Shareholder Information at Gas Stations 17 Report on Climate Change Impacts on Against Against Shareholder Emerging Countries 18 Report on Energy Technologies Development Against Against Shareholder 19 Adopt Policy to Increase Renewable Energy Against Against Shareholder -------------------------------------------------------------------------------- FEDEX CORPORATION Ticker: FDX Security ID: 31428X106 Meeting Date: SEP 24, 2007 Meeting Type: Annual Record Date: JUL 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James L. Barksdale For For Management 2 Elect Director August A. Busch, IV For For Management 3 Elect Director John A. Edwardson For For Management 4 Elect Director Judith L. Estrin For For Management 5 Elect Director Philip Greer For For Management 6 Elect Director J.R. Hyde, III For For Management 7 Elect Director Shirley A. Jackson For For Management 8 Elect Director Steven R. Loranger For For Management 9 Elect Director Gary W. Loveman For For Management 10 Elect Director Charles T. Manatt For For Management 11 Elect Director Frederick W. Smith For For Management 12 Elect Director Joshua I. Smith For For Management 13 Elect Director Paul S. Walsh For For Management 14 Elect Director Peter S. Willmott For For Management 15 Ratify Auditors For For Management 16 Separate Chairman and CEO Positions Against For Shareholder 17 Advisory Vote to Ratify Named Executive Against Against Shareholder Officer's Compensation 18 Report on Global Warming Against Against Shareholder 19 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- FIFTH THIRD BANCORP Ticker: FITB Security ID: 316773100 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Darryl F. Allen For For Management 1.2 Elect Director John F. Barrett For For Management 1.3 Elect Director U.L. Bridgeman, Jr. For For Management 1.4 Elect Director James P. Hackett For For Management 1.5 Elect Director Gary R. Heminger For For Management 1.6 Elect Director Allen M. Hill For For Management 1.7 Elect Director Kevin T. Kabat For For Management 1.8 Elect Director Robert L. Koch II For For Management 1.9 Elect Director M.D. Livingston For For Management 1.10 Elect Director Hendrik G. Meijer For For Management 1.11 Elect Director James E. Rogers For For Management 1.12 Elect Director George A. Schaefer, Jr. For For Management 1.13 Elect Director John J. Schiff, Jr. For For Management 1.14 Elect Director Dudley S. Taft For For Management 1.15 Elect Director Thomas W. Traylor For For Management 2 Increase Authorized Common Stock For For Management 3 Approve Omnibus Stock Plan For For Management 4 Change Date of Annual Meeting For For Management 5 Ratify Auditors For For Management 6 Hire Advisor/Maximize Shareholder Value Against Against Shareholder -------------------------------------------------------------------------------- FORTUNE BRANDS, INC. Ticker: FO Security ID: 349631101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Goldstein For For Management 1.2 Elect Director Pierre E. Leroy For For Management 1.3 Elect Director A.D. David Mackay For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against Against Shareholder -------------------------------------------------------------------------------- FREDDIE MAC Ticker: FRE Security ID: 313400301 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Geoffrey T. Boisi For For Management 1.3 Elect Director Michelle Engler For For Management 1.4 Elect Director Richard R. Glauber For For Management 1.5 Elect Director Richard Karl Goeltz For For Management 1.6 Elect Director Thomas S. Johnson For For Management 1.7 Elect Director Jerome P. Kenney For For Management 1.8 Elect Director William M. Lewis, Jr. For For Management 1.9 Elect Director Nicolas P. Retsinas For For Management 1.10 Elect Director Stephen A. Ross For For Management 1.11 Elect Director Richard F. Syron For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- GENERAL ELECTRIC CO. Ticker: GE Security ID: 369604103 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James I. Cash, Jr. For For Management 2 Elect Director William M. Castell For For Management 3 Elect Director Ann M. Fudge For For Management 4 Elect Director Claudio X. Gonzalez For For Management 5 Elect Director Susan Hockfield For For Management 6 Elect Director Jeffrey R. Immelt For For Management 7 Elect Director Andrea Jung For For Management 8 Elect Director Alan G. Lafley For For Management 9 Elect Director Robert W. Lane For For Management 10 Elect Director Ralph S. Larsen For For Management 11 Elect Director Rochelle B. Lazarus For For Management 12 Elect Director James J. Mulva For For Management 13 Elect Director Sam Nunn For For Management 14 Elect Director Roger S. Penske For For Management 15 Elect Director Robert J. Swieringa For For Management 16 Elect Director Douglas A. Warner III For For Management 17 Ratify Auditors For For Management 18 Provide for Cumulative Voting Against Against Shareholder 19 Require Independent Board Chairman Against Against Shareholder 20 Claw-back of Payments under Restatements Against Against Shareholder 21 Adopt Policy on Overboarded Directors Against Against Shareholder 22 Report on Charitable Contributions Against Against Shareholder 23 Report on Global Warming Against Against Shareholder 24 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- GLOBALSANTAFE CORPORATION (FORMERLY SANTA FE INTERNATIONAL CORP) Ticker: GSF Security ID: G3930E101 Meeting Date: NOV 9, 2007 Meeting Type: Court Record Date: OCT 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. TO BE VOTED ON AT THE FIRST PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED PURSUANT TO THE ORDER OF THE GRAND COURT OF THE CAYMAN ISLANDS. 2 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. TO BE VOTED ON AT THE SECOND PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION. -------------------------------------------------------------------------------- HALLIBURTON CO. Ticker: HAL Security ID: 406216101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director James R. Boyd For For Management 3 Elect Director Milton Carroll For For Management 4 Elect Director Kenneth T. Derr For For Management 5 Elect Director S. Malcolm Gillis For For Management 6 Elect Director James T. Hackett For For Management 7 Elect Director David J. Lesar For For Management 8 Elect Director J. Landis Martin For For Management 9 Elect Director Jay A. Precourt For For Management 10 Elect Director Debra L. Reed For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Adopt Human Rights Policy Against Against Shareholder 14 Report on Political Contributions Against Against Shareholder 15 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HARLEY-DAVIDSON, INC. Ticker: HOG Security ID: 412822108 Meeting Date: APR 26, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George H. Conrades For For Management 1.2 Elect Director Sara L. Levinson For For Management 1.3 Elect Director George L. Miles, Jr. For For Management 1.4 Elect Director Jochen Zeitz For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HARTFORD FINANCIAL SERVICES GROUP, INC., THE Ticker: HIG Security ID: 416515104 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ramani Ayer For For Management 2 Elect Director Ramon de Oliveira For For Management 3 Elect Director Trevor Fetter For For Management 4 Elect Director Edward J. Kelly, III For For Management 5 Elect Director Paul G. Kirk, Jr. For For Management 6 Elect Director Thomas M. Marra For For Management 7 Elect Director Gail J. McGovern For For Management 8 Elect Director Michael G. Morris For For Management 9 Elect Director Charles B. Strauss For For Management 10 Elect Director H. Patrick Swygert For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- ILLINOIS TOOL WORKS INC. Ticker: ITW Security ID: 452308109 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William F. Aldinger For For Management 2 Elect Director Marvin D. Brailsford For For Management 3 Elect Director Susan Crown For For Management 4 Elect Director Don H. Davis, Jr. For For Management 5 Elect Director Robert C. McCormack For For Management 6 Elect Director Robert S. Morrison For For Management 7 Elect Director James A. Skinner For For Management 8 Elect Director Harold B. Smith For For Management 9 Elect Director David B. Speer For For Management 10 Elect Director Pamela B. Strobel For For Management 11 Approve Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERPUBLIC GROUP OF COMPANIES, INC., THE Ticker: IPG Security ID: 460690100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Borelli For For Management 1.2 Elect Director Reginald K. Brack For For Management 1.3 Elect Director Jocelyn Carter-Miller For For Management 1.4 Elect Director Jill M. Considine For For Management 1.5 Elect Director Richard A. Goldstein For For Management 1.6 Elect Director Mary J. Steele Guilfoile For For Management 1.7 Elect Director H. John Greeniaus For For Management 1.8 Elect Director William T. Kerr For For Management 1.9 Elect Director Michael I. Roth For For Management 1.10 Elect Director David M. Thomas For For Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- JOHNSON & JOHNSON Ticker: JNJ Security ID: 478160104 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary Sue Coleman For For Management 1.2 Elect Director James G. Cullen For For Management 1.3 Elect Director Michael M.E. Johns For For Management 1.4 Elect Director Arnold G. Langbo For For Management 1.5 Elect Director Susan L. Lindquist For For Management 1.6 Elect Director Leo F. Mullin For For Management 1.7 Elect Director Wiliam D. Perez For For Management 1.8 Elect Director Christine A. Poon For For Management 1.9 Elect Director Charles Prince For For Management 1.10 Elect Director Steven S. Reinemund For For Management 1.11 Elect Director David Satcher For For Management 1.12 Elect Director William C. Weldon For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- JOHNSON CONTROLS, INC. Ticker: JCI Security ID: 478366107 Meeting Date: JAN 23, 2008 Meeting Type: Annual Record Date: NOV 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Natalie A. Black For For Management 1.2 Elect Director Robert A. Cornog For For Management 1.3 Elect Director William H. Lacy For For Management 1.4 Elect Director Stephen A. Roell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director Robert I. Lipp For For Management 10 Elect Director David C. Novak For For Management 11 Elect Director Lee R. Raymond For For Management 12 Elect Director William C. Weldon For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For For Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Report on Government Service of Employees Against Against Shareholder 17 Report on Political Contributions Against Against Shareholder 18 Require Independent Board Chairman Against Against Shareholder 19 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 20 Require More Director Nominations Than Against Against Shareholder Open Seats 21 Report on Human Rights Investment Against Against Shareholder Policies 22 Report on Lobbying Activities Against Against Shareholder -------------------------------------------------------------------------------- MASCO CORPORATION Ticker: MAS Security ID: 574599106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Verne G. Istock For For Management 2 Elect Director David L. Johnston For For Management 3 Elect Director J. Michael Losh For For Management 4 Elect Director Timothy Wadhams For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- MEDCO HEALTH SOLUTIONS, INC. Ticker: MHS Security ID: 58405U102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John L. Cassis For For Management 2 Elect Director Michael Goldstein For For Management 3 Elect Director Blenda J. Wilson For For Management 4 Ratify Auditors For For Management 5 Increase Authorized Common Stock For For Management 6 Limit Executive Compensation Against Against Shareholder -------------------------------------------------------------------------------- MERCK & CO., INC. Ticker: MRK Security ID: 589331107 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard T. Clark For For Management 2 Elect Director Johnnetta B. Cole, Ph.D. For For Management 3 Elect Director Thomas H. Glocer For For Management 4 Elect Director Steven F. Goldstone For For Management 5 Elect Director William B. Harrison, Jr. For For Management 6 Elect Director Harry R. Jacobson, M.D. For For Management 7 Elect Director William N. Kelley, M.D. For For Management 8 Elect Director Rochelle B. Lazarus For For Management 9 Elect Director Thomas E. Shenk, Ph.D. For For Management 10 Elect Director Anne M. Tatlock For For Management 11 Elect Director Samuel O. Thier, M.D. For For Management 12 Elect Director Wendell P. Weeks For For Management 13 Elect Director Peter C. Wendell For For Management 14 Ratify Auditors For For Management 15 Limit Executive Compensation Against Against Shareholder 16 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 18 Adopt a bylaw to Require an Independent Against Against Shareholder Lead Director -------------------------------------------------------------------------------- MICROSOFT CORP. Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 13, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Gates, III For For Management 2 Elect Director Steven A. Ballmer For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Dina Dublon For For Management 5 Elect Director Raymond V. Gilmartin For For Management 6 Elect Director Reed Hastings For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Elect Director Jon A. Shirley For For Management 11 Ratify Auditors For For Management 12 Adopt Policies to Protect Freedom of Against Against Shareholder Access to the Internet 13 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- MORGAN STANLEY Ticker: MS Security ID: 617446448 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roy J. Bostock For For Management 2 Elect Director Erskine B. Bowles For For Management 3 Elect Director Howard J. Davies For For Management 4 Elect Director C. Robert Kidder For For Management 5 Elect Director John J. Mack For For Management 6 Elect Director Donald T. Nicolaisen For For Management 7 Elect Director Charles H. Noski For For Management 8 Elect Director Hutham S. Olayan For For Management 9 Elect Director Charles E. Phillips, Jr. For For Management 10 Elect Director Griffith Sexton For For Management 11 Elect Director Laura D. Tyson For For Management 12 Ratify Auditors For For Management 13 Eliminate Supermajority Vote Requirement For For Management 14 Approve Report of the Compensation Against Against Shareholder Committee 15 Report on Human Rights Investment Against Against Shareholder Policies -------------------------------------------------------------------------------- NISOURCE INC. Ticker: NI Security ID: 65473P105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Abdoo For For Management 2 Elect Director Steven C. Beering For For Management 3 Elect Director Deborah S. Coleman For For Management 4 Elect Director Dennis E. Foster For For Management 5 Elect Director Michael E. Jesanis For For Management 6 Elect Director Marty R. Kittrell For For Management 7 Elect Director W. Lee Nutter For For Management 8 Elect Director Ian M. Rolland For For Management 9 Elect Director Robert C. Skaggs For For Management 10 Elect Director Richard L. Thompson For For Management 11 Elect Director Carolyn Y. Woo For For Management 12 Ratify Auditors For For Management 13 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- NORTHEAST UTILITIES Ticker: NU Security ID: 664397106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard H. Booth For For Management 1.2 Elect Director John S. Clarkeson For For Management 1.3 Elect Director Cotton M. Cleveland For For Management 1.4 Elect Director Sanford Cloud Jr. For For Management 1.5 Elect Director James F. Cordes For For Management 1.6 Elect Director E. Gail De Planque For For Management 1.7 Elect Director John G. Graham For For Management 1.8 Elect Director Elizabeth T. Kennan For For Management 1.9 Elect Director Kenneth R. Leibler For For Management 1.10 Elect Director Robert E. Patricelli For For Management 1.11 Elect Director Charles W. Shivery For For Management 1.12 Elect Director John W. Swope For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHERN TRUST CORP. Ticker: NTRS Security ID: 665859104 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda Walker Bynoe For For Management 1.2 Elect Director Nicholas D. Chabraja For For Management 1.3 Elect Director Susan Crown For For Management 1.4 Elect Director Dipak C. Jain For For Management 1.5 Elect Director Arthur L. Kelly For For Management 1.6 Elect Director Robert C. McCormack For For Management 1.7 Elect Director Edward J. Mooney For For Management 1.8 Elect Director William A. Osborn For For Management 1.9 Elect Director John W. Rowe For For Management 1.10 Elect Director Harold B. Smith For For Management 1.11 Elect Director William D. Smithburg For For Management 1.12 Elect Director Enrique J. Sosa For For Management 1.13 Elect Director Charles A. Tribbett III For For Management 1.14 Elect Director Frederick H. Waddell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- OMNICOM GROUP INC. Ticker: OMC Security ID: 681919106 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Wren For For Management 1.2 Elect Director Bruce Crawford For For Management 1.3 Elect Director Robert Charles Clark For For Management 1.4 Elect Director Leonard S. Coleman, Jr. For For Management 1.5 Elect Director Errol M. Cook For For Management 1.6 Elect Director Susan S. Denison For For Management 1.7 Elect Director Michael A. Henning For For Management 1.8 Elect Director John R. Murphy For For Management 1.9 Elect Director John R. Purcell For For Management 1.10 Elect Director Linda Johnson Rice For For Management 1.11 Elect Director Gary L. Roubos For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PACCAR INC. Ticker: PCAR Security ID: 693718108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John M. Fluke For For Management 1.2 Elect Director Stephen F. Page For For Management 1.3 Elect Director Michael A. Tembreull For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Vote Requirements to Amend Against For Shareholder Articles/Bylaws/Charter 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- PEABODY ENERGY CORP. Ticker: BTU Security ID: 704549104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sandra Van Trease For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- PEPCO HOLDINGS, INC. Ticker: POM Security ID: 713291102 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jack B. Dunn, IV For For Management 1.2 Elect Director Terence C. Golden For For Management 1.3 Elect Director Frank O. Heintz For For Management 1.4 Elect Director Barbara J. Krumsiek For For Management 1.5 Elect Director George F. MacCormack For For Management 1.6 Elect Director Richard B. McGlynn For For Management 1.7 Elect Director Lawrence C. Nussdorf For For Management 1.8 Elect Director Frank K. Ross For For Management 1.9 Elect Director Pauline A. Schneider For For Management 1.10 Elect Director Lester P. Silverman For For Management 1.11 Elect Director William T. Torgerson For For Management 1.12 Elect Director Dennis R. Wraase For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRINCIPAL FINANCIAL GROUP, INC. Ticker: PFG Security ID: 74251V102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Betsy J. Bernard For For Management 2 Elect Director Jocelyn Carter-Miller For For Management 3 Elect Director Gary C. Costley For For Management 4 Elect Director William T. Kerr For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- R.H. DONNELLEY CORP. Ticker: RHD Security ID: 74955W307 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael P. Connors For For Management 2 Elect Director Thomas J. Reddin For For Management 3 Elect Director David M. Veit For For Management 4 Ratify Auditors For For Management 5 Approve Stock Option Exchange Program For For Management 6 Declassify the Board of Directors Against Against Shareholder 7 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- SEMPRA ENERGY Ticker: SRE Security ID: 816851109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Collato For For Management 2 Elect Director Wilford D. Godbold Jr. For For Management 3 Elect Director Richard G. Newman For For Management 4 Elect Director Carlos Ruiz Sacristan For For Management 5 Elect Director William C. Rusnack For For Management 6 Elect Director William P. Rutledge For For Management 7 Elect Director Lynn Schenk For For Management 8 Elect Director Neal E. Schmale For For Management 9 Ratify Auditors For For Management 10 Approve Omnibus Stock Plan For For Management 11 Eliminate Supermajority Vote Requirement For For Management 12 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- SOUTHWEST AIRLINES CO. Ticker: LUV Security ID: 844741108 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Biegler For For Management 1.2 Elect Director Louis E. Caldera For For Management 1.3 Elect Director C. Webb Crockett For For Management 1.4 Elect Director William H. Cunningham For For Management 1.5 Elect Director Travis C. Johnson For For Management 1.6 Elect Director Gary C. Kelly For For Management 1.7 Elect Director Nancy B. Loeffler For For Management 1.8 Elect Director John T. Montford For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors 4 Establish a Compensation Committee Against Against Shareholder 5 Prepare Sustainability Report Against Against Shareholder -------------------------------------------------------------------------------- SPRINT NEXTEL CORP Ticker: S Security ID: 852061100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert R. Bennett For For Management 2 Elect Director Gordon M. Bethune For For Management 3 Elect Director Larry C. Glasscock For For Management 4 Elect Director James H. Hance, Jr. For For Management 5 Elect Director Daniel R. Hesse For For Management 6 Elect Director V. Janet Hill For For Management 7 Elect Director Irvine O. Hockaday, Jr. For For Management 8 Elect Director Rodney O?Neal For For Management 9 Elect Director Ralph V. Whitworth For For Management 10 Ratify Auditors For For Management 11 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- SUNTRUST BANKS, INC. Ticker: STI Security ID: 867914103 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patricia C. Frist For For Management 1.2 Elect Director Blake P. Garrett, Jr. For For Management 1.3 Elect Director Douglas Ivester For For Management 1.4 Elect Director Karen Hastie Williams For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SYMANTEC CORP. Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 13, 2007 Meeting Type: Annual Record Date: JUL 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael Brown For For Management 1.2 Elect Director William T. Coleman For For Management 1.3 Elect Director Frank E. Dangeard For For Management 1.4 Elect Director David L. Mahoney For For Management 1.5 Elect Director Robert S. Miller For For Management 1.6 Elect Director George Reyes For For Management 1.7 Elect Director Daniel H. Schulman For For Management 1.8 Elect Director John W. Thompson For For Management 1.9 Elect Director V. Paul Unruh For For Management 2 Amend Outside Director Stock Awards in For For Management Lieu of Cash 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation -------------------------------------------------------------------------------- UNITEDHEALTH GROUP INCORPORATED Ticker: UNH Security ID: 91324P102 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William C. Ballard, Jr. For For Management 2 Elect Director Richard T. Burke For For Management 3 Elect Director Robert J. Darretta For For Management 4 Elect Director Stephen J. Hemsley For For Management 5 Elect Director Michele J. Hooper For For Management 6 Elect Director Douglas W. Leatherdale For For Management 7 Elect Director Glenn M. Renwick For For Management 8 Elect Director Gail R. Wilensky For For Management 9 Amend Omnibus Stock Plan For For Management 10 Amend Qualified Employee Stock Purchase For For Management Plan 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 13 Performance-Based Equity Awards Against Against Shareholder -------------------------------------------------------------------------------- WELLS FARGO AND COMPANY Ticker: WFC Security ID: 949746101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John S. Chen For For Management 2 Elect Director Lloyd H. Dean For For Management 3 Elect Director Susan E. Engel For For Management 4 Elect Director Enrique Hernandez, Jr. For For Management 5 Elect Director Robert L. Joss For For Management 6 Elect Director Richard M. Kovacevich For For Management 7 Elect Director Richard D. McCormick For For Management 8 Elect Director Cynthia H. Milligan For For Management 9 Elect Director Nicholas G. Moore For For Management 10 Elect Director Philip J. Quigley For For Management 11 Elect Director Donald B. Rice For For Management 12 Elect Director Judith M. Runstad For For Management 13 Elect Director Stephen W. Sanger For For Management 14 Elect Director John G. Stumpf For For Management 15 Elect Director Susan G. Swenson For For Management 16 Elect Director Michael W. Wright For For Management 17 Ratify Auditors For For Management 18 Amend Executive Incentive Bonus Plan For For Management 19 Amend Omnibus Stock Plan For For Management 20 Require Independent Board Chairman Against Against Shareholder 21 Advisory Vote to Ratify Named Executive Against Against Shareholder Officers' Compensation 22 Pay For Superior Performance Against Against Shareholder 23 Report on Human Rights Investment Against Against Shareholder Policies 24 Adopt EEO Policy Without Reference to Against Against Shareholder Sexual Orientation 25 Report on Racial and Ethnic Disparities Against Against Shareholder in Loan Pricing -------------------------------------------------------------------------------- WYETH Ticker: WYE Security ID: 983024100 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert M. Amen For For Management 2 Elect Director Michael J. Critelli For For Management 3 Elect Director Robert Essner For For Management 4 Elect Director John D. Feerick For For Management 5 Elect Director Frances D. Fergusson For For Management 6 Elect Director Victor F. Ganzi For For Management 7 Elect Director Robert Langer For For Management 8 Elect Director John P. Mascotte For For Management 9 Elect Director Raymond J. McGuire For For Management 10 Elect Director Mary Lake Polan For For Management 11 Elect Director Bernard Poussot For For Management 12 Elect Director Gary L. Rogers For For Management 13 Elect Director John R. Torell III For For Management 14 Ratify Auditors For For Management 15 Amend Omnibus Stock Plan For For Management 16 Amend Non-Employee Director Restricted For For Management Stock Plan 17 Report on Political Contributions Against Against Shareholder 18 Claw-back of Payments under Restatements Against Against Shareholder ======================= RS LOW DURATION BOND VIP SERIES ======================== ====================== RS MIDCAP OPPORTUNITIES VIP SERIES ====================== AERCAP HOLDINGS N.V. Ticker: AER Security ID: N00985106 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ADOPTION OF THE ANNUAL ACCOUNTS FOR THE For For Management FINANCIAL YEAR 2007. 2 DISCHARGE OF THE DIRECTORS (LEDEN RAAD For For Management VAN BESTUUR) IN RESPECT OF THEIR MANAGEMENT DURING FISCAL YEAR 2007. 3 RE-APPOINTMENT OF MR. PETER KORTEWEG, For Against Management DIRECTOR AS DIRECTOR FOR AN ADDITIONAL TERM OF 4 YEARS. 4 RE-APPOINTMENT OF MR. RONALD J. BOLGER, For Against Management DIRECTOR AS DIRECTOR FOR AN ADDITIONAL TERM OF 4 YEARS. 5 DESIGNATION OF MR. KEITH A. HELMING, AS For For Management THE PERSON REFERRED TO IN ARTICLE 16, PARAGRAPH 8 OF THE ARTICLES OF ASSOCIATION OF THE COMPANY. 6 APPOINTMENT OF PRICEWATERHOUSECOOPERS For For Management ACCOUNTANTS N.V. AS THE REGISTERED ACCOUNTS OF THE COMPANY. 7 AUTHORIZATION OF BOARD OF DIRECTORS TO: For Against Management ISSUE SHARES AND/OR GRANT RIGHTS TO SUBSCRIBE FOR SHARES. 8 AUTHORIZATION OF BOARD OF DIRECTORS TO: For Against Management LIMIT OR EXCLUDE PRE-EMPTIVE RIGHTS. 9 AUTHORIZATION OF BOARD TO REPURCHASE For For Management SHARES. 10 AMENDMENT OF ARTICLES OF ASSOCIATION OF For For Management THE COMPANY AND DESIGNATION OF EACH OF THE COMPANY'S DIRECTORS AND EACH LAWYER WORKING AT NAUTADUTILH N.V. TO IMPLEMENT THE AMENDMENT. -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David W. Kenny For For Management 2 Elect Director Peter J. Kight For For Management 3 Elect Director Frederic V. Salerno For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLERGAN, INC. Ticker: AGN Security ID: 018490102 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Deborah Dunsire For For Management 1.2 Elect Director Trevor M. Jones For For Management 1.3 Elect Director Louis J. Lavigne For For Management 1.4 Elect Director Leonard D. Schaeffer For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Pay For Superior Performance Against Against Shareholder 5 Report on Animal Testing Against Against Shareholder -------------------------------------------------------------------------------- ALLIANCE DATA SYSTEMS CORP. Ticker: ADS Security ID: 018581108 Meeting Date: JUN 16, 2008 Meeting Type: Annual Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bruce K. Anderson For For Management 1.2 Elect Director Roger H. Ballou For For Management 1.3 Elect Director E.L. Draper Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERIGROUP CORP. Ticker: AGP Security ID: 03073T102 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James G. Carlson For For Management 1.2 Elect Director Jeffrey B. Child For For Management 1.3 Elect Director Richard D. Shirk For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMPHENOL CORP. Ticker: APH Security ID: 032095101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald P. Badie For For Management 1.2 Elect Director Dean H. Secord For For Management 2 Ratify Auditors For For Management 3 Amend Non-Employee Director Stock Option For Against Management Plan -------------------------------------------------------------------------------- APTARGROUP, INC. Ticker: ATR Security ID: 038336103 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director King W. Harris For For Management 1.2 Elect Director Peter H. Pfeiffer For For Management 1.3 Elect Director Dr. Joanne C. Smith For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Approve Stock Option Plan For Against Management 4 Approve Non-Employee Director Stock For Against Management Option Plan 5 Increase Authorized Common Stock For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- BARE ESCENTUALS INC Ticker: BARE Security ID: 067511105 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradley M. Bloom For For Management 1.2 Elect Director Lea Anne S. Ottinger For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BROCADE COMMUNICATIONS SYSTEMS Ticker: BRCD Security ID: 111621306 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Gerdelman For For Management 1.2 Elect Director Glenn C. Jones For For Management 1.3 Elect Director Michael Klayko For For Management 2 Amend Non-Employee Director Omnibus Stock For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CELGENE CORP. Ticker: CELG Security ID: 151020104 Meeting Date: JUN 18, 2008 Meeting Type: Annual Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sol J. Barer For For Management 1.2 Elect Director Robert J. Hugin For For Management 1.3 Elect Director Michael D. Casey For For Management 1.4 Elect Director Rodman L. Drake For For Management 1.5 Elect Director A. Hull Hayes, Jr. For Withhold Management 1.6 Elect Director Gilla Kaplan For For Management 1.7 Elect Director James J. Loughlin For For Management 1.8 Elect Director Ernest Mario For For Management 1.9 Elect Director Walter L. Robb For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- CF INDUSTRIES HOLDINGS, INC. Ticker: CF Security ID: 125269100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wallace W. Creek For For Management 1.2 Elect Director William Davisson For For Management 1.3 Elect Director Stephen R. Wilson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHESAPEAKE ENERGY CORP. Ticker: CHK Security ID: 165167107 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aubrey K. McClendon For For Management 1.2 Elect Director Don Nickles For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CHICAGO BRIDGE & IRON CO. Ticker: CBI Security ID: 167250109 Meeting Date: NOV 16, 2007 Meeting Type: Special Record Date: OCT 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 TO APPROVE AND AUTHORIZE THE ACQUISITION For For Management OF THE LUMMUS GLOBAL BUSINESS OF ABB ASEA BROWN BOVERI LTD. BY CB&I OR DIRECT OR INDIRECT WHOLLY-OWNED SUBSIDIARIES OF CB&I. -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen M. Dow For For Management 1.2 Elect Director Godfrey R. Sullivan For For Management 1.3 Elect Director Mark B. Templeton For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors -------------------------------------------------------------------------------- CLEARWIRE CORP Ticker: CLWR Security ID: 185385309 Meeting Date: JUN 20, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Craig O. McCaw For For Management 1.2 Elect Director Benjamin G. Wolff For For Management 1.3 Elect Director Peter L.S. Currie For For Management 1.4 Elect Director Richard P. Emerson For For Management 1.5 Elect Director Nicolas Kauser For For Management 1.6 Elect Director David Perlmutter For Withhold Management 1.7 Elect Director Michael J. Sabia For For Management 1.8 Elect Director R. Gerard Salemme For For Management 1.9 Elect Director Stuart M. Sloan For For Management 1.10 Elect Director Michelangelo A. Volpi For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONSOL ENERGY, INC. Ticker: CNX Security ID: 20854P109 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Whitmire For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director James E. Altmeyer, Sr. For For Management 1.4 Elect Director William E. Davis For For Management 1.5 Elect Director Raj K. Gupta For For Management 1.6 Elect Director Patricia A. Hammick For For Management 1.7 Elect Director David C. Hardesty, Jr. For For Management 1.8 Elect Director John T. Mills For For Management 1.9 Elect Director William P. Powell For For Management 1.10 Elect Director Joseph T. Williams For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Report on GHG Emissions Reductions From Against Against Shareholder Products and Operations -------------------------------------------------------------------------------- CROCS, INC Ticker: CROX Security ID: 227046109 Meeting Date: JUN 26, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Smach For For Management 1.2 Elect Director Ronald R. Snyder For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DECKERS OUTDOOR CORP. Ticker: DECK Security ID: 243537107 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angel R. Martinez For For Management 1.2 Elect Director Rex A. Licklider For For Management 1.3 Elect Director John M. Gibbons For For Management 1.4 Elect Director John G. Perenchio For For Management 1.5 Elect Director Maureen Conners For For Management 1.6 Elect Director Tore Steen For For Management 1.7 Elect Director Ruth M. Owades For For Management 1.8 Elect Director Karyn O. Barsa For For Management 2 Increase Authorized Common Stock For Against Management 3 Ratify Auditors For For Management 4 Other Business For For Management -------------------------------------------------------------------------------- DICKS SPORTING GOODS INC Ticker: DKS Security ID: 253393102 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward W. Stack For For Management 1.2 Elect Director Lawrence J. Schorr For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- EXPRESS SCRIPTS, INC. Ticker: ESRX Security ID: 302182100 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gary G. Benanav For For Management 1.2 Elect Director Frank J. Borelli For For Management 1.3 Elect Director Maura C. Breen For For Management 1.4 Elect Director Nicholas J. LaHowchic For For Management 1.5 Elect Director Thomas P. Mac Mahon For For Management 1.6 Elect Director Woodrow A. Myers Jr. For For Management 1.7 Elect Director John O. Parker, Jr. For For Management 1.8 Elect Director George Paz For For Management 1.9 Elect Director Samuel K. Skinner For For Management 1.10 Elect Director Seymour Sternberg For For Management 1.11 Elect Director Barrett A. Toan For For Management 2 Increase Authorized Common Stock For Against Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management 5 Other Business For For Management -------------------------------------------------------------------------------- FACTSET RESEARCH SYSTEMS, INC. Ticker: FDS Security ID: 303075105 Meeting Date: DEC 18, 2007 Meeting Type: Annual Record Date: OCT 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph E. Laird, Jr. For For Management 1.2 Elect Director James J. McGonigle For For Management 1.3 Elect Director Charles J. Snyder For For Management 1.4 Elect Director Joseph R. Zimmel For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FLIR SYSTEMS, INC. Ticker: FLIR Security ID: 302445101 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Crouch For For Management 1.2 Elect Director John C. Hart For For Management 1.3 Elect Director Angus L Macdonald For For Management 2 Increase Authorized Common Stock For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FOSSIL, INC. Ticker: FOSL Security ID: 349882100 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth W. Anderson For For Management 1.2 Elect Director James E. Skinner For For Management 1.3 Elect Director Michael W. Barnes For For Management 1.4 Elect Director Jeffrey N. Boyer For For Management 1.5 Elect Director Elysia Holt Ragusa For For Management 1.6 Elect Director James M. Zimmerman For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FTI CONSULTING, INC. Ticker: FCN Security ID: 302941109 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark H. Berey For For Management 1.2 Elect Director Jack B. Dunn, IV For For Management 1.3 Elect Director Gerard E. Holthaus For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- GLOBALSANTAFE CORPORATION (FORMERLY SANTA FE INTERNATIONAL CORP) Ticker: GSF Security ID: G3930E101 Meeting Date: NOV 9, 2007 Meeting Type: Court Record Date: OCT 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. TO BE VOTED ON AT THE FIRST PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED PURSUANT TO THE ORDER OF THE GRAND COURT OF THE CAYMAN ISLANDS. 2 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. TO BE VOTED ON AT THE SECOND PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION. -------------------------------------------------------------------------------- GOLDMAN SACHS GROUP, INC., THE Ticker: GS Security ID: 38141G104 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors Lloyd C. Blankfein For For Management 2 Elect Directors John H. Bryan For For Management 3 Elect Directors Gary D. Cohn For For Management 4 Elect Directors Claes Dahlback For For Management 5 Elect Directors Stephen Friedman For For Management 6 Elect Directors William W. George For For Management 7 Elect Directors Rajat K. Gupta For For Management 8 Elect Directors James A. Johnson For For Management 9 Elect Directors Lois D. Juliber For For Management 10 Elect Directors Edward M. Liddy For For Management 11 Elect Directors Ruth J. Simmons For For Management 12 Elect Directors Jon Winkelried For For Management 13 Ratify Auditors For For Management 14 Prohibit Executive Stock-Based Awards Against For Shareholder 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 16 Prepare Sustainability Report Against Against Shareholder -------------------------------------------------------------------------------- GRANT PRIDECO INC Ticker: GRP Security ID: 38821G101 Meeting Date: APR 21, 2008 Meeting Type: Special Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management -------------------------------------------------------------------------------- HANSEN NATURAL CORP. Ticker: HANS Security ID: 411310105 Meeting Date: NOV 9, 2007 Meeting Type: Annual Record Date: SEP 18, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rodney C. Sacks For For Management 1.2 Elect Director Hilton H. Schlosberg For For Management 1.3 Elect Director Norman C. Epstein For For Management 1.4 Elect Director Benjamin M. Polk For For Management 1.5 Elect Director Sydney Selati For For Management 1.6 Elect Director Harold C. Taber, Jr. For For Management 1.7 Elect Director Mark S. Vidergauz For For Management 2 Amend Stock Option Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- HARRIS CORP. Ticker: HRS Security ID: 413875105 Meeting Date: OCT 26, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas A. Dattilo For For Management 2 Elect Director Howard Lance For For Management 3 Elect Director James C. Stoffel For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOLOGIC, INC. Ticker: HOLX Security ID: 436440101 Meeting Date: OCT 18, 2007 Meeting Type: Special Record Date: AUG 22, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management 2 Issue Shares in Connection with an For For Management Acquisition 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Omnibus Stock Plan For For Management 5 Adjourn Meeting For For Management -------------------------------------------------------------------------------- HOLOGIC, INC. Ticker: HOLX Security ID: 436440101 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Cumming For For Management 1.2 Elect Director Patrick J. Sullivan For For Management 1.3 Elect Director David R. LaVance, Jr. For For Management 1.4 Elect Director Nancy L. Leaming For For Management 1.5 Elect Director Lawrence M. Levy For For Management 1.6 Elect Director Glenn P. Muir For For Management 1.7 Elect Director Elaine S. Ullian For For Management 1.8 Elect Director Daniel J. Levangie For For Management 1.9 Elect Director Sally W. Crawford For For Management 1.10 Elect Director C. William McDaniel For For Management 1.11 Elect Director Wayne Wilson For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Qualified Employee Stock Purchase For For Management Plan 4 Approve Omnibus Stock Plan For Against Management 5 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ILLUMINA, INC. Ticker: ILMN Security ID: 452327109 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Roy A. Whitfield For For Management 1.2 Elect Director Daniel M. Bradbury For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Brooke Seawell For For Management 1.2 Elect Director Mark A. Bertelsen For For Management 1.3 Elect Director Godfrey R. Sullivan For For Management 2 Approve Qualified Employee Stock Purchase For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTUITIVE SURGICAL, INC. Ticker: ISRG Security ID: 46120E602 Meeting Date: APR 18, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Duggan For For Management 1.2 Elect Director Floyd D. Loop For For Management 1.3 Elect Director George Stalk Jr. For For Management -------------------------------------------------------------------------------- INVERNESS MEDICAL INNOVATIONS INC Ticker: IMA Security ID: 46126P106 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Levy For For Management 1.2 Elect Director Jerry McAleer, Ph.D. For For Management 1.3 Elect Director John A. Quelch For For Management 2 Increase Authorized Common Stock For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Approve Ability to Issue as Many Shares For For Management of Common stock for the Full conversion of Proposed Series B Convertible Perpetual Preferred Stock and Full Payment of the Dividends on the Series B Preferred Stock 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ITT EDUCATIONAL SERVICES, INC. Ticker: ESI Security ID: 45068B109 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John E. Dean For For Management 1.2 Elect Director James D. Fowler, Jr. For For Management 1.3 Elect Director Vin Weber For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- KAISER ALUMINUM CORP. Ticker: KALU Security ID: 483007704 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Carolyn Bartholomew For For Management 1.2 Elect Director Jack A. Hockema For For Management 1.3 Elect Director Georganne C. Proctor For For Management 1.4 Elect Director Brett E. Wilcox For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For Against Management -------------------------------------------------------------------------------- KIRBY CORP. Ticker: KEX Security ID: 497266106 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James R. Clark For For Management 2 Elect Director David L. Lemmon For For Management 3 Elect Director George A. Peterkin, Jr. For For Management 4 Elect Director Richard R. Stewart For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Amend Non-Employee Director Omnibus Stock For Against Management Plan 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- MANITOWOC COMPANY, INC., THE Ticker: MTW Security ID: 563571108 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dean H. Anderson For For Management 1.2 Elect Director Keith D. Nosbusch For For Management 1.3 Elect Director Glen E. Tellock For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MASTERCARD INCORPORATED Ticker: MA Security ID: 57636Q104 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bernard S.Y. Fung For For Management 1.2 Elect Director Marc Olivie For For Management 1.3 Elect Director Mark Schwartz For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCDERMOTT INTERNATIONAL, INC. Ticker: MDR Security ID: 580037109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 DIRECTOR ROGER A. BROWN For For Management 1.2 DIRECTOR OLIVER D. KINGSLEY, JR. For For Management 1.3 DIRECTOR BRUCE W. WILKINSON For For Management 2 APPROVE AMENDMENT TO ARTICLES OF For For Management INCORPORATION TO CHANGE THE PERIOD WITHIN WHICH OUR BOARD OF DIRECTORS MAY SET A RECORD DATE OF A MEETING OF STOCKHOLDERS. 3 RATIFICATION OF APPOINTMENT OF MCDERMOTT For For Management S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008. -------------------------------------------------------------------------------- MEMC ELECTRONIC MATERIALS, INC. Ticker: WFR Security ID: 552715104 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter Blackmore For For Management 1.2 Elect Director Nabeel Gareeb For For Management 1.3 Elect Director Marshall Turner For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MERCADOLIBRE, INC. Ticker: MELI Security ID: 58733R102 Meeting Date: JUN 9, 2008 Meeting Type: Annual Record Date: MAY 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael Spence For For Management 1.2 Elect Director Anton Levy For For Management 1.3 Elect Director Mario Vasquez For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MYLAN INC. Ticker: MYL Security ID: 628530107 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Milan Puskar For For Management 1.2 Elect Director Robert J. Coury For For Management 1.3 Elect Director Wendy Cameron For For Management 1.4 Elect Director Neil Dimick For For Management 1.5 Elect Director Douglas J. Leech For For Management 1.6 Elect Director Joseph C. Maroon For For Management 1.7 Elect Director N. Prasad For Withhold Management 1.8 Elect Director Rodney L. Piatt For For Management 1.9 Elect Director C.B. Todd For For Management 1.10 Elect Director Randall L. Vanderveen For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- NABORS INDUSTRIES, LTD. Ticker: NBR Security ID: G6359F103 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony G. Petrello For For Management 1.2 Elect Director Myron M. Sheinfeld For For Management 1.3 Elect Director Martin J. Whitman For For Management 2 Ratify Auditors For For Management 3 SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR Against For Shareholder SUPERIOR PERFORMANCE STANDARD IN THE COMPANY S EXECUTIVE COMPENSATION PLAN FOR SENIOR EXECUTIVES. 4 SHAREHOLDER PROPOSAL REGARDING GROSS-UP Against For Shareholder PAYMENTS TO SENIOR EXECUTIVES. -------------------------------------------------------------------------------- NASDAQ OMX GROUP, INC., THE Ticker: NDAQ Security ID: 631103108 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Soud Ba'alawy For For Management 1.2 Elect Director Urban Backstrom For For Management 1.3 Elect Director H. Furlong Baldwin For For Management 1.4 Elect Director Michael Casey For For Management 1.5 Elect Director Lon Gorman For For Management 1.6 Elect Director Robert Greifeld For For Management 1.7 Elect Director Glenn H. Hutchins For For Management 1.8 Elect Director Birgitta Kantola For For Management 1.9 Elect Director Essa Kazim For For Management 1.10 Elect Director John D. Markese For For Management 1.11 Elect Director Hans Munk Nielsen For For Management 1.12 Elect Director Thomas F. O'Neill For For Management 1.13 Elect Director James S. Riepe For For Management 1.14 Elect Director Michael R. Splinter For For Management 1.15 Elect Director Lars Wedenborn For For Management 1.16 Elect Director Deborah L. Wince-Smith For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- NASDAQ STOCK MARKET, INC, THE Ticker: NDAQ Security ID: 631103108 Meeting Date: DEC 12, 2007 Meeting Type: Special Record Date: OCT 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with an For For Management Acquisition 2 Change Company Name For For Management -------------------------------------------------------------------------------- NOBLE CORPORATION Ticker: NE Security ID: G65422100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence J. Chazen For For Management 1.2 Elect Director Mary P. Ricciardello For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHERN TRUST CORP. Ticker: NTRS Security ID: 665859104 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda Walker Bynoe For For Management 1.2 Elect Director Nicholas D. Chabraja For For Management 1.3 Elect Director Susan Crown For For Management 1.4 Elect Director Dipak C. Jain For For Management 1.5 Elect Director Arthur L. Kelly For For Management 1.6 Elect Director Robert C. McCormack For For Management 1.7 Elect Director Edward J. Mooney For For Management 1.8 Elect Director William A. Osborn For For Management 1.9 Elect Director John W. Rowe For For Management 1.10 Elect Director Harold B. Smith For For Management 1.11 Elect Director William D. Smithburg For For Management 1.12 Elect Director Enrique J. Sosa For For Management 1.13 Elect Director Charles A. Tribbett III For For Management 1.14 Elect Director Frederick H. Waddell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NUANCE COMMUNICATIONS, INC. Ticker: NUAN Security ID: 67020Y100 Meeting Date: APR 21, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles W. Berger For For Management 1.2 Elect Director Robert J. Frankenberg For For Management 1.3 Elect Director Jeffrey A. Harris For For Management 1.4 Elect Director William H. Janeway For For Management 1.5 Elect Director Katharine A. Martin For For Management 1.6 Elect Director Mark B. Myers For For Management 1.7 Elect Director Philip J. Quigley For For Management 1.8 Elect Director Paul A. Ricci For For Management 1.9 Elect Director Robert G. Teresi For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PHARMACEUTICAL PRODUCT DEVELOPMENT, INC. Ticker: PPDI Security ID: 717124101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stuart Bondurant, M.D. For For Management 1.2 Elect Director F.N. Eshelman, Pharm.D. For For Management 1.3 Elect Director Frederick Frank For For Management 1.4 Elect Director General David L. Grange For For Management 1.5 Elect Director Catherine M. Klema For For Management 1.6 Elect Director Terry Magnuson, Ph.D. For For Management 1.7 Elect Director Ernest Mario, Ph.D. For For Management 1.8 Elect Director John A. Mcneill, Jr. For For Management 2 Ratify Auditors For For Management 3 Other Business For For Management -------------------------------------------------------------------------------- PRICELINE.COM INC. Ticker: PCLN Security ID: 741503403 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffery H. Boyd For For Management 1.2 Elect Director Ralph M. Bahna For For Management 1.3 Elect Director Howard W. Barker, Jr. For For Management 1.4 Elect Director Jan L. Docter For For Management 1.5 Elect Director Jeffrey E. Epstein For For Management 1.6 Elect Director James M. Guyette For For Management 1.7 Elect Director Nancy B. Peretsman For For Management 1.8 Elect Director Craig W. Rydin For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Amend Bylaws to Permit Shareholders to Against For Shareholder Call Special Meetings -------------------------------------------------------------------------------- QUICKSILVER RESOURCES INC. Ticker: KWK Security ID: 74837R104 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Darden For For Management 1.2 Elect Director W. Byron Dunn For For Management 1.3 Elect Director Mark J. Warner For For Management 2 Increase Authorized Preferred and Common For Against Management Stock -------------------------------------------------------------------------------- SUNPOWER CORP. Ticker: SPWR Security ID: 867652109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W. Steve Albrecht For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director T.J. Rodgers For For Management 1.4 Elect Director Thomas H. Werner For For Management 1.5 Elect Director Pat Wood III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- TRANSOCEAN INC. Ticker: RIG Security ID: G90073100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: JON A. MARSHALL For For Management 2 ELECTION OF DIRECTOR: MARTIN B. MCNAMARA For For Management 3 ELECTION OF DIRECTOR: ROBERT E. ROSE For For Management 4 ELECTION OF DIRECTOR: IAN C. STRACHAN For For Management 5 APPROVAL OF THE APPOINTMENT OF ERNST & For For Management YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008. -------------------------------------------------------------------------------- URS CORP. Ticker: URS Security ID: 903236107 Meeting Date: NOV 15, 2007 Meeting Type: Special Record Date: SEP 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with an For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- URS CORP. Ticker: URS Security ID: 903236107 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director H. Jesse Arnelle For For Management 2 Elect Director Armen Der Marderosian For For Management 3 Elect Director Mickey P. Foret For For Management 4 Elect Director Martin M. Koffel For For Management 5 Elect Director Joseph W. Ralston For For Management 6 Elect Director John D. Roach For For Management 7 Elect Director Douglas W. Stotlar For For Management 8 Elect Director William P. Sullivan For For Management 9 Elect Director William D. Walsh For For Management 10 Elect Director Lydia H. Kennard For For Management 11 Increase Authorized Common Stock For Against Management 12 Approve Omnibus Stock Plan For Against Management 13 Approve Qualified Employee Stock Purchase For For Management Plan 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- VULCAN MATERIALS CO. Ticker: VMC Security ID: 929160109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald M. James For For Management 1.2 Elect Director Ann McLaughlin Korologos For For Management 1.3 Elect Director Philip J. Carroll, Jr. For For Management 1.4 Elect Director Orin R. Smith For For Management 2 Ratify Auditors For For Management 3 Adopt the Legacy Vulcan Corp. Restated For For Management Certificate of Incorporation -------------------------------------------------------------------------------- WEATHERFORD INTERNATIONAL LTD Ticker: WFT Security ID: G95089101 Meeting Date: JUN 2, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION AS DIRECTOR: NICHOLAS F. BRADY For For Management 2 ELECTION AS DIRECTOR: WILLIAM E. MACAULAY For For Management 3 ELECTION AS DIRECTOR: DAVID J. BUTTERS For For Management 4 ELECTION AS DIRECTOR: ROBERT B. MILLARD For For Management 5 ELECTION AS DIRECTOR: BERNARD J. For For Management DUROC-DANNER 6 ELECTION AS DIRECTOR: ROBERT K. MOSES, For For Management JR. 7 ELECTION OF DIRECTOR: ROBERT A. RAYNE For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- WESTERN DIGITAL CORP. Ticker: WDC Security ID: 958102105 Meeting Date: NOV 6, 2007 Meeting Type: Annual Record Date: SEP 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter D. Behrendt For For Management 2 Elect Director Kathleen A. Cote For For Management 3 Elect Director John F. Coyne For For Management 4 Elect Director Henry T. DeNero For For Management 5 Elect Director William L. Kimsey For For Management 6 Elect Director Michael D. Lambert For For Management 7 Elect Director Mathew E. Massengill For For Management 8 Elect Director Roger H. Moore For For Management 9 Elect Director Thomas E. Pardun For For Management 10 Elect Director Arif Shakeel For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- YUM BRANDS, INC. Ticker: YUM Security ID: 988498101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Dorman For For Management 1.2 Elect Director Massimo Ferragamo For For Management 1.3 Elect Director J. David Grissom For For Management 1.4 Elect Director Bonnie G. Hill For For Management 1.5 Elect Director Robert Holland, Jr. For For Management 1.6 Elect Director Kenneth G. Langone For For Management 1.7 Elect Director Jonathan S. Linen For For Management 1.8 Elect Director Thomas C. Nelson For For Management 1.9 Elect Director David C. Novak For For Management 1.10 Elect Director Thomas M. Ryan For For Management 1.11 Elect Director Jing-Shyh S. Su For For Management 1.12 Elect Director Jackie Trujillo For For Management 1.13 Elect Director Robert D. Walter For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Amend Omnibus Stock Plan For Against Management 5 Adopt MacBride Principles Against Against Shareholder 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 7 Report on Sustainability and Food Safety Against For Shareholder in the Supply Chain 8 Report on Animal Welfare Policies Against Against Shareholder ========================== RS MONEY MARKET VIP SERIES ========================== ============================ RS PARTNERS VIP SERIES ============================ A. M. CASTLE & CO. Ticker: CAS Security ID: 148411101 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian P. Anderson For For Management 1.2 Elect Director Thomas A. Donahoe For For Management 1.3 Elect Director Ann M. Drake For For Management 1.4 Elect Director Michael. H. Goldberg For For Management 1.5 Elect Director William K. Hall For For Management 1.6 Elect Director Robert S. Hamada For For Management 1.7 Elect Director Patrick J. Herbert, III For For Management 1.8 Elect Director Terrence J. Keating For For Management 1.9 Elect Director Pamela Forbes Lieberman For For Management 1.10 Elect Director John McCartney For For Management 1.11 Elect Director Michael Simpson For For Management 2 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- ACI WORLDWIDE INC Ticker: ACIW Security ID: 004498101 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred R. Berkeley, III For For Management 1.2 Elect Director John D. Curtis For For Management 1.3 Elect Director Philip G. Heasley For For Management 1.4 Elect Director Harlan F. Seymour For For Management 1.5 Elect Director John M. Shay, Jr. For For Management 1.6 Elect Director John E. Stokely For For Management 1.7 Elect Director Jan H. Suwinski For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ADVANCED MEDICAL OPTICS, INC. Ticker: EYE Security ID: 00763M108 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James V. Mazzo For For Management 1.2 Elect Director Robert J. Palmisano For For Management 1.3 Elect Director James O. Rollans For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- ALLEGHENY TECHNOLOGIES INCORPORATED Ticker: ATI Security ID: 01741R102 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Diggs For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director Michael J. Joyce For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors -------------------------------------------------------------------------------- ANNALY CAPITAL MANAGEMENT INC. Ticker: NLY Security ID: 035710409 Meeting Date: APR 21, 2008 Meeting Type: Special Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- ATMEL CORPORATION Ticker: ATML Security ID: 049513104 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven Laub For For Management 2 Elect Director Tsung-Ching Wu For For Management 3 Elect Director David Sugishita For For Management 4 Elect Director Papken Der Torossian For For Management 5 Elect Director Jack L. Saltich For For Management 6 Elect Director Charles Carinalli For For Management 7 Elect Director Dr. Edward Ross For For Management 8 Amend Omnibus Stock Plan For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- BERRY PETROLEUM CO. Ticker: BRY Security ID: 085789105 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Bryant For For Management 1.2 Elect Director R. Busch III For For Management 1.3 Elect Director W. Bush For For Management 1.4 Elect Director S. Cropper For For Management 1.5 Elect Director J. Gaul For For Management 1.6 Elect Director R. Heinemann For For Management 1.7 Elect Director T. Jamieson For For Management 1.8 Elect Director J. Keller For For Management 1.9 Elect Director R. Robinson For For Management 1.10 Elect Director M. Young For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BIOMED REALTY TRUST INC Ticker: BMR Security ID: 09063H107 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alan D. Gold For For Management 1.2 Elect Director Barbara R. Cambon For For Management 1.3 Elect Director Edward A. Dennis Ph.D. For For Management 1.4 Elect Director Richard I. Gilchrist For For Management 1.5 Elect Director Gary A. Kreitzer For For Management 1.6 Elect Director Theodore D. Roth For For Management 1.7 Elect Director M. Faye Wilson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAPLEASE, INC. Ticker: LSE Security ID: 140288101 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul H. McDowell For For Management 1.2 Elect Director William R. Pollert For For Management 1.3 Elect Director Michael E. Gagliardi For For Management 1.4 Elect Director Stanley Kreitman For For Management 1.5 Elect Director Jeffrey F. Rogatz For For Management 1.6 Elect Director Howard A. Silver For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CARTER'S, INC. Ticker: CRI Security ID: 146229109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradley M. Bloom For For Management 1.2 Elect Director A. Bruce Cleverly For For Management 1.3 Elect Director Frederick J. Rowan, II For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CENTURY ALUMINUM COMPANY Ticker: CENX Security ID: 156431108 Meeting Date: JUN 24, 2008 Meeting Type: Annual Record Date: MAY 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert E. Fishman, Ph.D. For For Management 1.2 Elect Director Jack E. Thompson For For Management 1.3 Elect Director Catherine Z. Manning For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COINSTAR, INC. Ticker: CSTR Security ID: 19259P300 Meeting Date: JUN 3, 2008 Meeting Type: Proxy Contest Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Deborah L. Bevier For For Management 1.2 Elect Director David M. Eskenazy For For Management 1.3 Elect Director Robert D. Sznewajs For For Management 2 Ratify Auditors For For Management 1.1 Elect Director Eugene I. Krieger For Did Not Shareholder Vote 1.2 Elect Director John M. Panettiere For Did Not Shareholder Vote 1.3 Elect Director Arik Ahitov For Did Not Shareholder Vote 2 Ratify Auditors For Did Not Management Vote -------------------------------------------------------------------------------- COMMERCIAL VEHICLE GROUP, INC. Ticker: CVGI Security ID: 202608105 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David R. Bovee For For Management 1.2 Elect Director Scott D. Rued For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COOPER COMPANIES, INC., THE Ticker: COO Security ID: 216648402 Meeting Date: MAR 18, 2008 Meeting Type: Annual Record Date: FEB 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Thomas Bender For For Management 1.2 Elect Director Michael H. Kalkstein For For Management 1.3 Elect Director Jody S. Lindell For For Management 1.4 Elect Director Moses Marx For For Management 1.5 Elect Director Donald Press For For Management 1.6 Elect Director Steven Rosenberg For For Management 1.7 Elect Director A.E. Rubenstein For For Management 1.8 Elect Director Robert S. Weiss For For Management 1.9 Elect Director Stanley Zinberg For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COPART, INC. Ticker: CPRT Security ID: 217204106 Meeting Date: DEC 6, 2007 Meeting Type: Annual Record Date: OCT 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Willis J. Johnson For For Management 1.2 Elect Director A. Jayson Adair For For Management 1.3 Elect Director James E. Meeks For For Management 1.4 Elect Director Steven D. Cohan For For Management 1.5 Elect Director Daniel J. Englander For For Management 1.6 Elect Director Barry Rosenstein For For Management 1.7 Elect Director Thomas W. Smith For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CORINTHIAN COLLEGES, INC. Ticker: COCO Security ID: 218868107 Meeting Date: NOV 16, 2007 Meeting Type: Annual Record Date: OCT 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jack Massimino For For Management 1.2 Elect Director Hank Adler For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DUPONT FABROS TECHNOLOGY, INC. Ticker: DFT Security ID: 26613Q106 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lammot J. Du Pont For For Management 1.2 Elect Director Hossein Fateh For For Management 1.3 Elect Director Mark Amin For For Management 1.4 Elect Director Michael A. Coke For For Management 1.5 Elect Director Thomas D. Eckert For Withhold Management 1.6 Elect Director Frederic V. Malek For For Management 1.7 Elect Director John H. Toole For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- EMPLOYERS HOLDINGS INC. Ticker: EIG Security ID: 292218104 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Kolesar For For Management 1.2 Elect Director Douglas D. Dirks For For Management 1.3 Elect Director Richard W. Blakey For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ERESEARCH TECHNOLOGY, INC. Ticker: ERES Security ID: 29481V108 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joel Morganroth For For Management 1.2 Elect Director Stephen S. Phillips For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- EURONET WORLDWIDE INC. Ticker: EEFT Security ID: 298736109 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dr. Andrzej Olechowski For For Management 1.2 Elect Director Eriberto R. Scocimara For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V. Ticker: OMAB Security ID: 400501102 Meeting Date: APR 3, 2008 Meeting Type: Annual/Special Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and Statutory For For Management Reports for the Period Ended December 31, 2007 2 Accept Tax Report in Accordance with Art. For For Management 28, Section IV of Stock Market Law 3 Authorize Board to Ratify and Execute For For Management Approved Resolutions in Proposals I and II 4 Approve Allocation of Income, Increase in For For Management Reserves, Allocation of Stock Repurchase Reserve and Dividends 5 Approve Change in Dividends Policy For For Management 6 Elect Directors, Alternates and Chairs of For For Management Special Committees (Bundled) 7 Approve Remuneration of Directors and For For Management Members of the Special Committees 8 Amend Corporate Bylaws For For Management 9 Authorize Board to Ratify and Execute For For Management Approved Resolutions -------------------------------------------------------------------------------- HANCOCK HOLDING CO. Ticker: HBHC Security ID: 410120109 Meeting Date: MAR 27, 2008 Meeting Type: Annual Record Date: FEB 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank. E. Bertucci For For Management 1.2 Elect Director Carl J. Chaney For For Management 1.3 Elect Director John H. Pace For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HANOVER INSURANCE GROUP INC Ticker: THG Security ID: 410867105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Gallitano For For Management 2 Elect Director Wendell J. Knox For For Management 3 Elect Director Robert J. Murray For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: DEC 6, 2007 Meeting Type: Annual Record Date: OCT 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lynn R. Coleman For For Management 1.2 Elect Director Kevin P. Collins For For Management 1.3 Elect Director W. Phillip Marcum For For Management 1.4 Elect Director William F. Owens For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David J. Breazzano For For Management 1.2 Elect Director William D. Fertig For For Management 1.3 Elect Director J. Robinson West For For Management 1.4 Elect Director Robert K. Reeves For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LAWSON SOFTWARE, INC. Ticker: LWSN Security ID: 52078P102 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven C. Chang For For Management 1.2 Elect Director Harry Debes For For Management 1.3 Elect Director Peter Gyenes For For Management 1.4 Elect Director David R. Hubers For For Management 1.5 Elect Director H. Richard Lawson For For Management 1.6 Elect Director Michael A. Rocca For For Management 1.7 Elect Director Robert A. Schriesheim For For Management 1.8 Elect Director Romesh Wadhwani For For Management 1.9 Elect Director Paul Wahl For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LCA-VISION INC. Ticker: LCAV Security ID: 501803308 Meeting Date: AUG 21, 2007 Meeting Type: Annual Record Date: JUN 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William F. Bahl For For Management 1.2 Elect Director Thomas G. Cody For For Management 1.3 Elect Director John H. Gutfreund For For Management 1.4 Elect Director John C. Hassan For For Management 1.5 Elect Director Steven C. Straus For For Management 1.6 Elect Director E. Anthony Woods For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LIBERTY GLOBAL INC. Ticker: LBTYA Security ID: 530555101 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael T. Fries For For Management 1.2 Elect Director Paul A. Gould For For Management 1.3 Elect Director John C. Malone For For Management 1.4 Elect Director Larry E. Romrell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LIBERTY GLOBAL INC. Ticker: LBTYA Security ID: 530555309 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael T. Fries For For Management 1.2 Elect Director Paul A. Gould For For Management 1.3 Elect Director John C. Malone For For Management 1.4 Elect Director Larry E. Romrell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LIONS GATE ENTERTAINMENT CORP. Ticker: LGF Security ID: 535919203 Meeting Date: SEP 11, 2007 Meeting Type: Annual/Special Record Date: JUL 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Norman Bacal For For Management 1.2 Elect Director Michael Burns For For Management 1.3 Elect Director Arthur Evrensel For For Management 1.4 Elect Director Jon Feltheimer For For Management 1.5 Elect Director Morley Koffman For For Management 1.6 Elect Director Harald Ludwig For For Management 1.7 Elect Director Laurie May For For Management 1.8 Elect Director G. Scott Paterson For For Management 1.9 Elect Director Daryl Simm For For Management 1.10 Elect Director Hardwick Simmons For For Management 1.11 Elect Director Brian V. Tobin For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Performance Incentive Plan For Against Management -------------------------------------------------------------------------------- LIVE NATION, INC. Ticker: LYV Security ID: 538034109 Meeting Date: JUN 25, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert Ted Enloe, III For For Management 1.2 Elect Director Jeffrey T. Hinson For For Management 1.3 Elect Director James S. Kahan For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MAGELLAN HEALTH SERVICES, INC. Ticker: MGLN Security ID: 559079207 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William J. McBride For For Management 1.2 Elect Director Robert M. Le Blanc For For Management 1.3 Elect Director Allen F. Wise For For Management 1.4 Elect Director William D. Forrest For For Management 2 Approve Omnibus Stock Plan For For Management 3 Declassify the Board of Directors Against Against Shareholder 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MERUELO MADDUX PROPERTIES, INC. Ticker: MMPI Security ID: 590473104 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard Meruelo For For Management 1.2 Elect Director John Charles Maddux For For Management 1.3 Elect Director Lynn Beckemeyer For For Management 1.4 Elect Director John B. Hansen For For Management 1.5 Elect Director Philip S. Payne For For Management 1.6 Elect Director Richard Garcia Polanco For For Management 1.7 Elect Director Anthony A. Williams For For Management 2 Approve Reverse Stock Split For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- MI DEVELOPMENTS INC Ticker: MIM.A Security ID: 55304X104 Meeting Date: MAY 7, 2008 Meeting Type: Annual/Special Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect John Barnett, Barry Byrd, Neil For For Management Davis, Philip Fricke, Manfred Jakszus, Dennis Mills, Heribert Polzl, John Simonetti, Frank Stronach, Judson Whiteside and Rod Zimmer as Directors 2 Approve Ernst & Young LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration 3 Amend Bylaws For For Management 4 Implement the Board Plan None Against Shareholder -------------------------------------------------------------------------------- MUELLER WATER PRODUCTS, INC., Ticker: MWA Security ID: 624758108 Meeting Date: JAN 30, 2008 Meeting Type: Annual Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald Boyce For For Management 1.2 Elect Director Howard L. Clark, Jr. For For Management 1.3 Elect Director Gregory E. Hyland For For Management 1.4 Elect Director Jerry W. Kolb For For Management 1.5 Elect Director Joseph B. Leonard For For Management 1.6 Elect Director Mark J. O'Brien For For Management 1.7 Elect Director Bernard G. Rethore For For Management 1.8 Elect Director Neil A. Springer For For Management 1.9 Elect Director Lydia W. Thomas For For Management 1.10 Elect Director Michael T. Tokarz For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MUELLER WATER PRODUCTS, INC., Ticker: MWA Security ID: 624758207 Meeting Date: JAN 30, 2008 Meeting Type: Annual Record Date: DEC 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald Boyce For For Management 1.2 Elect Director Howard L. Clark, Jr. For For Management 1.3 Elect Director Gregory E. Hyland For For Management 1.4 Elect Director Jerry W. Kolb For For Management 1.5 Elect Director Joseph B. Leonard For For Management 1.6 Elect Director Mark J. O'Brien For For Management 1.7 Elect Director Bernard G. Rethore For For Management 1.8 Elect Director Neil A. Springer For For Management 1.9 Elect Director Lydia W. Thomas For For Management 1.10 Elect Director Michael T. Tokarz For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEXCEN BRANDS INC Ticker: NEXC Security ID: 653351106 Meeting Date: SEP 5, 2007 Meeting Type: Annual Record Date: JUL 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David S. Oros For For Management 1.2 Elect Director Robert W. D'Loren For For Management 1.3 Elect Director James T. Brady For For Management 1.4 Elect Director Paul Caine For For Management 1.5 Elect Director Jack B. Dunn, IV For For Management 1.6 Elect Director Edward J. Mathias For For Management 1.7 Elect Director Jack Rovner For For Management 1.8 Elect Director George P. Stamas For For Management 1.9 Elect Director Marvin Traub For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHWESTERN CORP. Ticker: NWEC Security ID: 668074305 Meeting Date: AUG 8, 2007 Meeting Type: Annual Record Date: JUN 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen P. Adik For For Management 1.2 Elect Director E. Linn Draper, Jr. For For Management 1.3 Elect Director Jon S. Fossel For For Management 1.4 Elect Director Michael J. Hanson For For Management 1.5 Elect Director Julia L. Johnson For For Management 1.6 Elect Director Philip L. Maslowe For For Management 1.7 Elect Director D. Louis Peoples For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHWESTERN CORP. Ticker: NWEC Security ID: 668074305 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen P. Adik For For Management 1.2 Elect Director E. Linn Draper, Jr. For For Management 1.3 Elect Director Jon S. Fossel For For Management 1.4 Elect Director Michael J. Hanson For For Management 1.5 Elect Director Julia L. Johnson For For Management 1.6 Elect Director Philip L. Maslowe For For Management 1.7 Elect Director D. Louis Peoples For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEABODY ENERGY CORP. Ticker: BTU Security ID: 704549104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sandra Van Trease For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- QUEST SOFTWARE, INC. Ticker: QSFT Security ID: 74834T103 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Vincent C. Smith For For Management 1.2 Elect Director Raymond J. Lane For For Management 1.3 Elect Director Jerry Murdock, Jr. For Withhold Management 1.4 Elect Director Augustine L. Nieto II For For Management 1.5 Elect Director Kevin M. Klausmeyer For For Management 1.6 Elect Director Paul A. Sallaberry For For Management 1.7 Elect Director H. John Dirks For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SCHOLASTIC CORP. Ticker: SCHL Security ID: 807066105 Meeting Date: SEP 19, 2007 Meeting Type: Annual Record Date: AUG 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James W. Barge For For Management 1.2 Elect Director John L. Davies For For Management 1.3 Elect Director John G. McDonald For For Management -------------------------------------------------------------------------------- SCIENTIFIC GAMES CORPORATION Ticker: SGMS Security ID: 80874P109 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Lorne Weil For For Management 1.2 Elect Director Peter A. Cohen For For Management 1.3 Elect Director Gerald J. Ford For For Management 1.4 Elect Director J. Robert Kerrey For For Management 1.5 Elect Director Ronald O. Perelman For For Management 1.6 Elect Director Michael J. Regan For For Management 1.7 Elect Director Barry F. Schwartz For For Management 1.8 Elect Director Eric M. Turner For For Management 1.9 Elect Director Joseph R. Wright, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- SOLERA HOLDINGS, INC. Ticker: SLH Security ID: 83421A104 Meeting Date: DEC 12, 2007 Meeting Type: Annual Record Date: OCT 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tony Aquila For For Management 1.2 Elect Director Philip A. Canfield For For Management 1.3 Elect Director Roxani Gillespie For For Management 1.4 Elect Director Jerrell W. Shelton For For Management 1.5 Elect Director Stuart J. Yarbrough For For Management -------------------------------------------------------------------------------- UMB FINANCIAL CORP. Ticker: UMBF Security ID: 902788108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Theodore M. Armstrong For For Management 1.2 Elect Director Kevin C. Gallagher For For Management 1.3 Elect Director Greg M. Graves For For Management 1.4 Elect Director Paul Uhlmann III For For Management 1.5 Elect Director Thomas J. Wood III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Amend Stock Option Plan For Against Management 5 Declassify the Board of Directors Against For Shareholder ========================= RS S&P 500 INDEX VIP SERIES ========================== 3M CO Ticker: MMM Security ID: 88579Y101 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda G. Alvarado For For Management 1.2 Elect Director George W. Buckley For For Management 1.3 Elect Director Vance D. Coffman For For Management 1.4 Elect Director Michael L. Eskew For For Management 1.5 Elect Director W. James Farrell For For Management 1.6 Elect Director Herbert L. Henkel For For Management 1.7 Elect Director Edward M. Liddy For For Management 1.8 Elect Director Robert S. Morrison For For Management 1.9 Elect Director Aulana L. Peters For For Management 1.10 Elect Director Robert J. Ulrich For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- ABBOTT LABORATORIES Ticker: ABT Security ID: 002824100 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R.S. Austin For For Management 1.2 Elect Director W.M. Daley For For Management 1.3 Elect Director W.J. Farrell For For Management 1.4 Elect Director H.L. Fuller For For Management 1.5 Elect Director W.A. Osborn For For Management 1.6 Elect Director D.A.L. Owen For For Management 1.7 Elect Director B. Powell, Jr. For For Management 1.8 Elect Director W.A. Reynolds For For Management 1.9 Elect Director R.S. Roberts For For Management 1.10 Elect Director S.C. Scott, III For For Management 1.11 Elect Director W.D. Smithburg For For Management 1.12 Elect Director G.F. Tilton For For Management 1.13 Elect Director M.D. White For For Management 2 Ratify Auditors For For Management 3 Amend Human Rights Policy to Address Against Against Shareholder Access to Medicines 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ABERCROMBIE & FITCH CO. Ticker: ANF Security ID: 002896207 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lauren J. Brisky For For Management 1.2 Elect Director Archie M. Griffin For For Management 1.3 Elect Director Allan A. Tuttle For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- ADOBE SYSTEMS INC. Ticker: ADBE Security ID: 00724F101 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward W. Barnholt For For Management 2 Elect Director Michael R. Cannon For For Management 3 Elect Director James E. Daley For For Management 4 Elect Director Charles M. Geschke For For Management 5 Elect Director Shantanu Narayen For For Management 6 Elect Director Delbert W. Yocam For For Management 7 Amend Omnibus Stock Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- ADVANCED MICRO DEVICES, INC. Ticker: AMD Security ID: 007903107 Meeting Date: JUL 16, 2007 Meeting Type: Special Record Date: MAY 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- ADVANCED MICRO DEVICES, INC. Ticker: AMD Security ID: 007903107 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Hector de J. Ruiz For For Management 2 Elect Director W. Michael Barnes For For Management 3 Elect Director John E. Caldwell For Against Management 4 Elect Director Bruce L. Claflin For For Management 5 Elect Director Frank M. Clegg For For Management 6 Elect Director H. Paulett Eberhart For For Management 7 Elect Director Derrick R. Meyer For For Management 8 Elect Director Robert B. Palmer For For Management 9 Elect Director Morton L. Topfer For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- AES CORP., THE Ticker: AES Security ID: 00130H105 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul Hanrahan For For Management 1.2 Elect Director Kristina M. Johnson For For Management 1.3 Elect Director John A. Koskinen For For Management 1.4 Elect Director Philip Lader For For Management 1.5 Elect Director Sandra O. Moose For For Management 1.6 Elect Director Philip A. Odeen For For Management 1.7 Elect Director Charles O. Rossotti For For Management 1.8 Elect Director Sven Sandstrom For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- AETNA INC. Ticker: AET Security ID: 00817Y108 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank M. Clark For For Management 1.2 Elect Director Betsy Z. Cohen For For Management 1.3 Elect Director Molly J. Coye For For Management 1.4 Elect Director Roger N. Farah For For Management 1.5 Elect Director Barbara Hackman Franklin For For Management 1.6 Elect Director Jeffrey E. Garten For For Management 1.7 Elect Director Earl G. Graves For For Management 1.8 Elect Director Gerald Greenwald For For Management 1.9 Elect Director Ellen M. Hancock For For Management 1.10 Elect Director Edward J. Ludwig For For Management 1.11 Elect Director Joseph P. Newhouse For For Management 1.12 Elect Director Ronald A. Williams For For Management 2 Ratify Auditors For For Management 3 Provide for Cumulative Voting Against For Shareholder 4 Require Director Nominee Qualifications Against Against Shareholder -------------------------------------------------------------------------------- AFFILIATED COMPUTER SERVICES, INC. Ticker: ACS Security ID: 008190100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Darwin Deason For Withhold Management 1.2 Elect Director Lynn R. Blodgett For Withhold Management 1.3 Elect Director Robert Druskin For Withhold Management 1.4 Elect Director Kurt R. Krauss For Withhold Management 1.5 Elect Director Ted B. Miller, Jr. For Withhold Management 1.6 Elect Director Paul E. Sullivan For Withhold Management 1.7 Elect Director Frank Varasano For Withhold Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel P. Amos For For Management 1.2 Elect Director John Shelby Amos, II For For Management 1.3 Elect Director Paul S. Amos, II For For Management 1.4 Elect Director Yoshiro Aoki For For Management 1.5 Elect Director Michael H. Armacost For For Management 1.6 Elect Director Kriss Cloninger, III For For Management 1.7 Elect Director Joe Frank Harris For For Management 1.8 Elect Director Elizabeth J. Hudson For For Management 1.9 Elect Director Kenneth S. Janke, Sr. For For Management 1.10 Elect Director Douglas W. Johnson For For Management 1.11 Elect Director Robert B. Johnson For For Management 1.12 Elect Director Charles B. Knapp For For Management 1.13 Elect Director E. Stephen Purdom For For Management 1.14 Elect Director Barbara K. Rimer For For Management 1.15 Elect Director Marvin R. Schuster For For Management 1.16 Elect Director David Gary Thompson For For Management 1.17 Elect Director Robert L. Wright For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AGILENT TECHNOLOGIES INC. Ticker: A Security ID: 00846U101 Meeting Date: FEB 27, 2008 Meeting Type: Annual Record Date: JAN 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Heidi Kunz For For Management 1.2 Elect Director David M. Lawrence For For Management 1.3 Elect Director A. Barry Rand For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- AIR PRODUCTS & CHEMICALS, INC. Ticker: APD Security ID: 009158106 Meeting Date: JAN 24, 2008 Meeting Type: Annual Record Date: NOV 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Donahue For For Management 1.2 Elect Director Ursula O. Fairbairn For For Management 1.3 Elect Director John P. Jones III For For Management 1.4 Elect Director Lawrence S. Smith For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David W. Kenny For For Management 2 Elect Director Peter J. Kight For For Management 3 Elect Director Frederic V. Salerno For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALCOA INC. Ticker: AA Security ID: 013817101 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph T. Gorman For For Management 1.2 Elect Director Klaus Kleinfeld For For Management 1.3 Elect Director James W. Owens For For Management 1.4 Elect Director Ratan N. Tata For For Management 2 Ratify Auditor For For Management 3 Report on Global Warming Against Against Shareholder -------------------------------------------------------------------------------- ALLEGHENY ENERGY, INC. Ticker: AYE Security ID: 017361106 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H. Furlong Baldwin For For Management 1.2 Elect Director Eleanor Baum For For Management 1.3 Elect Director Paul J. Evanson For For Management 1.4 Elect Director Cyrus F. Freidheim, Jr For For Management 1.5 Elect Director Julia L. Johnson For For Management 1.6 Elect Director Ted J. Kleisner For For Management 1.7 Elect Director Christopher D. Pappas For For Management 1.8 Elect Director Steven H. Rice For For Management 1.9 Elect Director Gunner E. Sarsten For For Management 1.10 Elect Director Michael H. Sutton For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ALLEGHENY TECHNOLOGIES INCORPORATED Ticker: ATI Security ID: 01741R102 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Diggs For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director Michael J. Joyce For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- ALLERGAN, INC. Ticker: AGN Security ID: 018490102 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Deborah Dunsire For For Management 1.2 Elect Director Trevor M. Jones For For Management 1.3 Elect Director Louis J. Lavigne For For Management 1.4 Elect Director Leonard D. Schaeffer For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Pay For Superior Performance Against For Shareholder 5 Report on Animal Testing Against Against Shareholder -------------------------------------------------------------------------------- ALLIED WASTE INDUSTRIES, INC. Ticker: AW Security ID: 019589308 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David P. Abney For For Management 1.2 Elect Director Charles H. Cotros For For Management 1.3 Elect Director James W. Crownover For For Management 1.4 Elect Director William J. Flynn For For Management 1.5 Elect Director David I. Foley For For Management 1.6 Elect Director Nolan Lehmann For For Management 1.7 Elect Director Leon J. Level For For Management 1.8 Elect Director James A. Quella For Withhold Management 1.9 Elect Director John M. Trani For For Management 1.10 Elect Director John J. Zillmer For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLSTATE CORP., THE Ticker: ALL Security ID: 020002101 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director Robert D. Beyer For For Management 3 Elect Director W. James Farrell For For Management 4 Elect Director Jack M. Greenberg For For Management 5 Elect Director Ronald T. LeMay For For Management 6 Elect Director J. Christopher Reyes For For Management 7 Elect Director H. John Riley, Jr. For For Management 8 Elect Director Joshua I. Smith For For Management 9 Elect Director Judith A. Sprieser For For Management 10 Elect Director Mary Alice Taylor For For Management 11 Elect Director Thomas J. Wilson For For Management 12 Ratify Auditors For For Management 13 Provide for Cumulative Voting Against For Shareholder 14 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ALLTEL CORP. Ticker: AT Security ID: 020039103 Meeting Date: AUG 29, 2007 Meeting Type: Special Record Date: JUL 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ALTERA CORP. Ticker: ALTR Security ID: 021441100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John P. Daane For For Management 2 Elect Director Robert J. Finocchio, Jr. For For Management 3 Elect Director Kevin McGarity For For Management 4 Elect Director Gregory E. Myers For For Management 5 Elect Director John Shoemaker For For Management 6 Elect Director Susan Wang For For Management 7 Amend Omnibus Stock Plan For For Management 8 Amend Omnibus Stock Plan For For Management 9 Amend Qualified Employee Stock Purchase For For Management Plan 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALTRIA GROUP, INC. Ticker: MO Security ID: 02209S103 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Elizabeth E. Bailey For For Management 2 Elect Director Gerald L. Baliles For For Management 3 Elect Director Dinyar S. Devitre For For Management 4 Elect Director Thomas F. Farrell II For For Management 5 Elect Director Robert E. R. Huntley For For Management 6 Elect Director Thomas W. Jones For For Management 7 Elect Director George Munoz For For Management 8 Elect Director Michael E. Szymanczyk For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 11 Provide for Cumulative Voting Against For Shareholder 12 Adopt the Marketing and Advertising Against Against Shareholder Provisions of the U.S. Master Settlement Agreement Globally 13 Cease Advertising Campaigns Oriented to Against Against Shareholder Prevent Youth Smoking 14 Implement the "Two Cigarette" Marketing Against Against Shareholder Approach 15 Adopt Principles for Health Care Reform Against Against Shareholder -------------------------------------------------------------------------------- AMAZON.COM, INC. Ticker: AMZN Security ID: 023135106 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey P. Bezos For For Management 2 Elect Director Tom A. Alberg For For Management 3 Elect Director John Seely Brown For For Management 4 Elect Director L. John Doerr For For Management 5 Elect Director William B. Gordon For For Management 6 Elect Director Myrtle S. Potter For For Management 7 Elect Director Thomas O. Ryder For For Management 8 Elect Director Patricia Q. Stonesifer For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMBAC FINANCIAL GROUP, INC. Ticker: ABK Security ID: 023139108 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael A. Callen For For Management 1.2 Elect Director Jill M. Considine For For Management 1.3 Elect Director Philip N. Duff For For Management 1.4 Elect Director Thomas C. Theobald For For Management 1.5 Elect Director Laura S. Unger For For Management 1.6 Elect Director Henry D.G. Wallace For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Amend Non-Employee Director Omnibus Stock For For Management Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMEREN CORPORATION Ticker: AEE Security ID: 023608102 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Brauer For For Management 1.2 Elect Director Susan S. Elliott For For Management 1.3 Elect Director Walter J. Galvin For For Management 1.4 Elect Director Gayle P. W. Jackson For For Management 1.5 Elect Director James C. Johnson For For Management 1.6 Elect Director Charles W. Mueller For For Management 1.7 Elect Director Douglas R. Oberhelman For For Management 1.8 Elect Director Gary L. Rainwater For For Management 1.9 Elect Director Harvey Saligman For For Management 1.10 Elect Director Patrick T. Stokes For For Management 1.11 Elect Director Jack D. Woodard For For Management 2 Ratify Auditors For For Management 3 Report on Reducing Releases of Against Against Shareholder Radioactive Materials from Callaway Facility -------------------------------------------------------------------------------- AMERICAN CAPITAL STRATEGIES, LTD. Ticker: ACAS Security ID: 024937104 Meeting Date: MAY 19, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary C. Baskin For For Management 1.2 Elect Director Neil M. Hahl For For Management 1.3 Elect Director Philip R. Harper For For Management 1.4 Elect Director John A. Koskinen For For Management 1.5 Elect Director Stan Lundine For For Management 1.6 Elect Director Kenneth D. Peterson For For Management 1.7 Elect Director Alvin N. Puryear For For Management 1.8 Elect Director Malon Wilkus For For Management 2 Adopt Majority Voting for Uncontested For For Management Election of Directors 3 Approve Stock Option Plan For For Management 4 Amend Incentive Bonus Plan For Against Management 5 Approve Issuance of Convertible Debt For For Management Securities or Preferred Stock 6 Change Company Name For For Management 7 Ratify Auditors For For Management 8 Other Business For Against Management -------------------------------------------------------------------------------- AMERICAN ELECTRIC POWER CO. Ticker: AEP Security ID: 025537101 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director E.R. Brooks For For Management 1.2 Elect Director Ralph D. Crosby, Jr. For For Management 1.3 Elect Director Linda A. Goodspeed For For Management 1.4 Elect Director Lester A. Hudson, Jr. For For Management 1.5 Elect Director Lionel L. Nowell III For For Management 1.6 Elect Director Kathryn D. Sullivan For For Management 1.7 Elect Director Donald M. Carlton For For Management 1.8 Elect Director John P. DesBarres For For Management 1.9 Elect Director Thomas E. Hoaglin For For Management 1.10 Elect Director Michael G. Morris For For Management 1.11 Elect Director Richard L. Sandor For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERICAN EXPRESS CO. Ticker: AXP Security ID: 025816109 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel F. Akerson For For Management 1.2 Elect Director Charlene Barshefsky For For Management 1.3 Elect Director Ursula M. Burns For For Management 1.4 Elect Director Kenneth I. Chenault For For Management 1.5 Elect Director Peter Chernin For For Management 1.6 Elect Director Jan Leschly For For Management 1.7 Elect Director Richard C. Levin For For Management 1.8 Elect Director Richard A. McGinn For For Management 1.9 Elect Director Edward D. Miller For For Management 1.10 Elect Director Steven S Reinemund For For Management 1.11 Elect Director Robert D. Walter For For Management 1.12 Elect Director Ronald A. Williams For For Management 2 Ratify Auditors For For Management 3 Require Majority Vote for Non-Contested For For Management Election 4 Reduce Supermajority Vote Requirement For For Management 5 Reduce Supermajority Vote Requirement For For Management 6 Reduce Supermajority Vote Requirement For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- AMERICAN INTERNATIONAL GROUP, INC. Ticker: AIG Security ID: 026874107 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen F. Bollenbach For For Management 2 Elect Director Martin S. Feldstein For For Management 3 Elect Director Ellen V. Futter For For Management 4 Elect Director Richard C. Holbrooke For For Management 5 Elect Director Fred H. Langhammer For For Management 6 Elect Director George L. Miles, Jr. For For Management 7 Elect Director Morris W. Offit For For Management 8 Elect Director James F. Orr, III For For Management 9 Elect Director Virginia M. Rometty For For Management 10 Elect Director Martin J. Sullivan For For Management 11 Elect Director Michael H. Sutton For For Management 12 Elect Director Edmund S.W. Tse For For Management 13 Elect Director Robert B. Willumstad For For Management 14 Ratify Auditors For For Management 15 Report on Human Rights Policies Relating Against For Shareholder to Water Use 16 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- AMERICAN STANDARD COMPANIES INC. Ticker: ASD Security ID: 029712106 Meeting Date: SEP 28, 2007 Meeting Type: Special Record Date: AUG 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Change Company Name For For Management -------------------------------------------------------------------------------- AMERICAN TOWER CORP. Ticker: AMT Security ID: 029912201 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Raymond P. Dolan For For Management 1.2 Elect Director Ronald M. Dykes For For Management 1.3 Elect Director Carolyn F. Katz For For Management 1.4 Elect Director Gustavo Lara Cantu For For Management 1.5 Elect Director JoAnn A. Reed For For Management 1.6 Elect Director Pamela D.A. Reeve For For Management 1.7 Elect Director David E. Sharbutt For For Management 1.8 Elect Director James D. Taiclet, Jr. For For Management 1.9 Elect Director Samme L. Thompson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERIPRISE FINANCIAL, INC. Ticker: AMP Security ID: 03076C106 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director W. Walker Lewis For For Management 2 Elect Director Siri S. Marshall For For Management 3 Elect Director William H. Turner For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERISOURCEBERGEN CORP Ticker: ABC Security ID: 03073E105 Meeting Date: FEB 28, 2008 Meeting Type: Annual Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles H. Cotros For For Management 2 Elect Director Jane E. Henney For For Management 3 Elect Director R. David Yost For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMGEN, INC. Ticker: AMGN Security ID: 031162100 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David Baltimore For For Management 2 Elect Director Frank J. Biondi, Jr. For For Management 3 Elect Director Jerry D. Choate For For Management 4 Elect Director Vance D. Coffman For For Management 5 Elect Director Frederick W. Gluck For For Management 6 Elect Director Frank C. Herringer For For Management 7 Elect Director Gilbert S. Omenn For For Management 8 Elect Director Judith C. Pelham For For Management 9 Elect Director J. Paul Reason For For Management 10 Elect Director Leonard D. Schaeffer For For Management 11 Elect Director Kevin W. Sharer For For Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement Against For Shareholder 14 Report on Animal Welfare Act Violations Against Against Shareholder -------------------------------------------------------------------------------- ANADARKO PETROLEUM CORP. Ticker: APC Security ID: 032511107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John R. Butler, Jr. For For Management 2 Elect Director Luke R. Corbett For For Management 3 Elect Director John R. Gordon For Against Management 4 Ratify Auditors For For Management 5 Approve Omnibus Stock Plan For For Management 6 Approve Non-Employee Director Omnibus For For Management Stock Plan 7 Declassify the Board of Directors Against For Shareholder 8 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity -------------------------------------------------------------------------------- ANALOG DEVICES, INC. Ticker: ADI Security ID: 032654105 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John L. Doyle For For Management 1.2 Elect Director Paul J. Severino For Withhold Management 1.3 Elect Director Ray Stata For For Management 2 Ratify Auditors For For Management 3 Provide for Majority Voting for For For Management Uncontested Election of Directors -------------------------------------------------------------------------------- ANHEUSER-BUSCH COMPANIES, INC. Ticker: BUD Security ID: 035229103 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director August A. Busch III For For Management 1.2 Elect Director August A. Busch IV For For Management 1.3 Elect Director Carlos Fernandez G. For For Management 1.4 Elect Director James R. Jones For For Management 1.5 Elect Director Joyce M. Roche For For Management 1.6 Elect Director Henry Hugh Shelton For For Management 1.7 Elect Director Patrick T. Stokes For For Management 1.8 Elect Director Andrew C. Taylor For For Management 1.9 Elect Director Douglas A. Warner III For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Report on Charitable Contributions Against Against Shareholder 5 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AON CORP. Ticker: AOC Security ID: 037389103 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick G. Ryan For For Management 1.2 Elect Director Gregory C. Case For For Management 1.3 Elect Director Fulvio Conti For For Management 1.4 Elect Director Edgar D. Jannotta For For Management 1.5 Elect Director Jan Kalff For Withhold Management 1.6 Elect Director Lester B. Knight For For Management 1.7 Elect Director J. Michael Losh For For Management 1.8 Elect Director R. Eden Martin For For Management 1.9 Elect Director Andrew J. McKenna For For Management 1.10 Elect Director Robert S. Morrison For For Management 1.11 Elect Director Richard B. Myers For For Management 1.12 Elect Director Richard C. Notebaert For For Management 1.13 Elect Director John W. Rogers, Jr. For For Management 1.14 Elect Director Gloria Santona For For Management 1.15 Elect Director Carolyn Y. Woo For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- APACHE CORP. Ticker: APA Security ID: 037411105 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director G. Steven Farris For For Management 2 Elect Director Randolph M. Ferlic For For Management 3 Elect Director A. D. Frazier, Jr. For For Management 4 Elect Director John A. Kocur For For Management 5 Reimburse Proxy Contest Expenses Against Against Shareholder -------------------------------------------------------------------------------- APARTMENT INVESTMENT & MANAGEMENT CO. Ticker: AIV Security ID: 03748R101 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James N. Bailey For For Management 1.2 Elect Director Terry Considine For For Management 1.3 Elect Director Richard S. Ellwood For For Management 1.4 Elect Director Thomas L. Keltner For For Management 1.5 Elect Director J. Landis Martin For For Management 1.6 Elect Director Robert A. Miller For For Management 1.7 Elect Director Thomas L. Rhodes For For Management 1.8 Elect Director Michael A. Stein For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- APPLE, INC. Ticker: AAPL Security ID: 037833100 Meeting Date: MAR 4, 2008 Meeting Type: Annual Record Date: JAN 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William V. Campbell For For Management 1.2 Elect Director Millard S. Drexler For For Management 1.3 Elect Director Albert A. Gore, Jr. For For Management 1.4 Elect Director Steven P. Jobs For For Management 1.5 Elect Director Andrea Jung For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Eric E. Schmidt For For Management 1.8 Elect Director Jerome B. York For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 4 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Sustainability -------------------------------------------------------------------------------- APPLERA CORP Ticker: ABI Security ID: 038020103 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard H. Ayers For For Management 1.2 Elect Director Jean-Luc Belingard For Withhold Management 1.3 Elect Director Robert H. Hayes For For Management 1.4 Elect Director Arnold J. Levine For For Management 1.5 Elect Director William H. Longfield For For Management 1.6 Elect Director Elaine R. Mardis For For Management 1.7 Elect Director Theodore E. Martin For For Management 1.8 Elect Director Carolyn W. Slayman For For Management 1.9 Elect Director James R. Tobin For For Management 1.10 Elect Director Tony L. White For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- APPLIED MATERIALS, INC. Ticker: AMAT Security ID: 038222105 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert H. Brust For For Management 1.2 Elect Director Deborah A. Coleman For For Management 1.3 Elect Director Aart J. de Geus For For Management 1.4 Elect Director Philip V. Gerdine For For Management 1.5 Elect Director Thomas J. Iannotti For For Management 1.6 Elect Director Charles Y.S. Liu For For Management 1.7 Elect Director James C. Morgan For For Management 1.8 Elect Director Gerhard H. Parker For For Management 1.9 Elect Director Dennis D. Powell For For Management 1.10 Elect Director Willem P. Roelandts For For Management 1.11 Elect Director Michael R. Splinter For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ARCHER-DANIELS-MIDLAND COMPANY Ticker: ADM Security ID: 039483102 Meeting Date: NOV 8, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alan L. Boeckmann For For Management 1.2 Elect Director Mollie Hale Carter For For Management 1.3 Elect Director Victoria F. Haynes For For Management 1.4 Elect Director Antonio Maciel Neto For For Management 1.5 Elect Director Patrick J. Moore For For Management 1.6 Elect Director M. Brian Mulroney For For Management 1.7 Elect Director Thomas F. O Neill For For Management 1.8 Elect Director Kelvin R. Westbrook For For Management 1.9 Elect Director Patricia A. Woertz For For Management 2 Adopt and Implement ILO Based Code of Against For Shareholder Conduct 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ARCHSTONE SMITH TRUST Ticker: ASN Security ID: 039583109 Meeting Date: AUG 21, 2007 Meeting Type: Special Record Date: JUL 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ASHLAND INC. Ticker: ASH Security ID: 044209104 Meeting Date: JAN 31, 2008 Meeting Type: Annual Record Date: NOV 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bernadine P. Healy, M.D. For For Management 1.2 Elect Director Kathleen Ligocki For For Management 1.3 Elect Director James J. O'Brien For For Management 1.4 Elect Director Barry W. Perry For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- ASSURANT INC Ticker: AIZ Security ID: 04621X108 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Michael Palms For For Management 1.2 Elect Director Robert J. Blendon For For Management 1.3 Elect Director Beth L. Bronner For For Management 1.4 Elect Director David B. Kelso For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- AT&T INC Ticker: T Security ID: 00206R102 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Randall L. Stephenson For For Management 2 Elect Director William F. Aldinger III For For Management 3 Elect Director Gilbert F. Amelio For For Management 4 Elect Director Reuben V. Anderson For For Management 5 Elect Director James H. Blanchard For For Management 6 Elect Director August A. Busch III For For Management 7 Elect Director James P. Kelly For For Management 8 Elect Director Jon C. Madonna For For Management 9 Elect Director Lynn M. Martin For For Management 10 Elect Director John B. McCoy For For Management 11 Elect Director Mary S. Metz For For Management 12 Elect Director Joyce M. Roche For For Management 13 Elect Director Laura D' Andrea Tyson For For Management 14 Elect Director Patricia P. Upton For For Management 15 Ratify Auditors For For Management 16 Report on Political Contributions Against For Shareholder 17 Exclude Pension Credits from Earnings Against For Shareholder Performance Measure 18 Require Independent Lead Director Against For Shareholder 19 Establish SERP Policy Against For Shareholder 20 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AUTODESK, INC. Ticker: ADSK Security ID: 052769106 Meeting Date: JUL 6, 2007 Meeting Type: Annual Record Date: JUN 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol A. Bartz For Against Management 2 Elect Director Carl Bass For For Management 3 Elect Director Mark A. Bertelsen For Against Management 4 Elect Director Crawford W. Beveridge For Against Management 5 Elect Director J. Hallam Dawson For For Management 6 Elect Director Michael J. Fister For For Management 7 Elect Director Per-Kristian Halvorsen For Against Management 8 Elect Director Larry W. Wangberg For Against Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- AUTODESK, INC. Ticker: ADSK Security ID: 052769106 Meeting Date: NOV 6, 2007 Meeting Type: Special Record Date: SEP 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- AUTODESK, INC. Ticker: ADSK Security ID: 052769106 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol A. Bartz For For Management 2 Elect Director Carl Bass For For Management 3 Elect Director Mark A. Bertelsen For For Management 4 Elect Director Crawford W. Beveridge For For Management 5 Elect Director J. Hallam Dawson For For Management 6 Elect Director Per-Kristian Halvorsen For For Management 7 Elect Director Sean M. Maloney For For Management 8 Elect Director Elizabeth A. Nelson For For Management 9 Elect Director Charles J. Robel For For Management 10 Elect Director Steven M. West For For Management 11 Ratify Auditors For For Management 12 Amend Non-Employee Director Omnibus Stock For For Management Plan -------------------------------------------------------------------------------- AUTOMATIC DATA PROCESSING, INC. Ticker: ADP Security ID: 053015103 Meeting Date: NOV 13, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory D. Brenneman For For Management 1.2 Elect Director Leslie A. Brun For For Management 1.3 Elect Director Gary C. Butler For For Management 1.4 Elect Director Leon G. Cooperman For For Management 1.5 Elect Director Eric C. Fast For For Management 1.6 Elect Director R. Glenn Hubbard For For Management 1.7 Elect Director John P. Jones For For Management 1.8 Elect Director Frederic V. Malek For For Management 1.9 Elect Director Gregory L. Summe For For Management 1.10 Elect Director Henry Taub For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AUTONATION, INC. Ticker: AN Security ID: 05329W102 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mike Jackson For For Management 1.2 Elect Director Rick L. Burdick For For Management 1.3 Elect Director William C. Crowley For For Management 1.4 Elect Director Kim C. Goodman For For Management 1.5 Elect Director Robert R. Grusky For For Management 1.6 Elect Director Michael E. Maroone For For Management 1.7 Elect Director Carlos A. Migoya For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 5 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- AUTOZONE, INC. Ticker: AZO Security ID: 053332102 Meeting Date: DEC 12, 2007 Meeting Type: Annual Record Date: OCT 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles M. Elson For For Management 1.2 Elect Director Sue E. Gove For For Management 1.3 Elect Director Earl G. Graves, Jr. For For Management 1.4 Elect Director N. Gerry House For For Management 1.5 Elect Director J.R. Hyde, III For For Management 1.6 Elect Director W. Andrew McKenna For For Management 1.7 Elect Director George R. Mrkonic, Jr. For For Management 1.8 Elect Director William C. Rhodes, III For For Management 1.9 Elect Director Theodore W. Ullyot For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AVALONBAY COMMUNITIES, INC. Ticker: AVB Security ID: 053484101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bryce Blair For For Management 1.2 Elect Director Bruce A. Choate For For Management 1.3 Elect Director John J. Healy, Jr. For For Management 1.4 Elect Director Gilbert M. Meyer For For Management 1.5 Elect Director Timothy J. Naughton For For Management 1.6 Elect Director Lance R. Primis For For Management 1.7 Elect Director Peter S. Rummell For For Management 1.8 Elect Director H. Jay Sarles For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AVAYA INC Ticker: AV Security ID: 053499109 Meeting Date: SEP 28, 2007 Meeting Type: Special Record Date: AUG 9, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- AVERY DENNISON CORP. Ticker: AVY Security ID: 053611109 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter K. Barker For For Management 1.2 Elect Director Richard M. Ferry For For Management 1.3 Elect Director Ken C. Hicks For For Management 1.4 Elect Director Kent Kresa For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- AVON PRODUCTS, INC. Ticker: AVP Security ID: 054303102 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W. Don Cornwell For For Management 1.2 Elect Director Edward T. Fogarty For For Management 1.3 Elect Director Fred Hassan For For Management 1.4 Elect Director Andrea Jung For For Management 1.5 Elect Director Maria Elena Lagomasino For For Management 1.6 Elect Director Ann S. Moore For For Management 1.7 Elect Director Paul S. Pressler For For Management 1.8 Elect Director Gary M. Rodkin For For Management 1.9 Elect Director Paula Stern For For Management 1.10 Elect Director Lawrence A. Weinbach For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Report on Nanomaterial Product Safety Against For Shareholder -------------------------------------------------------------------------------- BAKER HUGHES INCORPORATED Ticker: BHI Security ID: 057224107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry D. Brady For For Management 1.2 Elect Director Clarence P. Cazalot, Jr. For For Management 1.3 Elect Director Chad C. Deaton For For Management 1.4 Elect Director Edward P. Djerejian For For Management 1.5 Elect Director Anthony G. Fernandes For For Management 1.6 Elect Director Claire W. Gargalli For For Management 1.7 Elect Director Pierre H. Jungels For For Management 1.8 Elect Director James A. Lash For For Management 1.9 Elect Director James F. McCall For For Management 1.10 Elect Director J. Larry Nichols For For Management 1.11 Elect Director H. John Riley, Jr. For For Management 1.12 Elect Director Charles L. Watson For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Other Business For Against Management -------------------------------------------------------------------------------- BALL CORP. Ticker: BLL Security ID: 058498106 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Alspaugh For For Management 1.2 Elect Director George M. Smart For Withhold Management 1.3 Elect Director Theodore M. Solso For Withhold Management 1.4 Elect Director Stuart A. Taylor II For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- BANK OF AMERICA CORP. Ticker: BAC Security ID: 060505104 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William Barnet, III For For Management 2 Elect Director Frank P. Bramble, Sr. For For Management 3 Elect Director John T. Collins For For Management 4 Elect Director Gary L. Countryman For For Management 5 Elect Director Tommy R. Franks For For Management 6 Elect Director Charles K. Gifford For For Management 7 Elect Director Kenneth D. Lewis For For Management 8 Elect Director Monica C. Lozano For For Management 9 Elect Director Walter E. Massey For For Management 10 Elect Director Thomas J. May For For Management 11 Elect Director Patricia E. Mitchell For For Management 12 Elect Director Thomas M. Ryan For For Management 13 Elect Director O. Temple Sloan, Jr. For For Management 14 Elect Director Meredith R. Spangler For For Management 15 Elect Director Robert L. Tillman For For Management 16 Elect Director Jackie M. Ward For For Management 17 Ratify Auditors For For Management 18 Limit/Prohibit Executive Stock-Based Against Against Shareholder Awards 19 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 20 Limit Executive Compensation Against Against Shareholder 21 Provide for Cumulative Voting Against For Shareholder 22 Require Independent Board Chairman Against For Shareholder 23 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 24 Report on the Equator Principles Against Against Shareholder 25 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- BANK OF NEW YORK MELLON CORP., THE Ticker: BK Security ID: 064058100 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Biondi, Jr. For For Management 1.2 Elect Director Ruth E. Bruch For For Management 1.3 Elect Director Nicholas M. Donofrio For For Management 1.4 Elect Director Steven G. Elliott For For Management 1.5 Elect Director Gerald L. Hassell For For Management 1.6 Elect Director Edmund F. Kelly For For Management 1.7 Elect Director Robert P. Kelly For For Management 1.8 Elect Director Richard J. Kogan For For Management 1.9 Elect Director Michael J. Kowalski For For Management 1.10 Elect Director John A. Luke, Jr. For For Management 1.11 Elect Director Robert Mehrabian For For Management 1.12 Elect Director Mark A. Nordenberg For For Management 1.13 Elect Director Catherine A. Rein For For Management 1.14 Elect Director Thomas A. Renyi For For Management 1.15 Elect Director William C. Richardson For For Management 1.16 Elect Director Samuel C. Scott III For For Management 1.17 Elect Director John P. Surma For For Management 1.18 Elect Director Wesley W. von Schack For For Management 2 Approve Omnibus Stock Plan For For Management 3 Approve Nonqualified Employee Stock For For Management Purchase Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management 6 Restore or Provide for Cumulative Voting Against For Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- BARR PHARMACEUTICALS INC Ticker: BRL Security ID: 068306109 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bruce L. Downey For For Management 1.2 Elect Director George P. Stephan For For Management 1.3 Elect Director Harold N. Chefitz For For Management 1.4 Elect Director Richard R. Frankovic For For Management 1.5 Elect Director Peter R. Seaver For For Management 1.6 Elect Director James S. Gilmore, III For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors -------------------------------------------------------------------------------- BAUSCH & LOMB INC. Ticker: BOL Security ID: 071707103 Meeting Date: SEP 21, 2007 Meeting Type: Special Record Date: AUG 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management -------------------------------------------------------------------------------- BAXTER INTERNATIONAL INC. Ticker: BAX Security ID: 071813109 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wayne T. Hockmeyer For For Management 2 Elect Director Joseph B. Martin For For Management 3 Elect Director Robert L. Parkinson For For Management 4 Elect Director Thomas T. Stallkamp For For Management 5 Elect Director Albert P.L. Stroucken For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- BB&T CORPORATION Ticker: BBT Security ID: 054937107 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John A. Allison IV For For Management 1.2 Elect Director Jennifer S. Banner For For Management 1.3 Elect Director Anna R. Cablik For For Management 1.4 Elect Director Nelle R. Chilton For For Management 1.5 Elect Director Ronald E. Deal For For Management 1.6 Elect Director Tom D. Efird For For Management 1.7 Elect Director Barry J. Fitzpatrick For For Management 1.8 Elect Director L. Vincent Hackley For For Management 1.9 Elect Director Jane P. Helm For For Management 1.10 Elect Director John P. Howe, III For For Management 1.11 Elect Director James H. Maynard For For Management 1.12 Elect Director Albert O. McCauley For For Management 1.13 Elect Director J. Holmes Morrison For For Management 1.14 Elect Director Nido R. Qubein For For Management 1.15 Elect Director Thomas N. Thompson For For Management 1.16 Elect Director Stephen T. Williams For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BEAR STEARNS COMPANIES INC., THE Ticker: BSC Security ID: 073902108 Meeting Date: MAY 29, 2008 Meeting Type: Special Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- BECTON, DICKINSON AND COMPANY Ticker: BDX Security ID: 075887109 Meeting Date: JAN 29, 2008 Meeting Type: Annual Record Date: DEC 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Marshall O. Larsen For For Management 1.3 Elect Director Gary A. Mecklenburg For For Management 1.4 Elect Director Cathy E. Minehan For Withhold Management 1.5 Elect Director Alfred Sommer For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder 4 Provide for Cumulative Voting Against For Shareholder 5 Report on Product Safety Against For Shareholder -------------------------------------------------------------------------------- BED BATH & BEYOND INC. Ticker: BBBY Security ID: 075896100 Meeting Date: JUL 10, 2007 Meeting Type: Annual Record Date: MAY 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Warren Eisenberg For For Management 1.2 Elect Director Stanley F. Barshay For For Management 1.3 Elect Director Patrick R. Gaston For For Management 1.4 Elect Director Victoria A. Morrison For For Management 2 Ratify Auditors For For Management 3 Report on Climate Change Policies Against For Shareholder 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 5 Report on Product Safety Against For Shareholder -------------------------------------------------------------------------------- BEMIS COMPANY, INC. Ticker: BMS Security ID: 081437105 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Perry For For Management 1.2 Elect Director William J. Scholle For For Management 1.3 Elect Director Timothy M. Manganello For For Management 1.4 Elect Director Philip G. Weaver For For Management 1.5 Elect Director Henry J. Theisen For For Management 2 Ratify Auditors For For Management 3 Report on Pay Disparity Against Against Shareholder -------------------------------------------------------------------------------- BEST BUY CO., INC. Ticker: BBY Security ID: 086516101 Meeting Date: JUN 25, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradbury H. Anderson For For Management 1.2 Elect Director Kathy J. Higgins Victor For For Management 1.3 Elect Director Allen U. Lenzmeier For For Management 1.4 Elect Director Rogelio M. Rebolledo For For Management 1.5 Elect Director Frank D. Trestman For For Management 1.6 Elect Director George L. Mikan, III For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan 4 Amend By-laws for Majority Voting For Against Management Standard -------------------------------------------------------------------------------- BIG LOTS, INC. Ticker: BIG Security ID: 089302103 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey P. Berger For For Management 1.2 Elect Director Sheldon M. Berman For For Management 1.3 Elect Director Steven S. Fishman For For Management 1.4 Elect Director David T. Kollat For For Management 1.5 Elect Director Brenda J. Lauderback For For Management 1.6 Elect Director Philip E. Mallott For For Management 1.7 Elect Director Russell Solt For For Management 1.8 Elect Director James R. Tener For For Management 1.9 Elect Director Dennis B. Tishkoff For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- BIOGEN IDEC INC. Ticker: BIIB Security ID: 09062X103 Meeting Date: JUN 19, 2008 Meeting Type: Proxy Contest Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stelios Papadopoulos For For Management 1.2 Elect Director Cecil Pickett For For Management 1.3 Elect Director Lynn Schenk For For Management 1.4 Elect Director Phillip Sharp For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Approve Executive Incentive Bonus Plan For For Management 5 Amend Bylaws to Remove Certain Provisions Against Against Shareholder 1.1 Elect Director Alexander J. Denner For Did Not Shareholder Vote 1.2 Elect Director Anne B. Young For Did Not Shareholder Vote 1.3 Elect Director Richard C. Mulligan For Did Not Shareholder Vote 1.4 Management Nominee - Phillip Sharp For Did Not Shareholder Vote 2 Amend Bylaws to Remove Certain Provisions For Did Not Shareholder Vote 3 Ratify Auditors For Did Not Management Vote 4 Approve Omnibus Stock Plan Against Did Not Management Vote 5 Approve Executive Incentive Bonus Plan Against Did Not Management Vote -------------------------------------------------------------------------------- BJ SERVICES COMPANY Ticker: BJS Security ID: 055482103 Meeting Date: FEB 7, 2008 Meeting Type: Annual Record Date: DEC 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director L. William Heiligbrodt For For Management 1.2 Elect Director James L. Payne For For Management 1.3 Elect Director J.W. Stewart For For Management 2 Approve Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- BLACK & DECKER CORP., THE Ticker: BDK Security ID: 091797100 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Nolan D. Archibald For For Management 1.2 Elect Director Norman R. Augustine For For Management 1.3 Elect Director Barbara L. Bowles For For Management 1.4 Elect Director George W. Buckley For For Management 1.5 Elect Director M. Anthony Burns For For Management 1.6 Elect Director Kim B. Clark For For Management 1.7 Elect Director Manuel A. Fernandez For For Management 1.8 Elect Director Benjamin H. Griswold IV For For Management 1.9 Elect Director Anthony Luiso For For Management 1.10 Elect Director Robert L. Ryan For For Management 1.11 Elect Director Mark H. Willes For For Management 2 Ratify Auditors For For Management 3 Approve Restricted Stock Plan For For Management 4 Amend Non-Employee Director Omnibus Stock For For Management Plan 5 Establish SERP Policy Against For Shareholder -------------------------------------------------------------------------------- BMC SOFTWARE, INC. Ticker: BMC Security ID: 055921100 Meeting Date: AUG 21, 2007 Meeting Type: Annual Record Date: JUL 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director B. Garland Cupp For For Management 1.2 Elect Director Robert E. Beauchamp For For Management 1.3 Elect Director Jon E. Barfield For For Management 1.4 Elect Director Meldon K. Gafner For For Management 1.5 Elect Director Lew W. Gray For For Management 1.6 Elect Director P. Thomas Jenkins For For Management 1.7 Elect Director Kathleen A. O'Neil For For Management 1.8 Elect Director George F. Raymond For For Management 1.9 Elect Director Thomas J. Smach For For Management 1.10 Elect Director Tom C. Tinsley For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- BOEING CO., THE Ticker: BA Security ID: 097023105 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John H. Biggs For For Management 2 Elect Director John E. Bryson For For Management 3 Elect Director Arthur D. Collins, Jr. For For Management 4 Elect Director Linda Z. Cook For For Management 5 Elect Director William M. Daley For For Management 6 Elect Director Kenneth M. Duberstein For For Management 7 Elect Director James L. Jones For For Management 8 Elect Director Edward M. Liddy For For Management 9 Elect Director John F. McDonnell For For Management 10 Elect Director W. James McNerney, Jr. For For Management 11 Elect Director Mike S. Zafirovski For For Management 12 Ratify Auditors For For Management 13 Report on Foreign Arms Sales Against Against Shareholder 14 Adopt Principles for Health Care Reform Against Against Shareholder 15 Adopt Human Rights Policy Against For Shareholder 16 Require Independent Lead Director Against For Shareholder 17 Performance-Based and/or Time-Based Against For Shareholder Equity Awards 18 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 19 Restrict Severance Agreements Against For Shareholder (Change-in-Control) -------------------------------------------------------------------------------- BOSTON PROPERTIES INC. Ticker: BXP Security ID: 101121101 Meeting Date: MAY 12, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence S. Bacow For Withhold Management 1.2 Elect Director Zoe Baird For Withhold Management 1.3 Elect Director Alan J. Patricof For Withhold Management 1.4 Elect Director Martin Turchin For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- BOSTON SCIENTIFIC CORP. Ticker: BSX Security ID: 101137107 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ursula M. Burns For For Management 1.2 Elect Director Warren B. Rudman For For Management 1.3 Elect Director James R. Tobin For For Management 1.4 Elect Director Nancy-Ann DeParle For For Management 1.5 Elect Director J. Raymond Elliott For For Management 1.6 Elect Director Marye Anne Fox For For Management 1.7 Elect Director Ray J. Groves For For Management 1.8 Elect Director N.J. Nicholas, Jr. For For Management 1.9 Elect Director Pete M. Nicholas For For Management 1.10 Elect Director John E. Pepper For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Other Business For Against Management -------------------------------------------------------------------------------- BRISTOL-MYERS SQUIBB CO. Ticker: BMY Security ID: 110122108 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis B. Campbell For For Management 2 Elect Director James M. Cornelius For For Management 3 Elect Director Louis J. Freeh For For Management 4 Elect Director Laurie H. Glimcher For For Management 5 Elect Director Michael Grobstein For For Management 6 Elect Director Leif Johansson For For Management 7 Elect Director Alan J. Lacey For For Management 8 Elect Director Vicki L. Sato For For Management 9 Elect Director Togo D. West, Jr. For For Management 10 Elect Director R. Sanders Williams For For Management 11 Ratify Auditors For For Management 12 Increase Disclosure of Executive Against Against Shareholder Compensation -------------------------------------------------------------------------------- BROADCOM CORP. Ticker: BRCM Security ID: 111320107 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George L. Farinsky For For Management 1.2 Elect Director Nancy H. Handel For For Management 1.3 Elect Director Eddy W. Hartenstein For For Management 1.4 Elect Director John Major For For Management 1.5 Elect Director Scott A. McGregor For For Management 1.6 Elect Director Alan E. Ross For For Management 1.7 Elect Director Henry Samueli For For Management 1.8 Elect Director Robert E. Switz For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BRUNSWICK CORP. Ticker: BC Security ID: 117043109 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Cambria W. Dunaway For For Management 1.2 Elect Director Dustan E. McCoy For For Management 1.3 Elect Director Ralph C. Stayer For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- BURLINGTON NORTHERN SANTA FE CORP. Ticker: BNI Security ID: 12189T104 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan L. Boeckmann For For Management 2 Elect Director Donald G. Cook For For Management 3 Elect Director Vilma S. Martinez For For Management 4 Elect Director Marc F. Racicot For For Management 5 Elect Director Roy S. Roberts For For Management 6 Elect Director Matthew K. Rose For For Management 7 Elect Director Marc J. Shapiro For For Management 8 Elect Director J.C. Watts, Jr. For For Management 9 Elect Director Robert H. West For For Management 10 Elect Director J. Steven Whisler For For Management 11 Elect Director Edward E. Whitacre, Jr. For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- C. R. BARD, INC. Ticker: BCR Security ID: 067383109 Meeting Date: APR 16, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director T. Kevin Dunnigan For For Management 1.2 Elect Director Gail K. Naughton For For Management 1.3 Elect Director John H. Weiland For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management 5 Require Majority Vote for Non-Contested For For Management Election -------------------------------------------------------------------------------- C.H. ROBINSON WORLDWIDE, INC. Ticker: CHRW Security ID: 12541W209 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert Ezrilov For For Management 1.2 Elect Director Wayne M. Fortun For For Management 1.3 Elect Director Brian P. Short For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CA INC Ticker: CA Security ID: 12673P105 Meeting Date: AUG 22, 2007 Meeting Type: Annual Record Date: JUN 28, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Raymond J. Bromark For For Management 2 Elect Director Alfonse M. D'Amato For For Management 3 Elect Director Gary J. Fernandes For For Management 4 Elect Director Robert E. La Blanc For For Management 5 Elect Director Christopher B. Lofgren For For Management 6 Elect Director Jay W. Lorsch For For Management 7 Elect Director William E. McCracken For For Management 8 Elect Director Lewis S. Ranieri For For Management 9 Elect Director Walter P. Schuetze For For Management 10 Elect Director John A. Swainson For For Management 11 Elect Director Laura S. Unger For For Management 12 Elect Director Ron Zambonini For For Management 13 Approve Shareholder Rights Plan (Poison For For Management Pill) 14 Ratify Auditors For For Management 15 Approve Omnibus Stock Plan For For Management 16 Review Executive Compensation Against Against Shareholder -------------------------------------------------------------------------------- CAMERON INTERNATIONAL CORP Ticker: CAM Security ID: 13342B105 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter J. Fluor For Withhold Management 1.2 Elect Director Jack B. Moore For For Management 1.3 Elect Director David Ross III For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAMPBELL SOUP CO. Ticker: CPB Security ID: 134429109 Meeting Date: NOV 16, 2007 Meeting Type: Annual Record Date: SEP 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edmund M. Carpenter For For Management 1.2 Elect Director Paul R. Charron For For Management 1.3 Elect Director Douglas R. Conant For For Management 1.4 Elect Director Bennett Dorrance For For Management 1.5 Elect Director Kent B. Foster For For Management 1.6 Elect Director Harvey Golub For For Management 1.7 Elect Director Randall W. Larrimore For For Management 1.8 Elect Director Philip E. Lippincott For For Management 1.9 Elect Director Mary Alice D. Malone For For Management 1.10 Elect Director Sara Mathew For For Management 1.11 Elect Director David C. Patterson For For Management 1.12 Elect Director Charles R. Perrin For For Management 1.13 Elect Director A. Barry Rand For For Management 1.14 Elect Director George Strawbridge, Jr. For For Management 1.15 Elect Director Les C. Vinney For For Management 1.16 Elect Director Charlotte C. Weber For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAPITAL ONE FINANCIAL CORP. Ticker: COF Security ID: 14040H105 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Patrick W. Gross For Against Management 2 Elect Director Ann Fritz Hackett For Against Management 3 Elect Director Pierre E. Leroy For Against Management 4 Ratify Auditors For For Management 5 Amend Nonqualified Employee Stock For For Management Purchase Plan 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- CARDINAL HEALTH, INC. Ticker: CAH Security ID: 14149Y108 Meeting Date: NOV 7, 2007 Meeting Type: Annual Record Date: SEP 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Colleen F. Arnold For For Management 1.2 Elect Director R. Kerry Clark For For Management 1.3 Elect Director George H. Conrades For For Management 1.4 Elect Director Calvin Darden For Withhold Management 1.5 Elect Director John F. Finn For For Management 1.6 Elect Director Philip L. Francis For For Management 1.7 Elect Director Gregory B. Kenny For For Management 1.8 Elect Director Richard C. Notebaert For Withhold Management 1.9 Elect Director David W. Raisbeck For For Management 1.10 Elect Director Robert D. Walter For For Management 2 Ratify Auditors For For Management 3 Reduce Supermajority Vote Requirement For For Management 4 Approve Non-Employee Director Omnibus For For Management Stock Plan 5 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 6 Performance-Based Equity Awards Against For Shareholder -------------------------------------------------------------------------------- CARNIVAL CORP. Ticker: CCL Security ID: 143658300 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Micky Arison For For Management 1.2 Elect Director Ambassador R G Capen Jr For For Management 1.3 Elect Director Robert H. Dickinson For For Management 1.4 Elect Director Arnold W. Donald For For Management 1.5 Elect Director Pier Luigi Foschi For For Management 1.6 Elect Director Howard S. Frank For For Management 1.7 Elect Director Richard J. Glasier For For Management 1.8 Elect Director Modesto A. Maidique For For Management 1.9 Elect Director Sir John Parker For For Management 1.10 Elect Director Peter G. Ratcliffe For For Management 1.11 Elect Director Stuart Subotnick For For Management 1.12 Elect Director Laura Weil For For Management 1.13 Elect Director Uzi Zucker For For Management 2 Ratify Auditors For For Management 3 TO AUTHORIZE THE AUDIT COMMITTEE OF For For Management CARNIVAL PLC TO AGREE TO THE REMUNERATION OF THE INDEPENDENT AUDITORS. 4 TO RECEIVE THE ACCOUNTS AND REPORTS FOR For For Management CARNIVAL PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30, 2007. 5 TO APPROVE THE DIRECTORS REMUNERATION For For Management REPORT OF CARNIVAL PLC. 6 TO APPROVE THE ISSUANCE BY CARNIVAL PLC For For Management OF EQUITY OR EQUITY-LINKED SECURITIES WITH PREEMPTIVE RIGHTS. 7 TO APPROVE THE DIS-APPLICATION OF For For Management PRE-EMPTION RIGHTS FOR CARNIVAL PLC. 8 TO APPROVE A GENERAL AUTHORITY FOR For For Management CARNIVAL PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES IN THE OPEN MARKET. -------------------------------------------------------------------------------- CATERPILLAR INC. Ticker: CAT Security ID: 149123101 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W. Frank Blount For For Management 1.2 Elect Director John R. Brazil For For Management 1.3 Elect Director Eugene V. Fife For For Management 1.4 Elect Director Gail D. Fosler For For Management 1.5 Elect Director Peter A. Magowan For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder 4 Require a Majority Vote for the Election Against For Shareholder of Directors 5 Report on Foreign Military Sales Against Against Shareholder -------------------------------------------------------------------------------- CB RICHARD ELLIS GROUP INC Ticker: CBG Security ID: 12497T101 Meeting Date: JUN 2, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard C. Blum For For Management 1.2 Elect Director Patrice Marie Daniels For For Management 1.3 Elect Director Thomas A. Daschle For For Management 1.4 Elect Director Curtis F. Feeny For For Management 1.5 Elect Director Bradford M. Freeman For For Management 1.6 Elect Director Michael Kantor For For Management 1.7 Elect Director Frederic V. Malek For For Management 1.8 Elect Director Robert E. Sulentic For For Management 1.9 Elect Director Jane J. Su For For Management 1.10 Elect Director Brett White For For Management 1.11 Elect Director Gary L. Wilson For For Management 1.12 Elect Director Ray Wirta For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- CELGENE CORP. Ticker: CELG Security ID: 151020104 Meeting Date: JUN 18, 2008 Meeting Type: Annual Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sol J. Barer For For Management 1.2 Elect Director Robert J. Hugin For For Management 1.3 Elect Director Michael D. Casey For For Management 1.4 Elect Director Rodman L. Drake For For Management 1.5 Elect Director A. Hull Hayes, Jr. For Withhold Management 1.6 Elect Director Gilla Kaplan For For Management 1.7 Elect Director James J. Loughlin For For Management 1.8 Elect Director Ernest Mario For For Management 1.9 Elect Director Walter L. Robb For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CENTERPOINT ENERGY INC. Ticker: CNP Security ID: 15189T107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director O. Holcombe Crosswell For For Management 2 Elect Director Janiece M. Longoria For For Management 3 Elect Director Thomas F. Madison For For Management 4 Elect Director Sherman M. Wolff For For Management 5 Declassify the Board of Directors For For Management 6 Ratify Auditors For For Management 7 Other Business None Against Management -------------------------------------------------------------------------------- CENTEX CORP. Ticker: CTX Security ID: 152312104 Meeting Date: JUL 12, 2007 Meeting Type: Annual Record Date: MAY 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Clint W. Murchison, III For For Management 1.2 Elect Director Frederic M. Poses For For Management 1.3 Elect Director David W. Quinn For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CENTURYTEL, INC. Ticker: CTL Security ID: 156700106 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Virginia Boulet For For Management 1.2 Elect Director Calvin Czeschin For For Management 1.3 Elect Director James B. Gardner For For Management 1.4 Elect Director Gregory J. McCray For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- CHARLES SCHWAB CORP., THE Ticker: SCHW Security ID: 808513105 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank C. Herringer For For Management 2 Elect Director Stephen T. McLin For For Management 3 Elect Director Charles R. Schwab For For Management 4 Elect Director Roger O. Walther For For Management 5 Elect Director Robert N. Wilson For For Management 6 Report on Political Contributions Against For Shareholder 7 Amend Bylaws to Prohibit Precatory Against Against Shareholder Proposals -------------------------------------------------------------------------------- CHESAPEAKE ENERGY CORP. Ticker: CHK Security ID: 165167107 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aubrey K. McClendon For For Management 1.2 Elect Director Don Nickles For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CHEVRON CORPORATION Ticker: CVX Security ID: 166764100 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director S. H. Armacost For For Management 2 Elect Director L. F. Deily For For Management 3 Elect Director R. E. Denham For For Management 4 Elect Director R. J. Eaton For For Management 5 Elect Director S. Ginn For For Management 6 Elect Director F. G. Jenifer For For Management 7 Elect Director J. L. Jones For For Management 8 Elect Director S. Nunn For For Management 9 Elect Director D. J. O'Reilly For For Management 10 Elect Director D. B. Rice For For Management 11 Elect Director P. J. Robertson For For Management 12 Elect Director K. W. Sharer For For Management 13 Elect Director C. R. Shoemate For For Management 14 Elect Director R. D. Sugar For For Management 15 Elect Director C. Ware For For Management 16 Ratify Auditors For For Management 17 Increase Authorized Common Stock For For Management 18 Require Independent Board Chairman Against Against Shareholder 19 Adopt Human Rights Policy Against For Shareholder 20 Report on Environmental Impact of Oil Against For Shareholder Sands Operations in Canada 21 Adopt Quantitative GHG Goals for Products Against Against Shareholder and Operations 22 Adopt Guidelines for Country Selection Against Against Shareholder 23 Report on Market Specific Environmental Against Against Shareholder Laws -------------------------------------------------------------------------------- CHICAGO MERCANTILE EXCHANGE HOLDINGS, INC. Ticker: CME Security ID: 167760107 Meeting Date: JUL 9, 2007 Meeting Type: Special Record Date: MAY 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- CHUBB CORP., THE Ticker: CB Security ID: 171232101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Zoe Baird For For Management 2 Elect Director Sheila P. Burke For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Joel J. Cohen For For Management 5 Elect Director John D. Finnegan For For Management 6 Elect Director Klaus J. Mangold For For Management 7 Elect Director Martin G. McGuinn For For Management 8 Elect Director Lawrence M. Small For For Management 9 Elect Director Jess Soderberg For For Management 10 Elect Director Daniel E. Somers For For Management 11 Elect Director Karen Hastie Williams For For Management 12 Elect Director Alfred W. Zollar For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- CIENA CORPORATION Ticker: CIEN Security ID: 171779309 Meeting Date: MAR 26, 2008 Meeting Type: Annual Record Date: JAN 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harvey B. Cash For For Management 2 Elect Director Judith M. O'Brien For For Management 3 Elect Director Gray B. Smith For For Management 4 Approve Omnibus Stock Plan For For Management 5 Increase Authorized Common Stock For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- CIGNA CORP. Ticker: CI Security ID: 125509109 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter N. Larson For For Management 2 Elect Director Roman Martinez IV For For Management 3 Elect Director Carol Cox Wait For For Management 4 Elect Director William D. Zollars For Against Management 5 Ratify Auditors For For Management 6 Eliminate Class of Preferred Stock For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Reduce Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- CINCINNATI FINANCIAL CORP. Ticker: CINF Security ID: 172062101 Meeting Date: MAY 3, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry R. Webb For For Management 1.2 Elect Director Kenneth C. Lichtendahl For For Management 1.3 Elect Director W.Rodney McMullen For For Management 1.4 Elect Director Thomas R. Schiff For For Management 1.5 Elect Director John F. Steele, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Code of Regulations to Permit the For For Management Issuance of Uncertified Shares -------------------------------------------------------------------------------- CINTAS CORP. Ticker: CTAS Security ID: 172908105 Meeting Date: OCT 23, 2007 Meeting Type: Annual Record Date: AUG 24, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gerald S. Adolph For For Management 1.2 Elect Director Paul R. Carter For For Management 1.3 Elect Director Gerald V. Dirvin For For Management 1.4 Elect Director Richard T. Farmer For For Management 1.5 Elect Director Scott D. Farmer For For Management 1.6 Elect Director Joyce Hergenhan For For Management 1.7 Elect Director Roger L. Howe For For Management 1.8 Elect Director Robert J. Kohlhepp For For Management 1.9 Elect Director David C. Phillips For For Management 2 Ratify Auditors For For Management 3 Separate Chairman and CEO Positions Against For Shareholder 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- CISCO SYSTEMS, INC. Ticker: CSCO Security ID: 17275R102 Meeting Date: NOV 15, 2007 Meeting Type: Annual Record Date: SEP 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol A. Bartz For For Management 2 Elect Director M. Michele Burns For For Management 3 Elect Director Michael D. Capellas For For Management 4 Elect Director Larry R. Carter For For Management 5 Elect Director John T. Chambers For For Management 6 Elect Director Brian L. Halla For For Management 7 Elect Director Dr. John L. Hennessy For For Management 8 Elect Director Richard M. Kovacevich For For Management 9 Elect Director Roderick C. McGeary For For Management 10 Elect Director Michael K. Powell For For Management 11 Elect Director Steven M. West For For Management 12 Elect Director Jerry Yang For For Management 13 Amend Omnibus Stock Plan For For Management 14 Approve Executive Incentive Bonus Plan For For Management 15 Ratify Auditors For For Management 16 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights 17 Pay For Superior Performance Against For Shareholder 18 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 19 Report on Internet Fragmentation Against For Shareholder -------------------------------------------------------------------------------- CIT GROUP INC Ticker: CIT Security ID: 125581108 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gary C. Butler For For Management 2 Elect Director William M. Freeman For For Management 3 Elect Director Susan Lyne For For Management 4 Elect Director James S. McDonald For For Management 5 Elect Director Marianne Miller Parrs For For Management 6 Elect Director Jeffrey M. Peek For For Management 7 Elect Director Timothy M. Ring For For Management 8 Elect Director John R. Ryan For For Management 9 Elect Director Seymour Sternberg For For Management 10 Elect Director Peter J. Tobin For For Management 11 Elect Director Lois M. Van Deusen For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CITIGROUP INC. Ticker: C Security ID: 172967101 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Michael Armstrong For For Management 2 Elect Director Alain J.P. Belda For Against Management 3 Elect Director Sir Winfried Bischoff For For Management 4 Elect Director Kenneth T. Derr For Against Management 5 Elect Director John M. Deutch For For Management 6 Elect Director Roberto Hernandez Ramirez For For Management 7 Elect Director Andrew N. Liveris For For Management 8 Elect Director Anne Mulcahy For Against Management 9 Elect Director Vikram Pandit For For Management 10 Elect Director Richard D. Parsons For Against Management 11 Elect Director Judith Rodin For For Management 12 Elect Director Robert E. Rubin For For Management 13 Elect Director Robert L. Ryan For For Management 14 Elect Director Franklin A. Thomas For For Management 15 Ratify Auditors For For Management 16 Disclose Prior Government Service Against Against Shareholder 17 Report on Political Contributions Against For Shareholder 18 Limit Executive Compensation Against Against Shareholder 19 Require More Director Nominations Than Against Against Shareholder Open Seats 20 Report on the Equator Principles Against Against Shareholder 21 Adopt Employee Contract Against For Shareholder 22 Amend GHG Emissions Policies to Limit Against Against Shareholder Coal Financing 23 Report on Human Rights Investment Against Against Shareholder Policies 24 Require Independent Board Chairman Against Against Shareholder 25 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 26 Indicate If You Would Like to Keep Your None For Management Vote Confidential Under Current Policy -------------------------------------------------------------------------------- CITIZENS COMMUNICATIONS CO. Ticker: CZN Security ID: 17453B101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kathleen Q. Abernathy For For Management 1.2 Elect Director Leroy T. Barnes, Jr. For For Management 1.3 Elect Director Peter C.B. Bynoe For For Management 1.4 Elect Director Michael T. Dugan For For Management 1.5 Elect Director Jeri B. Finard For For Management 1.6 Elect Director Lawton Wehle Fitt For For Management 1.7 Elect Director William M. Kraus For For Management 1.8 Elect Director Howard L. Schrott For For Management 1.9 Elect Director Larraine D. Segil For For Management 1.10 Elect Director David H. Ward For For Management 1.11 Elect Director Myron A. Wick, III For For Management 1.12 Elect Director Mary Agnes Wilderotter For For Management 2 Change Company Name For For Management 3 Replace Enumerated Purposes Clause For For Management 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen M. Dow For Withhold Management 1.2 Elect Director Godfrey R. Sullivan For Withhold Management 1.3 Elect Director Mark B. Templeton For For Management 2 Amend Omnibus Stock Plan For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: APR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Murray J. Demo For For Management 2 Elect Director Asiff S. Hirji For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- CLEAR CHANNEL COMMUNICATIONS, INC. Ticker: CCU Security ID: 184502102 Meeting Date: SEP 25, 2007 Meeting Type: Special Record Date: AUG 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management 3 Other Business For Against Management -------------------------------------------------------------------------------- CLEAR CHANNEL COMMUNICATIONS, INC. Ticker: CCU Security ID: 184502102 Meeting Date: MAY 27, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan D. Feld For For Management 2 Elect Director Perry J. Lewis For For Management 3 Elect Director L. Lowry Mays For For Management 4 Elect Director Mark P. Mays For For Management 5 Elect Director Randall T. Mays For For Management 6 Elect Director B. J. McCombs For For Management 7 Elect Director Phyllis B. Riggins For For Management 8 Elect Director Theodore H. Strauss For For Management 9 Elect Director J. C. Watts For For Management 10 Elect Director John H. Williams For For Management 11 Elect Director John B. Zachry For For Management 12 Ratify Auditors For For Management 13 Adopt Policy for Engagement With Against For Shareholder Proponents of Shareholder Proposals Supported by a Majority Vote 14 Require Independent Compensation Against For Shareholder Committee 15 Adopt Anti Gross-up Policy Against For Shareholder 16 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- CLOROX COMPANY, THE Ticker: CLX Security ID: 189054109 Meeting Date: NOV 14, 2007 Meeting Type: Annual Record Date: SEP 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel Boggan, Jr. For For Management 2 Elect Director Richard H. Carmona For For Management 3 Elect Director Tully M. Friedman For For Management 4 Elect Director George J. Harad For For Management 5 Elect Director Donald R. Knauss For For Management 6 Elect Director Robert W. Matschullat For For Management 7 Elect Director Gary G. Michael For For Management 8 Elect Director Edward A. Mueller For For Management 9 Elect Director Jan L. Murley For For Management 10 Elect Director Pamela Thomas-Graham For For Management 11 Elect Director Carolyn M. Ticknor For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- CME GROUP INC. Ticker: CME Security ID: 12572Q105 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Craig S. Donohue For For Management 1.2 Elect Director Timothy Bitsberger For For Management 1.3 Elect Director Jackie M.Clegg For For Management 1.4 Elect Director James A. Donaldson For For Management 1.5 Elect Director J. Dennis Hastert For For Management 1.6 Elect Director William P. Miller, II For For Management 1.7 Elect Director Terry L. Savage For For Management 1.8 Elect Director Christopher Stewart For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CMS ENERGY CORP. Ticker: CMS Security ID: 125896100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Merribel S. Ayres For For Management 1.2 Elect Director Jon E. Barfield For For Management 1.3 Elect Director Richard M. Gabrys For For Management 1.4 Elect Director David W. Joos For For Management 1.5 Elect Director Philip R. Lochner, Jr. For For Management 1.6 Elect Director Michael T. Monahan For For Management 1.7 Elect Director Joseph F. Paquette, Jr. For For Management 1.8 Elect Director Percy A. Pierre For For Management 1.9 Elect Director Kenneth L. Way For For Management 1.10 Elect Director Kenneth Whipple For For Management 1.11 Elect Director John B. Yasinsky For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COACH, INC. Ticker: COH Security ID: 189754104 Meeting Date: NOV 8, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lew Frankfort For For Management 1.2 Elect Director Susan Kropf For For Management 1.3 Elect Director Gary Loveman For For Management 1.4 Elect Director Ivan Menezes For For Management 1.5 Elect Director Irene Miller For For Management 1.6 Elect Director Keith Monda For For Management 1.7 Elect Director Michael Murphy For For Management 1.8 Elect Director Jide Zeitlin For For Management -------------------------------------------------------------------------------- COCA-COLA COMPANY, THE Ticker: KO Security ID: 191216100 Meeting Date: APR 16, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Herbert A. Allen For For Management 2 Elect Director Ronald W. Allen For For Management 3 Elect Director Cathleen P. Black For For Management 4 Elect Director Barry Diller For Against Management 5 Elect Director Alexis M. Herman For For Management 6 Elect Director E. Neville Isdell For For Management 7 Elect Director Muhtar Kent For For Management 8 Elect Director Donald R. Keough For For Management 9 Elect Director Donald F. McHenry For For Management 10 Elect Director Sam Nunn For For Management 11 Elect Director James D. Robinson III For For Management 12 Elect Director Peter V. Ueberroth For For Management 13 Elect Director Jacob Wallenberg For For Management 14 Elect Director James B. Williams For For Management 15 Ratify Auditors For For Management 16 Approve Stock Option Plan For For Management 17 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 18 Require Independent Board Chairman Against For Shareholder 19 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- COCA-COLA ENTERPRISES INC. Ticker: CCE Security ID: 191219104 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Fernando Aguirre For For Management 1.2 Elect Director John F. Brock For For Management 1.3 Elect Director Irial Finan For For Management 1.4 Elect Director Orrin H. Ingram II For For Management 1.5 Elect Director Curtis R. Welling For For Management 2 Ratify Auditors For For Management 3 Submit Severance Agreement (Change in Against For Shareholder Control) to shareholder Vote -------------------------------------------------------------------------------- COGNIZANT TECHNOLOGY SOLUTIONS CORP. Ticker: CTSH Security ID: 192446102 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert W. Howe For For Management 2 Elect Director Robert E. Weissman For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- COLGATE-PALMOLIVE CO. Ticker: CL Security ID: 194162103 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John T. Cahill For For Management 2 Elect Director Jill K. Conway For For Management 3 Elect Director Ian M. Cook For For Management 4 Elect Director Ellen M. Hancock For For Management 5 Elect Director David W. Johnson For For Management 6 Elect Director Richard J. Kogan For For Management 7 Elect Director Delano E. Lewis For For Management 8 Elect Director Reuben Mark For For Management 9 Elect Director J. Pedro Reinhard For For Management 10 Elect Director Stephen I. Sadove For For Management 11 Ratify Auditors For For Management 12 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- COMCAST CORP. Ticker: CMCSA Security ID: 20030N101 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director S. Decker Anstrom For For Management 1.2 Elect Director Kenneth J. Bacon For For Management 1.3 Elect Director Sheldon M. Bonovitz For For Management 1.4 Elect Director Edward D. Breen For For Management 1.5 Elect Director Julian A. Brodsky For For Management 1.6 Elect Director Joseph J. Collins For For Management 1.7 Elect Director J. Michael Cook For For Management 1.8 Elect Director Gerald L. Hassell For For Management 1.9 Elect Director Jeffrey A. Honickman For For Management 1.10 Elect Director Brian L. Roberts For For Management 1.11 Elect Director Ralph J. Roberts For For Management 1.12 Elect Director Dr. Judith Rodin For For Management 1.13 Elect Director Michael I. Sovern For For Management 2 Ratify Auditors For For Management 3 Amend Restricted Stock Plan For For Management 4 Amend Stock Option Plan For For Management 5 Adopt Recapitalization Plan Against For Shareholder 6 Increase Disclosure of Executive Against Against Shareholder Compensation 7 Require More Director Nominations Than Against Against Shareholder Open Seats 8 Report on Pay Disparity Against Against Shareholder 9 Provide for Cumulative Voting for Class A Against For Shareholder Shareholders 10 Adopt Principles for Health Care Reform Against Against Shareholder 11 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- COMERICA INC. Ticker: CMA Security ID: 200340107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joseph J. Buttigieg, III For For Management 2 Elect Director Roger A. Cregg For For Management 3 Elect Director T. Kevin Denicola For For Management 4 Elect Director Alfred A. Piergallini For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMMERCE BANCORP, INC. Ticker: CBH Security ID: 200519106 Meeting Date: FEB 6, 2008 Meeting Type: Special Record Date: DEC 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- COMPASS BANCSHARES, INC. Ticker: CBSS Security ID: 20449H109 Meeting Date: AUG 8, 2007 Meeting Type: Special Record Date: JUN 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- COMPUTER SCIENCES CORPORATION Ticker: CSC Security ID: 205363104 Meeting Date: JUL 30, 2007 Meeting Type: Annual Record Date: JUN 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Irving W. Bailey, II For For Management 1.2 Elect Dave J. Barram For For Management 1.3 Elect Stephen L. Baum For For Management 1.4 Elect Rodney F. Chase For For Management 1.5 Elect Michael W. Laphen For For Management 1.6 Elect F. Warren McFarlen For For Management 1.7 Elect Thomas H. Patrick For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Board Diversity Against For Shareholder 5 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- COMPUWARE CORP. Ticker: CPWR Security ID: 205638109 Meeting Date: AUG 28, 2007 Meeting Type: Annual Record Date: JUL 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis W. Archer For For Management 1.2 Elect Director Gurminder S. Bedi For For Management 1.3 Elect Director William O. Grabe For For Management 1.4 Elect Director William R. Halling For For Management 1.5 Elect Director Peter Karmanos, Jr. For For Management 1.6 Elect Director Faye Alexander Nelson For For Management 1.7 Elect Director Glenda D. Price For For Management 1.8 Elect Director W. James Prowse For For Management 1.9 Elect Director G. Scott Romney For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CONAGRA FOODS INC. Ticker: CAG Security ID: 205887102 Meeting Date: SEP 27, 2007 Meeting Type: Annual Record Date: AUG 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mogens C. Bay For For Management 1.2 Elect Director Steven F. Goldstone For For Management 1.3 Elect Director W.G. Jurgensen For For Management 1.4 Elect Director Ruth Ann Marshall For For Management 1.5 Elect Director Gary M. Rodkin For For Management 1.6 Elect Director Andrew J. Schindler For For Management 2 Ratify Auditors For For Management 3 Report on Feasibility of Improving Animal Against Against Shareholder Welfare Standards -------------------------------------------------------------------------------- CONOCOPHILLIPS Ticker: COP Security ID: 20825C104 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harold W. McGraw III For For Management 2 Elect Director James J. Mulva For For Management 3 Elect Director Bobby S. Shackouls For For Management 4 Declassify the Board of Directors For For Management 5 Ratify Auditors For For Management 6 Require Director Nominee Qualifications Against Against Shareholder 7 Report on Indigenous Peoples Rights Against Against Shareholder Policies 8 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 9 Report on Political Contributions Against For Shareholder 10 Adopt Greenhouse Gas Emissions Goals for Against For Shareholder Products and Operations 11 Report on Community Environmental Impacts Against Against Shareholder of Operations 12 Report on Environmental Damage from Against For Shareholder Drilling in the National Petroleum Reserve 13 Report on Environmental Impact of Oil Against For Shareholder Sands Operations in Canada 14 Report on Global Warming Against Against Shareholder -------------------------------------------------------------------------------- CONSOL ENERGY, INC. Ticker: CNX Security ID: 20854P109 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Whitmire For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director James E. Altmeyer, Sr. For Withhold Management 1.4 Elect Director William E. Davis For For Management 1.5 Elect Director Raj K. Gupta For For Management 1.6 Elect Director Patricia A. Hammick For For Management 1.7 Elect Director David C. Hardesty, Jr. For For Management 1.8 Elect Director John T. Mills For For Management 1.9 Elect Director William P. Powell For For Management 1.10 Elect Director Joseph T. Williams For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Report on GHG Emissions Reductions From Against For Shareholder Products and Operations -------------------------------------------------------------------------------- CONSOLIDATED EDISON, INC. Ticker: ED Security ID: 209115104 Meeting Date: MAY 19, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kevin Burke For For Management 1.2 Elect Director Vincent A. Calarco For For Management 1.3 Elect Director George Campbell, Jr. For For Management 1.4 Elect Director Gordon J. Davis For For Management 1.5 Elect Director Michael J. Del Giudice For For Management 1.6 Elect Director Ellen V. Futter For For Management 1.7 Elect Director Sally Hernandez For For Management 1.8 Elect Director John F. Kilian For For Management 1.9 Elect Director Peter W. Likins For For Management 1.10 Elect Director Eugene R. McGrath For For Management 1.11 Elect Director Michael W. Ranger For For Management 1.12 Elect Director L. Frederick Sutherland For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Increase Disclosure of Executive Against Against Shareholder Compensation -------------------------------------------------------------------------------- CONSTELLATION BRANDS, INC. Ticker: STZ.B Security ID: 21036P108 Meeting Date: JUL 26, 2007 Meeting Type: Annual Record Date: MAY 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barry A. Fromberg For For Management 1.2 Elect Director Jeananne K. Hauswald For For Management 1.3 Elect Director James A. Locke, III For Withhold Management 1.4 Elect Director Richard Sands, Ph.D. For For Management 1.5 Elect Director Robert Sands For For Management 1.6 Elect Director Thomas C. McDermott For For Management 1.7 Elect Director Paul L. Smith For For Management 1.8 Elect Director Peter H. Soderberg For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- CONSTELLATION BRANDS, INC. Ticker: STZ.B Security ID: 21036P108 Meeting Date: DEC 6, 2007 Meeting Type: Special Record Date: OCT 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Authorize a New Class of Common Stock For For Management 2 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CONVERGYS CORP. Ticker: CVG Security ID: 212485106 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Dillon For For Management 1.2 Elect Director Sidney A. Ribeau For For Management 1.3 Elect Director David R. Whitwam For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- COOPER INDUSTRIES LTD Ticker: CBE Security ID: G24182100 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 ELECT DIRECTOR R.M. DEVLIN For For Management 1.2 ELECT DIRECTOR L.A. HILL For For Management 1.3 ELECT DIRECTOR J.J. POSTL For For Management 2 APPOINT ERNST & YOUNG LLP AS INDEPENDENT For For Management AUDITORS FOR THE YEAR ENDING 12/31/2008. 3 APPROVE THE AMENDED AND RESTATED STOCK For For Management INCENTIVE PLAN. 4 SHAREHOLDER PROPOSAL REQUESTING COOPER TO Against Against Shareholder IMPLEMENT A CODE OF CONDUCT BASED ON INTERNATIONAL LABOR ORGANIZATION HUMAN RIGHTS STANDARDS. -------------------------------------------------------------------------------- CORNING INC. Ticker: GLW Security ID: 219350105 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Seely Brown For Withhold Management 1.2 Elect Director Gordon Gund For Withhold Management 1.3 Elect Director Kurt M. Landgraf For For Management 1.4 Elect Director H. Onno Ruding For Withhold Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- COSTCO WHOLESALE CORPORATION Ticker: COST Security ID: 22160K105 Meeting Date: JAN 29, 2008 Meeting Type: Annual Record Date: NOV 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Susan L. Decker For For Management 1.2 Elect Director Richard D. Dicerchio For For Management 1.3 Elect Director Richard M. Libenson For For Management 1.4 Elect Director John W. Meisenbach For For Management 1.5 Elect Director Charles T. Munger For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- COUNTRYWIDE FINANCIAL CORP. Ticker: CFC Security ID: 222372104 Meeting Date: JUN 25, 2008 Meeting Type: Special Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- COVENTRY HEALTH CARE INC. Ticker: CVH Security ID: 222862104 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joel Ackerman For For Management 1.2 Elect Director Lawrence N. Kugelman For For Management 1.3 Elect Director Dale B. Wolf For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COVIDIEN LTD. Ticker: COV Security ID: G2552X108 Meeting Date: MAR 18, 2008 Meeting Type: Annual Record Date: JAN 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: CRAIG ARNOLD For For Management 2 ELECTION OF DIRECTOR: ROBERT H. BRUST For For Management 3 ELECTION OF DIRECTOR: JOHN M. CONNORS, For Against Management JR. 4 ELECTION OF DIRECTOR: CHRISTOPHER J. For For Management COUGHLIN 5 ELECTION OF DIRECTOR: TIMOTHY M. DONAHUE For For Management 6 ELECTION OF DIRECTOR: KATHY J. HERBERT For For Management 7 ELECTION OF DIRECTOR: RANDALL J. HOGAN, For For Management III 8 ELECTION OF DIRECTOR: RICHARD J. MEELIA For For Management 9 ELECTION OF DIRECTOR: DENNIS H. REILLEY For For Management 10 ELECTION OF DIRECTOR: TADATAKA YAMADA For For Management 11 ELECTION OF DIRECTOR: JOSEPH A. For For Management ZACCAGNINO 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- CSX CORP. Ticker: CSX Security ID: 126408103 Meeting Date: JUN 25, 2008 Meeting Type: Proxy Contest Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director D. M. Alvarado For Did Not Management Vote 1.2 Elect Director E. E. Bailey For Did Not Management Vote 1.3 Elect Director Sen. J. B. Breaux For Did Not Management Vote 1.4 Elect Director S. T. Halverson For Did Not Management Vote 1.5 Elect Director E. J. Kelly, III For Did Not Management Vote 1.6 Elect Director R. D. Kunisch For Did Not Management Vote 1.7 Elect Director J. D. McPherson For Did Not Management Vote 1.8 Elect Director D. M. Ratcliffe For Did Not Management Vote 1.9 Elect Director W. C. Richardson For Did Not Management Vote 1.10 Elect Director F. S. Royal For Did Not Management Vote 1.11 Elect Director D. J. Shepard For Did Not Management Vote 1.12 Elect Director M. J. Ward For Did Not Management Vote 2 Ratify Auditors For Did Not Management Vote 3 Provide Right to Call Special Meeting For Did Not Management Vote 4 Amend Articles/Bylaws/Charter -- Call Against Did Not Shareholder Special Meetings Vote 5 Repeal Any Provision or Amendement to the Against Did Not Shareholder Company's By-laws Adopted without Vote Shareholder Approval 1.1 Elect Director Christopher Hohn For For Shareholder 1.2 Elect Director Alexandre Behring For For Shareholder 1.3 Elect Director Gilbert H. Lamphere For For Shareholder 1.4 Elect Director Timothy T. OToole For For Shareholder 1.5 Elect Director Gary L. Wilson For Withhold Shareholder 1.6 Management Nominee - D.M. Alvarado For For Shareholder 1.7 Management Nominee - Sen. JB Breaux For For Shareholder 1.8 Management Nominee - E.J. Kelly, III For For Shareholder 1.9 Management Nominee - J.D. McPherson For For Shareholder 1.10 Management Nominee - D.M. Ratcliffe For For Shareholder 1.11 Management Nominee - D.J. Shepard For For Shareholder 1.12 Management Nominee - M.J. Ward For For Shareholder 2 Amend Articles/Bylaws/Charter -- Call For For Shareholder Special Meetings 3 Amend Articles/Bylaws/Charter -- Call Against Against Shareholder Special Meetings 4 Repeal Any Provision or Amendement to the For For Shareholder Company's By-laws Adopted without Shareholder Approval 5 Ratify Auditors Abstain For Management -------------------------------------------------------------------------------- CUMMINS , INC. Ticker: CMI Security ID: 231021106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert J. Darnall For For Management 2 Elect Director Robert K. Herdman For For Management 3 Elect Director Alexis M. Herman For For Management 4 Elect Director F. Joseph Loughrey For For Management 5 Elect Director William I. Miller For For Management 6 Elect Director Georgia R. Nelson For For Management 7 Elect Director Theodore M. Solso For For Management 8 Elect Director Carl Ware For For Management 9 Elect Director J. Lawrence Wilson For For Management 10 Ratify Auditors For For Management 11 Increase Authorized Common Stock For For Management 12 Adopt ILO Based Policies Against Against Shareholder -------------------------------------------------------------------------------- CVS CAREMARK CORP Ticker: CVS Security ID: 126650100 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edwin M. Banks For For Management 2 Elect Director C. David Brown II For For Management 3 Elect Director David W. Dorman For For Management 4 Elect Director Kristen E. Gibney Williams For For Management 5 Elect Director Marian L. Heard For For Management 6 Elect Director William H. Joyce For For Management 7 Elect Director Jean-Pierre Million For For Management 8 Elect Director Terrence Murray For For Management 9 Elect Director C.A. Lance Piccolo For For Management 10 Elect Director Sheli Z. Rosenberg For For Management 11 Elect Director Thomas M. Ryan For For Management 12 Elect Director Richard J. Swift For For Management 13 Ratify Auditors For For Management 14 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 15 Adopt Anti Gross-up Policy Against For Shareholder 16 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- D.R. HORTON, INC. Ticker: DHI Security ID: 23331A109 Meeting Date: JAN 31, 2008 Meeting Type: Annual Record Date: DEC 3, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald R. Horton For For Management 1.2 Elect Director Bradley S. Anderson For For Management 1.3 Elect Director Michael R. Buchanan For For Management 1.4 Elect Director Richard I. Galland For For Management 1.5 Elect Director Michael W. Hewatt For For Management 1.6 Elect Director Bob G. Scott For For Management 1.7 Elect Director Donald J. Tomnitz For For Management 1.8 Elect Director Bill W. Wheat For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Pay For Superior Performance Against For Shareholder 5 Other Business For Against Management -------------------------------------------------------------------------------- DANAHER CORP. Ticker: DHR Security ID: 235851102 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director H. Lawrence Culp, Jr For For Management 2 Elect Director Mitchell P. Rales For For Management 3 Ratify Auditors For For Management 4 Adopt Employment Contract Against For Shareholder -------------------------------------------------------------------------------- DARDEN RESTAURANTS, INC. Ticker: DRI Security ID: 237194105 Meeting Date: SEP 14, 2007 Meeting Type: Annual Record Date: JUL 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard L. Berry For For Management 1.2 Elect Director Odie C. Donald For For Management 1.3 Elect Director David H. Hughes For For Management 1.4 Elect Director Charles A Ledsinger, Jr. For For Management 1.5 Elect Director William M. Lewis, Jr. For For Management 1.6 Elect Director Connie Mack, III For For Management 1.7 Elect Director Andrew H. (Drew) Madsen For For Management 1.8 Elect Director Clarence Otis, Jr. For For Management 1.9 Elect Director Michael D. Rose For For Management 1.10 Elect Director Maria A. Sastre For For Management 1.11 Elect Director Jack A. Smith For For Management 1.12 Elect Director Rita P. Wilson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DEAN FOODS COMPANY Ticker: DF Security ID: 242370104 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tom C. Davis For For Management 1.2 Elect Director Stephen L. Green For For Management 1.3 Elect Director Joseph S. Hardin, Jr. For For Management 1.4 Elect Director John R. Muse For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DEERE & CO. Ticker: DE Security ID: 244199105 Meeting Date: NOV 14, 2007 Meeting Type: Special Record Date: SEP 24, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Increase in Common Stock and a For For Management Stock Split -------------------------------------------------------------------------------- DEERE & CO. Ticker: DE Security ID: 244199105 Meeting Date: FEB 27, 2008 Meeting Type: Annual Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director T. Kevin Dunnigan For For Management 2 Elect Director Charles O. Holliday, Jr. For For Management 3 Elect Director Dipak C. Jain For For Management 4 Elect Director Joachim Milberg For For Management 5 Elect Director Richard B. Myers For For Management 6 Amend Executive Incentive Bonus Plan For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- DELL INC. Ticker: DELL Security ID: 24702R101 Meeting Date: DEC 4, 2007 Meeting Type: Annual Record Date: OCT 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald J. Carty For For Management 1.2 Elect Director Michael S. Dell For For Management 1.3 Elect Director William H. Gray, III For For Management 1.4 Elect Director Sallie L. Krawcheck For For Management 1.5 Elect Director Alan (A.G.) Lafley For For Management 1.6 Elect Director Judy C. Lewent For For Management 1.7 Elect Director Klaus S. Luft For For Management 1.8 Elect Director Thomas W. Luce, III For For Management 1.9 Elect Director Alex J. Mandl For For Management 1.10 Elect Director Michael A. Miles For For Management 1.11 Elect Director Samuel A. Nunn, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Stock Retention/Holding Period Against For Shareholder 5 Declaration of Dividend Against Against Shareholder -------------------------------------------------------------------------------- DEVELOPERS DIVERSIFIED REALTY CORP. Ticker: DDR Security ID: 251591103 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dean S. Adler For For Management 1.2 Elect Director Terrance R. Ahern For Withhold Management 1.3 Elect Director Robert H. Gidel For For Management 1.4 Elect Director Victor B. MacFarlane For Withhold Management 1.5 Elect Director Craig Macnab For For Management 1.6 Elect Director Scott D. Roulston For For Management 1.7 Elect Director Barry A. Sholem For Withhold Management 1.8 Elect Director William B. Summers, Jr. For Withhold Management 1.9 Elect Director Scott A. Wolstein For For Management 2 Approve Omnibus Stock Plan For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Adjust Par Value of Common Stock For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- DEVON ENERGY CORP. Ticker: DVN Security ID: 25179M103 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David A. Hager For For Management 1.2 Elect Director John A. Hill For For Management 1.3 Elect Director Mary P. Ricciardello For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- DILLARDS, INC Ticker: DDS Security ID: 254067101 Meeting Date: MAY 17, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James A. Haslam, III For For Management 1.2 Elect Director R. Brad Martin For For Management 1.3 Elect Director Frank R. Mori For For Management 1.4 Elect Director Nick White For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DIRECTV GROUP, INC, THE Ticker: DTV Security ID: 25459L106 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ralph F. Boyd, Jr. For For Management 1.2 Elect Director James M. Cornelius For For Management 1.3 Elect Director Gregory B. Maffei For For Management 1.4 Elect Director John C. Malone For For Management 1.5 Elect Director Nancy S. Newcomb For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DISCOVER FINANCIAL SERVICES Ticker: DFS Security ID: 254709108 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey S. Aronin For For Management 2 Elect Director Mary K. Bush For For Management 3 Elect Director Gregory C. Case For For Management 4 Elect Director Dennis D. Dammerman For For Management 5 Elect Director Robert M. Devlin For For Management 6 Elect Director Philip A. Laskawy For For Management 7 Elect Director Michael H. Moskow For For Management 8 Elect Director David W. Nelms For For Management 9 Elect Director Michael L. Rankowitz For For Management 10 Elect Director E. Follin Smith For For Management 11 Elect Director Lawrence A. Weinbach For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- DOMINION RESOURCES, INC. Ticker: D Security ID: 25746U109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter W. Brown For For Management 2 Elect Director George A. Davidson, Jr. For For Management 3 Elect Director Thomas F. Farrell, II For For Management 4 Elect Director John W. Harris For For Management 5 Elect Director Robert S. Jepson, Jr. For For Management 6 Elect Director Mark J. Kington For For Management 7 Elect Director Benjamin J. Lambert, III For For Management 8 Elect Director Margaret A. McKenna For For Management 9 Elect Director Frank S. Royal For For Management 10 Elect Director David A. Wollard For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- DOVER CORPORATION Ticker: DOV Security ID: 260003108 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D. H. Benson For For Management 2 Elect Director R. W. Cremin For For Management 3 Elect Director T. J. Derosa For For Management 4 Elect Director J-P. M. Ergas For For Management 5 Elect Director P. T. Francis For For Management 6 Elect Directors K. C. Graham For For Management 7 Elect Director R. L. Hoffman For For Management 8 Elect Director J. L. Koley For For Management 9 Elect Director R. K. Lochridge For For Management 10 Elect Director B. G. Rethore For For Management 11 Elect Director M. B. Stubbs For For Management 12 Elect Director M. A. Winston For For Management 13 Amend Executive Incentive Bonus Plan For For Management 14 Report on Sustainability Against For Shareholder 15 Report on Climate Change Against For Shareholder 16 Other Business For Against Management -------------------------------------------------------------------------------- DOW CHEMICAL COMPANY, THE Ticker: DOW Security ID: 260543103 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Arnold A. Allemang For For Management 1.2 Elect Director Jacqueline K. Barton For For Management 1.3 Elect Director James A. Bell For For Management 1.4 Elect Director Jeff M. Fettig For For Management 1.5 Elect Director Barbara H. Franklin For For Management 1.6 Elect Director John B. Hess For For Management 1.7 Elect Director Andrew N. Liveris For For Management 1.8 Elect Director Geoffery E. Merszei For For Management 1.9 Elect Director Dennis H. Reilley For For Management 1.10 Elect Director James M. Ringler For For Management 1.11 Elect Director Ruth G. Shaw For For Management 1.12 Elect Director Paul G. Stern For For Management 2 Ratify Auditors For For Management 3 Report on Potential Links Between Company Against Against Shareholder Products and Asthma 4 Report on Environmental Remediation in Against For Shareholder Midland Area 5 Report on Genetically Engineered Seed Against Against Shareholder 6 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- DOW JONES & CO., INC. Ticker: DJ Security ID: 260561105 Meeting Date: DEC 13, 2007 Meeting Type: Special Record Date: NOV 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- DTE ENERGY CO. Ticker: DTE Security ID: 233331107 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lillian Bauder For For Management 1.2 Elect Director W. Frank Fountain, Jr. For For Management 1.3 Elect Director Josue Robles, Jr. For For Management 1.4 Elect Director James H. Vandenberghe For For Management 1.5 Elect Director Ruth G. Shaw For For Management 2 Ratify Auditors For For Management 3 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- DUKE ENERGY CORP. Ticker: DUK Security ID: 26441C105 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William Barnet, III For For Management 1.2 Elect Director G. Alex Bernhardt, Sr. For For Management 1.3 Elect Director Michael G. Browning For For Management 1.4 Elect Director Daniel R. DiMicco For For Management 1.5 Elect Director Ann Maynard Gray For For Management 1.6 Elect Director James H. Hance, Jr For For Management 1.7 Elect Director James T. Rhodes For For Management 1.8 Elect Director James E. Rogers For For Management 1.9 Elect Director Mary L. Schapiro For For Management 1.10 Elect Director Philip R. Sharp For For Management 1.11 Elect Director Dudley S. Taft For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- DYNEGY, INC. Ticker: DYN Security ID: 26817G102 Meeting Date: JUL 18, 2007 Meeting Type: Annual Record Date: MAY 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Biegler For For Management 1.2 Elect Director Thomas D. Clark, Jr. For For Management 1.3 Elect Director Victor E. Grijalva For For Management 1.4 Elect Director Patricia A. Hammick For For Management 1.5 Elect Director Robert C. Oelkers For For Management 1.6 Elect Director George L. Mazanec For For Management 1.7 Elect Director William L. Trubeck For For Management 1.8 Elect Director Bruce A. Williamson For For Management 2 Ratify Auditors For For Management 3 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- DYNEGY, INC. Ticker: DYN Security ID: 26817G102 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Biegler For For Management 1.2 Elect Director Thomas D. Clark, Jr. For For Management 1.3 Elect Director Victor E. Grijalva For For Management 1.4 Elect Director Patricia A. Hammick For For Management 1.5 Elect Director George L. Mazanec For For Management 1.6 Elect Director Howard B. Sheppard For For Management 1.7 Elect Director William L. Trubeck For For Management 1.8 Elect Director Bruce A. Williamson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- E*TRADE FINANCIAL CORP. Ticker: ETFC Security ID: 269246104 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald H. Layton For For Management 1.2 Elect Director Robert Druskin For For Management 1.3 Elect Director Frederick W. Kanner For For Management 1.4 Elect Director C. Cathleen Raffaeli For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- E.I. DU PONT DE NEMOURS & CO. Ticker: DD Security ID: 263534109 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard H. Brown For For Management 1.2 Elect Director Robert A. Brown For For Management 1.3 Elect Director Bertrand P. Collomb For For Management 1.4 Elect Director Curtis J. Crawford For For Management 1.5 Elect Director Alexander M. Cutler For For Management 1.6 Elect Director John T. Dillon For For Management 1.7 Elect Director Eleuthere I. du Pont For For Management 1.8 Elect Director Marillyn A. Hewson For For Management 1.9 Elect Director Charles O. Holliday, Jr. For For Management 1.10 Elect Director Lois D. Juliber For For Management 1.11 Elect Director Sean O'Keefe For For Management 1.12 Elect Director William K. Reilly For For Management 2 Ratify Auditors For For Management 3 Report on Plant Closures Against Against Shareholder 4 Require Independent Board Chairman Against For Shareholder 5 Report on Global Warming Against Against Shareholder 6 Amend Human Rights Policies Against Against Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- E.W. SCRIPPS CO. (THE) Ticker: SSP Security ID: 811054204 Meeting Date: JUN 13, 2008 Meeting Type: Annual Record Date: MAY 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William R. Burleigh For Withhold Management 1.2 Elect Director David A. Galloway For For Management 1.3 Elect Director David M. Moffett For For Management 1.4 Elect Director Jarl Mohn For For Management -------------------------------------------------------------------------------- EASTMAN CHEMICAL CO. Ticker: EMN Security ID: 277432100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael P. Connors For For Management 2 Elect Director J. Brian Ferguson For For Management 3 Elect Director Howard L. Lance For For Management 4 Ratify Auditors For For Management 5 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- EASTMAN KODAK CO. Ticker: EK Security ID: 277461109 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard S. Braddock For For Management 1.2 Elect Director Timothy M. Donahue For For Management 1.3 Elect Director Michael J. Hawley For For Management 1.4 Elect Director William H. Hernandez For For Management 1.5 Elect Director Douglas R. Lebda For For Management 1.6 Elect Director Debra L. Lee For For Management 1.7 Elect Director Delano E. Lewis For For Management 1.8 Elect Director William G. Parrett For For Management 1.9 Elect Director Antonio M. Perez For For Management 1.10 Elect Director Hector De J. Ruiz For For Management 1.11 Elect Director Dennis F. Strigl For For Management 1.12 Elect Director Laura D'Andrea Tyson For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- EATON CORPORATION Ticker: ETN Security ID: 278058102 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ned C. Lautenbach For For Management 1.2 Elect Director John R. Miller For For Management 1.3 Elect Director Gregory R. Page For For Management 1.4 Elect Director Victor A. Pelson For For Management 2 Increase Authorized Common Stock For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Amend Articles to Authorize the Board of For For Management Directors to Make Future Amendments to the Amended Regulations 5 Approve Omnibus Stock Plan For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Approve Executive Incentive Bonus Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Approve Omnibus Stock Plan For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ECOLAB, INC. Ticker: ECL Security ID: 278865100 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Barbara J. Beck For For Management 3 Elect Director Stefan Hamelmann For For Management 4 Elect Director Jerry W. Levin For For Management 5 Elect Director Robert L. Lumpkins For For Management 6 Ratify Auditors For For Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- EDISON INTERNATIONAL Ticker: EIX Security ID: 281020107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John E. Bryson For For Management 1.2 Elect Director Vanessa C.L. Chang For For Management 1.3 Elect Director France A. Cordova For For Management 1.4 Elect Director Theodore F. Craver, Jr. For For Management 1.5 Elect Director Charles B. Curtis For For Management 1.6 Elect Director Bradford M. Freeman For For Management 1.7 Elect Director Luis G. Nogales For For Management 1.8 Elect Director Ronald L. Olson For For Management 1.9 Elect Director James M. Rosser For For Management 1.10 Elect Director Richard T. Schlosberg, III For For Management 1.11 Elect Director Thomas C. Sutton For For Management 1.12 Elect Director Brett White For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- EL PASO CORP Ticker: EP Security ID: 28336L109 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Juan Carlos Braniff For For Management 2 Elect Director James L. Dunlap For For Management 3 Elect Director Douglas L. Foshee For For Management 4 Elect Director Robert W. Goldman For For Management 5 Elect Director Anthony W. Hall, Jr. For For Management 6 Elect Director Thomas R. Hix For For Management 7 Elect Director William H. Joyce For For Management 8 Elect Director Ronald L. Kuehn, Jr. For For Management 9 Elect Director Ferrell P. McClean For For Management 10 Elect Director Steven J. Shapiro For For Management 11 Elect Director J. Michael Talbert For For Management 12 Elect Director Robert F. Vagt For For Management 13 Elect Director John L. Whitmire For For Management 14 Elect Director Joe B. Wyatt For For Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- ELECTRONIC ARTS INC. Ticker: ERTS Security ID: 285512109 Meeting Date: JUL 26, 2007 Meeting Type: Annual Record Date: JUN 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Leonard S. Coleman For For Management 2 Elect Director Gary M. Kusin For For Management 3 Elect Director Gregory B. Maffei For For Management 4 Elect Director Timothy Mott For For Management 5 Elect Director Vivek Paul For For Management 6 Elect Director Lawrence F. Probst, III For For Management 7 Elect Director John S. Riccitiello For For Management 8 Elect Director Richard A. Simonson For For Management 9 Elect Director Linda J. Srere For For Management 10 Amend Omnibus Stock Plan For For Management 11 Amend Qualified Employee Stock Purchase For For Management Plan 12 Approve Executive Incentive Bonus Plan For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- ELECTRONIC DATA SYSTEMS CORP. Ticker: EDS Security ID: 285661104 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director W. Roy Dunbar For For Management 2 Elect Director Martin C. Faga For For Management 3 Elect Director S. Malcolm Gillis For For Management 4 Elect Director Ray J. Groves For For Management 5 Elect Director Ellen M. Hancock For For Management 6 Elect Director Jeffrey M. Heller For For Management 7 Elect Director Ray L. Hunt For For Management 8 Elect Director Edward A. Kangas For For Management 9 Elect Director Ronald A. Rittenmeyer For For Management 10 Elect Director James K. Sims For For Management 11 Elect Director R. David Yost For For Management 12 Elect Director Ernesto Zedillo For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For For Management 15 Provide the Right to Call Special Meeting For For Management 16 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- ELI LILLY AND CO. Ticker: LLY Security ID: 532457108 Meeting Date: APR 21, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael L. Eskew For For Management 1.2 Elect Director Alfred G. Gilman For For Management 1.3 Elect Director Karen N. Horn For For Management 1.4 Elect Director John C. Lechleiter For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Require a Majority Vote for the Election For For Management of Directors 5 Amend Omnibus Stock Plan For For Management 6 Report on Animal Testing Policies Against Against Shareholder 7 Amend Vote Requirements to Amend Against For Shareholder Articles/Bylaws/Charter 8 Reduce Supermajority Vote Requirement Against For Shareholder 9 Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- EMBARQ CORP Ticker: EQ Security ID: 29078E105 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter C. Brown For For Management 1.2 Elect Director Steven A. Davis For For Management 1.3 Elect Director Richard A. Gephardt For For Management 1.4 Elect Director Thomas A. Gerke For For Management 1.5 Elect Director John P. Mullen For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Dinesh C. Paliwal For For Management 1.8 Elect Director Stephanie M. Shern For For Management 1.9 Elect Director Laurie A. Siegel For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Approve Qualified Employee Stock Purchase For For Management Plan 5 Approve Executive Incentive Bonus Plan For For Management 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- EMC CORP. Ticker: EMC Security ID: 268648102 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael W. Brown For For Management 1.2 Elect Director Michael J. Cronin For For Management 1.3 Elect Director Gail Deegan For For Management 1.4 Elect Director John R. Egan For For Management 1.5 Elect Director W. Paul Fitzgerald For For Management 1.6 Elect Director Olli-Pekka Kallasvuo For Withhold Management 1.7 Elect Director Edmund F. Kelly For For Management 1.8 Elect Director Windle B. Priem For For Management 1.9 Elect Director Paul Sagan For For Management 1.10 Elect Director David N. Strohm For For Management 1.11 Elect Director Joseph M. Tucci For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Reduce Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- EMERSON ELECTRIC CO. Ticker: EMR Security ID: 291011104 Meeting Date: FEB 5, 2008 Meeting Type: Annual Record Date: NOV 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director D.N. Farr For For Management 1.2 Elect Director R.B. Horton For For Management 1.3 Elect Director C.A. Peters For For Management 1.4 Elect Director J.W. Prueher For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ENSCO INTERNATIONAL, INC. Ticker: ESV Security ID: 26874Q100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J. Roderick Clark For For Management 2 Elect Director Daniel W. Rabun For For Management 3 Elect Director Keith O. Rattie For For Management 4 Elect Director C. Christopher Gaut For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ENTERGY CORP. Ticker: ETR Security ID: 29364G103 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Maureen Scannell Bateman For For Management 2 Elect Director W. Frank Blount For For Management 3 Elect Director Simon D. DeBree For For Management 4 Elect Director Gary W. Edwards For For Management 5 Elect Director Alexis M. Herman For For Management 6 Elect Director Donald C. Hintz For For Management 7 Elect Director J. Wayne Leonard For For Management 8 Elect Director Stuart L. Levenick For For Management 9 Elect Director James R. Nichols For For Management 10 Elect Director William A. Percy, II For For Management 11 Elect Director W.J. Tauzin For For Management 12 Elect Director Steven V. Wilkinson For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 15 Limit Executive Compensation Against Against Shareholder 16 Report on Political Contributions Against For Shareholder 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- EOG RESOURCES, INC. Ticker: EOG Security ID: 26875P101 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George A. Alcorn For For Management 1.2 Elect Director Charles R. Crisp For For Management 1.3 Elect Director Mark G. Papa For For Management 1.4 Elect Director H. Leighton Steward For For Management 1.5 Elect Director Donald F. Textor For For Management 1.6 Elect Director Frank G. Wisner For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- EQUIFAX INC. Ticker: EFX Security ID: 294429105 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Canfield For For Management 1.2 Elect Director James E. Copeland, Jr. For For Management 1.3 Elect Director Lee A. Kennedy For For Management 1.4 Elect Director Siri S. Marshall For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Declassify the Board of Directors Against For Shareholder 5 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- EQUITY RESIDENTIAL Ticker: EQR Security ID: 29476L107 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Trustee John W. Alexander For For Management 1.2 Elect Trustee Charles L. Atwood For For Management 1.3 Elect Trustee Stephen O. Evans For For Management 1.4 Elect Trustee Boone A. Knox For For Management 1.5 Elect Trustee John E. Neal For For Management 1.6 Elect Trustee David J. Neithercut For For Management 1.7 Elect Trustee Desiree G. Rogers For For Management 1.8 Elect Trustee Sheli Z. Rosenberg For For Management 1.9 Elect Trustee Gerald A. Spector For For Management 1.10 Elect Trustee B. Joseph White For For Management 1.11 Elect Trustee Samuel Zell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ESTEE LAUDER COMPANIES INC., THE Ticker: EL Security ID: 518439104 Meeting Date: NOV 9, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aerin Lauder For For Management 1.2 Elect Director William P. Lauder For For Management 1.3 Elect Director Lynn Forester de For For Management Rothschild 1.4 Elect Director Richard D. Parsons For Withhold Management 2 Amend Non-Employee Director Omnibus Stock For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- EXELON CORP. Ticker: EXC Security ID: 30161N101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Bruce DeMars For For Management 2 Elect Director Nelson A. Diaz For For Management 3 Elect Director Paul L. Joskow For For Management 4 Elect Director John W. Rowe For For Management 5 Ratify Auditors For For Management 6 Report on Global Warming Against Against Shareholder -------------------------------------------------------------------------------- EXPEDIA INC Ticker: EXPE Security ID: 30212P105 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A.G. (Skip) Battle For For Management 1.2 Elect Director Simon J. Breakwell For Withhold Management 1.3 Elect Director Barry Diller For Withhold Management 1.4 Elect Director Jonathan L. Dolgen For For Management 1.5 Elect Director William R. Fitzgerald For Withhold Management 1.6 Elect Director Craig A. Jacobson For For Management 1.7 Elect Director Victor A. Kaufman For Withhold Management 1.8 Elect Director Peter M. Kern For For Management 1.9 Elect Director Dara Khosrowshahi For Withhold Management 1.10 Elect Director John C. Malone For Withhold Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- EXPEDITORS INTERNATIONAL OF WASHINGTON, INC. Ticker: EXPD Security ID: 302130109 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter J. Rose For For Management 1.2 Elect Director James L.K. Wang For For Management 1.3 Elect Director R. Jordan Gates For For Management 1.4 Elect Director James J. Casey For For Management 1.5 Elect Director Dan P. Kourkoumelis For For Management 1.6 Elect Director Michael J. Malone For For Management 1.7 Elect Director John W. Meisenbach For For Management 1.8 Elect Director Mark A. Emmert For For Management 1.9 Elect Director Robert R. Wright For For Management 2 Approve Stock Option Plan For For Management 3 Amend Non-Employee Director Restricted For For Management Stock Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management 6 Amend EEO Policy to Reference Against For Shareholder Discrimination based on Sexual Orientation -------------------------------------------------------------------------------- EXPRESS SCRIPTS, INC. Ticker: ESRX Security ID: 302182100 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gary G. Benanav For For Management 1.2 Elect Director Frank J. Borelli For For Management 1.3 Elect Director Maura C. Breen For For Management 1.4 Elect Director Nicholas J. LaHowchic For For Management 1.5 Elect Director Thomas P. Mac Mahon For For Management 1.6 Elect Director Woodrow A. Myers Jr. For For Management 1.7 Elect Director John O. Parker, Jr. For For Management 1.8 Elect Director George Paz For For Management 1.9 Elect Director Samuel K. Skinner For For Management 1.10 Elect Director Seymour Sternberg For For Management 1.11 Elect Director Barrett A. Toan For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management 5 Other Business For Against Management -------------------------------------------------------------------------------- EXXON MOBIL CORP. Ticker: XOM Security ID: 30231G102 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Boskin For For Management 1.2 Elect Director Larry R. Faulkner For For Management 1.3 Elect Director William W. George For For Management 1.4 Elect Director James R. Houghton For For Management 1.5 Elect Director Reatha Clark King For For Management 1.6 Elect Director Marilyn Carlson Nelson For For Management 1.7 Elect Director Samuel J. Palmisano For For Management 1.8 Elect Director Steven S Reinemund For For Management 1.9 Elect Director Walter V. Shipley For For Management 1.10 Elect Director Rex W. Tillerson For For Management 1.11 Elect Director Edward E. Whitacre, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Bylaws to Prohibit Precatory Against Against Shareholder Proposals 4 Require Director Nominee Qualifications Against Against Shareholder 5 Require Independent Board Chairman Against For Shareholder 6 Approve Distribution Policy Against Against Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 8 Compare CEO Compensation to Company's Against Against Shareholder Lowest Paid U.S. Workers 9 Claw-back of Payments under Restatements Against Against Shareholder 10 Review Anti-discrimination Policy on Against Against Shareholder Corporate Sponsorships and Executive Perks 11 Report on Political Contributions Against For Shareholder 12 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Sexual Orientation and Gender Identity 13 Report on Community Environmental Impacts Against Against Shareholder of Operations 14 Report on Potential Environmental Damage Against Against Shareholder from Drilling in the Arctic National Wildlife Refuge 15 Adopt Greenhouse Gas Emissions Goals for Against For Shareholder Products and Operations 16 Report on Carbon Dioxide Emissions Against Against Shareholder Information at Gas Stations 17 Report on Climate Change Impacts on Against Against Shareholder Emerging Countries 18 Report on Energy Technologies Development Against Against Shareholder 19 Adopt Policy to Increase Renewable Energy Against For Shareholder -------------------------------------------------------------------------------- FAIRPOINT COMMUNICATIONS, INC Ticker: FRP Security ID: 305560104 Meeting Date: JUN 18, 2008 Meeting Type: Annual Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Claude C. Lilly For For Management 1.2 Elect Director Robert S. Lilien For For Management 1.3 Elect Director Thomas F. Gilbane, Jr. For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- FAMILY DOLLAR STORES, INC. Ticker: FDO Security ID: 307000109 Meeting Date: JAN 17, 2008 Meeting Type: Annual Record Date: NOV 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark R. Bernstein For For Management 1.2 Elect Director Sharon Allred Decker For For Management 1.3 Elect Director Edward C. Dolby For For Management 1.4 Elect Director Glenn A. Eisenberg For For Management 1.5 Elect Director Howard R. Levine For For Management 1.6 Elect Director George R. Mahoney, Jr. For For Management 1.7 Elect Director James G. Martin For For Management 1.8 Elect Director Harvey Morgan For For Management 1.9 Elect Director Dale C. Pond For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FANNIE MAE Ticker: FNM Security ID: 313586109 Meeting Date: DEC 14, 2007 Meeting Type: Annual Record Date: OCT 22, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen B. Ashley For For Management 1.2 Elect Director Dennis R. Beresford For For Management 1.3 Elect Director Louis J. Freeh For For Management 1.4 Elect Director Brenda J. Gaines For For Management 1.5 Elect Director Karen N. Horn, Ph.D. For For Management 1.6 Elect Director Bridget A. Macaskill For For Management 1.7 Elect Director Daniel H. Mudd For For Management 1.8 Elect Director Leslie Rahl For For Management 1.9 Elect Director John C. Sites, Jr. For For Management 1.10 Elect Director Greg C. Smith For For Management 1.11 Elect Director H. Patrick Swygert For For Management 1.12 Elect Director John K. Wulff For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 5 Restore or Provide for Cumulative Voting Against Against Shareholder -------------------------------------------------------------------------------- FANNIE MAE Ticker: FNM Security ID: 313586109 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors Stephen B. Ashley For For Management 2 Elect Directors Dennis R. Beresford For For Management 3 Elect Directors Louis J. Freeh For For Management 4 Elect Directors Brenda J. Gaines For For Management 5 Elect Directors Karen N. Horn For For Management 6 Elect Directors Bridget A. Macaskill For For Management 7 Elect Directors Daniel H. Mudd For For Management 8 Elect Directors Leslie Rahl For For Management 9 Elect Directors John C. Sites, Jr. For For Management 10 Elect Directors Greg C. Smith For For Management 11 Elect Directors H. Patrick Swygert For For Management 12 Elect Directors John K. Wulff For For Management 13 Ratify Auditors For For Management 14 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- FEDEX CORPORATION Ticker: FDX Security ID: 31428X106 Meeting Date: SEP 24, 2007 Meeting Type: Annual Record Date: JUL 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James L. Barksdale For For Management 2 Elect Director August A. Busch, IV For For Management 3 Elect Director John A. Edwardson For For Management 4 Elect Director Judith L. Estrin For For Management 5 Elect Director Philip Greer For For Management 6 Elect Director J.R. Hyde, III For For Management 7 Elect Director Shirley A. Jackson For For Management 8 Elect Director Steven R. Loranger For For Management 9 Elect Director Gary W. Loveman For For Management 10 Elect Director Charles T. Manatt For For Management 11 Elect Director Frederick W. Smith For For Management 12 Elect Director Joshua I. Smith For For Management 13 Elect Director Paul S. Walsh For For Management 14 Elect Director Peter S. Willmott For For Management 15 Ratify Auditors For For Management 16 Separate Chairman and CEO Positions Against For Shareholder 17 Advisory Vote to Ratify Named Executive Against For Shareholder Officer's Compensation 18 Report on Global Warming Against Against Shareholder 19 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- FIDELITY NATIONAL INFORMATION SERVICES INC Ticker: FIS Security ID: 31620M106 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Marshall Haines For For Management 1.2 Elect Director David K. Hunt For For Management 1.3 Elect Director Cary H. Thompson For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FIFTH THIRD BANCORP Ticker: FITB Security ID: 316773100 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Darryl F. Allen For For Management 1.2 Elect Director John F. Barrett For For Management 1.3 Elect Director U.L. Bridgeman, Jr. For For Management 1.4 Elect Director James P. Hackett For For Management 1.5 Elect Director Gary R. Heminger For For Management 1.6 Elect Director Allen M. Hill For For Management 1.7 Elect Director Kevin T. Kabat For For Management 1.8 Elect Director Robert L. Koch II For For Management 1.9 Elect Director M.D. Livingston For For Management 1.10 Elect Director Hendrik G. Meijer For For Management 1.11 Elect Director James E. Rogers For For Management 1.12 Elect Director George A. Schaefer, Jr. For For Management 1.13 Elect Director John J. Schiff, Jr. For For Management 1.14 Elect Director Dudley S. Taft For For Management 1.15 Elect Director Thomas W. Traylor For For Management 2 Increase Authorized Common Stock For For Management 3 Approve Omnibus Stock Plan For For Management 4 Change Date of Annual Meeting For For Management 5 Ratify Auditors For For Management 6 Hire Advisor/Maximize Shareholder Value Against Against Shareholder -------------------------------------------------------------------------------- FIRST DATA CORP. Ticker: FDC Security ID: 319963104 Meeting Date: JUL 31, 2007 Meeting Type: Special Record Date: JUN 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- FIRST HORIZON NATIONAL CORP Ticker: FHN Security ID: 320517105 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Simon F. Cooper For For Management 1.2 Elect Director James A. Haslam, III For For Management 1.3 Elect Director Colin V. Reed For For Management 1.4 Elect Director Mary F. Sammons For For Management 1.5 Elect Director Rober B. Carter For For Management 2 Declassify the Board of Directors For For Management 3 Eliminate Supermajority Vote Requirement For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- FIRSTENERGY CORPORATION Ticker: FE Security ID: 337932107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul T. Addison For Withhold Management 1.2 Elect Director Anthony J. Alexander For Withhold Management 1.3 Elect Director Michael J. Anderson For Withhold Management 1.4 Elect Director Carol A. Cartwright For Withhold Management 1.5 Elect Director William T. Cottle For Withhold Management 1.6 Elect Director Robert B. Heisler, Jr. For Withhold Management 1.7 Elect Director Ernest J. Novak, Jr. For Withhold Management 1.8 Elect Director Catherine A. Rein For Withhold Management 1.9 Elect Director George M. Smart For Withhold Management 1.10 Elect Director Wes M. Taylor For Withhold Management 1.11 Elect Director Jesse T. Williams, Sr. For Withhold Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Adopt a Policy Establishing an Engagement Against For Shareholder Process to Shareholder Proposals 5 Reduce Supermajority Vote Requirement Against For Shareholder 6 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- FISERV, INC. Ticker: FISV Security ID: 337738108 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald F. Dillon For For Management 1.2 Elect Director Gerald J. Levy For For Management 1.3 Elect Director Denis J. O'Leary For For Management 1.4 Elect Director Glenn M. Renwick For For Management 1.5 Elect Director Doyle R. Simons For For Management 1.6 Elect Director Peter J. Kight For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FLUOR CORP. Ticker: FLR Security ID: 343412102 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ilesanmi Adesida For For Management 2 Elect Director Peter J. Fluor For For Management 3 Elect Director Joseph W. Prueher For For Management 4 Elect Director Suzanne H. Woolsey For For Management 5 Ratify Auditors For For Management 6 Increase Authorized Common Stock For For Management 7 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FORD MOTOR COMPANY Ticker: F Security ID: 345370860 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John R.H. Bond For Withhold Management 1.2 Elect Director Stephen G. Butler For For Management 1.3 Elect Director Kimberly A. Casiano For For Management 1.4 Elect Director Edsel B. Ford II For For Management 1.5 Elect Director William Clay Ford, Jr. For For Management 1.6 Elect Director Irvine O. Hockaday, Jr. For For Management 1.7 Elect Director Richard A. Manoogian For For Management 1.8 Elect Director Ellen R. Marram For For Management 1.9 Elect Director Alan Mulally For For Management 1.10 Elect Director Homer A. Neal For For Management 1.11 Elect Director Jorma Ollila For For Management 1.12 Elect Director Gerald L. Shaheen For For Management 1.13 Elect Director John L. Thornton For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Approve Omnibus Stock Plan For Against Management 5 Prohibit Executive Stock-Based Awards Against Against Shareholder 6 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 7 Company-Specific -- Adopt Against For Shareholder Recapitalization Plan 8 Report on Political Contributions Against For Shareholder 9 Adopt Principles for Health Care Reform Against Against Shareholder 10 Report on Global Warming Against Against Shareholder 11 Limit Executive Compensation Against Against Shareholder -------------------------------------------------------------------------------- FOREST LABORATORIES, INC. Ticker: FRX Security ID: 345838106 Meeting Date: AUG 13, 2007 Meeting Type: Annual Record Date: JUN 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Howard Solomon For For Management 1.2 Elect L.S. Olanoff, M.D., PHD For For Management 1.3 Elect Nesli Basgoz, M.D. For For Management 1.4 Elect William J. Candee, III For For Management 1.5 Elect George S. Cohan For For Management 1.6 Elect Dan L. Goldwasser For For Management 1.7 Elect Kenneth E. Goodman For For Management 1.8 Elect Lester B. Salans, M.D. For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FORTUNE BRANDS, INC. Ticker: FO Security ID: 349631101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Goldstein For Withhold Management 1.2 Elect Director Pierre E. Leroy For Withhold Management 1.3 Elect Director A.D. David Mackay For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- FPL GROUP, INC. Ticker: FPL Security ID: 302571104 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sherry S. Barrat For For Management 1.2 Elect Director Robert M. Beall, II For For Management 1.3 Elect Director J. Hyatt Brown For Withhold Management 1.4 Elect Director James L. Camaren For For Management 1.5 Elect Director J. Brian Ferguson For For Management 1.6 Elect Director Lewis Hay, III For For Management 1.7 Elect Director Toni Jennings For For Management 1.8 Elect Director Oliver D. Kingsley, Jr. For For Management 1.9 Elect Director Rudy E. Schupp For For Management 1.10 Elect Director Michael H. Thaman For For Management 1.11 Elect Director Hansel E. Tookes, II For For Management 1.12 Elect Director Paul R. Tregurtha For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Report on Global Warming Against Against Shareholder -------------------------------------------------------------------------------- FRANKLIN RESOURCES, INC. Ticker: BEN Security ID: 354613101 Meeting Date: JAN 31, 2008 Meeting Type: Annual Record Date: DEC 4, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Samuel H. Armacost For For Management 1.2 Elect Director Charles Crocker For For Management 1.3 Elect Director Joseph R. Hardiman For For Management 1.4 Elect Director Robert D. Joffe For For Management 1.5 Elect Director Charles B. Johnson For For Management 1.6 Elect Director Gregory E. Johnson For For Management 1.7 Elect Director Rupert H. Johnson, Jr. For For Management 1.8 Elect Director Thomas H. Kean For For Management 1.9 Elect Director Chutta Ratnathicam For For Management 1.10 Elect Director Peter M. Sacerdote For For Management 1.11 Elect Director Laura Stein For For Management 1.12 Elect Director Anne M. Tatlock For For Management 1.13 Elect Director Louis E. Woodworth For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- FREDDIE MAC Ticker: FRE Security ID: 313400301 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For Withhold Management 1.2 Elect Director Geoffrey T. Boisi For Withhold Management 1.3 Elect Director Michelle Engler For Withhold Management 1.4 Elect Director Richard R. Glauber For For Management 1.5 Elect Director Richard Karl Goeltz For For Management 1.6 Elect Director Thomas S. Johnson For Withhold Management 1.7 Elect Director Jerome P. Kenney For For Management 1.8 Elect Director William M. Lewis, Jr. For For Management 1.9 Elect Director Nicolas P. Retsinas For For Management 1.10 Elect Director Stephen A. Ross For For Management 1.11 Elect Director Richard F. Syron For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FREEPORT-MCMORAN COPPER & GOLD INC. Ticker: FCX Security ID: 35671D857 Meeting Date: JUL 10, 2007 Meeting Type: Annual Record Date: MAY 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard C. Adkerson For For Management 1.2 Elect Director Robert J. Allison, Jr. For For Management 1.3 Elect Director Robert A. Day For For Management 1.4 Elect Director Gerald J. Ford For For Management 1.5 Elect Director H. Devon Graham, Jr. For For Management 1.6 Elect Director J. Bennett Johnston For For Management 1.7 Elect Director Charles C. Krulak For For Management 1.8 Elect Director Bobby Lee Lackey For For Management 1.9 Elect Director Jon C. Madonna For For Management 1.10 Elect Director Dustan E. McCoy For For Management 1.11 Elect Director Gabrielle K. McDonald For For Management 1.12 Elect Director James R. Moffett For For Management 1.13 Elect Director B.M. Rankin, Jr. For For Management 1.14 Elect Director J. Stapleton Roy For For Management 1.15 Elect Director Stephen H. Siegele For For Management 1.16 Elect Director J. Taylor Wharton For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FREEPORT-MCMORAN COPPER & GOLD INC. Ticker: FCX Security ID: 35671D857 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard C. Adkerson For For Management 1.2 Elect Director Robert J. Allison, Jr. For Withhold Management 1.3 Elect Director Robert A. Day For For Management 1.4 Elect Director Gerald J. Ford For For Management 1.5 Elect Director H. Devon Graham, Jr. For Withhold Management 1.6 Elect Director J. Bennett Johnston For For Management 1.7 Elect Director Charles C. Krulak For For Management 1.8 Elect Director Bobby Lee Lackey For Withhold Management 1.9 Elect Director Jon C. Madonna For For Management 1.10 Elect Director Dustan E. McCoy For For Management 1.11 Elect Director Gabrielle K. McDonald For For Management 1.12 Elect Director James R. Moffett For For Management 1.13 Elect Director B.M. Rankin, Jr. For For Management 1.14 Elect Director J. Stapleton Roy For For Management 1.15 Elect Director Stephen H. Siegele For For Management 1.16 Elect Director J. Taylor Wharton For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- GAMESTOP CORP. Ticker: GME Security ID: 36467W109 Meeting Date: JUN 24, 2008 Meeting Type: Annual Record Date: MAY 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard Riggio For For Management 1.2 Elect Director Stanley (Mickey) Steinberg For For Management 1.3 Elect Director Gerald R. Szczepanski For For Management 1.4 Elect Director Lawrence S. Zilavy For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- GANNETT CO., INC. Ticker: GCI Security ID: 364730101 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Craig A. Dubow For For Management 2 Elect Director Donna E. Shalala For For Management 3 Elect Director Neal Shapiro For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAP, INC., THE Ticker: GPS Security ID: 364760108 Meeting Date: JUN 2, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Howard P. Behar For For Management 1.2 Elect Director Adrian D.P. Bellamy For For Management 1.3 Elect Director Domenico De Sole For For Management 1.4 Elect Director Donald G. Fisher For For Management 1.5 Elect Director Doris F. Fisher For For Management 1.6 Elect Director Robert J. Fisher For For Management 1.7 Elect Director Penelope L. Hughes For For Management 1.8 Elect Director Bob L. Martin For For Management 1.9 Elect Director Jorge P. Montoya For For Management 1.10 Elect Director Glenn K. Murphy For For Management 1.11 Elect Director James M. Schneider For For Management 1.12 Elect Director Mayo A. Shattuck, III For For Management 1.13 Elect Director Kneeland C. Youngblood For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- GENERAL DYNAMICS CORP. Ticker: GD Security ID: 369550108 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Nicholas D. Chabraja For For Management 2 Elect Director James S. Crown For For Management 3 Elect Director William P. Fricks For For Management 4 Elect Director Charles H. Goodman For For Management 5 Elect Director Jay L. Johnson For For Management 6 Elect Director George A. Joulwan For For Management 7 Elect Director Paul G. Kaminski For For Management 8 Elect Director John M. Keane For For Management 9 Elect Director Deborah J. Lucas For For Management 10 Elect Director Lester L. Lyles For For Management 11 Elect Director Carl E. Mundy, Jr. For For Management 12 Elect Director J. Christopher Reyes For For Management 13 Elect Director Robert Walmsley For For Management 14 Ratify Auditors For For Management 15 Adopt Ethical Criteria for Military Against Against Shareholder Contracts 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- GENERAL ELECTRIC CO. Ticker: GE Security ID: 369604103 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James I. Cash, Jr. For For Management 2 Elect Director William M. Castell For For Management 3 Elect Director Ann M. Fudge For For Management 4 Elect Director Claudio X. Gonzalez For Against Management 5 Elect Director Susan Hockfield For For Management 6 Elect Director Jeffrey R. Immelt For For Management 7 Elect Director Andrea Jung For For Management 8 Elect Director Alan G. Lafley For For Management 9 Elect Director Robert W. Lane For For Management 10 Elect Director Ralph S. Larsen For For Management 11 Elect Director Rochelle B. Lazarus For For Management 12 Elect Director James J. Mulva For For Management 13 Elect Director Sam Nunn For For Management 14 Elect Director Roger S. Penske For For Management 15 Elect Director Robert J. Swieringa For For Management 16 Elect Director Douglas A. Warner III For For Management 17 Ratify Auditors For For Management 18 Provide for Cumulative Voting Against For Shareholder 19 Require Independent Board Chairman Against For Shareholder 20 Claw-back of Payments under Restatements Against Against Shareholder 21 Adopt Policy on Overboarded Directors Against For Shareholder 22 Report on Charitable Contributions Against Against Shareholder 23 Report on Global Warming Against Against Shareholder 24 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- GENERAL GROWTH PROPERTIES, INC. Ticker: GGP Security ID: 370021107 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Matthew Bucksbaum For Withhold Management 1.2 Elect Director Bernard Freibaum For Withhold Management 1.3 Elect Director Beth Stewart For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- GENERAL MILLS, INC. Ticker: GIS Security ID: 370334104 Meeting Date: SEP 24, 2007 Meeting Type: Annual Record Date: JUL 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul Danos For For Management 2 Elect Director William T. Esrey For For Management 3 Elect Director Raymond V. Gilmartin For For Management 4 Elect Director Judith Richards Hope For For Management 5 Elect Director Heidi G. Miller For Against Management 6 Elect Director Hilda Ochoa-Brillemberg For For Management 7 Elect Director Steve Odland For For Management 8 Elect Director Kendall J. Powell For For Management 9 Elect Director Michael D. Rose For For Management 10 Elect Director Robert L. Ryan For For Management 11 Elect Director Stephen W. Sanger For For Management 12 Elect Director A. Michael Spence For For Management 13 Elect Director Dorothy A. Terrell For For Management 14 Ratify Auditors For For Management 15 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- GENERAL MOTORS CORP. Ticker: GM Security ID: 370442105 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Percy N. Barnevik For For Management 1.2 Elect Director Erskine B. Bowles For For Management 1.3 Elect Director John H. Bryan For Withhold Management 1.4 Elect Director Armando M. Codina For Withhold Management 1.5 Elect Director Erroll B. Davis, Jr. For For Management 1.6 Elect Director George M.C. Fisher For Withhold Management 1.7 Elect Director E. Neville Isdell For For Management 1.8 Elect Director Karen Katen For Withhold Management 1.9 Elect Director Kent Kresa For For Management 1.10 Elect Director Ellen J. Kullman For For Management 1.11 Elect Director Philip A. Laskawy For For Management 1.12 Elect Director Kathryn V. Marinello For For Management 1.13 Elect Director Eckhard Pfeiffer For For Management 1.14 Elect Director G. Richard Wagoner, Jr. For For Management 2 Ratify Auditors For For Management 3 Publish Political Contributions Against Against Shareholder 4 Report on Political Contributions Against For Shareholder 5 Adopt Principles for Health Care Reform Against Against Shareholder 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 7 Adopt Quantitative GHG Goals for Products Against For Shareholder and Operations 8 Provide for Cumulative Voting Against For Shareholder 9 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 10 Performance-Based Awards Against For Shareholder -------------------------------------------------------------------------------- GENUINE PARTS CO. Ticker: GPC Security ID: 372460105 Meeting Date: APR 21, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary B. Bullock For For Management 1.2 Elect Director Richard W. Courts, II For For Management 1.3 Elect Director Jean Douville For For Management 1.4 Elect Director Thomas C. Gallagher For For Management 1.5 Elect Director George C. 'Jack' Guynn For For Management 1.6 Elect Director John D. Johns For For Management 1.7 Elect Director Michael M.E. Johns For For Management 1.8 Elect Director J. Hicks Lanier For Withhold Management 1.9 Elect Director Wendy B. Needham For For Management 1.10 Elect Director Jerry W. Nix For For Management 1.11 Elect Director Larry L. Prince For For Management 1.12 Elect Director Gary W. Rollins For For Management 1.13 Elect Director Lawrence G. Steiner For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENWORTH FINANCIAL, INC. Ticker: GNW Security ID: 37247D106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank J. Borelli For For Management 2 Elect Director Michael D. Fraizer For For Management 3 Elect Director Nancy J. Karch For For Management 4 Elect Director J. Robert ?Bob? Kerrey For For Management 5 Elect Director Risa J. Lavizzo-Mourey For For Management 6 Elect Director Saiyid T. Naqvi For For Management 7 Elect Director James A. Parke For For Management 8 Elect Director James S. Riepe For For Management 9 Elect Director Barrett A. Toan For For Management 10 Elect Director Thomas B. Wheeler For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENZYME CORP. Ticker: GENZ Security ID: 372917104 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas A. Berthiaume For For Management 2 Elect Director Gail K. Boudreaux For For Management 3 Elect Director Robert J. Carpenter For For Management 4 Elect Director Charles L. Cooney, Ph.D. For For Management 5 Elect Director Richard F. Syron For Against Management 6 Amend Omnibus Stock Plan For For Management 7 Amend Non-Employee Director Omnibus Stock For For Management Plan 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- GILEAD SCIENCES, INC. Ticker: GILD Security ID: 375558103 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul Berg For For Management 1.2 Elect Director John F. Cogan For For Management 1.3 Elect Director Etienne F. Davignon For For Management 1.4 Elect Director James M. Denny For For Management 1.5 Elect Director Carla A. Hills For For Management 1.6 Elect Director John W. Madigan For For Management 1.7 Elect Director John C. Martin For For Management 1.8 Elect Director Gordon E. Moore For For Management 1.9 Elect Director Nicholas Moore For For Management 1.10 Elect Director Gayle E. Wilson For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- GOLDMAN SACHS GROUP, INC., THE Ticker: GS Security ID: 38141G104 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors Lloyd C. Blankfein For For Management 2 Elect Directors John H. Bryan For For Management 3 Elect Directors Gary D. Cohn For For Management 4 Elect Directors Claes Dahlback For For Management 5 Elect Directors Stephen Friedman For For Management 6 Elect Directors William W. George For For Management 7 Elect Directors Rajat K. Gupta For For Management 8 Elect Directors James A. Johnson For For Management 9 Elect Directors Lois D. Juliber For For Management 10 Elect Directors Edward M. Liddy For For Management 11 Elect Directors Ruth J. Simmons For For Management 12 Elect Directors Jon Winkelried For For Management 13 Ratify Auditors For For Management 14 Prohibit Executive Stock-Based Awards Against Against Shareholder 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 16 Prepare Sustainability Report Against Against Shareholder -------------------------------------------------------------------------------- GOODRICH CORPORATION Ticker: GR Security ID: 382388106 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Diane C. Creel For For Management 1.2 Elect Director George A. Davidson, Jr. For For Management 1.3 Elect Director Harris E. DeLoach, Jr. For For Management 1.4 Elect Director James W. Griffith For For Management 1.5 Elect Director William R. Holland For For Management 1.6 Elect Director John P. Jumper For For Management 1.7 Elect Director Marshall O. Larsen For For Management 1.8 Elect Director Lloyd W. Newton For For Management 1.9 Elect Director Douglas E. Olesen For For Management 1.10 Elect Director Alfred M. Rankin, Jr. For For Management 1.11 Elect Director A. Thomas Young For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- GOODYEAR TIRE & RUBBER CO., THE Ticker: GT Security ID: 382550101 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Boland For Withhold Management 1.2 Elect Director James A. Firestone For For Management 1.3 Elect Director Robert J. Keegan For Withhold Management 1.4 Elect Director W. Alan McCollough For For Management 1.5 Elect Director Steven A. Minter For Withhold Management 1.6 Elect Director Denise M. Morrison For Withhold Management 1.7 Elect Director Rodney O'Neal For Withhold Management 1.8 Elect Director Shirley D. Peterson For Withhold Management 1.9 Elect Director G. Craig Sullivan For Withhold Management 1.10 Elect Director Thomas H. Weidemeyer For Withhold Management 1.11 Elect Director Michael R. Wessel For Withhold Management 2 Approve Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GOOGLE INC Ticker: GOOG Security ID: 38259P508 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Eric Schmidt For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Larry Page For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ann Mather For For Management 1.8 Elect Director Paul S. Otellini For For Management 1.9 Elect Director K. Ram Shriram For For Management 1.10 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Adopt Internet Censorship Policies Against For Shareholder 5 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- H&R BLOCK, INC. Ticker: HRB Security ID: 093671105 Meeting Date: SEP 6, 2007 Meeting Type: Proxy Contest Record Date: JUL 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donna R. Ecton For Did Not Management Vote 2 Elect Director Louis W. Smith For Did Not Management Vote 3 Elect Director Rayford Wilkins, Jr. For Did Not Management Vote 4 Ratify Auditors For Did Not Management Vote 5 Separate Chairman and CEO Positions Against Did Not Shareholder Vote 1 Elect Director Richard C. Breeden For For Management 2 Elect Director Robert A. Gerard For For Management 3 Elect Director L. Edward Shaw, Jr. For For Management 4 Ratify Auditors For For Management 5 Separate Chairman and CEO Positions For For Shareholder -------------------------------------------------------------------------------- H&R BLOCK, INC. Ticker: HRB Security ID: 093671105 Meeting Date: DEC 14, 2007 Meeting Type: Special Record Date: NOV 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- H. J. HEINZ CO. Ticker: HNZ Security ID: 423074103 Meeting Date: AUG 15, 2007 Meeting Type: Annual Record Date: JUN 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W.R. Johnson For For Management 1.2 Elect Director C.E. Bunch For For Management 1.3 Elect Director L.S. Coleman, Jr. For For Management 1.4 Elect Director J.G. Drosdick For For Management 1.5 Elect Director E.E. Holiday For For Management 1.6 Elect Director C. Kendle For For Management 1.7 Elect Director D.R. O'Hare For For Management 1.8 Elect Director N. Peltz For For Management 1.9 Elect Director D.H. Reilley For For Management 1.10 Elect Director L.C. Swann For For Management 1.11 Elect Director T.J. Usher For For Management 1.12 Elect Director M.F. Weinstein For For Management 2 Ratify Auditors For For Management 3 Amend Nonqualified Employee Stock For For Management Purchase Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Reduce Supermajority Vote Requirement For For Management 6 Reduce Supermajority Vote Requirement For For Management 7 Company Specific--Provide Majority Vote For For Management for the Election of Directors -------------------------------------------------------------------------------- HALLIBURTON CO. Ticker: HAL Security ID: 406216101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director James R. Boyd For For Management 3 Elect Director Milton Carroll For For Management 4 Elect Director Kenneth T. Derr For For Management 5 Elect Director S. Malcolm Gillis For For Management 6 Elect Director James T. Hackett For For Management 7 Elect Director David J. Lesar For For Management 8 Elect Director J. Landis Martin For For Management 9 Elect Director Jay A. Precourt For For Management 10 Elect Director Debra L. Reed For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Adopt Human Rights Policy Against For Shareholder 14 Report on Political Contributions Against For Shareholder 15 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HARLEY-DAVIDSON, INC. Ticker: HOG Security ID: 412822108 Meeting Date: APR 26, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George H. Conrades For Withhold Management 1.2 Elect Director Sara L. Levinson For Withhold Management 1.3 Elect Director George L. Miles, Jr. For For Management 1.4 Elect Director Jochen Zeitz For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HARMAN INTERNATIONAL INDUSTRIES, INC. Ticker: HAR Security ID: 413086109 Meeting Date: DEC 17, 2007 Meeting Type: Annual Record Date: OCT 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ann McLaughlin Korologos For For Management 1.2 Elect Director Dr. Harald Einsmann For For Management 2 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- HARTFORD FINANCIAL SERVICES GROUP, INC., THE Ticker: HIG Security ID: 416515104 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ramani Ayer For For Management 2 Elect Director Ramon de Oliveira For For Management 3 Elect Director Trevor Fetter For For Management 4 Elect Director Edward J. Kelly, III For For Management 5 Elect Director Paul G. Kirk, Jr. For For Management 6 Elect Director Thomas M. Marra For For Management 7 Elect Director Gail J. McGovern For For Management 8 Elect Director Michael G. Morris For For Management 9 Elect Director Charles B. Strauss For For Management 10 Elect Director H. Patrick Swygert For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- HASBRO, INC. Ticker: HAS Security ID: 418056107 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Alan R. Batkin For For Management 1.3 Elect Director Frank J. Biondi, Jr. For For Management 1.4 Elect Director Kenneth A. Bronfin For For Management 1.5 Elect Director John M. Connors, Jr. For For Management 1.6 Elect Director Michael W.O. Garrett For For Management 1.7 Elect Director E. Gordon Gee For For Management 1.8 Elect Director Brian Goldner For For Management 1.9 Elect Director Jack M. Greenberg For For Management 1.10 Elect Director Alan G. Hassenfeld For For Management 1.11 Elect Director Edward M. Philip For For Management 1.12 Elect Director Paula Stern For For Management 1.13 Elect Director Alfred J. Verrecchia For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HERCULES INC. Ticker: HPC Security ID: 427056106 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Allan H. Cohen For For Management 1.2 Elect Director Burton M. Joyce For For Management 1.3 Elect Director Jeffrey M. Lipton For Withhold Management 1.4 Elect Director John K. Wulff For Withhold Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- HERSHEY CO, THE Ticker: HSY Security ID: 427866108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert F. Cavanaugh For For Management 1.2 Elect Director Charles A. Davis For For Management 1.3 Elect Director Arnold G. Langbo For For Management 1.4 Elect Director James E. Nevels For For Management 1.5 Elect Director Thomas J. Ridge For For Management 1.6 Elect Director Charles B. Strauss For For Management 1.7 Elect Director David J. West For For Management 1.8 Elect Director Kenneth L. Wolfe For Withhold Management 1.9 Elect Director Leroy S. Zimmerman For For Management 2 Ratify Auditors For For Management 3 Report on Implementing the 2001 Cocoa Against Against Shareholder Protocol Against Forced Child Labor 4 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- HESS CORPORATION Ticker: HES Security ID: 42809H107 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edith E. Holiday For For Management 1.2 Elect Director John H. Mullin For For Management 1.3 Elect Director John J. O'Connor For For Management 1.4 Elect Director F. Borden Walker For For Management 1.5 Elect Director Robert N. Wilson For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- HEWLETT-PACKARD CO. Ticker: HPQ Security ID: 428236103 Meeting Date: MAR 19, 2008 Meeting Type: Annual Record Date: JAN 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lawrence T. Babbio, Jr. For For Management 2 Elect Director Sari M. Baldauf For For Management 3 Elect Director Richard A. Hackborn For For Management 4 Elect Director John H. Hammergren For For Management 5 Elect Director Mark V. Hurd For For Management 6 Elect Director Joel Z. Hyatt For For Management 7 Elect Director John R. Joyce For For Management 8 Elect Director Robert L. Ryan For For Management 9 Elect Director Lucille S. Salhany For For Management 10 Elect Director G. Kennedy Thompson For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- HILTON HOTELS CORP. Ticker: HLT Security ID: 432848109 Meeting Date: SEP 18, 2007 Meeting Type: Special Record Date: AUG 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- HOME DEPOT, INC. Ticker: HD Security ID: 437076102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director David H. Batchelder For For Management 3 Elect Director Francis S. Blake For For Management 4 Elect Director Ari Bousbib For For Management 5 Elect Director Gregory D. Brenneman For For Management 6 Elect Director Albert P. Carey For For Management 7 Elect Director Armando Codina For For Management 8 Elect Director Brian C. Cornell For For Management 9 Elect Director Bonnie G. Hill For For Management 10 Elect Director Karen L. Katen For For Management 11 Ratify Auditors For For Management 12 Amend Executive Incentive Bonus Plan For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Affirm Political Nonpartisanship Against Against Shareholder 15 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 16 Report on Employment Diversity Against For Shareholder 17 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 18 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- HONEYWELL INTERNATIONAL, INC. Ticker: HON Security ID: 438516106 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gordon M. Bethune For For Management 2 Elect Director Jaime Chico Pardo For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director D. Scott Davis For For Management 5 Elect Director Linnet F. Deily For For Management 6 Elect Director Clive R. Hollick For For Management 7 Elect Director Bradley T. Sheares For For Management 8 Elect Director Eric K. Shinseki For For Management 9 Elect Director John R. Stafford For For Management 10 Elect Director Michael W. Wright For For Management 11 Ratify Auditors For For Management 12 Provide the Right to Call Special Meeting For For Management 13 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- HOSPIRA, INC. Ticker: HSP Security ID: 441060100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Irving W. Bailey, II For For Management 1.2 Elect Director Ronald A. Matricaria For For Management 1.3 Elect Director Jacque J. Sokolov For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOST HOTELS & RESORTS, INC. Ticker: HST Security ID: 44107P104 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roberts M. Baylis For For Management 2 Elect Director Terence C. Golden For Against Management 3 Elect Director Ann M. Korologos For For Management 4 Elect Director Richard E. Marriott For For Management 5 Elect Director Judith A. McHale For For Management 6 Elect Director John B. Morse Jr For For Management 7 Elect Director W. Edward Walter For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- HUDSON CITY BANCORP, INC. Ticker: HCBK Security ID: 443683107 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald E. Hermance, Jr. For For Management 1.2 Elect Director William G. Bardel For For Management 1.3 Elect Director Scott A. Belair For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HUMANA INC. Ticker: HUM Security ID: 444859102 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David A. Jones, Jr. For For Management 2 Elect Director Frank A. D'Amelio For For Management 3 Elect Director W. Roy Dunbar For For Management 4 Elect Director Kurt J. Hilzinger For For Management 5 Elect Director Michael B. McCallister For For Management 6 Elect Director William J. McDonald For For Management 7 Elect Director James J. O'Brien For For Management 8 Elect Director W. Ann Reynolds For For Management 9 Approve Executive Incentive Bonus Plan For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- HUNTINGTON BANCSHARES INC. Ticker: HBAN Security ID: 446150104 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Don M. Casto, III For For Management 1.2 Elect Director Michael J. Endres For For Management 1.3 Elect Director Wm. J. Lhota For For Management 1.4 Elect Director David L. Porteous For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ILLINOIS TOOL WORKS INC. Ticker: ITW Security ID: 452308109 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William F. Aldinger For For Management 2 Elect Director Marvin D. Brailsford For For Management 3 Elect Director Susan Crown For For Management 4 Elect Director Don H. Davis, Jr. For For Management 5 Elect Director Robert C. McCormack For For Management 6 Elect Director Robert S. Morrison For For Management 7 Elect Director James A. Skinner For For Management 8 Elect Director Harold B. Smith For For Management 9 Elect Director David B. Speer For For Management 10 Elect Director Pamela B. Strobel For For Management 11 Approve Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- IMS HEALTH INC. Ticker: RX Security ID: 449934108 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David R. Carlucci For For Management 2 Elect Director Constantine L. Clemente For For Management 3 Elect Director Kathryn E. Giusti For For Management 4 Elect Director M. Bernard Puckett For For Management 5 Ratify Auditors For For Management 6 Declassify the Board of Directors For For Management 7 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- INGERSOLL-RAND COMPANY LIMITED Ticker: IR Security ID: G4776G101 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A.C. Berzin For For Management 1.2 Elect Director G.D. Forsee For For Management 1.3 Elect Director P.C. Godsoe For For Management 1.4 Elect Director H.L. Henkel For For Management 1.5 Elect Director C.J. Horner For For Management 1.6 Elect Director H.W. Lichtenberger For For Management 1.7 Elect Director T.E. Martin For For Management 1.8 Elect Director P. Nachtigal For For Management 1.9 Elect Director O.R. Smith For For Management 1.10 Elect Director R.J. Swift For For Management 1.11 Elect Director T.L. White For For Management 2 APPROVAL OF THE AMENDED AND RESTATED For For Management BYE-LAWS OF THE COMPANY. 3 Ratify Auditors For For Management 4 SHAREHOLDER PROPOSAL TO REQUIRE A Against For Shareholder SHAREHOLDER VOTE ON AN ADVISORY RESOLUTION WITH RESPECT TO EXECUTIVE COMPENSATION. -------------------------------------------------------------------------------- INTEGRYS ENERGY GROUP INC Ticker: TEG Security ID: 45822P105 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Bemis For For Management 1.2 Elect Director William J. Brodsky For For Management 1.3 Elect Director Albert J. Budney, Jr. For For Management 1.4 Elect Director Robert C. Gallagher For For Management 1.5 Elect Director John C. Meng For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTEL CORP. Ticker: INTC Security ID: 458140100 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Craig R. Barrett For For Management 2 Elect Director Charlene Barshefsky For For Management 3 Elect Director Carol A. Bartz For For Management 4 Elect Director Susan L. Decker For For Management 5 Elect Director Reed E. Hundt For For Management 6 Elect Director Paul S. Otellini For For Management 7 Elect Director James D. Plummer For For Management 8 Elect Director David S. Pottruck For For Management 9 Elect Director Jane E. Shaw For For Management 10 Elect Director John L. Thornton For For Management 11 Elect Director David B. Yoffie For For Management 12 Ratify Auditors For For Management 13 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Sustainability -------------------------------------------------------------------------------- INTERCONTINENTALEXCHANGE, INC. Ticker: ICE Security ID: 45865V100 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles R. Crisp For For Management 1.2 Elect Director Jean-Marc Forneri For Withhold Management 1.3 Elect Director Fred W. Hatfield For For Management 1.4 Elect Director Terrence F. Martell For For Management 1.5 Elect Director Sir Robert Reid For For Management 1.6 Elect Director Frederic V. Salerno For For Management 1.7 Elect Director Frederick W. Schoenhut For For Management 1.8 Elect Director Jeffrey C. Sprecher For For Management 1.9 Elect Director Judith A. Sprieser For For Management 1.10 Elect Director Vincent Tese For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL BUSINESS MACHINES CORP. Ticker: IBM Security ID: 459200101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C. Black For For Management 1.2 Elect Director W.R. Brody For For Management 1.3 Elect Director K.I. Chenault For For Management 1.4 Elect Director M.L. Eskew For For Management 1.5 Elect Director S.A. Jackson For For Management 1.6 Elect Director L.A. Noto For For Management 1.7 Elect Director J.W. Owens For For Management 1.8 Elect Director S.J. Palmisano For For Management 1.9 Elect Director J.E. Spero For For Management 1.10 Elect Director S. Taurel For For Management 1.11 Elect Director L.H. Zambrano For For Management 2 Ratify Auditors For For Management 3 Restore or Provide for Cumulative Voting Against For Shareholder 4 Review Executive Compensation Against For Shareholder 5 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights 6 Amend Bylaw -- Call Special Meetings Against For Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- INTERNATIONAL FLAVORS & FRAGRANCES INC. Ticker: IFF Security ID: 459506101 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Margaret Hayes Adame For For Management 1.2 Elect Director Robert M. Amen For For Management 1.3 Elect Director Gunter Blobel For For Management 1.4 Elect Director Marcello Bottoli For For Management 1.5 Elect Director Linda B. Buck For For Management 1.6 Elect Director J. Michael Cook For For Management 1.7 Elect Director Peter A. Georgescu For For Management 1.8 Elect Director Alexandra A. Herzan For For Management 1.9 Elect Director Henry W. Howell, Jr. For For Management 1.10 Elect Director Arthur C. Martinez For For Management 1.11 Elect Director Burton M. Tansky For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL GAME TECHNOLOGY Ticker: IGT Security ID: 459902102 Meeting Date: FEB 27, 2008 Meeting Type: Annual Record Date: DEC 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert A. Bittman For For Management 1.2 Elect Director Richard R. Burt For For Management 1.3 Elect Director Patti S. Hart For For Management 1.4 Elect Director Leslie S. Heisz For For Management 1.5 Elect Director Robert A. Mathewson For For Management 1.6 Elect Director Thomas J. Matthews For For Management 1.7 Elect Director Robert Miller For For Management 1.8 Elect Director Frederick B. Rentschler For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL PAPER CO. Ticker: IP Security ID: 460146103 Meeting Date: MAY 12, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Directors Samir G. Gibara For For Management 1.2 Elect Directors John F. Turner For For Management 1.3 Elect Directors Alberto Weisser For For Management 1.4 Elect Directors J. Steven Whisler For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Declassify the Board of Directors For For Management 5 Eliminate Supermajority Vote Requirement For For Management 6 Eliminate Supermajority Vote Requirement For For Management Relating to Business Combinations 7 Reduce Supermajority Vote Requirement Against Against Shareholder 8 Report on Sustainable Forestry Against Against Shareholder -------------------------------------------------------------------------------- INTERPUBLIC GROUP OF COMPANIES, INC., THE Ticker: IPG Security ID: 460690100 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Borelli For For Management 1.2 Elect Director Reginald K. Brack For Withhold Management 1.3 Elect Director Jocelyn Carter-Miller For For Management 1.4 Elect Director Jill M. Considine For Withhold Management 1.5 Elect Director Richard A. Goldstein For For Management 1.6 Elect Director Mary J. Steele Guilfoile For For Management 1.7 Elect Director H. John Greeniaus For Withhold Management 1.8 Elect Director William T. Kerr For Withhold Management 1.9 Elect Director Michael I. Roth For For Management 1.10 Elect Director David M. Thomas For For Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: DEC 14, 2007 Meeting Type: Annual Record Date: OCT 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen M. Bennett For For Management 1.2 Elect Director Christopher W. Brody For For Management 1.3 Elect Director William V. Campbell For For Management 1.4 Elect Director Scott D. Cook For For Management 1.5 Elect Director Diane B. Greene For For Management 1.6 Elect Director Michael R. Hallman For For Management 1.7 Elect Director Edward A. Kangas For For Management 1.8 Elect Director Suzanne Nora Johnson For For Management 1.9 Elect Director Dennis D. Powell For For Management 1.10 Elect Director Stratton D. Sclavos For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Approve Senior Executive Incentive Bonus For For Management Plan -------------------------------------------------------------------------------- ITT CORP. Ticker: ITT Security ID: 450911102 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven R. Loranger For For Management 1.2 Elect Director Curtis J. Crawford For For Management 1.3 Elect Director Christina A. Gold For For Management 1.4 Elect Director Ralph F. Hake For For Management 1.5 Elect Director John J. Hamre For For Management 1.6 Elect Director Frank T. MacInnis For For Management 1.7 Elect Director Surya N. Mohapatra For For Management 1.8 Elect Director Linda S. Sanford For For Management 1.9 Elect Director Markos I. Tambakeras For For Management 2 Ratify Auditors For For Management 3 Amend Articles of Incorporation to For For Management Authorize Additional Shares and Provide for Majority Voting in Uncontested Elections 4 Amend Omnibus Stock Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Amend Executive Incentive Bonus Plan For For Management 7 Amend Executive Incentive Bonus Plan For For Management 8 Report Foreign Military Sales Against Against Shareholder -------------------------------------------------------------------------------- J. C. PENNEY CO., INC (HLDG CO) Ticker: JCP Security ID: 708160106 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Colleen C. Barrett For Against Management 2 Elect Director M. Anthony Burns For Against Management 3 Elect Director Maxine K. Clark For Against Management 4 Elect Director Thomas J. Engibous For Against Management 5 Elect Director Kent B. Foster For Against Management 6 Elect Director Ken C. Hicks For For Management 7 Elect Director Leonard H. Roberts For Against Management 8 Elect Director Javier G. Teruel For For Management 9 Elect Director Myron E. Ullman, III For Against Management 10 Ratify Auditors For For Management 11 Submit Severance Agreement (Change in Against For Shareholder Control) to shareholder Vote -------------------------------------------------------------------------------- JABIL CIRCUIT, INC. Ticker: JBL Security ID: 466313103 Meeting Date: AUG 2, 2007 Meeting Type: Annual Record Date: JUL 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Laurence S. Grafstein For For Management 1.2 Elect Director Mel S. Lavitt For For Management 1.3 Elect Director Timothy L. Main For For Management 1.4 Elect Director William D. Morean For For Management 1.5 Elect Director Lawrence J. Murphy For For Management 1.6 Elect Director Frank A. Newman For For Management 1.7 Elect Director Steven A. Raymund For For Management 1.8 Elect Director Thomas A. Sansone For For Management 1.9 Elect Director Kathleen A. Walters For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Other Business For Against Management -------------------------------------------------------------------------------- JABIL CIRCUIT, INC. Ticker: JBL Security ID: 466313103 Meeting Date: JAN 17, 2008 Meeting Type: Annual Record Date: NOV 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Laurence S. Grafstein For For Management 1.2 Elect Director Mel S. Lavitt For For Management 1.3 Elect Director Timothy L. Main For For Management 1.4 Elect Director William D. Morean For For Management 1.5 Elect Director Lawrence J. Murphy For For Management 1.6 Elect Director Frank A. Newman For For Management 1.7 Elect Director Steven A. Raymund For For Management 1.8 Elect Director Thomas A. Sansone For For Management 1.9 Elect Director Kathleen A. Walters For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- JACOBS ENGINEERING GROUP INC. Ticker: JEC Security ID: 469814107 Meeting Date: JAN 24, 2008 Meeting Type: Annual Record Date: DEC 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John P. Jumper For For Management 1.2 Elect Director Linda Fayne Levinson For For Management 1.3 Elect Director Craig L. Martin For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- JANUS CAPITAL GROUP INC. Ticker: JNS Security ID: 47102X105 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul F. Balser For For Management 2 Elect Director Gary D. Black For For Management 3 Elect Director Jeffrey J. Diermeier For For Management 4 Elect Director Glenn S. Schafer For For Management 5 Elect Director Robert Skidelsky For For Management 6 Ratify Auditors For For Management 7 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- JDS UNIPHASE CORP. Ticker: JDSU Security ID: 46612J507 Meeting Date: NOV 16, 2007 Meeting Type: Annual Record Date: SEP 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bruce D. Day For For Management 1.2 Elect Director Martin A. Kaplan For Withhold Management 1.3 Elect Director Kevin J. Kennedy For For Management 2 Amend Employee Stock Purchase Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- JOHNSON & JOHNSON Ticker: JNJ Security ID: 478160104 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary Sue Coleman For For Management 1.2 Elect Director James G. Cullen For For Management 1.3 Elect Director Michael M.E. Johns For Withhold Management 1.4 Elect Director Arnold G. Langbo For Withhold Management 1.5 Elect Director Susan L. Lindquist For For Management 1.6 Elect Director Leo F. Mullin For For Management 1.7 Elect Director Wiliam D. Perez For Withhold Management 1.8 Elect Director Christine A. Poon For For Management 1.9 Elect Director Charles Prince For Withhold Management 1.10 Elect Director Steven S. Reinemund For For Management 1.11 Elect Director David Satcher For For Management 1.12 Elect Director William C. Weldon For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- JOHNSON CONTROLS, INC. Ticker: JCI Security ID: 478366107 Meeting Date: JAN 23, 2008 Meeting Type: Annual Record Date: NOV 15, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Natalie A. Black For For Management 1.2 Elect Director Robert A. Cornog For For Management 1.3 Elect Director William H. Lacy For For Management 1.4 Elect Director Stephen A. Roell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- JONES APPAREL GROUP, INC. Ticker: JNY Security ID: 480074103 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wesley R. Card For For Management 2 Elect Director Sidney Kimmel For For Management 3 Elect Director Matthew H. Kamens For For Management 4 Elect Director J. Robert Kerry For For Management 5 Elect Director Ann N. Reese For For Management 6 Elect Director Gerald C. Crotty For For Management 7 Elect Director Lowell W. Robinson For For Management 8 Elect Director Donna F. Zarcone For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director Robert I. Lipp For For Management 10 Elect Director David C. Novak For For Management 11 Elect Director Lee R. Raymond For For Management 12 Elect Director William C. Weldon For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For Against Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Report on Government Service of Employees Against Against Shareholder 17 Report on Political Contributions Against For Shareholder 18 Require Independent Board Chairman Against Against Shareholder 19 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 20 Require More Director Nominations Than Against Against Shareholder Open Seats 21 Report on Human Rights Investment Against Against Shareholder Policies 22 Report on Lobbying Activities Against Against Shareholder -------------------------------------------------------------------------------- JUNIPER NETWORKS, INC. Ticker: JNPR Security ID: 48203R104 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary B. Cranston For For Management 1.2 Elect Director J. Michael Lawrie For For Management 2 Approve Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KB HOME Ticker: KBH Security ID: 48666K109 Meeting Date: APR 3, 2008 Meeting Type: Annual Record Date: FEB 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen F. Bollenbach For For Management 2 Elect Director Timothy W. Finchem For Against Management 3 Elect Director J. Terrence Lanni For Against Management 4 Ratify Auditors For For Management 5 Pay For Superior Performance Against For Shareholder 6 Restrict Severance Agreements Against For Shareholder (Change-in-Control) -------------------------------------------------------------------------------- KELLOGG CO. Ticker: K Security ID: 487836108 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David Mackay For For Management 1.2 Elect Director Sterling Speirn For For Management 1.3 Elect Director John Zabriskie For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- KEYCORP Ticker: KEY Security ID: 493267108 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward P. Campbell For For Management 1.2 Elect Director H. James Dallas For For Management 1.3 Elect Director Lauralee E. Martin For For Management 1.4 Elect Director Bill R. Sanford For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KIMBERLY-CLARK CORP. Ticker: KMB Security ID: 494368103 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John R. Alm For For Management 2 Elect Director John F. Bergstrom For For Management 3 Elect Director Robert W. Decherd For For Management 4 Elect Director Ian C. Read For For Management 5 Elect Director G. Craig Sullivan For For Management 6 Ratify Auditors For For Management 7 Eliminate Supermajority Vote Requirement For For Management 8 Require Director Nominee Qualifications Against Against Shareholder 9 Adopt ILO Based Code of Conduct Against Against Shareholder 10 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 11 Provide for Cumulative Voting Against For Shareholder 12 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Sustainability -------------------------------------------------------------------------------- KIMCO REALTY CORP. Ticker: KIM Security ID: 49446R109 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Martin S. Kimmel For For Management 1.2 Elect Director Milton Cooper For Withhold Management 1.3 Elect Director Richard G. Dooley For Withhold Management 1.4 Elect Director Michael J. Flynn For Withhold Management 1.5 Elect Director Joe Grills For For Management 1.6 Elect Director David B. Henry For Withhold Management 1.7 Elect Director F. Patrick Hughes For For Management 1.8 Elect Director Frank Lourenso For Withhold Management 1.9 Elect Director Richard Saltzman For For Management 1.10 Elect Director Philip Coviello For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KING PHARMACEUTICALS INC. Ticker: KG Security ID: 495582108 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R. Charles Moyer For For Management 1.2 Elect Director D. Gregory Rooker For For Management 1.3 Elect Director Ted G. Wood For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- KLA-TENCOR CORP. Ticker: KLAC Security ID: 482480100 Meeting Date: NOV 15, 2007 Meeting Type: Annual Record Date: OCT 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward W. Barnholt For For Management 1.2 Elect Director Stephen P. Kaufman For For Management 1.3 Elect Director Richard P. Wallace For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KOHL'S CORP. Ticker: KSS Security ID: 500255104 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Burd For For Management 2 Elect Director Wayne Embry For For Management 3 Elect Director John F. Herma For For Management 4 Elect Director William S. Kellogg For For Management 5 Elect Director Kevin Mansell For For Management 6 Elect Director R. Lawrence Montgomery For For Management 7 Elect Director Frank V. Sica For For Management 8 Elect Director Peter M. Sommerhauser For For Management 9 Elect Director Stephanie A. Streeter For For Management 10 Elect Director Stephen E. Watson For For Management 11 Ratify Auditors For For Management 12 Require a Majority Vote for the Election Against For Shareholder of Directors 13 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- KRAFT FOODS INC Ticker: KFT Security ID: 50075N104 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ajay Banga For For Management 1.2 Elect Director Jan Bennink For For Management 1.3 Elect Director Myra M. Hart For For Management 1.4 Elect Director Lois D. Juliber For For Management 1.5 Elect Director Mark D. Ketchum For For Management 1.6 Elect Director Richard A. Lerner For For Management 1.7 Elect Director John C. Pope For For Management 1.8 Elect Director Fredric G. Reynolds For For Management 1.9 Elect Director Irene B. Rosenfeld For For Management 1.10 Elect Director Mary L. Schapiro For For Management 1.11 Elect Director Deborah C. Wright For For Management 1.12 Elect Director Frank G. Zarb For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- KROGER CO., THE Ticker: KR Security ID: 501044101 Meeting Date: JUN 26, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Reuben V. Anderson For For Management 2 Elect Director Robert D. Beyer For For Management 3 Elect Director David B. Dillon For For Management 4 Elect Director Susan J. Kropf For For Management 5 Elect Director John T. LaMacchia For For Management 6 Elect Director David B. Lewis For For Management 7 Elect Director Don W. McGeorge For For Management 8 Elect Director W. Rodney McMullen For For Management 9 Elect Director Jorge P. Montoya For For Management 10 Elect Director Clyde R. Moore For For Management 11 Elect Director Susan M. Phillips For For Management 12 Elect Director Steven R. Rogel For For Management 13 Elect Director James A. Runde For For Management 14 Elect Director Ronald L. Sargent For For Management 15 Elect Director Bobby S. Shackouls For For Management 16 Approve Omnibus Stock Plan For For Management 17 Ratify Auditors For For Management 18 Adopt Climate Change Policy Against For Shareholder 19 Adopt Purchasing Preference for Suppliers Against Against Shareholder Using CAK 20 Phase out Sales of Eggs from Battery Cage Against Against Shareholder Hens 21 Report on Company Product Safety Policies Against For Shareholder 22 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- L-3 COMMUNICATIONS HOLDINGS, INC. Ticker: LLL Security ID: 502424104 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John M. Shalikashvili For For Management 1.2 Elect Director Michael T. Strianese For For Management 1.3 Elect Director John P. White For For Management 2 Approve Omnibus Stock Plan For For Management 3 Approve Non-Employee Director Omnibus For For Management Stock Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- LABORATORY CORPORATION OF AMERICA HOLDINGS Ticker: LH Security ID: 50540R409 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas P. Mac Mahon For For Management 2 Elect Director Kerrii B. Anderson For For Management 3 Elect Director Jean-Luc Belingard For Against Management 4 Elect Director David P. King For For Management 5 Elect Director Wendy E. Lane For For Management 6 Elect Director Robert E. Mittelstaedt, For For Management Jr. 7 Elect Director Arthur H. Rubenstein For For Management 8 Elect Director Bradford T. Smith For For Management 9 Elect Director M. Keith Weikel For For Management 10 Elect Director R. Sanders Williams For For Management 11 Approve Executive Incentive Bonus Plan For For Management 12 Approve Omnibus Stock Plan For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- LEGG MASON, INC. Ticker: LM Security ID: 524901105 Meeting Date: JUL 19, 2007 Meeting Type: Annual Record Date: MAY 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Harold L. Adams For For Management 1.2 Elect Raymond A. Mason For For Management 1.3 Elect Margaret Milner Richardson For For Management 1.4 Elect Kurt L. Schmoke For For Management 1.5 Elect Robert E. Angelica For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Non-Employee Director Stock Option For For Management Plan 4 Ratify Auditors For For Management 5 Separate Chairman and CEO Positions Against For Shareholder -------------------------------------------------------------------------------- LEGGETT & PLATT, INC. Ticker: LEG Security ID: 524660107 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Raymond F. Bentele For For Management 1.2 Elect Director Ralph W. Clark For For Management 1.3 Elect Director Robert Ted Enloe, III For For Management 1.4 Elect Director Richard T. Fisher For For Management 1.5 Elect Director Karl G. Glassman For For Management 1.6 Elect Director David S. Haffner For For Management 1.7 Elect Director Joseph W. McClanathan For For Management 1.8 Elect Director Judy C. Odom For For Management 1.9 Elect Director Maurice E. Purnell, Jr. For For Management 1.10 Elect Director Phoebe A. Wood For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Sexual Orientation and Gender Identity -------------------------------------------------------------------------------- LEHMAN BROTHERS HOLDINGS INC. Ticker: LEH Security ID: 524908100 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael L. Ainslie For For Management 2 Elect Director John F. Akers For For Management 3 Elect Director Roger S. Berlind For For Management 4 Elect Director Thomas H. Cruikshank For For Management 5 Elect Director Marsha Johnson Evans For For Management 6 Elect Director Richard S. Fuld, Jr. For For Management 7 Elect Director Christopher Gent For For Management 8 Elect Director Jerry A. Grundhofer For For Management 9 Elect Director Roland A. Hernandez For For Management 10 Elect Director Henry Kaufman For For Management 11 Elect Director John D. Macomber For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For Against Management 14 Approve/Amend Executive Incentive Bonus For For Management Plan 15 Publish Political Contributions Against Against Shareholder 16 Prepare an Environmental Sustainability Against Against Shareholder Report -------------------------------------------------------------------------------- LENNAR CORP. Ticker: LEN Security ID: 526057104 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stuart A. Miller For For Management 1.2 Elect Director Jeffrey Sonnenfeld For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Pay For Superior Performance Against Against Shareholder 5 Establish a Compliance Committee Against Against Shareholder -------------------------------------------------------------------------------- LEUCADIA NATIONAL CORP. Ticker: LUK Security ID: 527288104 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ian M. Cumming For For Management 1.2 Elect Director Paul M. Dougan For For Management 1.3 Elect Director Lawrence D. Glaubinger For For Management 1.4 Elect Director Alan J. Hirschfield For For Management 1.5 Elect Director James E. Jordan For For Management 1.6 Elect Director Jeffrey C. Keil For For Management 1.7 Elect Director J. Clyde Nichols, III For For Management 1.8 Elect Director Joseph S. Steinberg For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LEXMARK INTERNATIONAL, INC. Ticker: LXK Security ID: 529771107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ralph E. Gomory For For Management 2 Elect Director Marvin L. Mann For For Management 3 Elect Director Teresa Beck For For Management 4 Ratify Auditors For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- LIMITED BRANDS Ticker: LTD Security ID: 532716107 Meeting Date: MAY 19, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donna A. James For Withhold Management 1.2 Elect Director Jeffrey H. Miro For Withhold Management 1.3 Elect Director Jeffrey B. Swartz For Withhold Management 1.4 Elect Director Raymond Zimmerman For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LINCOLN NATIONAL CORP. Ticker: LNC Security ID: 534187109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Patrick Barrett For For Management 1.2 Elect Director Dennis R. Glass For For Management 1.3 Elect Director Michael F. Mee For For Management 1.4 Elect Director David A. Stonecipher For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LINEAR TECHNOLOGY CORP. Ticker: LLTC Security ID: 535678106 Meeting Date: NOV 7, 2007 Meeting Type: Annual Record Date: SEP 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert H. Swanson, Jr. For For Management 1.2 Elect Director David S. Lee For Withhold Management 1.3 Elect Director Lothar Maier For For Management 1.4 Elect Director Richard M. Moley For For Management 1.5 Elect Director Thomas S. Volpe For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LIZ CLAIBORNE, INC. Ticker: LIZ Security ID: 539320101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kenneth B. Gilman For For Management 2 Elect Director Kay Koplovitz For For Management 3 Elect Director William L. McComb For For Management 4 Elect Director Oliver R. Sockwell For For Management 5 Ratify Auditors For For Management 6 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- LOCKHEED MARTIN CORP. Ticker: LMT Security ID: 539830109 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director E. C. "Pete" Aldrige, Jr. For For Management 1.2 Elect Director Nolan D. Archibald For Withhold Management 1.3 Elect Director David B. Burritt For For Management 1.4 Elect Director James O. Ellis, Jr. For For Management 1.5 Elect Director Gwendolyn S. King For For Management 1.6 Elect Director James M. Loy For For Management 1.7 Elect Director Douglas H. McCorkindale For For Management 1.8 Elect Director Joseph W. Ralston For For Management 1.9 Elect Director Frank Savage For For Management 1.10 Elect Director James Schneider For For Management 1.11 Elect Director Anne Stevens For For Management 1.12 Elect Director Robert J. Stevens For For Management 1.13 Elect Director James R. Ukropina For For Management 2 Ratify Auditors For For Management 3 Provide for Simple Majority Voting For For Management 4 Amend Articles/Bylaws/Charter-Non-Routine For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Approve Non-Employee Director Stock For For Management Option Plan 7 Increase Disclosure of Executive Against Against Shareholder Compensation 8 Report on Nuclear Weapons Against Against Shareholder 9 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- LOEWS CORP. Ticker: LTR Security ID: 540424108 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann E. Berman For For Management 2 Elect Director Joseph L. Bower For For Management 3 Elect Director Charles M. Diker For For Management 4 Elect Director Paul J. Fribourg For For Management 5 Elect Director Walter L. Harris For For Management 6 Elect Director Philip A. Laskawy For For Management 7 Elect Director Gloria R. Scott For For Management 8 Elect Director Andrew H. Tisch For For Management 9 Elect Director James S. Tisch For For Management 10 Elect Director Jonathan M. Tisch For For Management 11 Ratify Auditors For For Management 12 Provide for Cumulative Voting Against For Shareholder 13 Pay For Superior Performance Against For Shareholder 14 Adopt Principles for Health Care Reform Against Against Shareholder 15 Amend Tobacco Marketing Strategies Against Against Shareholder -------------------------------------------------------------------------------- LOWE'S COMPANIES, INC. Ticker: LOW Security ID: 548661107 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert A. Ingram For For Management 1.2 Elect Director Robert J. Johnson For For Management 1.3 Elect Director Richard K. Lochridge For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Reduce Supermajority Vote Requirement Against For Shareholder 5 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- LSI CORP Ticker: LSI Security ID: 502161102 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Timothy Y. Chen For For Management 2 Elect Director Charles A. Haggerty For For Management 3 Elect Director Richard S. Hill For For Management 4 Elect Director Michael J. Mancuso For For Management 5 Elect Director John H.F. Miner For For Management 6 Elect Director Arun Netravali For For Management 7 Elect Director Matthew J. O'Rourke For For Management 8 Elect Director Gregorio Reyes For For Management 9 Elect Director Abhijit Y. Talwalkar For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For For Management 12 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- M & T BANK CORP. Ticker: MTB Security ID: 55261F104 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brent D. Baird For For Management 1.2 Elect Director Robert J. Bennett For For Management 1.3 Elect Director C. Angela Bontempo For For Management 1.4 Elect Director Robert T. Brady For Withhold Management 1.5 Elect Director Michael D. Buckley For For Management 1.6 Elect Director T.J. Cunningham III For For Management 1.7 Elect Director Mark J. Czarnecki For For Management 1.8 Elect Director Colm E. Doherty For For Management 1.9 Elect Director Richard E. Garman For For Management 1.10 Elect Director Daniel R. Hawbaker For For Management 1.11 Elect Director Patrick W.E. Hodgson For For Management 1.12 Elect Director Richard G. King For For Management 1.13 Elect Director Reginald B. Newman, II For For Management 1.14 Elect Director Jorge G. Pereira For For Management 1.15 Elect Director Michael P. Pinto For For Management 1.16 Elect Director Robert E. Sadler, Jr. For For Management 1.17 Elect Director Eugene J. Sheehy For For Management 1.18 Elect Director Stephen G. Sheetz For For Management 1.19 Elect Director Herbert L. Washington For For Management 1.20 Elect Director Robert G. Wilmers For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MACY'S INC Ticker: M Security ID: 55616P104 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Bollenbach For For Management 1.2 Elect Director Deirdre P. Connelly For For Management 1.3 Elect Director Meyer Feldberg For For Management 1.4 Elect Director Sara Levinson For For Management 1.5 Elect Director Terry J. Lundgren For For Management 1.6 Elect Director Joseph Neubauer For For Management 1.7 Elect Director Joseph A. Pichler For For Management 1.8 Elect Director Joyce M. Roche For For Management 1.9 Elect Director Karl M. von der Heyden For For Management 1.10 Elect Director Craig E. Weatherup For For Management 1.11 Elect Director Marna C. Whittington For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MANITOWOC COMPANY, INC., THE Ticker: MTW Security ID: 563571108 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dean H. Anderson For For Management 1.2 Elect Director Keith D. Nosbusch For For Management 1.3 Elect Director Glen E. Tellock For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MANOR CARE, INC. Ticker: HCR Security ID: 564055101 Meeting Date: OCT 17, 2007 Meeting Type: Special Record Date: SEP 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MARATHON OIL CORP Ticker: MRO Security ID: 565849106 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles F. Bolden, Jr. For For Management 2 Elect Director Gregory H. Boyce For For Management 3 Elect Director Shirley Ann Jackson For For Management 4 Elect Director Philip Lader For For Management 5 Elect Director Charles R. Lee For For Management 6 Elect Director Dennis H. Reilley For For Management 7 Elect Director Seth E. Schofield For For Management 8 Elect Director John W. Snow For For Management 9 Elect Director Thomas J. Usher For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws -- Call Special Meetings Against For Shareholder 12 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- MARRIOTT INTERNATIONAL INC. Ticker: MAR Security ID: 571903202 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J.W. Marriott, Jr. For For Management 2 Elect Director John W. Marriott, III For For Management 3 Elect Director Mary K. Bush For For Management 4 Elect Director Lawrence W. Kellner For For Management 5 Elect Director Debra L. Lee For For Management 6 Elect Director George Munoz For For Management 7 Elect Director Steven S. Reinemund For For Management 8 Elect Director Harry J. Pearce For For Management 9 Elect Director William J. Shaw For For Management 10 Elect Director Lawrence M. Small For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- MARSH & MCLENNAN COMPANIES, INC. Ticker: MMC Security ID: 571748102 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen R. Hardis For For Management 2 Elect Director The Rt. Hon. Lord Lang of For For Management Monkton, DL 3 Elect Director Morton O. Schapiro For For Management 4 Elect Director Adele Simmons For For Management 5 Elect Director Brian Duperreault For For Management 6 Elect Director Bruce P. Nolop For For Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- MARSHALL & ILSLEY CORP. Ticker: MI Security ID: 571834100 Meeting Date: OCT 25, 2007 Meeting Type: Special Record Date: SEP 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Spin-Off Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MARSHALL & ILSLEY CORP. Ticker: MI Security ID: 571837103 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew N. Baur For For Management 1.2 Elect Director Jon F. Chait For For Management 1.3 Elect Director John W. Daniels, Jr. For Withhold Management 1.4 Elect Director Dennis J. Kuester For For Management 1.5 Elect Director David J. Lubar For For Management 1.6 Elect Director John A. Mellowes For For Management 1.7 Elect Director Robert J. O?Toole For For Management 1.8 Elect Director San W. Orr, Jr For For Management 1.9 Elect Director John S. Shiely For For Management 1.10 Elect Director Debra S. Waller For For Management 1.11 Elect Director George E. Wardeberg For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- MASCO CORPORATION Ticker: MAS Security ID: 574599106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Verne G. Istock For Against Management 2 Elect Director David L. Johnston For Against Management 3 Elect Director J. Michael Losh For Against Management 4 Elect Director Timothy Wadhams For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- MATTEL, INC. Ticker: MAT Security ID: 577081102 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Dolan For For Management 2 Elect Director Robert A. Eckert For For Management 3 Elect Director Frances D. Fergusson For For Management 4 Elect Director Tully M. Friedman For For Management 5 Elect Director Dominic Ng For For Management 6 Elect Director Vasant M. Prabhu For For Management 7 Elect Director Andrea L. Rich For For Management 8 Elect Director Ronald L. Sargent For For Management 9 Elect Director Dean A. Scarborough For For Management 10 Elect Director Christopher A. Sinclair For For Management 11 Elect Director G. Craig Sullivan For For Management 12 Elect Director Kathy Brittain White For For Management 13 Ratify Auditors For For Management 14 Report on Product Safety and Working Against Against Shareholder Conditions -------------------------------------------------------------------------------- MBIA INC. Ticker: MBI Security ID: 55262C100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joseph W. Brown For For Management 2 Elect Director David A. Coulter For For Management 3 Elect Director Claire L. Gaudiani For For Management 4 Elect Director Daniel P. Kearney For For Management 5 Elect Director Kewsong Lee For For Management 6 Elect Director Laurence H. Meyer For For Management 7 Elect Director David M. Moffett For For Management 8 Elect Director John A. Rolls For For Management 9 Elect Director Richard C. Vaughan For For Management 10 Elect Director Jeffery W. Yabuki For For Management 11 Approve Conversion of Securities For For Management 12 Approve Restricted Stock Awards to Joseph For For Management W. Brown 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCDONALD'S CORP. Ticker: MCD Security ID: 580135101 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ralph Alvarez For For Management 2 Elect Director Susan E. Arnold For For Management 3 Elect Director Richard H. Lenny For For Management 4 Elect Director Cary D. McMillan For For Management 5 Elect Director Sheila A. Penrose For For Management 6 Elect Director James A. Skinner For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCGRAW-HILL COMPANIES, INC., THE Ticker: MHP Security ID: 580645109 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Winfried Bischoff For Withhold Management 1.2 Elect Director Douglas N. Daft For Withhold Management 1.3 Elect Director Linda Koch Lorimer For Withhold Management 1.4 Elect Director Harold McGraw III For Withhold Management 1.5 Elect Director Michael Rake For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder 4 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- MCKESSON CORPORATION Ticker: MCK Security ID: 58155Q103 Meeting Date: JUL 25, 2007 Meeting Type: Annual Record Date: MAY 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John H. Hammergren For For Management 2 Elect Director M. Christine Jacobs For For Management 3 Declassify the Board of Directors For For Management 4 Amend Omnibus Stock Plan For For Management 5 Amend Qualified Employee Stock Purchase For For Management Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- MEADWESTVACO CORP. Ticker: MWV Security ID: 583334107 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael E. Campbell For For Management 1.2 Elect Director Thomas W. Cole, Jr. For For Management 1.3 Elect Director James M. Kilts For For Management 1.4 Elect Director Susan J. Kropf For For Management 1.5 Elect Director Douglas S. Luke For For Management 1.6 Elect Director Robert C. McCormack For For Management 1.7 Elect Director Timothy H. Powers For For Management 1.8 Elect Director Edward M. Straw For For Management 1.9 Elect Director Jane L. Warner For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors -------------------------------------------------------------------------------- MEDCO HEALTH SOLUTIONS, INC. Ticker: MHS Security ID: 58405U102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John L. Cassis For For Management 2 Elect Director Michael Goldstein For For Management 3 Elect Director Blenda J. Wilson For For Management 4 Ratify Auditors For For Management 5 Increase Authorized Common Stock For For Management 6 Limit Executive Compensation Against Against Shareholder -------------------------------------------------------------------------------- MEDTRONIC, INC. Ticker: MDT Security ID: 585055106 Meeting Date: AUG 23, 2007 Meeting Type: Annual Record Date: JUN 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David L. Calhoun For For Management 1.2 Elect Director Arthur D. Collins, Jr. For For Management 1.3 Elect Director James T. Lenehan For For Management 1.4 Elect Director Kendall J. Powell For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- MEMC ELECTRONIC MATERIALS, INC. Ticker: WFR Security ID: 552715104 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter Blackmore For For Management 1.2 Elect Director Nabeel Gareeb For For Management 1.3 Elect Director Marshall Turner For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MERCK & CO., INC. Ticker: MRK Security ID: 589331107 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard T. Clark For For Management 2 Elect Director Johnnetta B. Cole, Ph.D. For For Management 3 Elect Director Thomas H. Glocer For For Management 4 Elect Director Steven F. Goldstone For For Management 5 Elect Director William B. Harrison, Jr. For For Management 6 Elect Director Harry R. Jacobson, M.D. For For Management 7 Elect Director William N. Kelley, M.D. For For Management 8 Elect Director Rochelle B. Lazarus For For Management 9 Elect Director Thomas E. Shenk, Ph.D. For For Management 10 Elect Director Anne M. Tatlock For For Management 11 Elect Director Samuel O. Thier, M.D. For For Management 12 Elect Director Wendell P. Weeks For For Management 13 Elect Director Peter C. Wendell For For Management 14 Ratify Auditors For For Management 15 Limit Executive Compensation Against Against Shareholder 16 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 18 Adopt a bylaw to Require an Independent Against For Shareholder Lead Director -------------------------------------------------------------------------------- MEREDITH CORP. Ticker: MDP Security ID: 589433101 Meeting Date: NOV 7, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary Sue Coleman For For Management 1.2 Elect Director D. Mell Meredith Frazier For For Management 1.3 Elect Director Joel W. Johnson For For Management 1.4 Elect Director Stephen M. Lacy For For Management 1.5 Elect Director Alfred H. Drewes For For Management -------------------------------------------------------------------------------- MERRILL LYNCH & CO., INC. Ticker: MER Security ID: 590188108 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol T. Christ For For Management 2 Elect Director Armando M. Codina For For Management 3 Elect Director Judith Mayhew Jonas For For Management 4 Elect Director John A. Thain For For Management 5 Ratify Auditors For For Management 6 Provide for Cumulative Voting Against For Shareholder 7 Compensation- Miscellaneous Company Against Against Shareholder Specific--Prohibiting Executive Officer Stock Sales during Buyback 8 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 9 Adopt Employment Contract Against For Shareholder -------------------------------------------------------------------------------- METLIFE, INC Ticker: MET Security ID: 59156R108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sylvia Mathews Burwell For For Management 1.2 Elect Director Eduardo Castro-Wright For For Management 1.3 Elect Director Cheryl W. Grise For For Management 1.4 Elect Director William C. Steere, Jr. For For Management 1.5 Elect Director Lulu C. Wang For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MGIC INVESTMENT CORP. Ticker: MTG Security ID: 552848103 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David S. Engelman For For Management 1.2 Elect Director Kenneth M. Jastrow, II For For Management 1.3 Elect Director Daniel P. Kearney For For Management 1.4 Elect Director Donald T. Nicolaisen For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MGIC INVESTMENT CORP. Ticker: MTG Security ID: 552848103 Meeting Date: JUN 27, 2008 Meeting Type: Special Record Date: MAY 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Issuance of Convertible For For Management Debentures 2 Increase Authorized Common Stock For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors -------------------------------------------------------------------------------- MICRON TECHNOLOGY, INC. Ticker: MU Security ID: 595112103 Meeting Date: DEC 4, 2007 Meeting Type: Annual Record Date: OCT 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven R. Appleton For For Management 1.2 Elect Director Teruaki Aoki For For Management 1.3 Elect Director James W. Bagley For For Management 1.4 Elect Director Robert L. Bailey For For Management 1.5 Elect Director Mercedes Johnson For For Management 1.6 Elect Director Lawrence N. Mondry For For Management 1.7 Elect Director Robert E. Switz For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICROSOFT CORP. Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 13, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Gates, III For For Management 2 Elect Director Steven A. Ballmer For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Dina Dublon For For Management 5 Elect Director Raymond V. Gilmartin For For Management 6 Elect Director Reed Hastings For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Elect Director Jon A. Shirley For For Management 11 Ratify Auditors For For Management 12 Adopt Policies to Protect Freedom of Against Against Shareholder Access to the Internet 13 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights -------------------------------------------------------------------------------- MILLIPORE CORP. Ticker: MIL Security ID: 601073109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Melvin D. Booth For For Management 1.2 Elect Director Maureen A. Hendricks For For Management 1.3 Elect Director Martin D. Madaus For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- MOLEX INCORPORATED Ticker: MOLX Security ID: 608554101 Meeting Date: OCT 26, 2007 Meeting Type: Annual Record Date: AUG 28, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Birck For For Management 1.2 Elect Director Frederick A. Krehbiel For For Management 1.3 Elect Director Kazumasa Kusaka For For Management 1.4 Elect Director Martin P. Slark For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Stock Option Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MOLSON COORS BREWING CO Ticker: TAP Security ID: 60871R209 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John E. Cleghorn For For Management 1.2 Elect Director Charles M. Herington For For Management 1.3 Elect Director David P. O'Brien For For Management -------------------------------------------------------------------------------- MONSANTO CO. Ticker: MON Security ID: 61166W101 Meeting Date: JAN 16, 2008 Meeting Type: Annual Record Date: NOV 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Bachmann For For Management 1.2 Elect Director William U. Parfet For For Management 1.3 Elect Director George H. Poste For For Management 2 Ratify Auditors For For Management 3 Separate Chairman and CEO Positions Against Against Shareholder 4 Amend Bylaws to Not Indemnify Directors Against Against Shareholder for Social and Environmental Liabilities -------------------------------------------------------------------------------- MONSTER WORLDWIDE, INC. Ticker: MNST Security ID: 611742107 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Salvatore Iannuzzi For For Management 1.2 Elect Director Robert J. Chrenc For For Management 1.3 Elect Director John Gaulding For For Management 1.4 Elect Director Edmund P. Giambastiani, For For Management Jr. 1.5 Elect Director Ronald J. Kramer For For Management 1.6 Elect Director David A. Stein For For Management 1.7 Elect Director Timothy T. Yates For For Management 2 Approve Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MOODY'S CORPORATION Ticker: MCO Security ID: 615369105 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert R. Glauber For For Management 2 Elect Director Connie Mack For For Management 3 Elect Director Nancy S. Newcomb For For Management 4 Ratify Auditors For For Management 5 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- MORGAN STANLEY Ticker: MS Security ID: 617446448 Meeting Date: APR 8, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roy J. Bostock For For Management 2 Elect Director Erskine B. Bowles For For Management 3 Elect Director Howard J. Davies For For Management 4 Elect Director C. Robert Kidder For For Management 5 Elect Director John J. Mack For For Management 6 Elect Director Donald T. Nicolaisen For For Management 7 Elect Director Charles H. Noski For For Management 8 Elect Director Hutham S. Olayan For For Management 9 Elect Director Charles E. Phillips, Jr. For For Management 10 Elect Director Griffith Sexton For For Management 11 Elect Director Laura D. Tyson For For Management 12 Ratify Auditors For For Management 13 Eliminate Supermajority Vote Requirement For For Management 14 Approve Report of the Compensation Against For Shareholder Committee 15 Report on Human Rights Investment Against Against Shareholder Policies -------------------------------------------------------------------------------- MOTOROLA, INC. Ticker: MOT Security ID: 620076109 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director G. Brown For For Management 1.2 Elect Director D. Dorman For For Management 1.3 Elect Director W. Hambrecht For For Management 1.4 Elect Director J. Lewent For For Management 1.5 Elect Director K. Meister For For Management 1.6 Elect Director T. Meredith For For Management 1.7 Elect Director N. Negroponte For For Management 1.8 Elect Director S. Scott III For For Management 1.9 Elect Director R. Sommer For For Management 1.10 Elect Director J. Stengel For For Management 1.11 Elect Director A. Vinciquerra For For Management 1.12 Elect Director D. Warner III For For Management 1.13 Elect Director J. White For For Management 1.14 Elect Director M. White For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 4 Claw-back of Payments under Restatements Against Against Shareholder 5 Amend Human Rights Policies Against Against Shareholder -------------------------------------------------------------------------------- MURPHY OIL CORP. Ticker: MUR Security ID: 626717102 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank W. Blue For For Management 1.2 Elect Director Claiborne P. Deming For For Management 1.3 Elect Director Robert A. Hermes For For Management 1.4 Elect Director James V. Kelley For For Management 1.5 Elect Director R. Madison Murphy For For Management 1.6 Elect Director William C. Nolan, Jr. For For Management 1.7 Elect Director Ivar B. Ramberg For For Management 1.8 Elect Director Neal E. Schmale For For Management 1.9 Elect Director David J. H. Smith For For Management 1.10 Elect Directors Caroline G. Theus For For Management 2 Approve Non-Employee Director Omnibus For For Management Stock Plan 3 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MYLAN INC. Ticker: MYL Security ID: 628530107 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Milan Puskar For For Management 1.2 Elect Director Robert J. Coury For For Management 1.3 Elect Director Wendy Cameron For Withhold Management 1.4 Elect Director Neil Dimick For For Management 1.5 Elect Director Douglas J. Leech For For Management 1.6 Elect Director Joseph C. Maroon For Withhold Management 1.7 Elect Director N. Prasad For Withhold Management 1.8 Elect Director Rodney L. Piatt For Withhold Management 1.9 Elect Director C.B. Todd For For Management 1.10 Elect Director Randall L. Vanderveen For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- MYLAN LABORATORIES INC. Ticker: MYL Security ID: 628530107 Meeting Date: JUL 27, 2007 Meeting Type: Annual Record Date: JUN 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Milan Puskar For For Management 1.2 Elect Director Robert J. Coury For For Management 1.3 Elect Director Wendy Cameron For Withhold Management 1.4 Elect Director Neil Dimick For For Management 1.5 Elect Director Douglas J. Leech For For Management 1.6 Elect Director Joseph C. Maroon For Withhold Management 1.7 Elect Director N. Prasad For For Management 1.8 Elect Director Rodney L. Piatt For Withhold Management 1.9 Elect Director C.B. Todd For For Management 1.10 Elect Director Randall L. Vanderveen For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NABORS INDUSTRIES, LTD. Ticker: NBR Security ID: G6359F103 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony G. Petrello For For Management 1.2 Elect Director Myron M. Sheinfeld For For Management 1.3 Elect Director Martin J. Whitman For For Management 2 Ratify Auditors For For Management 3 SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR Against For Shareholder SUPERIOR PERFORMANCE STANDARD IN THE COMPANY S EXECUTIVE COMPENSATION PLAN FOR SENIOR EXECUTIVES. 4 SHAREHOLDER PROPOSAL REGARDING GROSS-UP Against For Shareholder PAYMENTS TO SENIOR EXECUTIVES. -------------------------------------------------------------------------------- NATIONAL CITY CORP. Ticker: NCC Security ID: 635405103 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jon E. Barfield For For Management 1.2 Elect Director James S. Broadhurst For For Management 1.3 Elect Director Christopher M. Connor For For Management 1.4 Elect Director Bernadine P. Healy For For Management 1.5 Elect Director Jeffrey D. Kelly For For Management 1.6 Elect Director Allen H. Koranda For For Management 1.7 Elect Director Michael B. McCallister For For Management 1.8 Elect Director Paul A. Ormond For For Management 1.9 Elect Director Peter E. Raskind For For Management 1.10 Elect Director Gerald L. Shaheen For For Management 1.11 Elect Director Jerry Sue Thornton For For Management 1.12 Elect Director Morry Weiss For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NATIONAL OILWELL VARCO, INC. Ticker: NOV Security ID: 637071101 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert E. Beauchamp For For Management 2 Elect Director Jeffery A. Smisek For For Management 3 Ratify Auditors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- NATIONAL SEMICONDUCTOR CORP. Ticker: NSM Security ID: 637640103 Meeting Date: SEP 28, 2007 Meeting Type: Annual Record Date: AUG 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Brian L. Halla For For Management 2 Elect Director Steven R. Appleton For For Management 3 Elect Director Gary P. Arnold For For Management 4 Elect Director Richard J. Danzig For For Management 5 Elect Director John T. Dickson For For Management 6 Elect Director Robert J. Frankenberg For For Management 7 Elect Director E. Floyd Kvamme For For Management 8 Elect Director Modesto A. Maidique For For Management 9 Elect Director Edward McCracken For For Management 10 Ratify Auditors For For Management 11 Approve Omnibus Stock Plan For For Management 12 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- NETWORK APPLIANCE, INC. Ticker: NTAP Security ID: 64120L104 Meeting Date: SEP 19, 2007 Meeting Type: Annual Record Date: JUL 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel J. Warmenhoven For For Management 1.2 Elect Director Donald T. Valentine For For Management 1.3 Elect Director Jeffry R. Allen For For Management 1.4 Elect Director Carol A. Bartz For For Management 1.5 Elect Director Alan L. Earhart For For Management 1.6 Elect Director Edward Kozel For For Management 1.7 Elect Director Mark Leslie For For Management 1.8 Elect Director Nicholas G. Moore For For Management 1.9 Elect Director George T. Shaheen For For Management 1.10 Elect Director Robert T. Wall For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For For Management Plan 5 Approve Executive Incentive Bonus Plan For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEW YORK TIMES CO., THE Ticker: NYT Security ID: 650111107 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert E. Denham For For Management 1.2 Elect Director Scott Galloway For For Management 1.3 Elect Director James A. Kohlberg For For Management 1.4 Elect Director Thomas Middelhoff For Withhold Management 1.5 Elect Director Doreen A. Toben For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEWELL RUBBERMAID INC. Ticker: NWL Security ID: 651229106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael T. Cowhig For For Management 2 Elect Director Mark D. Ketchum For For Management 3 Elect Director William D. Marohn For For Management 4 Elect Director Raymond G. Viault For For Management 5 Ratify Auditors For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- NEWMONT MINING CORP. Ticker: NEM Security ID: 651639106 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Glen A. Barton For For Management 1.2 Elect Director Vincent A. Calarco For For Management 1.3 Elect Director Joseph A. Carrabba For For Management 1.4 Elect Director Noreen Doyle For For Management 1.5 Elect Director Veronica M. Hagen For For Management 1.6 Elect Director Michael S. Hamson For For Management 1.7 Elect Director Robert J. Miller For For Management 1.8 Elect Director Richard T. O'Brien For For Management 1.9 Elect Director John B. Prescott For For Management 1.10 Elect Director Donald C. Roth For For Management 1.11 Elect Director James V. Taranik For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors 4 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- NICOR INC. Ticker: GAS Security ID: 654086107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R.M. Beavers, Jr. For For Management 1.2 Elect Director B.P. Bickner For For Management 1.3 Elect Director J.H. Birdsall, III For For Management 1.4 Elect Director N.R. Bobins For For Management 1.5 Elect Director B.J. Gaines For For Management 1.6 Elect Director R.A. Jean For For Management 1.7 Elect Director D.J. Keller For For Management 1.8 Elect Director R.E. Martin For For Management 1.9 Elect Director G.R. Nelson For For Management 1.10 Elect Director J. Rau For For Management 1.11 Elect Director R.M. Strobel For For Management 2 Ratify Auditors For For Management 3 Reduce Supermajority Vote Requirement None For Management 4 Reduce Supermajority Vote Requirement None For Management 5 Opt Out of State's Control Share None For Management Acquisition Law 6 Reduce Supermajority Vote Requirement None For Management -------------------------------------------------------------------------------- NIKE, INC. Ticker: NKE Security ID: 654106103 Meeting Date: SEP 17, 2007 Meeting Type: Annual Record Date: JUL 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jill K. Conway For For Management 1.2 Elect Director Alan B. Graf, Jr. For For Management 1.3 Elect Director Jeanne P. Jackson For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- NISOURCE INC. Ticker: NI Security ID: 65473P105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Abdoo For For Management 2 Elect Director Steven C. Beering For For Management 3 Elect Director Deborah S. Coleman For For Management 4 Elect Director Dennis E. Foster For For Management 5 Elect Director Michael E. Jesanis For For Management 6 Elect Director Marty R. Kittrell For For Management 7 Elect Director W. Lee Nutter For For Management 8 Elect Director Ian M. Rolland For For Management 9 Elect Director Robert C. Skaggs For For Management 10 Elect Director Richard L. Thompson For For Management 11 Elect Director Carolyn Y. Woo For For Management 12 Ratify Auditors For For Management 13 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- NOBLE CORPORATION Ticker: NE Security ID: G65422100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence J. Chazen For For Management 1.2 Elect Director Mary P. Ricciardello For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NOBLE ENERGY, INC. Ticker: NBL Security ID: 655044105 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey L. Berenson For For Management 1.2 Elect Director Michael A. Cawley For For Management 1.3 Elect Director Edward F. Cox For For Management 1.4 Elect Director Charles D. Davidson For For Management 1.5 Elect Director Thomas J. Edelman For For Management 1.6 Elect Director Kirby L. Hedrick For For Management 1.7 Elect Director Scott D. Urban For For Management 1.8 Elect Director William T. Van Kleef For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORDSTROM, INC. Ticker: JWN Security ID: 655664100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Phyllis J. Campbell For For Management 2 Elect Director Enrique Hernandez, Jr. For For Management 3 Elect Director Jeanne P. Jackson For For Management 4 Elect Director Robert G. Miller For For Management 5 Elect Director Blake W. Nordstrom For For Management 6 Elect Director Erik B. Nordstrom For For Management 7 Elect Director Peter E. Nordstrom For For Management 8 Elect Director Philip G. Satre For For Management 9 Elect Director Alison A. Winter For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORFOLK SOUTHERN CORP. Ticker: NSC Security ID: 655844108 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gerald L. Baliles For For Management 1.2 Elect Director Gene R. Carter For For Management 1.3 Elect Director Karen N. Horn For For Management 1.4 Elect Director J. Paul Reason For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHERN TRUST CORP. Ticker: NTRS Security ID: 665859104 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda Walker Bynoe For For Management 1.2 Elect Director Nicholas D. Chabraja For For Management 1.3 Elect Director Susan Crown For For Management 1.4 Elect Director Dipak C. Jain For For Management 1.5 Elect Director Arthur L. Kelly For For Management 1.6 Elect Director Robert C. McCormack For For Management 1.7 Elect Director Edward J. Mooney For For Management 1.8 Elect Director William A. Osborn For For Management 1.9 Elect Director John W. Rowe For For Management 1.10 Elect Director Harold B. Smith For For Management 1.11 Elect Director William D. Smithburg For For Management 1.12 Elect Director Enrique J. Sosa For For Management 1.13 Elect Director Charles A. Tribbett III For For Management 1.14 Elect Director Frederick H. Waddell For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHROP GRUMMAN CORP. Ticker: NOC Security ID: 666807102 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis W. Coleman For For Management 2 Elect Director Thomas B. Fargo For For Management 3 Elect Director Victor H. Fazio For For Management 4 Elect Director Donald E. Felsinger For For Management 5 Elect Director Stephen E. Frank For For Management 6 Elect Director Phillip Frost For Against Management 7 Elect Director Charles R. Larson For For Management 8 Elect Director Richard B. Myers For For Management 9 Elect Director Aulana L. Peters For For Management 10 Elect Director Kevin W. Sharer For For Management 11 Elect Director Ronald D. Sugar For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Report on Foreign Military Sales Against Against Shareholder 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 16 Adopt Anti Gross-up Policy Against For Shareholder -------------------------------------------------------------------------------- NOVELL, INC. Ticker: NOVL Security ID: 670006105 Meeting Date: AUG 30, 2007 Meeting Type: Annual Record Date: JUL 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Albert Aiello For For Management 2 Elect Director Fred Corrado For For Management 3 Elect Director Richard L. Crandall For For Management 4 Elect Director Ronald W. Hovsepian For For Management 5 Elect Director Patrick S. Jones For For Management 6 Elect Director Claudine B. Malone For For Management 7 Elect Director Richard L. Nolan For For Management 8 Elect Director Thomas G. Plaskett For For Management 9 Elect Director John W. Poduska, SR For For Management 10 Elect Director James D. Robinson III For For Management 11 Elect Director Kathy Brittain White For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- NOVELL, INC. Ticker: NOVL Security ID: 670006105 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Albert Aiello For For Management 2 Elect Director Fred Corrado For For Management 3 Elect Director Richard L. Crandall For For Management 4 Elect Director Ronald W. Hovsepian For For Management 5 Elect Director Patrick S. Jones For For Management 6 Elect Director Claudine B. Malone For For Management 7 Elect Director Richard L. Nolan For For Management 8 Elect Director Thomas G. Plaskett For For Management 9 Elect Director John W. Poduska, Sr. For For Management 10 Elect Director James D. Robinson For Against Management 11 Elect Director Kathy Brittain White For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- NOVELLUS SYSTEMS, INC. Ticker: NVLS Security ID: 670008101 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard S. Hill For For Management 1.2 Elect Director Neil R. Bonke For For Management 1.3 Elect Director Youssef A. El-Mansy For For Management 1.4 Elect Director J. David Litster For For Management 1.5 Elect Director Yoshio Nishi For For Management 1.6 Elect Director Glen G. Possley For For Management 1.7 Elect Director Ann D. Rhoads For For Management 1.8 Elect Director William R. Spivey For For Management 1.9 Elect Director Delbert A. Whitaker For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NUCOR CORP. Ticker: NUE Security ID: 670346105 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter C. Browning For For Management 1.2 Elect Director Victoria F. Haynes For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- NVIDIA CORPORATION Ticker: NVDA Security ID: 67066G104 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven Chu, Ph.D. For For Management 2 Elect Director Harvey C. Jones For For Management 3 Elect Director William J. Miller For For Management 4 Increase Authorized Common Stock For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- NYSE EURONEXT Ticker: NYX Security ID: 629491101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ellyn L. Brown For For Management 1.2 Elect Director Marshall N. Carter For For Management 1.3 Elect Director Sir George Cox For For Management 1.4 Elect Director William E. Ford For For Management 1.5 Elect Director Sylvain Hefes For For Management 1.6 Elect Director Jan-Michiel Hessels For For Management 1.7 Elect Director Dominique Hoenn For For Management 1.8 Elect Director Shirley Ann Jackson For For Management 1.9 Elect Director James S. McDonald For For Management 1.10 Elect Director Duncan McFarland For For Management 1.11 Elect Director James J. McNulty For For Management 1.12 Elect Director Duncan L. Niederauer For For Management 1.13 Elect Director Baron Jean Peterbroeck For For Management 1.14 Elect Director Alice M. Rivlin For For Management 1.15 Elect Director Ricardo Salgado For For Management 1.16 Elect Director Jean-Francois Theodore For For Management 1.17 Elect Director Rijnhard van Tets For For Management 1.18 Elect Director Sir Brian Williamson For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Approve Issuance of Stock Certificate of Against Against Shareholder Ownership of NYSE Euronext -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORP. Ticker: OXY Security ID: 674599105 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For Against Management 2 Elect Director Ronald W. Burkle For For Management 3 Elect Director John S. Chalsty For Against Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Ray R. Irani For For Management 7 Elect Director Irvin W. Maloney For Against Management 8 Elect Director Avedick B. Poladian For For Management 9 Elect Director Rodolfo Segovia For Against Management 10 Elect Director Aziz D. Syriani For For Management 11 Elect Director Rosemary Tomich For Against Management 12 Elect Director Walter L. Weisman For For Management 13 Ratify Auditors For For Management 14 Publish a Scientific Global Warming Against Against Shareholder Report 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 16 Disclose Information on Compensation Against Against Shareholder Consultant 17 Pay For Superior Performance Against For Shareholder 18 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- OFFICE DEPOT, INC. Ticker: ODP Security ID: 676220106 Meeting Date: APR 23, 2008 Meeting Type: Proxy Contest Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lee A. Ault, III For Withhold Management 1.2 Elect Director Neil R. Austrian For For Management 1.3 Elect Director David W. Bernauer For Withhold Management 1.4 Elect Director Abelardo E. Bru For Withhold Management 1.5 Elect Director Marsha J. Evans For Withhold Management 1.6 Elect Director David I. Fuente For For Management 1.7 Elect Director Brenda J. Gaines For For Management 1.8 Elect Director Myra M. Hart For For Management 1.9 Elect Director W. Scott Hedrick For Withhold Management 1.10 Elect Director Kathleen Mason For For Management 1.11 Elect Director Michael J. Myers For For Management 1.12 Elect Director Steve Odland For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 1.1 Elect Director Mark Begelman For Did Not Shareholder Vote 1.2 Elect Director Martin E. Hanaka For Did Not Shareholder Vote 1.3 Management Nominee - Lee A. Ault, III For Did Not Shareholder Vote 1.4 Management Nominee - Neil R. Austrian For Did Not Shareholder Vote 1.5 Management Nominee - David W. Bernauer For Did Not Shareholder Vote 1.6 Management Nominee - Abelardo E. Bru For Did Not Shareholder Vote 1.7 Management Nominee - Marsha J. Evans For Did Not Shareholder Vote 1.8 Management Nominee - Brenda J. Gaines For Did Not Shareholder Vote 1.9 Management Nominee - Myra M. Hart For Did Not Shareholder Vote 1.10 Management Nominee - W. Scott Hedrick For Did Not Shareholder Vote 1.11 Management Nominee - Kathleen Mason For Did Not Shareholder Vote 1.12 Management Nominee - Michael J. Myers For Did Not Shareholder Vote 2 Approve Executive Incentive Bonus Plan Against Did Not Management Vote 3 Ratify Auditors For Did Not Management Vote -------------------------------------------------------------------------------- OFFICEMAX INCORPORATED Ticker: OMX Security ID: 67622P101 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dorrit J. Bern For For Management 1.2 Elect Director Warren F. Bryant For For Management 1.3 Elect Director Joseph M. DePinto For For Management 1.4 Elect Director Sam K. Duncan For For Management 1.5 Elect Director Rakesh Gangwal For For Management 1.6 Elect Director Francesca Ruiz de For For Management Luzuriaga 1.7 Elect Director William J. Montgoris For For Management 1.8 Elect Director David M. Szymanski For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- OMNICOM GROUP INC. Ticker: OMC Security ID: 681919106 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Wren For For Management 1.2 Elect Director Bruce Crawford For For Management 1.3 Elect Director Robert Charles Clark For For Management 1.4 Elect Director Leonard S. Coleman, Jr. For For Management 1.5 Elect Director Errol M. Cook For For Management 1.6 Elect Director Susan S. Denison For For Management 1.7 Elect Director Michael A. Henning For For Management 1.8 Elect Director John R. Murphy For For Management 1.9 Elect Director John R. Purcell For For Management 1.10 Elect Director Linda Johnson Rice For For Management 1.11 Elect Director Gary L. Roubos For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ORACLE CORP. Ticker: ORCL Security ID: 68389X105 Meeting Date: NOV 2, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey O. Henley For For Management 1.2 Elect Director Lawrence J. Ellison For For Management 1.3 Elect Director Donald L. Lucas For For Management 1.4 Elect Director Michael J. Boskin For For Management 1.5 Elect Director Jack F. Kemp For For Management 1.6 Elect Director Jeffrey S. Berg For For Management 1.7 Elect Director Safra A. Catz For For Management 1.8 Elect Director Hector Garcia-Molina For For Management 1.9 Elect Director H. Raymond Bingham For For Management 1.10 Elect Director Charles E Phillips, Jr. For For Management 1.11 Elect Director Naomi O. Seligman For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights 5 Issue an Open Source Report Against Against Shareholder -------------------------------------------------------------------------------- PACCAR INC. Ticker: PCAR Security ID: 693718108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John M. Fluke For For Management 1.2 Elect Director Stephen F. Page For For Management 1.3 Elect Director Michael A. Tembreull For For Management 2 Increase Authorized Common Stock For Against Management 3 Amend Vote Requirements to Amend Against For Shareholder Articles/Bylaws/Charter 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- PACTIV CORP. Ticker: PTV Security ID: 695257105 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Larry D. Brady For For Management 2 Elect Director K. Dane Brooksher For For Management 3 Elect Director Robert J. Darnall For For Management 4 Elect Director Mary R. (Nina) Henderson For For Management 5 Elect Director N. Thomas Linebarger For For Management 6 Elect Director Roger B. Porter For For Management 7 Elect Director Richard L. Wambold For For Management 8 Elect Director Norman H. Wesley For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- PALL CORP. Ticker: PLL Security ID: 696429307 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Cheryl W. Grise For For Management 1.2 Elect Director John H.F. Haskell, Jr. For For Management 1.3 Elect Director Katharine L. Plourde For For Management 1.4 Elect Director Heywood Shelley For For Management 1.5 Elect Director Edward Travaglianti For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- PARKER-HANNIFIN CORP. Ticker: PH Security ID: 701094104 Meeting Date: OCT 24, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda S. Harty For Withhold Management 1.2 Elect Director Candy M. Obourn For Withhold Management 1.3 Elect Director Donald E. Washkewicz For Withhold Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PATTERSON COS INC. Ticker: PDCO Security ID: 703395103 Meeting Date: SEP 10, 2007 Meeting Type: Annual Record Date: JUL 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Buck For For Management 1.2 Elect Director Peter L. Frechette For For Management 1.3 Elect Director Charles Reich For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PAYCHEX, INC. Ticker: PAYX Security ID: 704326107 Meeting Date: OCT 3, 2007 Meeting Type: Annual Record Date: AUG 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director B. Thomas Golisano For For Management 2 Elect Director David J. S. Flaschen For For Management 3 Elect Director Phillip Horsley For For Management 4 Elect Director Grant M. Inman For For Management 5 Elect Director Pamela A. Joseph For For Management 6 Elect Director Jonathan J. Judge For For Management 7 Elect Director Joseph M. Tucci For For Management 8 Elect Director Joseph M. Velli For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEABODY ENERGY CORP. Ticker: BTU Security ID: 704549104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sandra Van Trease For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- PEPCO HOLDINGS, INC. Ticker: POM Security ID: 713291102 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jack B. Dunn, IV For For Management 1.2 Elect Director Terence C. Golden For For Management 1.3 Elect Director Frank O. Heintz For For Management 1.4 Elect Director Barbara J. Krumsiek For For Management 1.5 Elect Director George F. MacCormack For For Management 1.6 Elect Director Richard B. McGlynn For For Management 1.7 Elect Director Lawrence C. Nussdorf For For Management 1.8 Elect Director Frank K. Ross For For Management 1.9 Elect Director Pauline A. Schneider For Withhold Management 1.10 Elect Director Lester P. Silverman For For Management 1.11 Elect Director William T. Torgerson For For Management 1.12 Elect Director Dennis R. Wraase For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEPSI BOTTLING GROUP, INC., THE Ticker: PBG Security ID: 713409100 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Linda G. Alvarado For For Management 2 Elect Director Barry H. Beracha For For Management 3 Elect Director John C. Compton For For Management 4 Elect Director Eric J. Foss For For Management 5 Elect Director Ira D. Hall For For Management 6 Elect Director Susan D. Kronick For For Management 7 Elect Director Blythe J. McGarvie For For Management 8 Elect Director John A. Quelch For For Management 9 Elect Director Javier G. Teruel For For Management 10 Elect Director Cynthia M. Trudell For For Management 11 Adopt Plurality Voting for Contested For For Management Election of Directors 12 Amend Omnibus Stock Plan For Against Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEPSICO, INC. Ticker: PEP Security ID: 713448108 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director I.M. Cook For For Management 2 Elect Director D. Dublon For For Management 3 Elect Director V.J. Dzau For For Management 4 Elect Director R.L. Hunt For For Management 5 Elect Director A. Ibarguen For For Management 6 Elect Director A.C. Martinez For For Management 7 Elect Director I.K. Nooyi For For Management 8 Elect Director S.P. Rockefeller For For Management 9 Elect Director J.J. Schiro For For Management 10 Elect Director L.G. Trotter For For Management 11 Elect Director D.Vasella For For Management 12 Elect Director M.D. White For For Management 13 Ratify Auditors For For Management 14 Report on Recycling Against Against Shareholder 15 Report on Genetically Engineered Products Against Against Shareholder 16 Report on Human Rights Policies Relating Against Against Shareholder to Water Use 17 Report on Global Warming Against Against Shareholder 18 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- PERKINELMER, INC. Ticker: PKI Security ID: 714046109 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert F. Friel For For Management 2 Elect Director Nicholas A. Lopardo For For Management 3 Elect Director Alexis P. Michas For For Management 4 Elect Director James C. Mullen For For Management 5 Elect Director Vicki L. Sato For For Management 6 Elect Director Gabriel Schmergel For For Management 7 Elect Director Kenton J. Sicchitano For For Management 8 Elect Director Patrick J. Sullivan For For Management 9 Elect Director Gregory L. Summe For For Management 10 Elect Director G. Robert Tod For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- PFIZER INC. Ticker: PFE Security ID: 717081103 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis A. Ausiello For For Management 2 Elect Director Michael S. Brown For For Management 3 Elect Director M. Anthony Burns For For Management 4 Elect Director Robert N. Burt For For Management 5 Elect Director W. Don Cornwell For For Management 6 Elect Director William H. Gray, III For For Management 7 Elect Director Constance J. Horner For For Management 8 Elect Director William R. Howell For For Management 9 Elect Director James M. Kilts For For Management 10 Elect Director Jeffrey B. Kindler For For Management 11 Elect Director George A. Lorch For For Management 12 Elect Director Dana G. Mead For For Management 13 Elect Director Suzanne Nora Johnson For For Management 14 Elect Director William C. Steere, Jr. For For Management 15 Ratify Auditors For For Management 16 Prohibit Executive Stock-Based Awards Against Against Shareholder 17 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- PG&E CORP. Ticker: PCG Security ID: 69331C108 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David R. Andrews For For Management 2 Elect Director C. Lee Cox For For Management 3 Elect Director Peter A. Darbee For For Management 4 Elect Director Maryellen C. Herringer For For Management 5 Elect Director Richard A. Meserve For For Management 6 Elect Director Mary S. Metz For For Management 7 Elect Director Barbara L. Rambo For For Management 8 Elect Director Barry Lawson Williams For For Management 9 Ratify Auditors For For Management 10 Report on CEO Contribution to Operation Against Against Shareholder of Company 11 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 12 Require Independent Lead Director Against Against Shareholder -------------------------------------------------------------------------------- PINNACLE WEST CAPITAL CORP. Ticker: PNW Security ID: 723484101 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Basha, Jr. For For Management 1.2 Elect Director Susan Clark-Johnson For For Management 1.3 Elect Director Michael L. Gallagher For For Management 1.4 Elect Director Pamela Grant For For Management 1.5 Elect Director Roy A. Herberger, Jr. For For Management 1.6 Elect Director William S. Jamieson For For Management 1.7 Elect Director Humberto S. Lopez For For Management 1.8 Elect Director Kathryn L. Munro For For Management 1.9 Elect Director Bruce J. Nordstrom For For Management 1.10 Elect Director W. Douglas Parker For For Management 1.11 Elect Director William J. Post For For Management 1.12 Elect Director William L. Stewart For For Management 2 Reduce Supermajority Vote Requirement For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PITNEY BOWES INC. Ticker: PBI Security ID: 724479100 Meeting Date: MAY 12, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rodney C. Adkins For For Management 2 Elect Director Michael J. Critelli For For Management 3 Elect Director Murray D. Martin For For Management 4 Elect Director Michael I. Roth For For Management 5 Elect Director Robert E. Weissman For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- PLUM CREEK TIMBER COMPANY, INC. Ticker: PCL Security ID: 729251108 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rick R. Holley For For Management 2 Elect Director Ian B. Davidson For For Management 3 Elect Director Robin Josephs For For Management 4 Elect Director John G. McDonald For For Management 5 Elect Director Robert B. McLeod For For Management 6 Elect Director John F. Morgan, Sr. For For Management 7 Elect Director John H. Scully For For Management 8 Elect Director Stephen C. Tobias For For Management 9 Elect Director Martin A. White For For Management 10 Ratify Auditors For For Management 11 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- PNC FINANCIAL SERVICES GROUP, INC. Ticker: PNC Security ID: 693475105 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard O. Berndt For For Management 1.2 Elect Director Charles E. Bunch For For Management 1.3 Elect Director Paul W. Chellgren For For Management 1.4 Elect Director Robert N. Clay For For Management 1.5 Elect Director George A. Davidson, Jr. For For Management 1.6 Elect Director Kay Coles James For For Management 1.7 Elect Director Richard B. Kelson For For Management 1.8 Elect Director Bruce C. Lindsay For For Management 1.9 Elect Director Anthony A. Massaro For For Management 1.10 Elect Director Jane G. Pepper For For Management 1.11 Elect Director James E. Rohr For For Management 1.12 Elect Director Donald J. Shepard For For Management 1.13 Elect Director Lorene K. Steffes For For Management 1.14 Elect Director Dennis F. Strigl For For Management 1.15 Elect Director Stephen G. Thieke For For Management 1.16 Elect Director Thomas J. Usher For For Management 1.17 Elect Director George H. Walls, Jr. For For Management 1.18 Elect Director Helge H. Wehmeier For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- POLO RALPH LAUREN CORP. Ticker: RL Security ID: 731572103 Meeting Date: AUG 9, 2007 Meeting Type: Annual Record Date: JUN 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Frank A. Bennack, Jr. For For Management 1.2 Elect Joel L. Fleishman For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PPG INDUSTRIES, INC. Ticker: PPG Security ID: 693506107 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Hugh Grant For For Management 1.2 Elect Director Michele J. Hooper For For Management 1.3 Elect Director Robert Mehrbian For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PPL CORP. Ticker: PPL Security ID: 69351T106 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederick M. Bernthal For For Management 1.2 Elect Director Louise K. Goeser For For Management 1.3 Elect Director Keith H. Williamson For For Management 2 Eliminate Supermajority Vote Requirement For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Nance K. Dicciani For For Management 1.2 Elect Director Edward G. Galante For For Management 1.3 Elect Director Ira D. Hall For For Management 1.4 Elect Director Raymond W. LeBoeuf For For Management 1.5 Elect Director Larry D. McVay For For Management 1.6 Elect Director Wayne T. Smith For For Management 1.7 Elect Director H. Mitchell Watson, Jr. For For Management 1.8 Elect Director Robert L. Wood For For Management 2 Require Majority Vote for Non-Contested For For Management Election 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRECISION CASTPARTS CORP. Ticker: PCP Security ID: 740189105 Meeting Date: AUG 14, 2007 Meeting Type: Annual Record Date: JUN 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter R. Bridenbaugh For For Management 1.2 Elect Director Steven G. Rothmeier For For Management 1.3 Elect Director Rick Schmidt For For Management 1.4 Elect Director Daniel J. Murphy For For Management 2 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- PRINCIPAL FINANCIAL GROUP, INC. Ticker: PFG Security ID: 74251V102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Betsy J. Bernard For For Management 2 Elect Director Jocelyn Carter-Miller For For Management 3 Elect Director Gary C. Costley For For Management 4 Elect Director William T. Kerr For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- PROCTER & GAMBLE COMPANY, THE Ticker: PG Security ID: 742718109 Meeting Date: OCT 9, 2007 Meeting Type: Annual Record Date: AUG 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rajat K. Gupta For For Management 1.2 Elect Director A. G. Lafley For For Management 1.3 Elect Director Lynn M. Martin For For Management 1.4 Elect Director Johnathan A. Rodgers For For Management 1.5 Elect Director John F. Smith, Jr. For For Management 1.6 Elect Director Ralph Snyderman, M.D. For For Management 1.7 Elect Director Margaret C. Whitman For For Management 2 Ratify Auditor For For Management 3 Prohibit Executive Stock-Based Awards Against Against Shareholder 4 Report on Free Enterprise Initiatives Against Against Shareholder 5 Report on Animal Welfare Against Against Shareholder -------------------------------------------------------------------------------- PROGRESS ENERGY, INC. Ticker: PGN Security ID: 743263105 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James E. Bostic For For Management 2 Elect Director David L. Burner For For Management 3 Elect Director Harris E. DeLoach, Jr. For For Management 4 Elect Director William D. Johnson For For Management 5 Elect Director Robert W. Jones For For Management 6 Elect Director W. Steven Jones For For Management 7 Elect Director E. Marie McKee For For Management 8 Elect Director John H. Mullin, III For For Management 9 Elect Director Charles W. Pryor, Jr. For For Management 10 Elect Director Carlos A. Saladrigas For For Management 11 Elect Director Theresa M. Stone For For Management 12 Elect Director Alfred C. Tollison, Jr. For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- PROGRESSIVE CORP., THE Ticker: PGR Security ID: 743315103 Meeting Date: APR 18, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles A. Davis For For Management 1.2 Elect Director Bernadine P. Healy, M.D For For Management 1.3 Elect Director Jeffrey D. Kelly For For Management 1.4 Elect Director Abby F. Kohnstamm For For Management 2 Adopt Majority Voting for Uncontested For For Management Election of Directors 3 Amend Code of Regulations to Modify For For Management Definition of Director's Term of Office 4 Approve Increase in Size of Board For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- PROLOGIS Ticker: PLD Security ID: 743410102 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen L. Feinberg For For Management 1.2 Elect Director George L. Fotiades For For Management 1.3 Elect Director Christine N. Garvey For For Management 1.4 Elect Director Lawrence V. Jackson For For Management 1.5 Elect Director Donald P. Jacobs For For Management 1.6 Elect Director Jeffrey H. Schwartz For For Management 1.7 Elect Director D. Michael Steuert For For Management 1.8 Elect Director J. Andre Teixeira For For Management 1.9 Elect Director William D. Zollars For Withhold Management 1.10 Elect Director Andrea M. Zulberti For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRUDENTIAL FINANCIAL INC Ticker: PRU Security ID: 744320102 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederic K. Becker For For Management 1.2 Elect Director Gordon M. Bethune For For Management 1.3 Elect Director Gaston Caperton For For Management 1.4 Elect Director Gilbert F. Casellas For For Management 1.5 Elect Director James G. Cullen For For Management 1.6 Elect Director William H. Gray, III For For Management 1.7 Elect Director Mark B. Grier For For Management 1.8 Elect Director Jon F. Hanson For For Management 1.9 Elect Director Constance J. Horner For For Management 1.10 Elect Director Karl J. Krapek For For Management 1.11 Elect Director Christine A. Poon For For Management 1.12 Elect Director John R. Strangfield For For Management 1.13 Elect Director James A. Unruh For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PUBLIC SERVICE ENTERPRISE GROUP INC. Ticker: PEG Security ID: 744573106 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Conrad K. Harper For For Management 1.2 Elect Director Shirley Ann Jackson For For Management 1.3 Elect Director Thomas A. Renyi For For Management 2 Ratify Auditors For For Management 3 Limit Executive Compensation Against Against Shareholder 4 Require Director Nominee Qualifications Against Against Shareholder 5 Require Two Candidates for Each Board Against Against Shareholder Seat -------------------------------------------------------------------------------- PUBLIC STORAGE Ticker: PSA Security ID: 74460D109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Trustee B. Wayne Hughes For For Management 1.2 Elect Trustee Ronald L. Havner, Jr. For For Management 1.3 Elect Trustee Harvey Lenkin For For Management 1.4 Elect Trustee Dann V. Angeloff For For Management 1.5 Elect Trustee William C. Baker For For Management 1.6 Elect Trustee John T. Evans For For Management 1.7 Elect Trustee Uri P. Harkham For For Management 1.8 Elect Trustee B. Wayne Hughes, Jr For For Management 1.9 Elect Trustee Gary E. Pruitt For For Management 1.10 Elect Trustee Daniel C. Staton For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PULTE HOMES INC. Ticker: PHM Security ID: 745867101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard G. Wolford For For Management 1.2 Elect Director Cheryl W. Grise For For Management 1.3 Elect Director William B. Smith For Withhold Management 1.4 Elect Director Brian P. Anderson For Withhold Management 1.5 Elect Director Patrick J. O'Leary For Withhold Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Require a Majority Vote for the Election Against For Shareholder of Directors 5 Declassify the Board of Directors Against For Shareholder 6 Performance-Based Awards Against For Shareholder 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 8 Report on Climate Change Policies Against For Shareholder 9 Establish a Compliance Committee Against Against Shareholder -------------------------------------------------------------------------------- QLOGIC CORP. Ticker: QLGC Security ID: 747277101 Meeting Date: AUG 23, 2007 Meeting Type: Annual Record Date: JUL 2, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H.K. Desai For For Management 1.2 Elect Director Joel S. Birnbaum For For Management 1.3 Elect Director Larry R. Carter For For Management 1.4 Elect Director James R. Fiebiger For For Management 1.5 Elect Director Balakrishnan S. Iyer For For Management 1.6 Elect Director Carol L. Miltner For For Management 1.7 Elect Director George D. Wells For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUALCOMM INC. Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 11, 2008 Meeting Type: Annual Record Date: JAN 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Donald G. Cruickshank For For Management 1.3 Elect Director Raymond V. Dittamore For For Management 1.4 Elect Director Irwin Mark Jacobs For For Management 1.5 Elect Director Paul E. Jacobs For For Management 1.6 Elect Director Robert E. Kahn For For Management 1.7 Elect Director Sherry Lansing For For Management 1.8 Elect Director Duane A. Nelles For Withhold Management 1.9 Elect Director Marc I. Stern For For Management 1.10 Elect Director Brent Scowcroft For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUEST DIAGNOSTICS INCORPORATED Ticker: DGX Security ID: 74834L100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William F. Buehler For For Management 1.2 Elect Director Rosanne Haggerty For For Management 1.3 Elect Director Daniel C. Stanzione For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUESTAR CORP. Ticker: STR Security ID: 748356102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Phillips S. Baker, Jr. For For Management 1.2 Elect Director L. Richard Flury For For Management 1.3 Elect Director Bruce A. Williamson For For Management 1.4 Elect Director James A. Harmon For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors None For Shareholder -------------------------------------------------------------------------------- QWEST COMMUNICATIONS INTERNATIONAL INC. Ticker: Q Security ID: 749121109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward A. Mueller For For Management 2 Elect Director Linda G. Alvarado For For Management 3 Elect Director Charles L. Biggs For For Management 4 Elect Director K. Dane Brooksher For For Management 5 Elect Director Peter S. Hellman For For Management 6 Elect Director R. David Hoover For Against Management 7 Elect Director Patrick J. Martin For For Management 8 Elect Director Caroline Matthews For For Management 9 Elect Director Wayne W. Murdy For For Management 10 Elect Director Jan L. Murley For For Management 11 Elect Director Frank P. Popoff For For Management 12 Elect Director James A. Unruh For For Management 13 Elect Director Anthony Welters For For Management 14 Ratify Auditors For For Management 15 Submit Severance Agreement (Change in Against For Shareholder Control) to shareholder Vote 16 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- R. R. DONNELLEY & SONS CO. Ticker: RRD Security ID: 257867101 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Quinlan, III For For Management 2 Elect Director Stephen M. Wolf For For Management 3 Elect Director Lee A. Chaden For For Management 4 Elect Director E.V. (Rick) Goings For For Management 5 Elect Director Judith H. Hamilton For For Management 6 Elect Director Thomas S. Johnson For For Management 7 Elect Director John C. Pope For For Management 8 Elect Director Michael T. Riordan For For Management 9 Elect Director Oliver R. Sockwell For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For For Management 12 Report on Sustainable Forestry Against Against Shareholder 13 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- RADIOSHACK CORP. Ticker: RSH Security ID: 750438103 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Belatti For For Management 1.2 Elect Director Julian C. Day For For Management 1.3 Elect Director Robert S. Falcone For For Management 1.4 Elect Director Daniel R. Feehan For For Management 1.5 Elect Director Richard J. Hernandez For For Management 1.6 Elect Director H. Eugene Lockhart For For Management 1.7 Elect Director Jack L. Messman For For Management 1.8 Elect Director Thomas G. Plaskett For For Management 1.9 Elect Director Edwina D. Woodbury For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election For For Shareholder of Directors -------------------------------------------------------------------------------- RANGE RESOURCES CORPORATION Ticker: RRC Security ID: 75281A109 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles L. Blackburn For For Management 1.2 Elect Director Anthony V. Dub For For Management 1.3 Elect Director V. Richard Eales For For Management 1.4 Elect Director Allen Finkelson For For Management 1.5 Elect Director Jonathan S. Linker For For Management 1.6 Elect Director Kevin S. McCarthy For For Management 1.7 Elect Director John H. Pinkerton For For Management 1.8 Elect Director Jeffrey L. Ventura For For Management 2 Increase Authorized Common Stock For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RAYTHEON CO. Ticker: RTN Security ID: 755111507 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Barbara M. Barrett For For Management 2 Elect Director Vernon E. Clark For For Management 3 Elect Director John M. Deutch For For Management 4 Elect Director Frederic M. Poses For Against Management 5 Elect Director Michael C. Ruettgers For For Management 6 Elect Director Ronald L. Skates For For Management 7 Elect Director William R. Spivey For For Management 8 Elect Director Linda G. Stuntz For For Management 9 Elect Director William H. Swanson For For Management 10 Ratify Auditors For For Management 11 Establish SERP Policy Against For Shareholder 12 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- REGIONS FINANCIAL CORP. Ticker: RF Security ID: 7591EP100 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Cooper, Sr. For For Management 2 Elect Director Earnest W. Deavenport, Jr. For Against Management 3 Elect Director John E. Maupin, Jr. For For Management 4 Elect Director Charles D. McCrary For For Management 5 Elect Director Jorge M. Perez For For Management 6 Elect Director Spence L. Wilson For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- REYNOLDS AMERICAN INC Ticker: RAI Security ID: 761713106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Betsy S. Atkins For For Management 1.2 Elect Director Nana Mensah For For Management 1.3 Elect Director John J. Zillmer For For Management 1.4 Elect Director Lionel L. Nowell, III For For Management 2 Ratify Auditors For For Management 3 Adopt Human Rights Protocol For the Against For Shareholder Company and its Suppliers 4 Adopt Principles for Health Care Reform Against Against Shareholder 5 Implement the "Two Cigarette" Marketing Against Against Shareholder Approach -------------------------------------------------------------------------------- ROBERT HALF INTERNATIONAL INC. Ticker: RHI Security ID: 770323103 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew S. Berwick, Jr. For For Management 1.2 Elect Director Frederick P. Furth For For Management 1.3 Elect Director Edward W. Gibbons For For Management 1.4 Elect Director Harold M. Messmer, Jr. For For Management 1.5 Elect Director Thomas J. Ryan For For Management 1.6 Elect Director J. Stephen Schaub For For Management 1.7 Elect Director M. Keith Waddell For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- ROCKWELL AUTOMATION INC Ticker: ROK Security ID: 773903109 Meeting Date: FEB 6, 2008 Meeting Type: Annual Record Date: DEC 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bruce M. Rockwell For For Management 1.2 Elect Director Joseph F. Toot, Jr. For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- ROCKWELL COLLINS, INC. Ticker: COL Security ID: 774341101 Meeting Date: FEB 12, 2008 Meeting Type: Annual Record Date: DEC 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C.A. Davis For For Management 1.2 Elect Director R.E. Eberhart For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROHM AND HAAS CO. Ticker: ROH Security ID: 775371107 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William J. Avery For For Management 2 Elect Director Raj L. Gupta For For Management 3 Elect Director David W. Haas For For Management 4 Elect Director Thomas W. Haas For For Management 5 Elect Director Richard L. Keiser For For Management 6 Elect Director Rick J. Mills For For Management 7 Elect Director Sandra O. Moose For For Management 8 Elect Director Gilbert S. Omenn For For Management 9 Elect Director Gary L. Rogers For For Management 10 Elect Director Ronaldo H. Schmitz For For Management 11 Elect Director George M. Whitesides For For Management 12 Elect Director Marna.C. Whittington For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROWAN COMPANIES, INC. Ticker: RDC Security ID: 779382100 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: APR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D.F. McNease For For Management 2 Elect Director Lord Moynihan For For Management 3 Elect Director R.G. Croyle For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RYDER SYSTEM, INC. Ticker: R Security ID: 783549108 Meeting Date: MAY 2, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director L. Patrick Hassey For For Management 1.2 Elect Director Lynn M. Martin For For Management 1.3 Elect Director Hansel E. Tookes, II For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SAFECO CORP. Ticker: SAF Security ID: 786429100 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph W. Brown For For Management 1.2 Elect Director Kerry Killinger For For Management 1.3 Elect Director Gary F. Locke For For Management 1.4 Elect Director Gerardo I. Lopez For For Management 1.5 Elect Director Charles R. Rinehart For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SAFEWAY INC. Ticker: SWY Security ID: 786514208 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Burd For For Management 2 Elect Director Janet E. Grove For For Management 3 Elect Director Mohan Gyani For For Management 4 Elect Director Paul Hazen For For Management 5 Elect Director Frank C. Herringer For For Management 6 Elect Director Robert I. MacDonnell For For Management 7 Elect Director Douglas J. MacKenzie For For Management 8 Elect Director Kenneth W. Oder For For Management 9 Elect Director Rebecca A. Stirn For For Management 10 Elect Director William Y. Tauscher For For Management 11 Elect Director Raymond G. Viault For For Management 12 Ratify Auditors For For Management 13 Provide for Cumulative Voting Against For Shareholder 14 Submit SERP to Shareholder Vote Against For Shareholder 15 Adopt Policy on 10b5-1 Plans Against For Shareholder -------------------------------------------------------------------------------- SANDISK CORP. Ticker: SNDK Security ID: 80004C101 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Eli Harari For For Management 2 Elect Director Irwin Federman For For Management 3 Elect Director Steven J. Gomo For For Management 4 Elect Director Eddy W. Hartenstein For For Management 5 Elect Director Catherine P. Lego For For Management 6 Elect Director Michael E. Marks For For Management 7 Elect Director James D. Meindl For For Management 8 Ratify Auditors For For Management 9 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- SARA LEE CORP. Ticker: SLE Security ID: 803111103 Meeting Date: OCT 25, 2007 Meeting Type: Annual Record Date: SEP 4, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Brenda C. Barnes For For Management 2 Elect Director Christopher B. Begley For For Management 3 Elect Director Virgis W. Colbert For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director Laurette T. Koellner For For Management 6 Elect Director Cornelis J.A. Van Lede For For Management 7 Elect Director Sir Ian Prosser For For Management 8 Elect Director Rozanne L. Ridgway For For Management 9 Elect Director Norman R. Sorensen For For Management 10 Elect Director Jonathan P. Ward For For Management 11 Ratify Auditors For For Management 12 Approve Executive Incentive Bonus Plan For For Management 13 Report on Shareholder Proposal Process Against Against Shareholder 14 Amend Vote Requirements to Amend Against For Shareholder Articles/Bylaws/Charter 15 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- SCHERING-PLOUGH CORP. Ticker: SGP Security ID: 806605101 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Hans W. Becherer For For Management 1.2 Elect Director Thomas J. Colligan For For Management 1.3 Elect Director Fred Hassan For For Management 1.4 Elect Director C. Robert Kidder For For Management 1.5 Elect Director Eugene R. McGrath For For Management 1.6 Elect Director Carl E. Mundy, Jr. For For Management 1.7 Elect Director Antonio M. Perez For For Management 1.8 Elect Director Patricia F. Russo For For Management 1.9 Elect Director Jack L. Stahl For For Management 1.10 Elect Director Craig B. Thompson For For Management 1.11 Elect Director Kathryn C. Turner For For Management 1.12 Elect Director Robert F.W. van Oordt For For Management 1.13 Elect Director Arthur F. Weinbach For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SCHLUMBERGER LTD. Ticker: SLB Security ID: 806857108 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director P. Camus For For Management 1.2 Elect Director J.S. Gorelick For For Management 1.3 Elect Director A. Gould For For Management 1.4 Elect Director T. Isaac For For Management 1.5 Elect Director N. Kudryavtsev For For Management 1.6 Elect Director A. Lajous For For Management 1.7 Elect Director M.E. Marks For For Management 1.8 Elect Director D. Primat For For Management 1.9 Elect Director L.R. Reif For For Management 1.10 Elect Director T.I. Sandvold For For Management 1.11 Elect Director N. Seydoux For For Management 1.12 Elect Director L.G. Stuntz For For Management 2 ADOPTION AND APPROVAL OF FINANCIALS AND For For Management DIVIDENDS 3 APPROVAL OF ADOPTION OF THE SCHLUMBERGER For For Management 2008 STOCK INCENTIVE PLAN 4 APPROVAL OF INDEPENDENT REGISTERED PUBLIC For For Management ACCOUNTING FIRM -------------------------------------------------------------------------------- SEALED AIR CORPORATION Ticker: SEE Security ID: 81211K100 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Hank Brown For For Management 2 Elect Director Michael Chu For For Management 3 Elect Director Lawrence R. Codey For For Management 4 Elect Director T. J. Dermot Dunphy For For Management 5 Elect Director Charles F. Farrell, Jr. For For Management 6 Elect Director William V. Hickey For For Management 7 Elect Director Jacqueline B. Kosecoff For For Management 8 Elect Director Kenneth P. Manning For For Management 9 Elect Director William J. Marino For For Management 10 Amend Omnibus Stock Plan For For Management 11 Amend Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- SEARS HOLDINGS CORPORATION Ticker: SHLD Security ID: 812350106 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William C. Crowley For For Management 1.2 Elect Director Edward S. Lampert For For Management 1.3 Elect Director Steven T. Mnuchin For For Management 1.4 Elect Director Richard C. Perry For For Management 1.5 Elect Director Ann N. Reese For For Management 1.6 Elect Director Kevin B. Rollins For For Management 1.7 Elect Director Emily Scott For For Management 1.8 Elect Director Thomas J. Tisch For For Management 2 Ratify Auditors For For Management 3 Adopt Policy for Engagement With Against Against Shareholder Proponents of Shareholder Proposals Supported by a Majority Vote -------------------------------------------------------------------------------- SEMPRA ENERGY Ticker: SRE Security ID: 816851109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Collato For For Management 2 Elect Director Wilford D. Godbold Jr. For For Management 3 Elect Director Richard G. Newman For For Management 4 Elect Director Carlos Ruiz Sacristan For For Management 5 Elect Director William C. Rusnack For For Management 6 Elect Director William P. Rutledge For For Management 7 Elect Director Lynn Schenk For For Management 8 Elect Director Neal E. Schmale For For Management 9 Ratify Auditors For For Management 10 Approve Omnibus Stock Plan For For Management 11 Eliminate Supermajority Vote Requirement For For Management 12 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- SHERWIN-WILLIAMS CO., THE Ticker: SHW Security ID: 824348106 Meeting Date: APR 16, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Arthur F. Anton For For Management 1.2 Elect Director James C. Boland For For Management 1.3 Elect Director Christopher M. Connor For For Management 1.4 Elect Director Daniel E. Evans For For Management 1.5 Elect Director David F. Hodnik For For Management 1.6 Elect Director Susan J. Kropf For For Management 1.7 Elect Director Robert W. Mahoney For For Management 1.8 Elect Director Gary E. McCullough For For Management 1.9 Elect Director A. Malachi Mixon, III For For Management 1.10 Elect Director Curtis E. Moll For For Management 1.11 Elect Director Richard K. Smucker For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- SIGMA-ALDRICH CORP. Ticker: SIAL Security ID: 826552101 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rebecca M. Bergman For For Management 1.2 Elect Director David R. Harvey For For Management 1.3 Elect Director W. Lee McCollum For For Management 1.4 Elect Director Jai P. Nagarkatti For For Management 1.5 Elect Director Avi M. Nash For For Management 1.6 Elect Director Steven M. Paul For For Management 1.7 Elect Director J. Pedro Reinhard For For Management 1.8 Elect Director Timothy R.G. Sear For For Management 1.9 Elect Director D. Dean Spatz For For Management 1.10 Elect Director Barrett A. Toan For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SIMON PROPERTY GROUP, INC. Ticker: SPG Security ID: 828806109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Birch Bayh For For Management 1.2 Elect Director Melvyn E. Bergstein For For Management 1.3 Elect Director Linda Walker Bynoe For For Management 1.4 Elect Director Karen N. Horn For For Management 1.5 Elect Director Reuben S. Leibowitz For For Management 1.6 Elect Director J. Albert Smith, Jr. For For Management 1.7 Elect Director Pieter S. van den Berg For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- SLM CORPORATION Ticker: SLM Security ID: 78442P106 Meeting Date: AUG 15, 2007 Meeting Type: Special Record Date: JUN 29, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- SLM CORPORATION Ticker: SLM Security ID: 78442P106 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann Torre Bates For For Management 2 Elect Director W.M. Diefenderfer III For For Management 3 Elect Director Diane Suitt Gilleland For Against Management 4 Elect Director Earl A. Goode For Against Management 5 Elect Director Ronald F. Hunt For For Management 6 Elect Director Albert L. Lord For For Management 7 Elect Director Michael E. Martin For For Management 8 Elect Director Barry A. Munitz For Against Management 9 Elect Director Howard H. Newman For For Management 10 Elect Director A. Alexander Porter, Jr. For For Management 11 Elect Director Frank C. Puleo For For Management 12 Elect Director Wolfgang Schoellkopf For Against Management 13 Elect Director Steven L. Shapiro For Against Management 14 Elect Director Anthony P. Terracciano For For Management 15 Elect Director Barry L. Williams For For Management 16 Approve Increase in Size of Board For For Management 17 Ratify Auditors For For Management -------------------------------------------------------------------------------- SMITH INTERNATIONAL, INC. Ticker: SII Security ID: 832110100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Loren K. Carroll For For Management 1.2 Elect Director Dod A. Fraser For For Management 2 Amend Omnibus Stock Plan For For Management 3 Increase Authorized Common Stock For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SNAP-ON INCORPORATED Ticker: SNA Security ID: 833034101 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roxanne J. Decyk For For Management 2 Elect Director Nicholas T. Pinchuk For For Management 3 Elect Director Richard F. Teerlink For For Management 4 Elect Director James P. Holden For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- SOLECTRON CORP. Ticker: SLR Security ID: 834182107 Meeting Date: SEP 27, 2007 Meeting Type: Special Record Date: AUG 6, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- SOUTHERN COMPANY Ticker: SO Security ID: 842587107 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Juanita Powell Baranco For For Management 1.2 Elect Director Dorrit J. Bern For For Management 1.3 Elect Director Francis S. Blake For For Management 1.4 Elect Director Jon A. Boscia For For Management 1.5 Elect Director Thomas F. Chapman For For Management 1.6 Elect Director H. William Habermeyer, Jr. For For Management 1.7 Elect Director Warren A. Hood, Jr. For For Management 1.8 Elect Director Donald M. James For For Management 1.9 Elect Director J. Neal Purcell For For Management 1.10 Elect Director David M. Ratcliffe For For Management 1.11 Elect Director William G. Smith, Jr. For For Management 1.12 Elect Director Gerald J. St. Pe For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting and Eliminate For For Management Cumulative Voting for Uncontested Election of Directors 4 Eliminate Cumulative Voting For For Management 5 Adopt Quantitative GHG Goals From Against Against Shareholder Operations -------------------------------------------------------------------------------- SOUTHWEST AIRLINES CO. Ticker: LUV Security ID: 844741108 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Biegler For For Management 1.2 Elect Director Louis E. Caldera For For Management 1.3 Elect Director C. Webb Crockett For Withhold Management 1.4 Elect Director William H. Cunningham For For Management 1.5 Elect Director Travis C. Johnson For For Management 1.6 Elect Director Gary C. Kelly For For Management 1.7 Elect Director Nancy B. Loeffler For For Management 1.8 Elect Director John T. Montford For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors 4 Establish a Compensation Committee Against For Shareholder 5 Prepare Sustainability Report Against For Shareholder -------------------------------------------------------------------------------- SOVEREIGN BANCORP, INC. Ticker: SOV Security ID: 845905108 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph P. Campanelli For For Management 1.2 Elect Director William J. Moran For For Management 1.3 Elect Director Maria Fiorini Ramirez For For Management 1.4 Elect Director Alberto Sanchez For Withhold Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: OCT 31, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pamela L. Carter For For Management 1.2 Elect Director William T. Esrey For For Management 1.3 Elect Director Fred J. Fowler For For Management 1.4 Elect Director Dennis R. Hendrix For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul M. Anderson For For Management 1.2 Elect Director Austin A. Adams For For Management 1.3 Elect Director F. Anthony Comper For For Management 1.4 Elect Director Michael McShane For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPRINT NEXTEL CORP Ticker: S Security ID: 852061100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert R. Bennett For For Management 2 Elect Director Gordon M. Bethune For For Management 3 Elect Director Larry C. Glasscock For For Management 4 Elect Director James H. Hance, Jr. For For Management 5 Elect Director Daniel R. Hesse For For Management 6 Elect Director V. Janet Hill For For Management 7 Elect Director Irvine O. Hockaday, Jr. For For Management 8 Elect Director Rodney O?Neal For For Management 9 Elect Director Ralph V. Whitworth For For Management 10 Ratify Auditors For For Management 11 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- ST. JUDE MEDICAL, INC. Ticker: STJ Security ID: 790849103 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard R. Devenuti For For Management 1.2 Elect Director Stuart M. Essig For For Management 1.3 Elect Director Thomas H. Garrett III For For Management 1.4 Elect Director Wendy L. Yarno For For Management 2 Amend Omnibus Stock Plan For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- STANLEY WORKS, THE Ticker: SWK Security ID: 854616109 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Carlos M. Cardoso For For Management 1.2 Elect Director Robert B. Coutts For For Management 1.3 Elect Director Marianne Miller Parrs For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- STAPLES, INC. Ticker: SPLS Security ID: 855030102 Meeting Date: JUN 9, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Basil L. Anderson For For Management 2 Elect Director Arthur M. Blank For For Management 3 Elect Director Mary Elizabeth Burton For For Management 4 Elect Director Justin King For For Management 5 Elect Director Carol Meyrowitz For For Management 6 Elect Director Rowland T. Moriarty For For Management 7 Elect Director Robert C. Nakasone For For Management 8 Elect Director Ronald L. Sargent For For Management 9 Elect Director Robert E. Sulentic For For Management 10 Elect Director Martin Trust For For Management 11 Elect Director Vijay Vishwanath For For Management 12 Elect Director Paul F. Walsh For For Management 13 Reduce Supermajority Vote Requirement For For Management 14 Approve Executive Incentive Bonus Plan For For Management 15 Amend Omnibus Stock Plan For For Management 16 Ratify Auditors For For Management 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- STARBUCKS CORP. Ticker: SBUX Security ID: 855244109 Meeting Date: MAR 19, 2008 Meeting Type: Annual Record Date: JAN 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard Schultz For For Management 2 Elect Director Barbara Bass For For Management 3 Elect Director William W. Bradley For For Management 4 Elect Director Mellody Hobson For For Management 5 Elect Director Olden Lee For For Management 6 Elect Director James G. Shennan, Jr. For For Management 7 Elect Director Javier G. Teruel For For Management 8 Elect Director Myron E. Ullman, III For For Management 9 Elect Director Craig E. Weatherup For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- STARWOOD HOTELS & RESORTS WORLDWIDE, INC. Ticker: HOT Security ID: 85590A401 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adam Aron For For Management 1.2 Elect Director Charlene Barshefsky For For Management 1.3 Elect Director Bruce Duncan For For Management 1.4 Elect Director Lizanne Galbreath For For Management 1.5 Elect Director Eric Hippeau For For Management 1.6 Elect Director Stephen R. Quazzo For For Management 1.7 Elect Director Thomas O. Ryder For For Management 1.8 Elect Director Frits Van Paasschen For For Management 1.9 Elect Director Kneeland C. Youngblood For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- STATE STREET CORP. (BOSTON) Ticker: STT Security ID: 857477103 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director K. Burnes For For Management 1.2 Elect Director P. Coym For For Management 1.3 Elect Director N. Darehshori For For Management 1.4 Elect Director A. Fawcett For For Management 1.5 Elect Director D. Gruber For For Management 1.6 Elect Director L. Hill For For Management 1.7 Elect Director C. LaMantia For For Management 1.8 Elect Director R. Logue For For Management 1.9 Elect Director M. Miskovic For For Management 1.10 Elect Director R. Sergel For For Management 1.11 Elect Director R. Skates For For Management 1.12 Elect Director G. Summe For For Management 1.13 Elect Director R. Weissman For For Management 2 Ratify Auditors For For Management 3 Limit Auditor from Providing Non-Audit Against Against Shareholder Services -------------------------------------------------------------------------------- STRYKER CORP. Ticker: SYK Security ID: 863667101 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Brown For For Management 1.2 Elect Director Howard E. Cox, Jr. For For Management 1.3 Elect Director Donald M. Engelman For For Management 1.4 Elect Director Jerome H. Grossman For For Management 1.5 Elect Director Louise L. Francesconi For For Management 1.6 Elect Director Stephen P. MacMillan For For Management 1.7 Elect Director William U. Parfet For For Management 1.8 Elect Director Ronda E. Stryker For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- SUN MICROSYSTEMS, INC. Ticker: JAVA Security ID: 866810104 Meeting Date: NOV 8, 2007 Meeting Type: Annual Record Date: SEP 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Scott G. Mcnealy For For Management 1.2 Elect Director James L. Barksdale For For Management 1.3 Elect Director Stephen M. Bennett For For Management 1.4 Elect Director Peter L.S. Currie For For Management 1.5 Elect Director Robert J. Finocchio, Jr For For Management 1.6 Elect Director Michael E. Marks For For Management 1.7 Elect Director Patricia E. Mitchell For For Management 1.8 Elect Director M. Kenneth Oshman For For Management 1.9 Elect Director P. Anthony Ridder For For Management 1.10 Elect Director Jonathan I. Schwartz For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Approve Reverse Stock Split For For Management 5 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 6 Adopt Simple Majority Vote Against For Shareholder -------------------------------------------------------------------------------- SUNOCO, INC. Ticker: SUN Security ID: 86764P109 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: FEB 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R. J. Darnall For For Management 1.2 Elect Director J. G. Drosdick For For Management 1.3 Elect Director G. W. Edwards For For Management 1.4 Elect Director U. O. Fairbairn For For Management 1.5 Elect Director T. P. Gerrity For For Management 1.6 Elect Director R. B. Greco For For Management 1.7 Elect Director J. P. Jones, III For For Management 1.8 Elect Director J. G. Kaiser For For Management 1.9 Elect Director R. A. Pew For For Management 1.10 Elect Director G. J. Ratcliffe For For Management 1.11 Elect Director J. W. Rowe For For Management 1.12 Elect Director J. K. Wulff For For Management 2 Approve Stock Option Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SUNTRUST BANKS, INC. Ticker: STI Security ID: 867914103 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patricia C. Frist For For Management 1.2 Elect Director Blake P. Garrett, Jr. For For Management 1.3 Elect Director Douglas Ivester For For Management 1.4 Elect Director Karen Hastie Williams For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SUPERVALU INC. Ticker: SVU Security ID: 868536103 Meeting Date: JUN 26, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director A. Gary Ames For For Management 2 Elect Director Philip L. Francis For For Management 3 Elect Director Edwin C. Gage For For Management 4 Elect Director Garnett L. Keith, Jr. For For Management 5 Elect Director Marissa T. Peterson For For Management 6 Ratify Auditors For For Management 7 Adopt Purchasing Preference for Suppliers Against Against Shareholder Using CAK 8 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- SYMANTEC CORP. Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 13, 2007 Meeting Type: Annual Record Date: JUL 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael Brown For For Management 1.2 Elect Director William T. Coleman For For Management 1.3 Elect Director Frank E. Dangeard For For Management 1.4 Elect Director David L. Mahoney For For Management 1.5 Elect Director Robert S. Miller For For Management 1.6 Elect Director George Reyes For Withhold Management 1.7 Elect Director Daniel H. Schulman For For Management 1.8 Elect Director John W. Thompson For For Management 1.9 Elect Director V. Paul Unruh For For Management 2 Amend Outside Director Stock Awards in For For Management Lieu of Cash 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- SYSCO CORPORATION Ticker: SYY Security ID: 871829107 Meeting Date: NOV 9, 2007 Meeting Type: Annual Record Date: SEP 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John M. Cassaday For For Management 2 Elect Director Manuel A. Fernandez For For Management 3 Elect Director Jackie M. Ward For For Management 4 Approve Omnibus Stock Plan For For Management 5 Amend Qualified Employee Stock Purchase For For Management Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- T. ROWE PRICE GROUP, INC. Ticker: TROW Security ID: 74144T108 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward C. Bernard For For Management 2 Elect Director James T. Brady For For Management 3 Elect Director ) J. Alfred Broaddus, Jr. For For Management 4 Elect Director Donald B. Hebb, Jr. For For Management 5 Elect Director James A.C. Kennedy For For Management 6 Elect Director Brian C. Rogers For For Management 7 Elect Director Dr. Alfred Sommer For For Management 8 Elect Director Dwight S. Taylor For For Management 9 Elect Director Anne Marie Whittemore For For Management 10 Increase Authorized Common Stock For For Management 11 Ratify Auditors For For Management 12 Other Business For Against Management -------------------------------------------------------------------------------- TARGET CORPORATION Ticker: TGT Security ID: 87612E106 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roxanne S. Austin For For Management 2 Elect Director James A. Johnson For For Management 3 Elect Director Mary E. Minnick For For Management 4 Elect Director Derica W. Rice For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TECO ENERGY, INC. Ticker: TE Security ID: 872375100 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: FEB 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director DuBose Ausley For For Management 2 Elect Director James L. Ferman, Jr. For For Management 3 Elect Director John B. Ramil For For Management 4 Elect Director Paul L. Whiting For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEKTRONIX, INC. Ticker: TEK Security ID: 879131100 Meeting Date: SEP 27, 2007 Meeting Type: Annual Record Date: JUL 23, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pauline Lo Alker For For Management 1.2 Elect Director A. Gary Ames For For Management 1.3 Elect Director Gerry B. Cameron For For Management 1.4 Elect Director David N. Campbell For For Management 1.5 Elect Director Frank C. Gill For For Management 1.6 Elect Director Kaj Juul-Pedersen For For Management 1.7 Elect Director Robin L. Washington For For Management 1.8 Elect Director Richard H. Wills For For Management 1.9 Elect Director Cyril J. Yansouni For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TELLABS, INC. Ticker: TLAB Security ID: 879664100 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank Ianna For For Management 2 Elect Director Stephanie Pace Marshall For For Management 3 Elect Director William F. Souders For For Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TENET HEALTHCARE CORP. Ticker: THC Security ID: 88033G100 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Ellis "Jeb" Bush For For Management 1.2 Elect Director Trevor Fetter For For Management 1.3 Elect Director Brenda J. Gaines For For Management 1.4 Elect Director Karen M. Garrison For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director J. Robert Kerrey For For Management 1.7 Elect Director Floyd D. Loop For For Management 1.8 Elect Director Richard R. Pettingill For For Management 1.9 Elect Director James A. Unruh For For Management 1.10 Elect Director J. McDonald Williams For For Management 2 Approve Omnibus Stock Plan For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Eliminate Supermajority Vote Requirement For For Management 5 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 6 Pay For Superior Performance Against For Shareholder 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- TERADATA CORPORATION Ticker: TDC Security ID: 88076W103 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David E. Kepler For For Management 2 Elect Director William S. Stavropoulos For For Management 3 Elect Director C. K. Prahalad For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- TERADYNE, INC. Ticker: TER Security ID: 880770102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James W. Bagley For For Management 2 Elect Director Michael A. Bradley For For Management 3 Elect Director Albert Carnesale For For Management 4 Elect Director Edwin J. Gillis For For Management 5 Elect Director Vincent M. O'Reilly For For Management 6 Elect Director Paul J. Tufano For For Management 7 Elect Director Roy A. Vallee For For Management 8 Elect Director Patricia S. Wolpert For For Management 9 Amend Omnibus Stock Plan For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEREX CORP. Ticker: TEX Security ID: 880779103 Meeting Date: JUL 17, 2007 Meeting Type: Special Record Date: MAY 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- TEREX CORP. Ticker: TEX Security ID: 880779103 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald M. DeFeo For For Management 1.2 Elect Director G. Chris Andersen For For Management 1.3 Elect Director Paula H.J. Cholmondeley For For Management 1.4 Elect Director Don DeFosset For For Management 1.5 Elect Director William H. Fike For For Management 1.6 Elect Director Thomas J. Hansen For For Management 1.7 Elect Director Donald P. Jacobs For For Management 1.8 Elect Director David A. Sachs For For Management 1.9 Elect Director Oren G. Shaffer For For Management 1.10 Elect Director David C. Wang For For Management 1.11 Elect Director Helge H. Wehmeier For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TESORO CORP. Ticker: TSO Security ID: 881609101 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Goldman For For Management 1.2 Elect Director Steven H. Grapstein For For Management 1.3 Elect Director William J. Johnson For For Management 1.4 Elect Director Rodney F. Chase For For Management 1.5 Elect Director Donald H. Schmude For For Management 1.6 Elect Director Bruce A. Smith For For Management 1.7 Elect Director John F. Bookout, III For For Management 1.8 Elect Director Michael E. Wiley For For Management 1.9 Elect Director J.W. (Jim) Nokes For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEXAS INSTRUMENTS, INC. Ticker: TXN Security ID: 882508104 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James R. Adams For For Management 2 Elect Director David L. Boren For For Management 3 Elect Director Daniel A. Carp For For Management 4 Elect Director Carrie S. Cox For For Management 5 Elect Director David R. Goode For For Management 6 Elect Director Pamela H. Patsley For For Management 7 Elect Director Wayne R. Sanders For For Management 8 Elect Director Ruth J. Simmons For For Management 9 Elect Director Richard K. Templeton For For Management 10 Elect Director Christine Todd Whitman For For Management 11 Ratify Auditors For For Management 12 Require Director Nominee Qualifications Against Against Shareholder -------------------------------------------------------------------------------- TEXTRON INC. Ticker: TXT Security ID: 883203101 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul E. Gagne For For Management 2 Elect Director Dain M. Hancock For For Management 3 Elect Director Lloyd G. Trotter For For Management 4 Elect Director Thomas B. Wheeler For For Management 5 Ratify Auditors For For Management 6 Report on Foreign Military Sales Against Against Shareholder 7 Adopt Anti Gross-up Policy Against For Shareholder -------------------------------------------------------------------------------- THERMO FISHER SCIENTIFIC INC. Ticker: TMO Security ID: 883556102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Scott M. Sperling For For Management 2 Elect Director Bruce L. Koepfgen For For Management 3 Elect Director Michael E. Porter For For Management 4 Approve Omnibus Stock Plan For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TIFFANY & CO. Ticker: TIF Security ID: 886547108 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Kowalski For For Management 2 Elect Director Rose Marie Bravo For For Management 3 Elect Director Gary E. Costley For For Management 4 Elect Director Lawrence K. Fish For For Management 5 Elect Director Abby F. Kohnstamm For For Management 6 Elect Director Charles K. Marquis For For Management 7 Elect Director Peter W. May For For Management 8 Elect Director J. Thomas Presby For For Management 9 Elect Director William A. Shutzer For For Management 10 Ratify Auditors For For Management 11 Approve Non-Employee Director Omnibus For For Management Stock Plan -------------------------------------------------------------------------------- TIME WARNER INC Ticker: TWX Security ID: 887317105 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James L. Barksdale For For Management 2 Elect Director Jeffrey L. Bewkes For For Management 3 Elect Director Stephen F. Bollenbach For For Management 4 Elect Director Frank J. Caufield For For Management 5 Elect Director Robert C. Clark For For Management 6 Elect Director Mathias Dopfner For For Management 7 Elect Director Jessica P. Einhorn For For Management 8 Elect Director Reuben Mark For For Management 9 Elect Director Michael A. Miles For For Management 10 Elect Director Kenneth J. Novack For For Management 11 Elect Director Richard D. Parsons For For Management 12 Elect Director Deborah C. Wright For For Management 13 Eliminate Supermajority Vote Requirement For For Management 14 Amend Executive Incentive Bonus Plan For For Management 15 Ratify Auditors For For Management 16 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- TITANIUM METALS CORP. Ticker: TIE Security ID: 888339207 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith R. Coogan For For Management 1.2 Elect Director Glenn R. Simmons For For Management 1.3 Elect Director Harold C. Simmons For Withhold Management 1.4 Elect Director Thomas P. Stafford For For Management 1.5 Elect Director Steven L. Watson For For Management 1.6 Elect Director Terry N. Worrell For For Management 1.7 Elect Director Paul J. Zucconi For For Management 2 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- TJX COMPANIES, INC., THE Ticker: TJX Security ID: 872540109 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jose B. Alvarez For For Management 1.2 Elect Director Alan M. Bennett For For Management 1.3 Elect Director David A. Brandon For Withhold Management 1.4 Elect Director Bernard Cammarata For For Management 1.5 Elect Director David T. Ching For For Management 1.6 Elect Director Michael F. Hines For For Management 1.7 Elect Director Amy B. Lane For For Management 1.8 Elect Director Carol Meyrowitz For For Management 1.9 Elect Director John F. O'Brien For For Management 1.10 Elect Director Robert F. Shapiro For For Management 1.11 Elect Director Willow B. Shire For For Management 1.12 Elect Director Fletcher H. Wiley For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Directors 4 Implement MacBride Principles Against Against Shareholder -------------------------------------------------------------------------------- TORCHMARK CORP. Ticker: TMK Security ID: 891027104 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark S. McAndrew For For Management 1.2 Elect Director Sam R. Perry For For Management 1.3 Elect Director Lamar C. Smith For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Pay For Superior Performance Against For Shareholder -------------------------------------------------------------------------------- TOTAL SYSTEM SERVICES, INC. Ticker: TSS Security ID: 891906109 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: FEB 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kriss Cloninger III For For Management 1.2 Elect Director G. Wayne Clough For For Management 1.3 Elect Director H. Lynn Page For For Management 1.4 Elect Director Philip W. Tomlinson For For Management 1.5 Elect Director Richard W. Ussery For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TRANE INC. Ticker: TT Security ID: 892893108 Meeting Date: JUN 5, 2008 Meeting Type: Special Record Date: APR 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- TRANSOCEAN INC. Ticker: RIG Security ID: G90078109 Meeting Date: NOV 9, 2007 Meeting Type: Court Record Date: OCT 1, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE SCHEME OF ARRANGEMENT, For For Management ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX G, WHICH PROVIDES FOR THE RECLASSIFICATION OF OUR ORDINARY SHARES. 2 APPROVAL OF THE ISSUANCE OF OUR ORDINARY For For Management SHARES TO SHAREHOLDERS OF GLOBALSANTAFE CORPORATION IN THE MERGER UNDER THE TERMS OF THE AGREEMENT AND PLAN OF MERGER, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX A. 3 APPROVAL OF THE AMENDMENT AND RESTATEMENT For For Management OF OUR MEMORANDUM AND ARTICLES OF ASSOCIATION TO, AMONG OTHER THINGS, INCREASE THE MAXIMUM NUMBER OF DIRECTORS CONSTITUTING THE BOARD OF DIRECTORS OF TRANSOCEAN INC. FROM 13 TO 14. -------------------------------------------------------------------------------- TRANSOCEAN INC. Ticker: RIG Security ID: G90073100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: JON A. MARSHALL For For Management 2 ELECTION OF DIRECTOR: MARTIN B. MCNAMARA For For Management 3 ELECTION OF DIRECTOR: ROBERT E. ROSE For For Management 4 ELECTION OF DIRECTOR: IAN C. STRACHAN For For Management 5 APPROVAL OF THE APPOINTMENT OF ERNST & For For Management YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008. -------------------------------------------------------------------------------- TRAVELERS COMPANIES, INC., THE Ticker: TRV Security ID: 89417E109 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alan L. Beller For For Management 1.2 Elect Director John H. Dasburg For For Management 1.3 Elect Director Janet M. Dolan For For Management 1.4 Elect Director Kenneth M. Duberstein For For Management 1.5 Elect Director Jay S. Fishman For For Management 1.6 Elect Director Lawrence G. Graev For For Management 1.7 Elect Director Patricia L. Higgins For For Management 1.8 Elect Director Thomas R. Hodgson For For Management 1.9 Elect Director Cleve L. Killingsworth, For For Management Jr. 1.10 Elect Director Robert I. Lipp For For Management 1.11 Elect Director Blythe J. McGarvie For For Management 1.12 Elect Director Glen D. Nelson, M.D. For For Management 1.13 Elect Director Laurie J. Thomsen For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TRIBUNE CO. Ticker: TRB Security ID: 896047107 Meeting Date: AUG 21, 2007 Meeting Type: Special Record Date: JUL 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- TXU CORP. Ticker: TXU Security ID: 873168108 Meeting Date: SEP 7, 2007 Meeting Type: Annual Record Date: JUL 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management 3.1 Elect Director Leldon E. Echols For For Management 3.2 Elect Director Kerney Laday For For Management 3.3 Elect Director Jack E. Little For For Management 3.4 Elect Director Gerardo I. Lopez For For Management 3.5 Elect Director J. E. Oesterreicher For For Management 3.6 Elect Director Michael W. Ranger For For Management 3.7 Elect Director Leonard H. Roberts For For Management 3.8 Elect Director Glenn F. Tilton For For Management 3.9 Elect Director C. John Wilder For For Management 4 Ratify Auditors For For Management 5 Adopt Quantitative Emissions Goals Against Against Shareholder 6 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- TYCO ELECTRONICS LTD. Ticker: TEL Security ID: G9144P105 Meeting Date: MAR 10, 2008 Meeting Type: Annual Record Date: JAN 8, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pierre R. Brondeau For For Management 1.2 Elect Director Ram Charan For For Management 1.3 Elect Director Juergen W. Gromer For For Management 1.4 Elect Director Robert M. Hernandez For For Management 1.5 Elect Director Thomas J. Lynch For For Management 1.6 Elect Director Daniel J. Phelan For For Management 1.7 Elect Director Frederic M. Poses For Withhold Management 1.8 Elect Director Lawrence S. Smith For For Management 1.9 Elect Director Paula A. Sneed For For Management 1.10 Elect Director David P. Steiner For For Management 1.11 Elect Director Sandra S. Wijnberg For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TYCO INTERNATIONAL LTD. Ticker: TYC Security ID: G9143X208 Meeting Date: MAR 13, 2008 Meeting Type: Annual Record Date: JAN 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis C. Blair For For Management 1.2 Elect Director Edward D. Breen For For Management 1.3 Elect Director Brian Duperreault For For Management 1.4 Elect Director Bruce S. Gordon For For Management 1.5 Elect Director Rajiv L. Gupta For For Management 1.6 Elect Director John A. Krol For For Management 1.7 Elect Director Brendan R. O'Neill For For Management 1.8 Elect Director William S. Stavropoulos For For Management 1.9 Elect Director Sandra S. Wijnberg For For Management 1.10 Elect Director Jerome B. York For For Management 1.11 Elect Director Timothy M. Donahue For For Management 2 Ratify Auditors For For Management 3 AMENDMENTS TO THE COMPANY S BYE-LAWS For For Management -------------------------------------------------------------------------------- TYSON FOODS, INC. Ticker: TSN Security ID: 902494103 Meeting Date: FEB 1, 2008 Meeting Type: Annual Record Date: DEC 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Don Tyson For Withhold Management 1.2 Elect Director John Tyson For Withhold Management 1.3 Elect Director Richard L. Bond For Withhold Management 1.4 Elect Director Scott T. Ford For Withhold Management 1.5 Elect Director Lloyd V. Hackley For Withhold Management 1.6 Elect Director Jim Kever For Withhold Management 1.7 Elect Director Kevin M. McNamara For For Management 1.8 Elect Director JoAnn R. Smith For Withhold Management 1.9 Elect Director Barbara A. Tyson For Withhold Management 1.10 Elect Director Albert C. Zapanta For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- U.S. BANCORP Ticker: USB Security ID: 902973304 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Joel W. Johnson For For Management 3 Elect Director David B. O'Maley For For Management 4 Elect Director O'Dell M. Owens For For Management 5 Elect Director Craig D. Schnuck For For Management 6 Ratify Auditors For For Management 7 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 8 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- UNION PACIFIC CORP. Ticker: UNP Security ID: 907818108 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: FEB 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Andrew H. Card, Jr. For For Management 2 Elect Director Erroll B. Davis, Jr. For For Management 3 Elect Director Thomas J. Donohue For For Management 4 Elect Director Archie W. Dunham For For Management 5 Elect Director Judith Richards Hope For For Management 6 Elect Director Charles C. Krulak For For Management 7 Elect Director Michael W. McConnell For For Management 8 Elect Director Thomas F. McLarty III For For Management 9 Elect Director Steven R. Rogel For For Management 10 Elect Director James R. Young For For Management 11 Ratify Auditors For For Management 12 Increase Authorized Common Stock For For Management 13 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- UNITED PARCEL SERVICE, INC. Ticker: UPS Security ID: 911312106 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director F. Duane Ackerman For For Management 1.2 Elect Director Michael J. Burns For For Management 1.3 Elect Director D. Scott Davis For For Management 1.4 Elect Director Stuart E. Eizenstat For For Management 1.5 Elect Director Michael L. Eskew For For Management 1.6 Elect Director Ann M. Livermore For For Management 1.7 Elect Director Rudy Markham For For Management 1.8 Elect Director John W. Thompson For For Management 1.9 Elect Director Carol B. Tome For For Management 1.10 Elect Director Ben Verwaayen For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- UNITED STATES STEEL CORP. Ticker: X Security ID: 912909108 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Gephardt For For Management 1.2 Elect Director Glenda G. McNeal For For Management 1.3 Elect Director Patricia A. Tracey For For Management 1.4 Elect Director Graham B. Spanier For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- UNITED TECHNOLOGIES CORP. Ticker: UTX Security ID: 913017109 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Louis R. Chenevert For For Management 1.2 Elect Director George David For For Management 1.3 Elect Director John V. Faraci For For Management 1.4 Elect Director Jean-Pierre Garnier For For Management 1.5 Elect Director Jamie S. Gorelick For For Management 1.6 Elect Director Charles R. Lee For For Management 1.7 Elect Director Richard D. McCormick For For Management 1.8 Elect Director Harold McGraw III For For Management 1.9 Elect Director Richard B. Myers For For Management 1.10 Elect Director H. Patrick Swygert For For Management 1.11 Elect Director Andre Villeneuve For For Management 1.12 Elect Director Christine Todd Whitman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Adopt Principles for Health Care Reform Against Against Shareholder 5 Improve Human Rights Standards or Against For Shareholder Policies 6 Pay For Superior Performance Against For Shareholder 7 Report on Foreign Military Sales Against Against Shareholder -------------------------------------------------------------------------------- UNITEDHEALTH GROUP INCORPORATED Ticker: UNH Security ID: 91324P102 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William C. Ballard, Jr. For For Management 2 Elect Director Richard T. Burke For For Management 3 Elect Director Robert J. Darretta For For Management 4 Elect Director Stephen J. Hemsley For For Management 5 Elect Director Michele J. Hooper For For Management 6 Elect Director Douglas W. Leatherdale For For Management 7 Elect Director Glenn M. Renwick For For Management 8 Elect Director Gail R. Wilensky For For Management 9 Amend Omnibus Stock Plan For For Management 10 Amend Qualified Employee Stock Purchase For For Management Plan 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 13 Performance-Based Equity Awards Against For Shareholder -------------------------------------------------------------------------------- UNUM GROUP Ticker: UNM Security ID: 91529Y106 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jon S. Fossel For For Management 2 Elect Director Gloria C. Larson For For Management 3 Elect Director William J. Ryan For For Management 4 Elect Director Thomas R. Watjen For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Approve Nonqualified Employee Stock For For Management Purchase Plan 7 Approve Nonqualified Employee Stock For For Management Purchase Plan 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- UST INC. Ticker: UST Security ID: 902911106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Barr For For Management 1.2 Elect Director John P. Clancey For For Management 1.3 Elect Director Patricia Diaz Dennis For For Management 1.4 Elect Director Joseph E. Heid For For Management 1.5 Elect Director Murray S. Kessler For For Management 1.6 Elect Director Peter J. Neff For For Management 1.7 Elect Director Andrew J. Parsons For For Management 1.8 Elect Director Ronald J. Rossi For For Management 1.9 Elect Director Lawrence J. Ruisi For For Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Adopt Principles for Health Care Reform Against Against Shareholder -------------------------------------------------------------------------------- VALERO ENERGY CORP. Ticker: VLO Security ID: 91913Y100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W.E. Bill Bradford For For Management 1.2 Elect Director Ronald K. Calgaard For For Management 1.3 Elect Director Irl F. Engelhardt For For Management 2 Ratify Auditors For For Management 3 Share buyback holding period Against Against Shareholder 4 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 5 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- VARIAN MEDICAL SYSTEMS INC Ticker: VAR Security ID: 92220P105 Meeting Date: FEB 14, 2008 Meeting Type: Annual Record Date: DEC 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Susan L. Bostrom For For Management 1.2 Elect Director Steven A. Leibel For For Management 1.3 Elect Director Richard M. Levy For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERISIGN, INC. Ticker: VRSN Security ID: 92343E102 Meeting Date: AUG 30, 2007 Meeting Type: Annual Record Date: JUL 13, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director D. James Bidzos For Withhold Management 1.2 Elect Director William L. Chenevich For Withhold Management 1.3 Elect Director Louis A. Simpson For Withhold Management 2 Declassify the Board of Directors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERISIGN, INC. Ticker: VRSN Security ID: 92343E102 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director D. James Bidzos For For Management 1.2 Elect Director William L. Chenevich For For Management 1.3 Elect Director Kathleen A. Cote For For Management 1.4 Elect Director John D. Roach For For Management 1.5 Elect Director Louis A. Simpson For For Management 1.6 Elect Director Timothy Tomlinson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERIZON COMMUNICATIONS Ticker: VZ Security ID: 92343V104 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard L. Carrion For For Management 2 Elect Director M. Frances Keeth For For Management 3 Elect Director Robert W. Lane For For Management 4 Elect Director Sandra O. Moose For For Management 5 Elect Director Joseph Neubauer For For Management 6 Elect Director Donald T. Nicolaisen For For Management 7 Elect Director Thomas H. O'Brien For For Management 8 Elect Director Clarence Otis, Jr. For For Management 9 Elect Director Hugh B. Price For For Management 10 Elect Director Ivan G. Seidenberg For For Management 11 Elect Director John W. Snow For For Management 12 Elect Director John R. Stafford For For Management 13 Ratify Auditors For For Management 14 Prohibit Executive Stock-Based Awards Against Against Shareholder 15 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Gender Identity 16 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- VF CORP. Ticker: VFC Security ID: 918204108 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: MAR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mackey J. McDonald For For Management 1.2 Elect Director Barbara S. Feigin For For Management 1.3 Elect Director Juan Ernesto de Bedout For For Management 1.4 Elect Director Ursula O. Fairbairn For For Management 1.5 Elect Director Eric C. Wiseman For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- VORNADO REALTY TRUST Ticker: VNO Security ID: 929042109 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Trustee Anthony W. Deering For For Management 1.2 Elect Trustee Michael Lynne For For Management 1.3 Elect Trustee Robert H. Smith For For Management 1.4 Elect Trustee Ronald G. Targan For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against For Shareholder of Trustees -------------------------------------------------------------------------------- VULCAN MATERIALS CO. Ticker: VMC Security ID: 929160109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald M. James For For Management 1.2 Elect Director Ann McLaughlin Korologos For For Management 1.3 Elect Director Philip J. Carroll, Jr. For Withhold Management 1.4 Elect Director Orin R. Smith For For Management 2 Ratify Auditors For For Management 3 Adopt the Legacy Vulcan Corp. Restated For For Management Certificate of Incorporation -------------------------------------------------------------------------------- W.W. GRAINGER, INC. Ticker: GWW Security ID: 384802104 Meeting Date: APR 30, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian P. Anderson For For Management 1.2 Elect Director Wilbur H. Gantz For For Management 1.3 Elect Director V. Ann Hailey For For Management 1.4 Elect Director William K. Hall For For Management 1.5 Elect Director Richard L. Keyser For For Management 1.6 Elect Director Stuart L. Levenick For For Management 1.7 Elect Director John W. McCarter, Jr. For For Management 1.8 Elect Director Neil S. Novich For For Management 1.9 Elect Director Michael J. Roberts For For Management 1.10 Elect Director Gary L. Rogers For For Management 1.11 Elect Director James T. Ryan For For Management 1.12 Elect Director James D. Slavik For For Management 1.13 Elect Director Harold B. Smith For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WACHOVIA CORP. Ticker: WB Security ID: 929903102 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John D. Baker, II For For Management 2 Elect Director Peter C. Browning For For Management 3 Elect Director John T. Casteen, III For For Management 4 Elect Director Jerry Gitt For For Management 5 Elect Director William H. Goodwin, Jr. For For Management 6 Elect Director Maryellen C. Herringer For For Management 7 Elect Director Robert A. Ingram For For Management 8 Elect Director Donald M. James For For Management 9 Elect Director Mackey J. McDonald For For Management 10 Elect Director Joseph Neubauer For For Management 11 Elect Director Timothy D. Proctor For For Management 12 Elect Director Ernest S. Rady For For Management 13 Elect Director Van L. Richey For For Management 14 Elect Director Ruth G. Shaw For For Management 15 Elect Director Lanty L. Smith For For Management 16 Elect Director G. Kennedy Thompson For For Management 17 Elect Director Dona Davis Young For For Management 18 Ratify Auditors For For Management 19 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 20 Report on Political Contributions Against For Shareholder 21 Require Two Candidates for Each Board Against Against Shareholder Seat -------------------------------------------------------------------------------- WAL-MART STORES, INC. Ticker: WMT Security ID: 931142103 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: APR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Aida M. Alvarez For For Management 2 Elect Director James W. Breyer For For Management 3 Elect Director M. Michele Burns For For Management 4 Elect Director James I. Cash, Jr. For For Management 5 Elect Director Roger C. Corbett For For Management 6 Elect Director Douglas N. Daft For For Management 7 Elect Director David D. Glass For For Management 8 Elect Director Gregory B. Penner For For Management 9 Elect Director Allen I. Questrom For For Management 10 Elect Director H. Lee Scott, Jr. For For Management 11 Elect Director Arne M. Sorenson For For Management 12 Elect Director Jim C. Walton For For Management 13 Elect Director S. Robson Walton For For Management 14 Elect Director Christopher J. Williams For For Management 15 Elect Director Linda S. Wolf For For Management 16 Approve Executive Incentive Bonus Plan For For Management 17 Ratify Auditors For For Management 18 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 19 Pay For Superior Performance Against For Shareholder 20 Claw-back of Payments under Restatements Against Against Shareholder 21 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights 22 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 23 Report on Political Contributions Against For Shareholder 24 Report on Social and Reputation Impact of Against Against Shareholder Failure to Comply with ILO Conventions 25 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- WALGREEN CO. Ticker: WAG Security ID: 931422109 Meeting Date: JAN 9, 2008 Meeting Type: Annual Record Date: NOV 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William C. Foote For For Management 1.2 Elect Director Alan G. McNally For For Management 1.3 Elect Director Cordell Reed For For Management 1.4 Elect Director Jeffrey A. Rein For For Management 1.5 Elect Director Nancy M. Schlichting For For Management 1.6 Elect Director David Y. Schwartz For For Management 1.7 Elect Director Alejandro Silva For For Management 1.8 Elect Director James A. Skinner For For Management 1.9 Elect Director Marilou M. von Ferstel For For Management 1.10 Elect Director Charles R. Walgreen III For For Management 2 Ratify Auditors For For Management 3 Report on Charitable Contributions Against Against Shareholder 4 Submit Shareholder Rights Plan (Poison Against Against Shareholder Pill) to Shareholder Vote 5 Separate Chairman and CEO Positions Against For Shareholder -------------------------------------------------------------------------------- WALT DISNEY COMPANY, THE Ticker: DIS Security ID: 254687106 Meeting Date: MAR 6, 2008 Meeting Type: Annual Record Date: JAN 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Susan E. Arnold For For Management 2 Elect Director John E. Bryson For For Management 3 Elect Director John S. Chen For For Management 4 Elect Director Judith L. Estrin For For Management 5 Elect Director Robert A. Iger For For Management 6 Elect Director Steven P. Jobs For Against Management 7 Elect Director Fred H. Langhammer For For Management 8 Elect Director Aylwin B. Lewis For For Management 9 Elect Director Monica C. Lozano For For Management 10 Elect Director Robert W. Matschullat For For Management 11 Elect Director John E. Pepper, Jr. For For Management 12 Elect Director Orin C. Smith For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For For Management 15 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- WASHINGTON MUTUAL, INC Ticker: WM Security ID: 939322103 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen I. Chazen For For Management 2 Elect Director Stephen E. Frank For Withhold Management 3 Elect Director Kerry K. Killinger For For Management 4 Elect Director Thomas C. Leppert For For Management 5 Elect Director Charles M. Lillis For Withhold Management 6 Elect Director Phillip D. Matthews For Withhold Management 7 Elect Director Regina T. Montoya For Withhold Management 8 Elect Director Michael K. Murphy For Withhold Management 9 Elect Director Margaret Osmer McQuade For Withhold Management 10 Elect Director Mary E. Pugh For Withhold Management 11 Elect Director William G. Reed, Jr. For Withhold Management 12 Elect Director Orin C. Smith For For Management 13 Elect Director James H. Stever For Withhold Management 14 Ratify Auditors For For Management 15 Amend Qualified Employee Stock Purchase For For Management Plan 16 Require Independent Board Chairman Against For Shareholder 17 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- WASHINGTON MUTUAL, INC Ticker: WM Security ID: 939322103 Meeting Date: JUN 24, 2008 Meeting Type: Special Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management 2 Approve Conversion of Securities For For Management -------------------------------------------------------------------------------- WASHINGTON POST CO., THE Ticker: WPO Security ID: 939640108 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christopher C. Davis For For Management 1.2 Elect Director John L. Dotson Jr. For For Management 1.3 Elect Director Ronald L. Olson For Withhold Management 2 Other Business For Against Management -------------------------------------------------------------------------------- WASTE MANAGEMENT, INC. Ticker: WMI Security ID: 94106L109 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Pastora San Juan Cafferty For For Management 2 Elect Director Frank M. Clark, Jr. For For Management 3 Elect Director Patrick W. Gross For For Management 4 Elect Director Thomas I. Morgan For For Management 5 Elect Director John C. Pope For For Management 6 Elect Director W. Robert Reum For For Management 7 Elect Director Steven G. Rothmeier For For Management 8 Elect Director David P. Steiner For For Management 9 Elect Director Thomas H. Weidemeyer For For Management 10 Ratify Auditors For For Management 11 Repot on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- WATERS CORPORATION Ticker: WAT Security ID: 941848103 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joshua Bekenstein For For Management 1.2 Elect Director Michael J. Berendt For For Management 1.3 Elect Director Douglas A. Berthiaume For For Management 1.4 Elect Director Edward Conard For For Management 1.5 Elect Director Laurie H. Glimcher For For Management 1.6 Elect Director Christopher A. Kuebler For For Management 1.7 Elect Director William J. Miller For For Management 1.8 Elect Director JoAnn A. Reed For For Management 1.9 Elect Director Thomas P. Salice For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WATSON PHARMACEUTICALS, INC. Ticker: WPI Security ID: 942683103 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul M. Bisaro For For Management 1.2 Elect Director Michael J. Fedida For For Management 1.3 Elect Director Albert F. Hummel For For Management 1.4 Elect Director Catherine M. Klema For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WEATHERFORD INTERNATIONAL LTD Ticker: WFT Security ID: G95089101 Meeting Date: JUN 2, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION AS DIRECTOR: NICHOLAS F. BRADY For For Management 2 ELECTION AS DIRECTOR: WILLIAM E. MACAULAY For For Management 3 ELECTION AS DIRECTOR: DAVID J. BUTTERS For For Management 4 ELECTION AS DIRECTOR: ROBERT B. MILLARD For For Management 5 ELECTION AS DIRECTOR: BERNARD J. For For Management DUROC-DANNER 6 ELECTION AS DIRECTOR: ROBERT K. MOSES, For For Management JR. 7 ELECTION OF DIRECTOR: ROBERT A. RAYNE For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- WELLPOINT INC Ticker: WLP Security ID: 94973V107 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angela F. Braly For For Management 1.2 Elect Director William H.T. Bush For For Management 1.3 Elect Director Warren Y. Jobe For For Management 1.4 Elect Director William G. Mays For For Management 1.5 Elect Director Senator D.W. Riegle, Jr For For Management 1.6 Elect Director William J. Ryan For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- WELLS FARGO AND COMPANY Ticker: WFC Security ID: 949746101 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John S. Chen For For Management 2 Elect Director Lloyd H. Dean For For Management 3 Elect Director Susan E. Engel For For Management 4 Elect Director Enrique Hernandez, Jr. For For Management 5 Elect Director Robert L. Joss For For Management 6 Elect Director Richard M. Kovacevich For For Management 7 Elect Director Richard D. McCormick For For Management 8 Elect Director Cynthia H. Milligan For Against Management 9 Elect Director Nicholas G. Moore For For Management 10 Elect Director Philip J. Quigley For Against Management 11 Elect Director Donald B. Rice For Against Management 12 Elect Director Judith M. Runstad For For Management 13 Elect Director Stephen W. Sanger For For Management 14 Elect Director John G. Stumpf For For Management 15 Elect Director Susan G. Swenson For For Management 16 Elect Director Michael W. Wright For Against Management 17 Ratify Auditors For For Management 18 Amend Executive Incentive Bonus Plan For For Management 19 Amend Omnibus Stock Plan For For Management 20 Require Independent Board Chairman Against For Shareholder 21 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 22 Pay For Superior Performance Against For Shareholder 23 Report on Human Rights Investment Against Against Shareholder Policies 24 Adopt EEO Policy Without Reference to Against Against Shareholder Sexual Orientation 25 Report on Racial and Ethnic Disparities Against Against Shareholder in Loan Pricing -------------------------------------------------------------------------------- WESTERN UNION CO Ticker: WU Security ID: 959802109 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jack M. Greenberg For For Management 2 Elect Director Alan J. Lacy For For Management 3 Elect Director Linda Fayne Levinson For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WEYERHAEUSER CO. Ticker: WY Security ID: 962166104 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John I. Kieckhefer For Against Management 2 Elect Director Arnold G. Langbo For Against Management 3 Elect Director Charles R. Williamson For Against Management 4 Require Independent Board Chairman Against For Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- WHIRLPOOL CORP. Ticker: WHR Security ID: 963320106 Meeting Date: APR 15, 2008 Meeting Type: Annual Record Date: FEB 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Herman Cain For For Management 2 Elect Director Jeff M. Fettig For For Management 3 Elect Director Miles L. Marsh For For Management 4 Elect Director Paul G. Stern For For Management 5 Declassify the Board of Directors Against For Shareholder 6 Amend Bylaws/Charter to Remove Against For Shareholder Antitakeover Provisions -------------------------------------------------------------------------------- WHOLE FOODS MARKET, INC. Ticker: WFMI Security ID: 966837106 Meeting Date: MAR 10, 2008 Meeting Type: Annual Record Date: JAN 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John B. Elstrott For For Management 1.2 Elect Director Gabrielle E. Greene For For Management 1.3 Elect Director Hass Hassan For For Management 1.4 Elect Director John P. Mackey For Withhold Management 1.5 Elect Director Morris J. Siegel For For Management 1.6 Elect Director Ralph Z. Sorenson For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors 4 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- WILLIAMS COMPANIES, INC., THE Ticker: WMB Security ID: 969457100 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joseph R. Cleveland For For Management 2 Elect Director Juanita H. Hinshaw For For Management 3 Elect Director Frank T. Macinnis For For Management 4 Elect Director Steven J. Malcolm For For Management 5 Elect Director Janice D. Stoney For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- WINDSTREAM CORP. Ticker: WIN Security ID: 97381W104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Carol B. Armitage For For Management 1.2 Elect Director Samuel E. Beall, III For For Management 1.3 Elect Director Dennis E. Foster For For Management 1.4 Elect Director Francis X. Frantz For For Management 1.5 Elect Director Jeffery R. Gardner For For Management 1.6 Elect Director Jeffrey T. Hinson For For Management 1.7 Elect Director Judy K. Jones For For Management 1.8 Elect Director William A. Montgomery For For Management 1.9 Elect Director Frank E. Reed For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- WM. WRIGLEY JR. CO. Ticker: WWY Security ID: 982526105 Meeting Date: MAR 12, 2008 Meeting Type: Annual Record Date: JAN 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Rau For For Management 2 Elect Director Richard K. Smucker For For Management 3 Elect Director William Wrigley, Jr. For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WYETH Ticker: WYE Security ID: 983024100 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert M. Amen For For Management 2 Elect Director Michael J. Critelli For For Management 3 Elect Director Robert Essner For For Management 4 Elect Director John D. Feerick For For Management 5 Elect Director Frances D. Fergusson For For Management 6 Elect Director Victor F. Ganzi For For Management 7 Elect Director Robert Langer For For Management 8 Elect Director John P. Mascotte For For Management 9 Elect Director Raymond J. McGuire For For Management 10 Elect Director Mary Lake Polan For For Management 11 Elect Director Bernard Poussot For For Management 12 Elect Director Gary L. Rogers For For Management 13 Elect Director John R. Torell III For For Management 14 Ratify Auditors For For Management 15 Amend Omnibus Stock Plan For For Management 16 Amend Non-Employee Director Restricted For For Management Stock Plan 17 Report on Political Contributions Against For Shareholder 18 Claw-back of Payments under Restatements Against Against Shareholder -------------------------------------------------------------------------------- WYNDHAM WORLDWIDE CORP Ticker: WYN Security ID: 98310W108 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James E. Buckman For For Management 1.2 Elect Director George Herrera For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- XCEL ENERGY INC. Ticker: XEL Security ID: 98389B100 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C. Coney Burgess For For Management 1.2 Elect Director Fredric W. Corrigan For For Management 1.3 Elect Director Richard K. Davis For For Management 1.4 Elect Director Roger R. Hemminghaus For For Management 1.5 Elect Director A. Barry Hirschfeld For For Management 1.6 Elect Director Richard C. Kelly For For Management 1.7 Elect Director Douglas W. Leatherdale For For Management 1.8 Elect Director Albert F. Moreno For For Management 1.9 Elect Director Margaret R. Preska For For Management 1.10 Elect Director A. Patricia Sampson For For Management 1.11 Elect Director Richard H. Truly For For Management 1.12 Elect Director David A. Westerlund For For Management 1.13 Elect Director Timothy V. Wolf For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Require Independent Board Chairman Against Against Shareholder 5 Adopt Principles for Health Care Reform Against Against Shareholder -------------------------------------------------------------------------------- XEROX CORP. Ticker: XRX Security ID: 984121103 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Glenn A. Britt For For Management 1.2 Elect Director Ursula M. Burns For For Management 1.3 Elect Director Richard J. Harrington For For Management 1.4 Elect Director William Curt Hunter For For Management 1.5 Elect Director Vernon E. Jordan, Jr. For For Management 1.6 Elect Director Robert A. McDonald For For Management 1.7 Elect Director Anne M. Mulcahy For For Management 1.8 Elect Director N. J. Nicholas, Jr. For For Management 1.9 Elect Director Ann N. Reese For For Management 1.10 Elect Director Mary Agnes Wilderotter For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Report on Vendor Human Rights Standards Against Against Shareholder -------------------------------------------------------------------------------- XILINX, INC. Ticker: XLNX Security ID: 983919101 Meeting Date: AUG 9, 2007 Meeting Type: Annual Record Date: JUN 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Willem P. Roelandts For For Management 1.2 Elect Director John L. Doyle For For Management 1.3 Elect Director Jerald G. Fishman For For Management 1.4 Elect Director Philip T. Gianos For For Management 1.5 Elect Director William G. Howard, Jr. For For Management 1.6 Elect Director J. Michael Patterson For For Management 1.7 Elect Director Marshall C. Turner For For Management 1.8 Elect Director Elizabeth W. Vanderslice For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- XL CAPITAL LTD. Ticker: XL Security ID: G98255105 Meeting Date: APR 25, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Herbert N. Haag For For Management 1.2 Elect Director Ellen E. Thrower For For Management 1.3 Elect Director John M. Vereker For For Management 2 TO RATIFY THE APPOINTMENT OF For For Management PRICEWATERHOUSECOOPERS LLP, NEW YORK, NEW YORK TO ACT AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. 3 TO APPROVE THE AMENDMENT AND RESTATEMENT For For Management OF THE COMPANY S DIRECTORS STOCK & OPTION PLAN. -------------------------------------------------------------------------------- XTO ENERGY INC Ticker: XTO Security ID: 98385X106 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Adams III For Against Management 2 Elect Director Keith A. Hutton For For Management 3 Elect Director Jack P. Randall For For Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- YUM BRANDS, INC. Ticker: YUM Security ID: 988498101 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David W. Dorman For For Management 1.2 Elect Director Massimo Ferragamo For For Management 1.3 Elect Director J. David Grissom For For Management 1.4 Elect Director Bonnie G. Hill For For Management 1.5 Elect Director Robert Holland, Jr. For For Management 1.6 Elect Director Kenneth G. Langone For For Management 1.7 Elect Director Jonathan S. Linen For For Management 1.8 Elect Director Thomas C. Nelson For For Management 1.9 Elect Director David C. Novak For For Management 1.10 Elect Director Thomas M. Ryan For For Management 1.11 Elect Director Jing-Shyh S. Su For For Management 1.12 Elect Director Jackie Trujillo For For Management 1.13 Elect Director Robert D. Walter For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Amend Omnibus Stock Plan For Against Management 5 Adopt MacBride Principles Against Against Shareholder 6 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 7 Report on Sustainability and Food Safety Against For Shareholder in the Supply Chain 8 Report on Animal Welfare Policies Against Against Shareholder -------------------------------------------------------------------------------- ZIMMER HOLDINGS INC Ticker: ZMH Security ID: 98956P102 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David C. Dvorak For For Management 2 Elect Director Robert A. Hagemann For For Management 3 Elect Director Arthur J. Higgins For For Management 4 Elect Director Cecil B. Pickett For For Management 5 Ratify Auditors For For Management 6 Amend Executive Incentive Bonus Plan For For Management 7 Eliminate Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- ZIONS BANCORPORATION Ticker: ZION Security ID: 989701107 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jerry C. Atkin For For Management 2 Elect Director Stephen D. Quinn For For Management 3 Elect Director Shelley Thomas Williams For For Management 4 Declassify the Board of Directors None For Shareholder 5 Ratify Auditors For For Management 6 Other Business For Against Management ===================== RS SMALL CAP CORE EQUITY VIP SERIES ====================== AAR CORP. Ticker: AIR Security ID: 000361105 Meeting Date: OCT 17, 2007 Meeting Type: Annual Record Date: AUG 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Norman R. Bobins For For Management 1.2 Elect Director Gerald F. Fitzgerald, Jr For For Management 1.3 Elect Director James E. Goodwin For For Management 1.4 Elect Director Marc J. Walfish For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ACHILLION PHARMACEUTICALS INC Ticker: ACHN Security ID: 00448Q201 Meeting Date: JUN 3, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael G. Grey For For Management 1.2 Elect Director Michael D. Kishbauch For For Management 1.3 Elect Director Robert L. Van Nostrand For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMTRUST FINANCIAL SERVICES INC Ticker: AFSI Security ID: 032359309 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barry D. Zyskind For For Management 1.2 Elect Director Michael Karfunkel For For Management 1.3 Elect Director George Karfunkel For For Management 1.4 Elect Director Donald T. Decarlo For For Management 1.5 Elect Director Abraham Gulkowitz For For Management 1.6 Elect Director Isaac Neuberger For For Management 1.7 Elect Director Jay J. Miller For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ANSOFT CORP. Ticker: ANST Security ID: 036384105 Meeting Date: SEP 5, 2007 Meeting Type: Annual Record Date: JUL 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Nicholas Csendes For For Management 1.2 Elect Director Zoltan J. Cendes, Ph.D. For For Management 1.3 Elect Director Paul J. Quast For For Management 1.4 Elect Director Peter Robbins For For Management 1.5 Elect Director John N. Whelihan For For Management -------------------------------------------------------------------------------- APOLLO INVESTMENT CORPORATION Ticker: AINV Security ID: 03761U106 Meeting Date: AUG 7, 2007 Meeting Type: Annual Record Date: JUN 20, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Elliot Stein, Jr. For For Management 1.2 Elect Director Bradley J. Wechsler For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ARRIS GROUP INC Ticker: ARRS Security ID: 04269Q100 Meeting Date: DEC 14, 2007 Meeting Type: Special Record Date: NOV 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with an For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ASPENBIO PHARMA, INC. Ticker: APPY Security ID: 045346103 Meeting Date: JUN 9, 2008 Meeting Type: Annual Record Date: APR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory Pusey For For Management 1.2 Elect Director Richard G. Donnelly For For Management 1.3 Elect Director Gail S. Schoettler For For Management 1.4 Elect Director Douglas I. Hepler For For Management 1.5 Elect Director David E. Welch For For Management 1.6 Elect Director Mark J. Ratain, M.D. For For Management 2 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- ATHEROS COMMUNICATIONS, INC Ticker: ATHR Security ID: 04743P108 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Teresa H. Meng For For Management 1.2 Elect Director Willy C. Shih For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- B&G FOODS, INC. Ticker: BGS Security ID: 05508R106 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert C. Cantwell For For Management 1.2 Elect Director James R. Chambers For For Management 1.3 Elect Director Cynthia T. Jamison For For Management 1.4 Elect Director Dennis M. Mullen For For Management 1.5 Elect Director Alfred Poe For For Management 1.6 Elect Director Stephen C. Sherrill For For Management 1.7 Elect Director David L. Wenner For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- BABCOCK & BROWN AIRCRAFT INVTLTD Ticker: FLY Security ID: 05614P101 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Reelect Erik G. Braathen as a Director For For Management 2 Reelect Sean Donlon as a Director For For Management 3 Reelect Joseph M. Donovan as a Director For For Management 4 Reelect Susan M. Walton as a Director For For Management 5 Approve Ernst & Young as Auditors and For For Management Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- BE AEROSPACE, INC. Ticker: BEAV Security ID: 073302101 Meeting Date: JUL 11, 2007 Meeting Type: Annual Record Date: MAY 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jim C. Cowart For For Management 1.2 Elect Director Arthur E. Wegner For For Management 2 Implement MacBride Principles Against Against Shareholder -------------------------------------------------------------------------------- BLACKBOARD INC Ticker: BBBB Security ID: 091935502 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 16, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director E. Rogers Novak, Jr. For For Management 1.2 Elect Director William Raduchel For For Management 1.3 Elect Director Joseph L.Cowan For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- BLUE COAT SYSTEMS, INC. Ticker: BCSI Security ID: 09534T508 Meeting Date: OCT 2, 2007 Meeting Type: Annual Record Date: AUG 21, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian M. Nesmith For For Management 1.2 Elect Director David W. Hanna For For Management 1.3 Elect Director James A. Barth For For Management 1.4 Elect Director Keith Geeslin For For Management 1.5 Elect Director Timothy A. Howes For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- BRIGHT HORIZONS FAMILY SOLUTIONS, INC. Ticker: BFAM Security ID: 109195107 Meeting Date: MAY 7, 2008 Meeting Type: Special Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- BROOKDALE SENIOR LIVING INC. Ticker: BKD Security ID: 112463104 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wesley R. Edens For For Management 1.2 Elect Director Frank M. Bumstead For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- CACI INTERNATIONAL, INC. Ticker: CAI Security ID: 127190304 Meeting Date: NOV 14, 2007 Meeting Type: Annual Record Date: SEP 24, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dan R. Bannister For For Management 1.2 Elect Director Paul M. Cofoni For For Management 1.3 Elect Director Peter A. Derow For For Management 1.4 Elect Director Gregory G. Johnson For For Management 1.5 Elect Director Richard L. Leatherwood For For Management 1.6 Elect Director J. Phillip London For For Management 1.7 Elect Director Michael J. Mancuso For For Management 1.8 Elect Director Warren R. Phillips For For Management 1.9 Elect Director Charles P. Revoile For For Management 1.10 Elect Director H. Hugh Shelton For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAPELLA EDUCATION COMPANY Ticker: CPLA Security ID: 139594105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen G. Shank For For Management 1.2 Elect Director Mark N. Greene For For Management 1.3 Elect Director Jody G. Miller For For Management 1.4 Elect Director James A. Mitchell For For Management 1.5 Elect Director Andrew M. Slavitt For For Management 1.6 Elect Director David W. Smith For For Management 1.7 Elect Director Jeffrey W. Taylor For For Management 1.8 Elect Director Sandra E. Taylor For For Management 1.9 Elect Director Darrell R. Tukua For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAPLEASE, INC. Ticker: LSE Security ID: 140288101 Meeting Date: JUN 11, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul H. McDowell For For Management 1.2 Elect Director William R. Pollert For For Management 1.3 Elect Director Michael E. Gagliardi For For Management 1.4 Elect Director Stanley Kreitman For For Management 1.5 Elect Director Jeffrey F. Rogatz For For Management 1.6 Elect Director Howard A. Silver For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAVIUM NETWORKS INC Ticker: CAVM Security ID: 14965A101 Meeting Date: APR 18, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony J. Pantuso For For Management 1.2 Elect Director C. N. Reddy For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CERADYNE, INC. Ticker: CRDN Security ID: 156710105 Meeting Date: JUN 17, 2008 Meeting Type: Annual Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joel P. Moskowitz For For Management 1.2 Elect Director Richard A. Alliegro For For Management 1.3 Elect Director Frank Edelstein For For Management 1.4 Elect Director Richard A. Kertson For For Management 1.5 Elect Director William C. LaCourse For For Management 1.6 Elect Director Milton L. Lohr For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHIMERA INVESTMENT CORP. Ticker: CIM Security ID: 16934Q109 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 27, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark Abrams For For Management 1.2 Elect Director Paul Donlin For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CYTEC INDUSTRIES INC. Ticker: CYT Security ID: 232820100 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony G. Fernandes For For Management 1.2 Elect Director David Lilley For For Management 1.3 Elect Director Jerry R. Satrum For For Management 1.4 Elect Director Raymond P. Sharpe For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- DIGITAL REALTY TRUST INC. Ticker: DLR Security ID: 253868103 Meeting Date: MAY 5, 2008 Meeting Type: Annual Record Date: MAR 6, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Magnuson For For Management 1.2 Elect Director Michael F. Foust For For Management 1.3 Elect Director Laurence A. Chapman For For Management 1.4 Elect Director Kathleen Earley For For Management 1.5 Elect Director Ruann F. Ernst, Ph.D. For For Management 1.6 Elect Director Dennis E. Singleton For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- EAST WEST BANCORP, INC. Ticker: EWBC Security ID: 27579R104 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dominic Ng For For Management 1.2 Elect Director Rudolph I. Estrada For For Management 1.3 Elect Director Herman Y. Li For For Management 2 Declassify the Board of Directors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Ratify Auditors For For Management 5 Other Business For For Management -------------------------------------------------------------------------------- ENPRO INDUSTRIES, INC. Ticker: NPO Security ID: 29355X107 Meeting Date: JUN 9, 2008 Meeting Type: Annual Record Date: APR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William R. Holland For For Management 1.2 Elect Director Stephen E. Macadam For For Management 1.3 Elect Director J.P. Bolduc For For Management 1.4 Elect Director Peter C. Browning For For Management 1.5 Elect Director Joe T. Ford For For Management 1.6 Elect Director Gordon D. Harnett For For Management 1.7 Elect Director David L. Hauser For For Management 1.8 Elect Director Wilbur J. Prezzano, Jr. For For Management 2 Clarify the Provision Restricting the For For Management Repurchase of Shares 3 Declassify the Board of Directors For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- FACTSET RESEARCH SYSTEMS, INC. Ticker: FDS Security ID: 303075105 Meeting Date: DEC 18, 2007 Meeting Type: Annual Record Date: OCT 19, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph E. Laird, Jr. For For Management 1.2 Elect Director James J. McGonigle For For Management 1.3 Elect Director Charles J. Snyder For For Management 1.4 Elect Director Joseph R. Zimmel For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FLOWERS FOODS, INC. Ticker: FLO Security ID: 343498101 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Benjamin H. Griswold, IV For For Management 1.2 Elect Director Joseph L. Lanier, Jr. For For Management 1.3 Elect Director Jackie M. Ward For For Management 1.4 Elect Director C. Martin Wood III For For Management 2 Increase Authorized Common Stock For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FOUNDRY NETWORKS, INC. Ticker: FDRY Security ID: 35063R100 Meeting Date: JUL 23, 2007 Meeting Type: Annual Record Date: MAY 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bobby R. Johnson, Jr. For For Management 1.2 Elect Director Alfred J. Amoroso For For Management 1.3 Elect Director C.N. Keating, Jr. For For Management 1.4 Elect Director J. Steven Young For For Management 1.5 Elect Director Alan L. Earhart For For Management 1.6 Elect Director Celeste Volz Ford For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FOUNDRY NETWORKS, INC. Ticker: FDRY Security ID: 35063R100 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Bobby R. Johnson, Jr. For For Management 2 Elect Director Alfred J. Amoroso For For Management 3 Elect Director C. Nicholas Keating, Jr. For For Management 4 Elect Director J. Steven Young For For Management 5 Elect Director Alan L. Earhart For For Management 6 Elect Director Celeste Volz Ford For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- FTD GROUP, INC. Ticker: FTD Security ID: 30267U108 Meeting Date: NOV 14, 2007 Meeting Type: Annual Record Date: SEP 26, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter J. Nolan For For Management 1.2 Elect Director Robert S. Apatoff For For Management 1.3 Elect Director Adam M. Aron For For Management 1.4 Elect Director John M. Baumer For For Management 1.5 Elect Director William J. Chardavoyne For For Management 1.6 Elect Director Timothy J. Flynn For For Management 1.7 Elect Director Ted C. Nark For For Management 1.8 Elect Director Michael J. Soenen For For Management 1.9 Elect Director Thomas M. White For For Management 1.10 Elect Director Carrie A. Wolfe For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- GARDNER DENVER, INC. Ticker: GDI Security ID: 365558105 Meeting Date: MAY 6, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald G. Barger, Jr. For For Management 1.2 Elect Director Raymond R. Hipp For For Management 1.3 Elect Director David D. Petratis For For Management -------------------------------------------------------------------------------- GEOMET INC Ticker: GMET Security ID: 37250U201 Meeting Date: NOV 9, 2007 Meeting Type: Annual Record Date: SEP 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Hord Armstrong, III For For Management 1.2 Elect Director James C. Crain For For Management 1.3 Elect Director Stanley L. Graves For For Management 1.4 Elect Director Charles D. Haynes For For Management 1.5 Elect Director W. Howard Keenan, Jr. For For Management 1.6 Elect Director Philip G. Malone For For Management 1.7 Elect Director J. Darby Sere For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- GEOMET INC Ticker: GMET Security ID: 37250U201 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Hord Armstrong, III For For Management 1.2 Elect Director James C. Crain For For Management 1.3 Elect Director Stanley L. Graves For For Management 1.4 Elect Director Charles D. Haynes For For Management 1.5 Elect Director W. Howard Keenan, Jr. For For Management 1.6 Elect Director Philip G. Malone For For Management 1.7 Elect Director J. Darby Sere For For Management -------------------------------------------------------------------------------- GMX RESOURCES, INC. Ticker: GMXR Security ID: 38011M108 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ken L. Kenworthy, Jr. For For Management 1.2 Elect Director T. J. Boismier For For Management 1.3 Elect Director Steven Craig For For Management 1.4 Elect Director Ken L. Kenworthy, Sr For For Management 1.5 Elect Director Jon W. 'Tucker' McHugh For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Amend Certificate of Designation of For For Management Series B Preferred Stock 5 Approve Conversion of Securities For For Management -------------------------------------------------------------------------------- GRAMERCY CAPITAL CORP Ticker: GKK Security ID: 384871109 Meeting Date: FEB 13, 2008 Meeting Type: Special Record Date: JAN 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- GRAMERCY CAPITAL CORP Ticker: GKK Security ID: 384871109 Meeting Date: JUN 25, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey E. Kelter For For Management 1.2 Elect Director Charles S. Laven For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- HANCOCK HOLDING CO. Ticker: HBHC Security ID: 410120109 Meeting Date: MAR 27, 2008 Meeting Type: Annual Record Date: FEB 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank. E. Bertucci For For Management 1.2 Elect Director Carl J. Chaney For For Management 1.3 Elect Director John H. Pace For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HANOVER INSURANCE GROUP INC Ticker: THG Security ID: 410867105 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Gallitano For For Management 2 Elect Director Wendell J. Knox For For Management 3 Elect Director Robert J. Murray For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEALTHCARE REALTY TRUST, INC. Ticker: HR Security ID: 421946104 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 13, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David R. Emery For For Management 1.2 Elect Director Batey M. Gresham, Jr. For For Management 1.3 Elect Director Dan S. Wilford For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HMS HOLDINGS CORP. Ticker: HMSY Security ID: 40425J101 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: APR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert M. Holster For For Management 1.2 Elect Director James T. Kelly For For Management 1.3 Elect Director William C. Lucia For For Management 1.4 Elect Director William S. Mosakowski For For Management 1.5 Elect Director Galen D. Powers For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOLLY CORP. Ticker: HOC Security ID: 435758305 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director B.P. Berry For For Management 1.2 Elect Director M.P. Clifton For For Management 1.3 Elect Director M.R. Hickerson For For Management 1.4 Elect Director T.K. Matthews For For Management 1.5 Elect Director R.G. McKenzie For For Management 1.6 Elect Director J.P. Reid For For Management 1.7 Elect Director P.T. Stoffel For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOLOGIC, INC. Ticker: HOLX Security ID: 436440101 Meeting Date: OCT 18, 2007 Meeting Type: Special Record Date: AUG 22, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management 2 Issue Shares in Connection with an For For Management Acquisition 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Adjourn Meeting For For Management -------------------------------------------------------------------------------- HUMAN GENOME SCIENCES, INC. Ticker: HGSI Security ID: 444903108 Meeting Date: MAY 7, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tuan Ha-Ngoc For For Management 1.2 Elect Director Robert C. Young For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- IBERIABANK CORP. Ticker: IBKC Security ID: 450828108 Meeting Date: APR 29, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Harry V. Barton, Jr. For For Management 1.2 Elect Director E. Stewart Shea, III For For Management 1.3 Elect Director David H. Welch For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- IMMUCOR, INC. Ticker: BLUD Security ID: 452526106 Meeting Date: NOV 15, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Roswell S. Bowers For For Management 1.2 Elect Director Gioacchino De Chirico For For Management 1.3 Elect Director Ralph A. Eatz For For Management 1.4 Elect Director Michael S. Goldman For For Management 1.5 Elect Director Jack Goldstein For For Management 1.6 Elect Director John A. Harris For For Management 1.7 Elect Director Hiroshi Hoketsu For For Management 1.8 Elect Director Joseph E. Rosen For For Management 2 Other Business For For Management -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Brooke Seawell For For Management 1.2 Elect Director Mark A. Bertelsen For For Management 1.3 Elect Director Godfrey R. Sullivan For For Management 2 Approve Qualified Employee Stock Purchase For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- JACK IN THE BOX INC. Ticker: JBX Security ID: 466367109 Meeting Date: SEP 21, 2007 Meeting Type: Special Record Date: AUG 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- JACK IN THE BOX INC. Ticker: JBX Security ID: 466367109 Meeting Date: FEB 15, 2008 Meeting Type: Annual Record Date: DEC 27, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael E. Alpert For For Management 1.2 Elect Director George Fellows For For Management 1.3 Elect Director Anne B. Gust For For Management 1.4 Elect Director Murray H. Hutchison For For Management 1.5 Elect Director Linda A. Lang For For Management 1.6 Elect Director Michael W. Murphy For For Management 1.7 Elect Director David M. Tehle For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LADISH CO., INC. Ticker: LDSH Security ID: 505754200 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence W. Bianchi For For Management 1.2 Elect Director James C. Hill For For Management 1.3 Elect Director Leon A. Kranz For For Management 1.4 Elect Director J. Robert Peart For For Management 1.5 Elect Director John W. Splude For For Management 1.6 Elect Director Kerry L. Woody For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICRUS ENDOVASCULAR CORPORATION Ticker: MEND Security ID: 59518V102 Meeting Date: SEP 20, 2007 Meeting Type: Annual Record Date: JUL 25, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael R. Henson For For Management 1.2 Elect Director John T. Kilcoyne For For Management 1.3 Elect Director Jeffrey H. Thiel For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Norman Godinho For For Management 1.2 Elect Director Ronald Jankov For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEUSTAR, INC Ticker: NSR Security ID: 64126X201 Meeting Date: JUL 9, 2007 Meeting Type: Annual Record Date: MAY 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey E. Ganek For For Management 1.2 Elect Director Hellene S. Runtagh For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEUSTAR, INC Ticker: NSR Security ID: 64126X201 Meeting Date: JUN 25, 2008 Meeting Type: Annual Record Date: APR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James G. Cullen For For Management 1.2 Elect Director Joel P. Friedman For For Management 1.3 Elect Director Kenneth A. Pickar For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NUVASIVE, INC. Ticker: NUVA Security ID: 670704105 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Hunt For For Management 1.2 Elect Director Hansen A. Yuan, M.D. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- OMRIX BIOPHARMACEUTICALS INC Ticker: OMRI Security ID: 681989109 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry Ellberger For For Management 1.2 Elect Director Bernard Horowitz For For Management 1.3 Elect Director Pamela McNamara For For Management 1.4 Elect Director Kevin Rakin For For Management 1.5 Elect Director Philippe Romagnoli For For Management 1.6 Elect Director Steven St. Peter For For Management 1.7 Elect Director Robert Taub For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PAETEC HOLDING CORP Ticker: PAET Security ID: 695459107 Meeting Date: DEC 18, 2007 Meeting Type: Annual Record Date: NOV 5, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H. Russell Frisby, Jr. For For Management 1.2 Elect Director James A. Kofalt For For Management 1.3 Elect Director Michael C. Mac Donald For For Management 2 Approve Employee Stock Purchase Plan For For Management -------------------------------------------------------------------------------- PAETEC HOLDING CORP Ticker: PAET Security ID: 695459107 Meeting Date: FEB 8, 2008 Meeting Type: Special Record Date: DEC 18, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PAETEC HOLDING CORP Ticker: PAET Security ID: 695459107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tansukh V. Ganatra For For Management 1.2 Elect Director William R. McDermott For For Management 1.3 Elect Director Mark Zupan For For Management 2 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- PAPA JOHN'S INTERNATIONAL, INC Ticker: PZZA Security ID: 698813102 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wade S. Oney For For Management 2 Elect Director John H. Schnatter For For Management 3 Elect Director Alexander W. Smith For For Management 4 Elect Director Nigel Travis For For Management 5 Ratify Auditors For For Management 6 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- PEDIATRIX MEDICAL GROUP, INC. Ticker: PDX Security ID: 705324101 Meeting Date: NOV 1, 2007 Meeting Type: Annual Record Date: SEP 12, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Cesar L. Alvarez For For Management 1.2 Elect Director Waldemar A. Carlo, M.D. For For Management 1.3 Elect Director Michael B. Fernandez For For Management 1.4 Elect Director Roger K. Freeman, M.D. For For Management 1.5 Elect Director Paul G. Gabos For For Management 1.6 Elect Director P.J. Goldschmidt, M.D. For For Management 1.7 Elect Director Roger J. Medel, M.D. For For Management 1.8 Elect Director Manuel Kadre For For Management 1.9 Elect Director Enrique J. Sosa, Ph.D. For For Management -------------------------------------------------------------------------------- PEDIATRIX MEDICAL GROUP, INC. Ticker: PDX Security ID: 705324101 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: MAR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Cesar L. Alvarez For For Management 1.2 Elect Director Waldemar A. Carlo, M.D. For For Management 1.3 Elect Director Michael B. Fernandez For For Management 1.4 Elect Director Roger K. Freeman, M.D. For For Management 1.5 Elect Director Paul G. Gabos For For Management 1.6 Elect Director Pascal J. Goldschmidt, For For Management M.D. 1.7 Elect Director Roger J. Medel, M.D. For For Management 1.8 Elect Director Manuel Kadre For For Management 1.9 Elect Director Enrique J. Sosa, Ph.D. For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PHILLIPS-VAN HEUSEN CORP. Ticker: PVH Security ID: 718592108 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary Baglivo For For Management 1.2 Elect Director Emanuel Chirico For For Management 1.3 Elect Director Edward H. Cohen For For Management 1.4 Elect Director Joseph B. Fuller For For Management 1.5 Elect Director Margaret L. Jenkins For For Management 1.6 Elect Director Bruce Maggin For For Management 1.7 Elect Director V. James Marino For For Management 1.8 Elect Director Henry Nasella For For Management 1.9 Elect Director Rita M. Rodriguez For For Management 1.10 Elect Director Craig Rydin For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRIVATEBANCORP, INC. Ticker: PVTB Security ID: 742962103 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William A. Castellano For For Management 1.2 Elect Director Patrick F. Daly For For Management 1.3 Elect Director C. Mayberry Mckissack For For Management 1.4 Elect Director Ralph B. Mandell For For Management 1.5 Elect Director Edward W. Rabin, Jr. For For Management 1.6 Elect Director Larry D. Richman For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Increase Authorized Common Stock For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PSYCHIATRIC SOLUTIONS, INC. Ticker: PSYS Security ID: 74439H108 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joey A. Jacobs For For Management 1.2 Elect Director Edward K. Wissing For For Management 1.3 Elect Director William M. Petrie, M.D. For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUIKSILVER, INC. Ticker: ZQK Security ID: 74838C106 Meeting Date: MAR 28, 2008 Meeting Type: Annual Record Date: JAN 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Douglas K. Ammerman For For Management 1.2 Elect Director William M. Barnum, Jr. For Withhold Management 1.3 Elect Director Charles E. Crowe For For Management 1.4 Elect Director Charles S. Exon For For Management 1.5 Elect Director Michael H. Gray For For Management 1.6 Elect Director Timothy M. Harmon For For Management 1.7 Elect Director Robert B. McKnight, Jr. For For Management 1.8 Elect Director Heidi J. Ueberroth For Withhold Management -------------------------------------------------------------------------------- REGAL-BELOIT CORP. Ticker: RBC Security ID: 758750103 Meeting Date: APR 28, 2008 Meeting Type: Annual Record Date: MAR 5, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Fischer For For Management 2 Elect Director Rakesh Sachdev For For Management 3 Elect Director Carol N. Skornicka For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RESOURCES CONNECTION, INC. Ticker: RECN Security ID: 76122Q105 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Neil Dimick For Did Not Management Vote 1.2 Elect Director Karen M. Ferguson For Did Not Management Vote 2 Amend Omnibus Stock Plan For Did Not Management Vote 3 Ratify Auditors For Did Not Management Vote -------------------------------------------------------------------------------- SAVIENT PHARMACEUTICALS, INC Ticker: SVNT Security ID: 80517Q100 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christopher G. Clement For For Management 1.2 Elect Director Herbert Conrad For For Management 1.3 Elect Director Alan L. Heller For For Management 1.4 Elect Director Stephen O. Jaeger For For Management 1.5 Elect Director Joseph Klein III For For Management 1.6 Elect Director Lee S. Simon, M.D. For For Management 1.7 Elect Director Virgil Thompson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SEQUENOM, INC. Ticker: SQNM Security ID: 817337405 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ernst-Gunter Afting, For For Management Ph.D., M.D. 1.2 Elect Director Charles R. Cantor, Ph.D. For For Management 1.3 Elect Director John A. Fazio For For Management 1.4 Elect Director Harry F. Hixson, Jr., For For Management Ph.D. 1.5 Elect Director Richard A. Lerner, M.D. For For Management 1.6 Elect Director Ronald M. Lindsay, Ph.D. For For Management 1.7 Elect Director Harry Stylli, Ph.D. For For Management 1.8 Elect Director Kathleen M. Wiltsey For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- SILICON MOTION TECHNOLOGY CORP Ticker: SIMO Security ID: 82706C108 Meeting Date: SEP 27, 2007 Meeting Type: Annual Record Date: # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Yung Chien-Wang as Director For For Management 2 Approve Deloitte and Touche as Auditors For For Management and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- SUCCESSFACTORS, INC Ticker: SFSF Security ID: 864596101 Meeting Date: MAY 23, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W.E. Mcglashan, Jr. For For Management 1.2 Elect Director David G. Whorton For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TAKE-TWO INTERACTIVE SOFTWARE, INC. Ticker: TTWO Security ID: 874054109 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ben Feder For For Management 1.2 Elect Director Strauss Zelnick For For Management 1.3 Elect Director Robert A. Bowman For For Management 1.4 Elect Director Grover C. Brown For For Management 1.5 Elect Director Michael Dornemann For For Management 1.6 Elect Director John F. Levy For For Management 1.7 Elect Director J Moses For For Management 1.8 Elect Director Michael J. Sheresky For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- THESTREET.COM, INC. Ticker: TSCM Security ID: 88368Q103 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Clarke, Jr. For For Management 1.2 Elect Director Jeffrey A. Sonnenfeld For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- TRIDENT MICROSYSTEMS, INC. Ticker: TRID Security ID: 895919108 Meeting Date: NOV 20, 2007 Meeting Type: Annual Record Date: OCT 10, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Millard Phelps For Did Not Management Vote 1.2 Elect Director Brian R. Bachman For Did Not Management Vote 1.3 Elect Director Glen M. Antle For Did Not Management Vote 1.4 Elect Director Sylvia D. Summers For Did Not Management Vote 2 Ratify Auditors For Did Not Management Vote -------------------------------------------------------------------------------- UNIVERSAL DISPLAY CORP. Ticker: PANL Security ID: 91347P105 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven V. Abramson For For Management 1.2 Elect Director Leonard Becker For For Management 1.3 Elect Director Elizabeth H. Gemmill For For Management 1.4 Elect Director C. Keith Hartley For For Management 1.5 Elect Director Lawrence Lacerte For For Management 1.6 Elect Director Sidney D. Rosenblatt For For Management 1.7 Elect Director Sherwin I. Seligsohn For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLCANO CORP Ticker: VOLC Security ID: 928645100 Meeting Date: JUN 20, 2008 Meeting Type: Annual Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Olav B. Bergheim For For Management 1.2 Elect Director C.R. Curran, Rn, Ed.D. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WASTE CONNECTIONS, INC. Ticker: WCN Security ID: 941053100 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert H. Davis For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZHONGPIN INC. Ticker: HOGS Security ID: 98952K107 Meeting Date: JUN 26, 2008 Meeting Type: Annual Record Date: APR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: XIANFU ZHU For For Management 2 ELECTION OF DIRECTOR: BAOKE BEN For For Management 3 ELECTION OF DIRECTOR: MIN CHEN For For Management 4 ELECTION OF DIRECTOR: RAYMOND LEAL For For Management 5 ELECTION OF DIRECTOR: YAOGUO PAN For For Management 6 APPROVE AND RATIFY AN AMENDMENT TO OUR For Against Management AMENDED AND RESTATED 2006 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF OUR COMMON STOCK ISSUABLE THEREUNDER BY 700,000 SHARES. 7 Ratify Auditors For Against Management =========================== RS TECHNOLOGY VIP SERIES =========================== 02MICRO INTERNATIONAL LTD. Ticker: OIIM Security ID: 67107W100 Meeting Date: JUN 5, 2008 Meeting Type: Annual Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 RE-ELECTION OF DIRECTORS: RE-ELECTION OF For For Management TWO CLASS I DIRECTORS FOR A THREE-YEAR TERM: NOMINEES: STERLING DU, CHUAN CHIUNG PERRY KUO 2 ELECTION OF ONE NEW CLASS I DIRECTOR FOR For For Management A THREE-YEAR TERM: NOMINEE: TELK SENG TAN 3 RENEWAL OF SALE MANDATE. TO RENEW THE For For Management GENERAL MANDATE TO ALLOT, ISSUE AND DEAL WITH SUCH NUMBER OF UNISSUED ORDINARY SHARES NOT EXCEEDING THE SUM OF: (I) 20% OF THE TOTAL NOMINAL AMOUNT OF THE SHARE CAPITAL. 4 RENEWAL OF THE REPURCHASE MANDATE . TO For For Management RENEW THE GENERAL MANDATE TO EXERCISE ALL THE POWERS OF THE COMPANY TO REPURCHASE SUCH NUMBER OF ORDINARY SHARES NOT EXCEEDING 10% OF THE TOTAL NOMINAL AMOUNT OF THE SHARE CAPITAL OF THE COMPANY. 5 TO APPROVE AND ADOPT THE FINANCIAL For For Management STATEMENTS AND THE AUDITOR S REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2007. 6 Ratify Auditors For For Management 7 TO APPROVE, ADOPT AND RATIFY THE INCREASE For For Management IN THE NUMBER OF SHARES ISSUABLE PURSUANT TO THE COMPANY S 1999 EMPLOYEE STOCK PURCHASE PLAN FROM 50,000,000 SHARES TO 70,000,000 SHARES. -------------------------------------------------------------------------------- ADOBE SYSTEMS INC. Ticker: ADBE Security ID: 00724F101 Meeting Date: APR 9, 2008 Meeting Type: Annual Record Date: FEB 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward W. Barnholt For For Management 2 Elect Director Michael R. Cannon For For Management 3 Elect Director James E. Daley For For Management 4 Elect Director Charles M. Geschke For For Management 5 Elect Director Shantanu Narayen For For Management 6 Elect Director Delbert W. Yocam For For Management 7 Amend Omnibus Stock Plan For Against Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David W. Kenny For For Management 2 Elect Director Peter J. Kight For For Management 3 Elect Director Frederic V. Salerno For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMAZON.COM, INC. Ticker: AMZN Security ID: 023135106 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey P. Bezos For For Management 2 Elect Director Tom A. Alberg For For Management 3 Elect Director John Seely Brown For For Management 4 Elect Director L. John Doerr For For Management 5 Elect Director William B. Gordon For For Management 6 Elect Director Myrtle S. Potter For For Management 7 Elect Director Thomas O. Ryder For For Management 8 Elect Director Patricia Q. Stonesifer For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- APPLE, INC. Ticker: AAPL Security ID: 037833100 Meeting Date: MAR 4, 2008 Meeting Type: Annual Record Date: JAN 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William V. Campbell For For Management 1.2 Elect Director Millard S. Drexler For For Management 1.3 Elect Director Albert A. Gore, Jr. For For Management 1.4 Elect Director Steven P. Jobs For For Management 1.5 Elect Director Andrea Jung For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Eric E. Schmidt For For Management 1.8 Elect Director Jerome B. York For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation 4 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Sustainability -------------------------------------------------------------------------------- ATHEROS COMMUNICATIONS, INC Ticker: ATHR Security ID: 04743P108 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 26, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Teresa H. Meng For For Management 1.2 Elect Director Willy C. Shih For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- BROADCOM CORP. Ticker: BRCM Security ID: 111320107 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George L. Farinsky For For Management 1.2 Elect Director Nancy H. Handel For For Management 1.3 Elect Director Eddy W. Hartenstein For For Management 1.4 Elect Director John Major For For Management 1.5 Elect Director Scott A. McGregor For For Management 1.6 Elect Director Alan E. Ross For For Management 1.7 Elect Director Henry Samueli For For Management 1.8 Elect Director Robert E. Switz For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BROCADE COMMUNICATIONS SYSTEMS Ticker: BRCD Security ID: 111621306 Meeting Date: APR 10, 2008 Meeting Type: Annual Record Date: FEB 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Gerdelman For For Management 1.2 Elect Director Glenn C. Jones For For Management 1.3 Elect Director Michael Klayko For For Management 2 Amend Non-Employee Director Omnibus Stock For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CAVIUM NETWORKS INC Ticker: CAVM Security ID: 14965A101 Meeting Date: APR 18, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony J. Pantuso For For Management 1.2 Elect Director C. N. Reddy For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CBEYOND, INC Ticker: CBEY Security ID: 149847105 Meeting Date: JUN 13, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Geiger For For Management 1.2 Elect Director Douglas C. Grissom For For Management 1.3 Elect Director David A. Rogan For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CHINA SUNERGY CO LTD Ticker: CSUN Security ID: 16942X104 Meeting Date: SEP 18, 2007 Meeting Type: Special Record Date: AUG 17, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 THAT SECTION 3(A) OF THE COMPANY S SHARE For For Management INCENTIVE PLAN BE AMENDED TO REPLACE IT WITH THE FOLLOWING PARAGRAPH: SUBJECT TO THE PROVISIONS OF ARTICLE 7 AND SECTION 3.I(B), THE MAXIMUM AGGREGATE NUMBER OF SHARES WHICH MAY BE ISSUED PURSUANT TO ALLOW AWARDS -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 30, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen M. Dow For For Management 1.2 Elect Director Godfrey R. Sullivan For For Management 1.3 Elect Director Mark B. Templeton For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: APR 1, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Murray J. Demo For For Management 2 Elect Director Asiff S. Hirji For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONCUR TECHNOLOGIES, INC. Ticker: CNQR Security ID: 206708109 Meeting Date: MAR 12, 2008 Meeting Type: Annual Record Date: JAN 23, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael W. Hilton For For Management 1.2 Elect Director Jeffrey T. McCabe For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DIGITAL RIVER, INC. Ticker: DRIV Security ID: 25388B104 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 2, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Madison For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Approve Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ENTROPIC COMMUNICATIONS INC Ticker: ENTR Security ID: 29384R105 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick Henry For For Management 1.2 Elect Director Amir Mashkoori For For Management 1.3 Elect Director Thomas Baruch For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- EQUINIX, INC. Ticker: EQIX Security ID: 29444U502 Meeting Date: JUN 12, 2008 Meeting Type: Annual Record Date: APR 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven T. Clontz For For Management 1.2 Elect Director Steven P. Eng For For Management 1.3 Elect Director Gary F. Hromadko For For Management 1.4 Elect Director Scott G. Kriens For For Management 1.5 Elect Director Irving F. Lyons, III For For Management 1.6 Elect Director Christopher B. Paisley For For Management 1.7 Elect Director Stephen M. Smith For For Management 1.8 Elect Director Peter F. Van Camp For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FORMFACTOR, INC. Ticker: FORM Security ID: 346375108 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dr. Homa Bahrami For For Management 1.2 Elect Director G. Carl Everett, Jr. For For Management 1.3 Elect Director Dr. Mario Ruscev For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- GOOGLE INC Ticker: GOOG Security ID: 38259P508 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Eric Schmidt For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Larry Page For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ann Mather For For Management 1.8 Elect Director Paul S. Otellini For For Management 1.9 Elect Director K. Ram Shriram For For Management 1.10 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Adopt Internet Censorship Policies Against Against Shareholder 5 Amend Bylaws to Establish a Board Against For Shareholder Committee on Human Rights -------------------------------------------------------------------------------- GSI COMMERCE INC Ticker: GSIC Security ID: 36238G102 Meeting Date: JUN 19, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael G. Rubin For For Management 1.2 Elect Director M. Jeffrey Branman For For Management 1.3 Elect Director Michael J. Donahue For For Management 1.4 Elect Director Ronald D. Fisher For For Management 1.5 Elect Director John A. Hunter For For Management 1.6 Elect Director Mark S. Menell For For Management 1.7 Elect Director Jeffrey F. Rayport For For Management 1.8 Elect Director Lawrence S. Smith For For Management 1.9 Elect Director Andrea M. Weiss For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Brooke Seawell For For Management 1.2 Elect Director Mark A. Bertelsen For For Management 1.3 Elect Director Godfrey R. Sullivan For For Management 2 Approve Qualified Employee Stock Purchase For Against Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNET BRANDS, INC. Ticker: INET Security ID: 460608102 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert N. Brisco For For Management 1.2 Elect Director Howard Lee Morgan For For Management 1.3 Elect Director Kenneth B. Gilman For For Management 1.4 Elect Director Marcia Goodstein For For Management 1.5 Elect Director William Gross For For Management 1.6 Elect Director Martin R. Melone For For Management 1.7 Elect Director Roger S. Penske For For Management 1.8 Elect Director James R. Ukropina For For Management -------------------------------------------------------------------------------- IPG PHOTONICS CORP Ticker: IPGP Security ID: 44980X109 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director V.P. Gapontsev, Ph.D. For For Management 1.2 Elect Director E. Shcherbakov, Ph.D. For For Management 1.3 Elect Director Igor Samartsev For Withhold Management 1.4 Elect Director Robert A. Blair For For Management 1.5 Elect Director Michael C. Child For For Management 1.6 Elect Director John H. Dalton For For Management 1.7 Elect Director Henry E. Gauthier For For Management 1.8 Elect Director William S. Hurley For For Management 1.9 Elect Director W.F. Krupke, Ph.D. For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: OCT 24, 2007 Meeting Type: Special Record Date: SEP 4, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management 2 Other Business For For Management -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Douglas Y. Bech For For Management 1.2 Elect Director Robert J. Cresci For For Management 1.3 Elect Director W. Brian Kretzmer For For Management 1.4 Elect Director Richard S. Ressler For For Management 1.5 Elect Director John F. Rieley For For Management 1.6 Elect Director Stephen Ross For For Management 1.7 Elect Director Michael P. Schulhof For For Management 2 Ratify Auditors For For Management 3 Other Business For For Management -------------------------------------------------------------------------------- MARVELL TECHNOLOGY GROUP LTD Ticker: MRVL Security ID: G5876H105 Meeting Date: OCT 19, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF ONE DIRECTOR: PAUL R. GRAY, For For Management PH.D. 2 Ratify Auditors For For Management 3 TO APPROVE THE 2007 DIRECTOR STOCK For For Management INCENTIVE PLAN. -------------------------------------------------------------------------------- MELLANOX TECHNOLOGIES LTD. Ticker: MLNX Security ID: M51363113 Meeting Date: MAY 19, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Eyal Waldman For For Management 1.2 Elect Director Rob S. Chandra For For Management 1.3 Elect Director Irwin Federman For For Management 1.4 Elect Director C. Thomas Weatherford For For Management 2 PROPOSAL TO APPROVE (I) THE INCREASE IN For For Management THE ANNUAL BASE SALARY OF EYAL WALDMAN TO $325,000, EFFECTIVE APRIL 1, 2008, AND (II) THE CASH BONUS PAID TO MR. WALDMAN ON FEBRUARY 1, 2008 IN THE AMOUNT OF $100,000 FOR SERVICES RENDERED FOR THE FISCAL YEAR 3 PROPOSAL TO INCREASE THE ANNUAL RETAINER For For Management FOR THE AUDIT COMMITTEE CHAIRPERSON. 4 PROPOSAL TO AMEND THE AMENDED ARTICLES OF For For Management ASSOCIATION TO CHANGE THE NOTICE REQUIREMENTS FOR SHAREHOLDER MEETINGS. 5 PROPOSAL TO APPROVE THE APPOINTMENT OF For For Management PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF MELLANOX TECHNOLOGIES, LTD. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008 AND THE AUTHORIZATION OF THE AUDIT COMMITTEE -------------------------------------------------------------------------------- MICROSOFT CORP. Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 13, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Gates, III For For Management 2 Elect Director Steven A. Ballmer For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director Dina Dublon For For Management 5 Elect Director Raymond V. Gilmartin For For Management 6 Elect Director Reed Hastings For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Elect Director Jon A. Shirley For For Management 11 Ratify Auditors For For Management 12 Adopt Policies to Protect Freedom of Against Against Shareholder Access to the Internet 13 Amend Bylaws to Establish a Board Against For Shareholder Committee on Human Rights -------------------------------------------------------------------------------- MICROSTRATEGY INC. Ticker: MSTR Security ID: 594972408 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Saylor For For Management 1.2 Elect Director Sanju K. Bansal For For Management 1.3 Elect Director Matthew W. Calkins For For Management 1.4 Elect Director Robert H. Epstein For For Management 1.5 Elect Director David W. LaRue For For Management 1.6 Elect Director Jarrod M. Patten For For Management 1.7 Elect Director Carl J. Rickertsen For For Management 1.8 Elect Director Thomas P. Spahr For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETEZZA CORP Ticker: NZ Security ID: 64111N101 Meeting Date: JUN 6, 2008 Meeting Type: Annual Record Date: APR 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James Baum For For Management 1.2 Elect Director Peter Gyenes For For Management 1.3 Elect Director Charles F. Kane For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Norman Godinho For For Management 1.2 Elect Director Ronald Jankov For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- NOKIA CORP. Ticker: NOK Security ID: 654902204 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 APPROVAL OF THE ANNUAL ACCOUNTS For For Management 2 APPROVAL OF THE DISTRIBUTION OF THE For For Management PROFIT FOR THE YEAR, PAYMENT OF DIVIDEND 3 APPROVAL OF THE DISCHARGE OF THE For For Management CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIABILITY 4 APPROVAL OF THE REMUNERATION TO THE For For Management MEMBERS OF THE BOARD OF DIRECTORS 5 APPROVAL OF THE NUMBER OF THE MEMBERS OF For For Management THE BOARD OF DIRECTORS 6.1 Elect Director Georg Ehrnrooth For For Management 6.2 Elect Director Lalita D. Gupte For For Management 6.3 Elect Director Bengt Holmstrom For For Management 6.4 Elect Director Henning Kagermann For For Management 6.5 Elect Director Olli-Pekka Kallasvuo For For Management 6.6 Elect Director Per Karlsson For For Management 6.7 Elect Director Jorma Ollila For For Management 6.8 Elect Director Marjorie Scardino For For Management 6.9 Elect Director Risto Siilasmaa For For Management 6.10 Elect Director Keijo Suila For For Management 7 APPROVAL OF THE AUDITOR REMUNERATION For For Management 8 APPROVAL OF THE RE-ELECTION OF For For Management PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2008 9 APPROVAL OF THE AUTHORIZATION TO THE For For Management BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA SHARES 10 MARK THE FOR BOX IF YOU WISH TO None Abstain Management INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 10 -------------------------------------------------------------------------------- NUANCE COMMUNICATIONS, INC. Ticker: NUAN Security ID: 67020Y100 Meeting Date: APR 21, 2008 Meeting Type: Annual Record Date: MAR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles W. Berger For For Management 1.2 Elect Director Robert J. Frankenberg For For Management 1.3 Elect Director Jeffrey A. Harris For For Management 1.4 Elect Director William H. Janeway For For Management 1.5 Elect Director Katharine A. Martin For For Management 1.6 Elect Director Mark B. Myers For For Management 1.7 Elect Director Philip J. Quigley For For Management 1.8 Elect Director Paul A. Ricci For For Management 1.9 Elect Director Robert G. Teresi For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PLX TECHNOLOGY, INC. Ticker: PLXT Security ID: 693417107 Meeting Date: MAY 27, 2008 Meeting Type: Annual Record Date: APR 4, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Salameh For For Management 1.2 Elect Director D. James Guzy For For Management 1.3 Elect Director John H. Hart For For Management 1.4 Elect Director Robert H. Smith For For Management 1.5 Elect Director Thomas Riordan For For Management 1.6 Elect Director Patrick Verderico For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRICELINE.COM INC. Ticker: PCLN Security ID: 741503403 Meeting Date: JUN 4, 2008 Meeting Type: Annual Record Date: APR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffery H. Boyd For For Management 1.2 Elect Director Ralph M. Bahna For For Management 1.3 Elect Director Howard W. Barker, Jr. For For Management 1.4 Elect Director Jan L. Docter For For Management 1.5 Elect Director Jeffrey E. Epstein For For Management 1.6 Elect Director James M. Guyette For For Management 1.7 Elect Director Nancy B. Peretsman For For Management 1.8 Elect Director Craig W. Rydin For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Amend Bylaws to Permit Shareholders to Against For Shareholder Call Special Meetings -------------------------------------------------------------------------------- PROS HOLDINGS INC Ticker: PRO Security ID: 74346Y103 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Timothy V. Williams For For Management 1.2 Elect Director Gregory B. Peterson For For Management 1.3 Elect Director Mariette M. Woestemeyer For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- RIVERBED TECHNOLOGY, INC. Ticker: RVBD Security ID: 768573107 Meeting Date: NOV 6, 2007 Meeting Type: Annual Record Date: SEP 24, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark A. Floyd For For Management 1.2 Elect Director Christopher J. Schaepe For For Management 1.3 Elect Director James R. Swartz For Withhold Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SHUTTERFLY, INC. Ticker: SFLY Security ID: 82568P304 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patricia A. House For For Management 1.2 Elect Director Philip A. Marineau For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SILICON LABORATORIES, INC. Ticker: SLAB Security ID: 826919102 Meeting Date: APR 24, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Navdeep S. Sooch For For Management 1.2 Elect Director Laurence G. Walker For For Management 1.3 Elect Director William P. Wood For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SILICON MOTION TECHNOLOGY CORP Ticker: SIMO Security ID: 82706C108 Meeting Date: SEP 27, 2007 Meeting Type: Annual Record Date: # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Yung Chien-Wang as Director For For Management 2 Approve Deloitte and Touche as Auditors For For Management and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- SOHU.COM INC. Ticker: SOHU Security ID: 83408W103 Meeting Date: MAY 30, 2008 Meeting Type: Annual Record Date: APR 11, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward B. Roberts For For Management 1.2 Elect Director Zhonghan Deng For For Management 2 Ratify Auditors For For Management 3 Other Business None For Management -------------------------------------------------------------------------------- SYNAPTICS, INC. Ticker: SYNA Security ID: 87157D109 Meeting Date: OCT 23, 2007 Meeting Type: Annual Record Date: SEP 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Federico Faggin For For Management 1.2 Elect Director W. Ronald Van Dell For For Management -------------------------------------------------------------------------------- THE9 LIMITED Ticker: NCTY Security ID: 88337K104 Meeting Date: DEC 14, 2007 Meeting Type: Annual Record Date: NOV 7, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 THE RE-ELECTION AND APPOINTMENT OF JUN For For Management ZHU AS AN EXECUTIVE DIRECTOR (CLASS III) OF THE COMPANY, EFFECTIVE FROM THE CLOSING OF THIS ANNUAL GENERAL MEETING, TO SERVE FOR A THREE (3) YEAR TERM ENDING AT THE 2010 ANNUAL GENERAL SHAREHOLDERS MEETING OR UNTIL 2 THE APPOINTMENT OF CHEUNG KIN AU-YEUNG TO For For Management REPLACE THE RETIRING STEPHEN CHEUK KIN LAW AS A NON-EXECUTIVE DIRECTOR (CLASS III) OF THE COMPANY, EFFECTIVE FROM THE CLOSING OF THIS ANNUAL GENERAL MEETING, TO SERVE FOR A THREE (3) YEAR TERM ENDING AT THE 2010 -------------------------------------------------------------------------------- THESTREET.COM, INC. Ticker: TSCM Security ID: 88368Q103 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: APR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Clarke, Jr. For For Management 1.2 Elect Director Jeffrey A. Sonnenfeld For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- VALUECLICK, INC. Ticker: VCLK Security ID: 92046N102 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James R. Zarley For For Management 1.2 Elect Director David S. Buzby For For Management 1.3 Elect Director Martin T. Hart For For Management 1.4 Elect Director Tom A. Vadnais For For Management 1.5 Elect Director Jeffrey F. Rayport For For Management 1.6 Elect Director James R. Peters For For Management 1.7 Elect Director James A. Crouthamel For For Management -------------------------------------------------------------------------------- VMWARE INC Ticker: VMW Security ID: 928563402 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Renee J. James For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- WEBMD HEALTH CORP Ticker: WBMD Security ID: 94770V102 Meeting Date: SEP 18, 2007 Meeting Type: Annual Record Date: AUG 8, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark J. Adler, M.D. For For Management 1.2 Elect Director Neil F. Dimick For For Management 1.3 Elect Director James V. Manning For For Management 1.4 Elect Director Wayne T. Gattinella For For Management 1.5 Elect Director A. R. Moossa, M.D. For For Management 1.6 Elect Director Stanley S Trotman, Jr For For Management 1.7 Elect Director Jerome C. Keller For For Management 1.8 Elect Director Martin J. Wygod For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management ============================= RS VALUE VIP SERIES ============================== ADVANCE AUTO PARTS INC Ticker: AAP Security ID: 00751Y106 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John C. Brouillard For For Management 1.2 Elect Director Lawrence P. Castellani For For Management 1.3 Elect Director Darren R. Jackson For For Management 1.4 Elect Director Nicholas J. Lahowchic For For Management 1.5 Elect Director William S. Oglesby For For Management 1.6 Elect Director Gilbert T. Ray For For Management 1.7 Elect Director Carlos A. Saladrigas For For Management 1.8 Elect Director Francesca M. Spinelli For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALEXANDRIA REAL ESTATE EQUITIES, INC. Ticker: ARE Security ID: 015271109 Meeting Date: MAY 22, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joel S. Marcus For For Management 1.2 Elect Director James H. Richardson For For Management 1.3 Elect Director Richard B. Jennings For For Management 1.4 Elect Director John L. Atkins, III For For Management 1.5 Elect Director Richard H. Klein For For Management 1.6 Elect Director Martin A. Simonetti For For Management 1.7 Elect Director Alan G. Walton For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLEGHENY TECHNOLOGIES INCORPORATED Ticker: ATI Security ID: 01741R102 Meeting Date: MAY 9, 2008 Meeting Type: Annual Record Date: MAR 12, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Diggs For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director Michael J. Joyce For For Management 2 Ratify Auditors For For Management 3 Require a Majority Vote for the Election Against Against Shareholder of Directors -------------------------------------------------------------------------------- AMERIPRISE FINANCIAL, INC. Ticker: AMP Security ID: 03076C106 Meeting Date: APR 23, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director W. Walker Lewis For For Management 2 Elect Director Siri S. Marshall For For Management 3 Elect Director William H. Turner For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ANNALY CAPITAL MANAGEMENT INC. Ticker: NLY Security ID: 035710409 Meeting Date: APR 21, 2008 Meeting Type: Special Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- AON CORP. Ticker: AOC Security ID: 037389103 Meeting Date: MAY 16, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick G. Ryan For For Management 1.2 Elect Director Gregory C. Case For For Management 1.3 Elect Director Fulvio Conti For For Management 1.4 Elect Director Edgar D. Jannotta For For Management 1.5 Elect Director Jan Kalff For Withhold Management 1.6 Elect Director Lester B. Knight For For Management 1.7 Elect Director J. Michael Losh For For Management 1.8 Elect Director R. Eden Martin For For Management 1.9 Elect Director Andrew J. McKenna For For Management 1.10 Elect Director Robert S. Morrison For For Management 1.11 Elect Director Richard B. Myers For For Management 1.12 Elect Director Richard C. Notebaert For For Management 1.13 Elect Director John W. Rogers, Jr. For For Management 1.14 Elect Director Gloria Santona For For Management 1.15 Elect Director Carolyn Y. Woo For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ASSURANT INC Ticker: AIZ Security ID: 04621X108 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 28, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Michael Palms For For Management 1.2 Elect Director Robert J. Blendon For For Management 1.3 Elect Director Beth L. Bronner For For Management 1.4 Elect Director David B. Kelso For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- ATMEL CORPORATION Ticker: ATML Security ID: 049513104 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: APR 9, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven Laub For For Management 2 Elect Director Tsung-Ching Wu For For Management 3 Elect Director David Sugishita For For Management 4 Elect Director Papken Der Torossian For For Management 5 Elect Director Jack L. Saltich For For Management 6 Elect Director Charles Carinalli For For Management 7 Elect Director Dr. Edward Ross For For Management 8 Amend Omnibus Stock Plan For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- BEA SYSTEMS, INC. Ticker: BEAS Security ID: 073325102 Meeting Date: MAR 18, 2008 Meeting Type: Annual Record Date: JAN 22, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dean O. Morton For For Management 1.2 Elect Director Bruce A. Pasternack For For Management 1.3 Elect Director Kiran M. Patel For For Management 1.4 Elect Director George Reyes For Withhold Management 2 Ratify Auditors For For Management 3 Company Specific-Governance Related Against Against Shareholder 4 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CANADIAN NATURAL RESOURCES LTD. Ticker: CNQ Security ID: 136385101 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 19, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Catherine M. Best For For Management 1.2 Elect Director N. Murray Edwards For For Management 1.3 Elect Director Gary A. Filmon For For Management 1.4 Elect Director Gordon D. Giffin For For Management 1.5 Elect Director John G. Langille For For Management 1.6 Elect Director Steve W. Laut For For Management 1.7 Elect Director Keith A.J. MacPhail For For Management 1.8 Elect Director Allan P. Markin For For Management 1.9 Elect Director Norman F. McIntyre For For Management 1.10 Elect Director Frank J. McKenna For For Management 1.11 Elect Director James S. Palmer For For Management 1.12 Elect Director Eldon R. Smith For For Management 1.13 Elect Director David A. Tuer For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- CAREER EDUCATION CORP. Ticker: CECO Security ID: 141665109 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis H. Chookaszian For For Management 2 Elect Director David W. Devonshire For For Management 3 Elect Director Patrick W. Gross For For Management 4 Elect Director Thomas B. Lally For For Management 5 Elect Director Steven H. Lesnik For For Management 6 Elect Director Gary E. McCullough For For Management 7 Elect Director Edward A. Snyder For For Management 8 Elect Director Leslie T. Thornton For For Management 9 Approve Omnibus Stock Plan For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONVERGYS CORP. Ticker: CVG Security ID: 212485106 Meeting Date: APR 22, 2008 Meeting Type: Annual Record Date: FEB 25, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Dillon For For Management 1.2 Elect Director Sidney A. Ribeau For For Management 1.3 Elect Director David R. Whitwam For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For Against Management 4 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: NOV 19, 2007 Meeting Type: Special Record Date: OCT 8, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 Increase Authorized Common Stock For Against Management 2 Approve Stock Split For For Management 3 Adjourn Meeting For For Management -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 15, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald G. Greene For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director David I. Heather For For Management 1.5 Elect Director Gregory L. McMichael For For Management 1.6 Elect Director Gareth Roberts For For Management 1.7 Elect Director Randy Stein For For Management 1.8 Elect Director Wieland F. Wettstein For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- EASTMAN CHEMICAL CO. Ticker: EMN Security ID: 277432100 Meeting Date: MAY 1, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael P. Connors For For Management 2 Elect Director J. Brian Ferguson For For Management 3 Elect Director Howard L. Lance For For Management 4 Ratify Auditors For For Management 5 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- FIDELITY NATIONAL FINANCIAL, INC. Ticker: FNF Security ID: 31620R105 Meeting Date: MAY 29, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William P. Foley, II For For Management 1.2 Elect Director Douglas K. Ammerman For For Management 1.3 Elect Director Thomas M. Hagerty For For Management 1.4 Elect Director Peter O. Shea, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- FIRSTENERGY CORPORATION Ticker: FE Security ID: 337932107 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 21, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul T. Addison For For Management 1.2 Elect Director Anthony J. Alexander For For Management 1.3 Elect Director Michael J. Anderson For For Management 1.4 Elect Director Carol A. Cartwright For For Management 1.5 Elect Director William T. Cottle For For Management 1.6 Elect Director Robert B. Heisler, Jr. For For Management 1.7 Elect Director Ernest J. Novak, Jr. For For Management 1.8 Elect Director Catherine A. Rein For For Management 1.9 Elect Director George M. Smart For For Management 1.10 Elect Director Wes M. Taylor For For Management 1.11 Elect Director Jesse T. Williams, Sr. For For Management 2 Ratify Auditors For For Management 3 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 4 Adopt a Policy Establishing an Engagement Against For Shareholder Process to Shareholder Proposals 5 Reduce Supermajority Vote Requirement Against For Shareholder 6 Require a Majority Vote for the Election Against For Shareholder of Directors -------------------------------------------------------------------------------- GENWORTH FINANCIAL, INC. Ticker: GNW Security ID: 37247D106 Meeting Date: MAY 13, 2008 Meeting Type: Annual Record Date: MAR 18, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank J. Borelli For For Management 2 Elect Director Michael D. Fraizer For For Management 3 Elect Director Nancy J. Karch For For Management 4 Elect Director J. Robert ?Bob? Kerrey For For Management 5 Elect Director Risa J. Lavizzo-Mourey For For Management 6 Elect Director Saiyid T. Naqvi For For Management 7 Elect Director James A. Parke For For Management 8 Elect Director James S. Riepe For For Management 9 Elect Director Barrett A. Toan For For Management 10 Elect Director Thomas B. Wheeler For For Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- INVESCO LTD. (FORMERLY INVESCO PLC) Ticker: IVZ Security ID: G491BT108 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 ELECTION OF DIRECTOR: REX D. ADAMS For For Management 2 ELECTION OF DIRECTOR: SIR JOHN BANHAM For For Management 3 ELECTION OF DIRECTOR: DENIS KESSLER For Against Management 4 Ratify Auditors For For Management 5 APPROVAL OF 2008 GLOBAL EQUITY INCENTIVE For For Management PLAN 6 APPROVAL OF EXECUTIVE INCENTIVE BONUS For For Management PLAN -------------------------------------------------------------------------------- INVESCO PLC (FORMERLY AMVESCAP PLC) Ticker: IVZ Security ID: 46127U104 Meeting Date: NOV 14, 2007 Meeting Type: Special Record Date: OCT 11, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1 COURT MEETING For For Management 2 TO APPROVE THE SCHEME OF ARRANGEMENT For For Management BETWEEN INVESCO PLC AND ITS SHAREHOLDERS PURSUANT TO WHICH INVESCO LTD. WILL BECOME THE PARENT OF INVESCO PLC, AND ALL MATTERS RELATING TO THE SCHEME OF ARRANGEMENT. 3 TO APPROVE, SUBJECT TO THE SCHEME For For Management BECOMING EFFECTIVE, THE ISSUE OF BONUS SHARES TO INVESCO LTD. (THE NEW SHARES ). 4 TO APPROVE THE REDUCTION OF CAPITAL For For Management RELATING TO THE NEW SHARES. -------------------------------------------------------------------------------- LSI CORP Ticker: LSI Security ID: 502161102 Meeting Date: MAY 14, 2008 Meeting Type: Annual Record Date: MAR 17, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Timothy Y. Chen For For Management 2 Elect Director Charles A. Haggerty For For Management 3 Elect Director Richard S. Hill For For Management 4 Elect Director Michael J. Mancuso For For Management 5 Elect Director John H.F. Miner For For Management 6 Elect Director Arun Netravali For For Management 7 Elect Director Matthew J. O'Rourke For For Management 8 Elect Director Gregorio Reyes For For Management 9 Elect Director Abhijit Y. Talwalkar For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Amend Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- MAGELLAN HEALTH SERVICES, INC. Ticker: MGLN Security ID: 559079207 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William J. McBride For For Management 1.2 Elect Director Robert M. Le Blanc For For Management 1.3 Elect Director Allen F. Wise For For Management 1.4 Elect Director William D. Forrest For For Management 2 Approve Omnibus Stock Plan For For Management 3 Declassify the Board of Directors Against Against Shareholder 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 28, 2008 Meeting Type: Annual Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MI DEVELOPMENTS INC Ticker: MIM.A Security ID: 55304X104 Meeting Date: MAY 7, 2008 Meeting Type: Annual/Special Record Date: MAR 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect John Barnett, Barry Byrd, Neil For For Management Davis, Philip Fricke, Manfred Jakszus, Dennis Mills, Heribert Polzl, John Simonetti, Frank Stronach, Judson Whiteside and Rod Zimmer as Directors 2 Approve Ernst & Young LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration 3 Amend Bylaws For For Management 4 Implement the Board Plan None Against Shareholder -------------------------------------------------------------------------------- PEABODY ENERGY CORP. Ticker: BTU Security ID: 704549104 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 14, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sandra Van Trease For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: OCT 18, 2007 Meeting Type: Annual Record Date: AUG 31, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Janet M. Hansen For For Management 1.2 Elect Director Jeremiah J. Lowney, Jr. For For Management 2 Approve Restricted Stock Plan For Against Management 3 Approve Stock Option Plan For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: APR 17, 2008 Meeting Type: Annual Record Date: FEB 20, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Collin P. Baron For For Management 1.2 Elect Director Richard M. Hoyt For For Management 1.3 Elect Director Philip R. Sherringham For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Amend Restricted Stock Plan For Against Management 4 Amend Stock Option Plan For Against Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- PPL CORP. Ticker: PPL Security ID: 69351T106 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: FEB 29, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederick M. Bernthal For For Management 1.2 Elect Director Louise K. Goeser For For Management 1.3 Elect Director Keith H. Williamson For For Management 2 Eliminate Supermajority Vote Requirement For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUESTAR CORP. Ticker: STR Security ID: 748356102 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 24, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Phillips S. Baker, Jr. For For Management 1.2 Elect Director L. Richard Flury For For Management 1.3 Elect Director Bruce A. Williamson For For Management 1.4 Elect Director James A. Harmon For Withhold Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors None For Shareholder -------------------------------------------------------------------------------- SCIENTIFIC GAMES CORPORATION Ticker: SGMS Security ID: 80874P109 Meeting Date: JUN 10, 2008 Meeting Type: Annual Record Date: APR 15, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Lorne Weil For For Management 1.2 Elect Director Peter A. Cohen For For Management 1.3 Elect Director Gerald J. Ford For For Management 1.4 Elect Director J. Robert Kerrey For For Management 1.5 Elect Director Ronald O. Perelman For For Management 1.6 Elect Director Michael J. Regan For For Management 1.7 Elect Director Barry F. Schwartz For For Management 1.8 Elect Director Eric M. Turner For For Management 1.9 Elect Director Joseph R. Wright, Jr. For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: OCT 31, 2007 Meeting Type: Annual Record Date: SEP 14, 2007 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Pamela L. Carter For For Management 1.2 Elect Director William T. Esrey For For Management 1.3 Elect Director Fred J. Fowler For For Management 1.4 Elect Director Dennis R. Hendrix For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPECTRA ENERGY CORP. Ticker: SE Security ID: 847560109 Meeting Date: MAY 8, 2008 Meeting Type: Annual Record Date: MAR 10, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul M. Anderson For For Management 1.2 Elect Director Austin A. Adams For For Management 1.3 Elect Director F. Anthony Comper For For Management 1.4 Elect Director Michael McShane For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- TALISMAN ENERGY INC. Ticker: TLM Security ID: 87425E103 Meeting Date: APR 30, 2008 Meeting Type: Annual/Special Record Date: MAR 3, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Douglas D. Baldwin For For Management 1.2 Elect Director William R.P. Dalton For For Management 1.3 Elect Director Kevin S. Dunne For For Management 1.4 Elect Director John A. Manzoni For For Management 1.5 Elect Director Lawrence G. Tapp For For Management 1.6 Elect Director Stella M. Thompson For For Management 1.7 Elect Director John D. Watson For For Management 1.8 Elect Director Robert G. Welty For For Management 1.9 Elect Director Charles R. Williamson For For Management 1.10 Elect Director Charles W. Wilson For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Shareholder Rights Plan For Against Management -------------------------------------------------------------------------------- WESCO INTERNATIONAL, INC. Ticker: WCC Security ID: 95082P105 Meeting Date: MAY 21, 2008 Meeting Type: Annual Record Date: APR 7, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Roy W. Haley For For Management 1.2 Elect Director George L. Miles, Jr. For For Management 1.3 Elect Director John K. Morgan For For Management 1.4 Elect Director James L. Singleton For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- XTO ENERGY INC Ticker: XTO Security ID: 98385X106 Meeting Date: MAY 20, 2008 Meeting Type: Annual Record Date: MAR 31, 2008 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Adams III For For Management 2 Elect Director Keith A. Hutton For For Management 3 Elect Director Jack P. Randall For For Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management 6 Declassify the Board of Directors Against For Shareholder ========== END NPX REPORT SIGNATURES Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): RS Variable Products Trust By (Signature and Title): /s/ Terry R. Otton -------------------------------- Name: Terry R. Otton Title: President Date: May 11, 2009&lt;/PRE&gt;&lt;/BODY&gt;&lt;/HTML&gt; </PRE></BODY></HTML>